The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy®
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory, InvestmentSolutionsSM RIA
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.75%	55-58	3.75%
59-64	4.50%	59-64	4.25%
65-69	5.75%	65-69	5.50%
70-74	5.80%	70-74	5.60%
75+	6.00%	75+	5.75%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.25%	59-64	4.00%
65-69	5.25%	65-69	5.15%
70-74	5.50%	70-74	5.25%
75+	5.75%	75+	5.50%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.
i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed

Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy®
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory
Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for i4LIFE® Advantage Select Guaranteed Income Benefit applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

The rates below apply for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	5.00%	65-69	4.50%
70-74	5.25%	70-74	5.00%
75-79	5.50%	75-79	5.25%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.
*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE® Advantage Select Guaranteed Income Benefit.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln IRA Income PlusSM rider. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications signed between April 1, 2019 and May 19, 2019. The rates may be different than those listed below for applications signed after May 19, 2019.
The Guaranteed Annual Income amount is determined (a) by multiplying the Income Base by the applicable rate, and (b) whether or your Contract Value has been reduced to zero. Thereafter, the Guaranteed Annual Income rate will decrease once the Contract Value reaches zero.
Two options are available, and you can decide which option is best suited to your needs. Option 1 may be appropriate if you would like lower initial income with higher income once the Contract Value reaches zero. Comparatively, Option 2 will provide a higher initial income with lower income once the Contract Value reaches zero.
For both Option1 and Option 2, the rates in Table A apply prior to the Contract Value reaching zero. Once the Contract Value reaches zero, Table B will be used, and the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B.
OPTION 1
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	6.25%	N/A*	70+	5.00%
*Joint Life is currently not available.
OPTION 2
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life
70+	7.00%	N/A*	70+	4.00%
*Joint Life is currently not available.
In order to receive the rates indicated in this Rate Sheet, your application must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application, you will receive the higher set of rates. If the rates have decreased when we compare the Guaranteed Annual Income rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application, subject to meeting the rules above.

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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Max 6 SelectSM Advantage rider. This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The rates may be different than those listed below for applications and/or rider election forms signed after May 19, 2019.
The initial Guaranteed Annual Income rate is based on your age as of the date of the first Guaranteed Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
In order to receive the rates indicated in this Rate Sheet, your application and/or election forms must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application and/or election forms in Good Order within 10 days from the date you sign your application and/or election forms, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your application and/or election forms, you will receive the higher set of rates. If the rates have decreased when we compare the Guaranteed Annual Income rates that we are offering on the day you signed your application and/or election forms to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application and/or election forms, subject to meeting the rules above.

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Prospectus 1

Lincoln ChoicePlus AssuranceSM (A Share)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2019
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Gross Purchase Payment for the contract is $1,500 ($10,000 if sold as part of a fee-based plan). The minimum initial Gross Purchase Payment for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Additional Gross Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Net Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Net Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
(formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund*
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund

LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Gross Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount, Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a Fee-Based Financial Plan.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal (or all withdrawals under any version of 4LATER® Advantage).
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and for contracts purchased prior to November 9, 2009 only, their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period of the fixed account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. For contracts purchased prior to February 8, 2010, the maximum sales charge is 5.75%. The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan. See Charges and Other Deductions.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.
•	Table E reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)
Guaranteed Maximum and Current Product Charges:
Estate Enhanced Benefit (EEB)
Mortality and Expense Risk Charge	1.15%	N/A
Administrative Charge	0.10%	N/A
Total Separate Account Expenses	1.25%	N/A
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	0.95%	0.45%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.05%	0.55%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	0.70%	0.20%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	0.80%	0.30%

Account Value Death Benefit
Mortality and Expense Risk Charge	0.65%	0.10%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	0.75%	0.20%

	Single Life	Joint Life
Optional Living Benefit Rider Charges:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Max 6 SelectSM Advantage:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln IRA Income PlusSM:[4]
Guaranteed Maximum Annual Charge	2.25%	N/A
Current Initial Annual Charge	1.35%	N/A
4LATER® Select Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[8]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[8]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[9]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[6]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Long-Term CareSM Advantage:
Acceleration Benefit Charge:[10]
Guaranteed Maximum Charge Level Benefit or Growth Benefit	1.50%	N/A
Current Charge Growth Benefit	0.50%	N/A
Current Charge Level Benefit	0.35%	N/A
Extension Benefit Charge:[11]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (Contractowners ages 70-74)	0.76%	N/A
Optional Nonforfeiture Benefit Charge:[12]
Guaranteed Maximum Charge	N/A	N/A
Current Charge (Contractowners ages 70-74)	0.14%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	For contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and May 21, 2017, the total annual charges are as follows: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.65%; Account Value 0.60%. For contracts purchased prior to November 15, 2010 (prior to June 30, 2010 for contracts purchased as part of a Fee-Based Financial Plan), the total annual charges are as follows: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	On and after the Annuity Commencement Date
a. A mortality and expense risk charge of 0.65% and an administrative charge rate of 0.10% of the Contract Value is charged for A-Share contracts purchased on and after November 15, 2010;
b. the charge is 0.20% of the Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017;
c. the charge is 0.60% of Contract Value on contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and May 22, 2017; and
d. the charge is 0.60% of Contract Value for A-Share contracts purchased prior to November 15, 2010.
[4]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider. A discussion of the charges for 4LATER® Advantage (Managed Risk) can be found in an Appendix to this prospectus.
[7]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements and the 200% step-up, and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[8]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[9]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[10]	The Acceleration Benefit Charge rate is assessed against the LTC Guaranteed Amount as of the date the charge is deducted up to the maximum allowable charge rate of 1.50% of the LTC Guaranteed Amount. The Acceleration Benefit Charge percentage rates are different for the Level Benefit and Growth Benefit. See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.
[11]	The Extension Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Extension Benefit. The current Extension Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be increased for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.68% (0.17% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.76% (0.19% quarterly). See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.
[12]	The Optional Nonforfeiture Benefit Charge rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Optional Nonforfeiture Benefit. The current Optional Nonforfeiture Benefit Charge rate may increase after the contract date subject to prior state regulatory approval, although it will be the same for all Contractowners in the same class as determined in a nondiscriminatory manner. The highest current charge rate will be 0.14% (0.035% quarterly) for the state of Texas, 0.13% (0.0325% quarterly) for the state of California, and 0.11% (0.0275% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. For all other states, the highest charge rate will be 0.12% (0.03% quarterly). See Charges and Other Deductions – Lincoln Long-Term CareSM Advantage Charges for more information.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%	0.95%
Guarantee of Principal Death Benefit	1.20%	0.70%
Account Value Death Benefit	1.15%	0.60%

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[3]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%	3.90%	3.20%	3.40%
Current Charge	2.40%	2.60%	1.90%	2.10%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%	3.65%	2.95%	3.15%
Current Charge	2.15%	2.35%	1.65%	1.85%
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%	3.60%	2.85%	3.05%
Current Charge	2.10%	2.30%	1.55%	1.75%

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[3]	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%	2.95%	2.95%
Current Charge	2.10%	2.30%	1.60%	1.80%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%	2.70%	2.70%
Current Charge	1.85%	2.05%	1.35%	1.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%	2.60%	2.60%
Current Charge	1.80%	2.00%	1.25%	1.45%

	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%	N/A
Current Charge	1.95%	N/A
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%	N/A
Current Charge	1.70%	N/A

Account Value Death Benefit
Guaranteed Maximum Charge	2.65%	N/A
Current Charge	1.65%	N/A
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. For contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and May 22, 2017, the total annual charges are as follows: EGMDB 1.30%; Guarantee of Principal 1.05%; Account Value 1.00%. For A-Share contracts purchased prior to November 15, 2010 (and prior to June 30, 2010 for contracts purchased as part of a Fee-Based Financial Plan) the annual charge rates are as follows: EGMDB 1.30%; Guarantee of Principal 1.15%; Account Value 1.05%. The i4LIFE® Advantage charge rate is reduced to 1.15% during the Lifetime Income Period, or 1.00% for contracts purchased as part of a Fee-Based Financial Plan prior to May 22, 2017 and 0.60% for contracts purchased as part of Fee-Based Financial Plan on and after May 22, 2017.
[3]	The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). The current annual charge rate for Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% for A-Share contracts purchased on and after November 15, 2010 (1.00% for all Fee-Based Financial Plan contracts purchased prior to May 22, 2017 and A-Share contracts purchased prior to November 15, 2010; and 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[4]	The current annual charge rate for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% for A-Share contracts purchased on and after November 15, 2010 (1.00% for all Fee-Based Financial Plan contracts purchased prior to June 30, 2010 and for A-Share contracts purchased prior to November 15, 2010). The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information. Contractowners with contracts that were part of a Fee-Based Financial Plan prior to June 30, 2010 will pay a higher charge based upon higher Mortality and Expense Risk charges. See your contract for your specific charge.

TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)[2]	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%	0.55%
Guarantee of Principal Death Benefit	0.80%	0.30%
Account Value Death Benefit	0.75%	0.20%

	All Contracts
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk) riders:[2,3]

Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

TABLE D
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	$50

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage
	Single/Joint Life	Single/Joint Life
Guaranteed Maximum and Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%	0.55%
Guarantee of Principal Death Benefit	0.80%	0.30%
Account Value Death Benefit	0.75%	0.20%

	All Contracts
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage:[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value unless your contract was purchased as part of a Fee-Based Financial Plan on and after May 22, 2017. We do not assess the account fee on contracts issued to Selling Group individuals, or individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
[2]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

TABLE E
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan
Annual Account Fee:[1]	$20	N/A

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%	2.80%
Current Charge	2.10%	1.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%	2.55%
Current Charge	1.85%	1.70%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%	2.50%
Current Charge	1.80%	1.65%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued to Selling Group Individuals, to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017, or on contracts issued before August 15, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15% for A-Share contract purchased on and after November 15, 2010 (1.00% for all Fee-Based Financial Plan contracts purchased prior to June 30, 2010 and A-Share contracts purchased prior to November 15, 2010). The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	2.17%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	2.02%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.25%		0.00%		1.25%	-0.05%	1.20%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.06%		0.00%		1.06%	0.00%	1.06%
ALPS/Stadion Core ETF Portfolio - Class III	0.50%		0.25%		0.54%		0.09%		1.38%	-0.14%	1.24%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.16%	1.00%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.14%	0.92%
American Funds Global Growth Fund - Class 2	0.52%		0.25%		0.03%		0.00%		0.80%	0.00%	0.80%
American Funds Global Small Capitalization Fund - Class 2	0.70%		0.25%		0.04%		0.00%		0.99%	0.00%	0.99%
American Funds Growth Fund - Class 2	0.32%		0.25%		0.02%		0.00%		0.59%	0.00%	0.59%
American Funds Growth-Income Fund - Class 2	0.26%		0.25%		0.02%		0.00%		0.53%	0.00%	0.53%
American Funds International Fund - Class 2	0.49%		0.25%		0.04%		0.00%		0.78%	0.00%	0.78%
BlackRock Global Allocation V.I. Fund - Class III	0.63%		0.25%		0.26%		0.01%		1.15%	-0.14%	1.01%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.12%		0.00%		1.07%	-0.01%	1.06%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.11%		0.00%		1.11%	-0.01%	1.10%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.07%		0.00%		0.95%	-0.05%	0.90%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.06%	1.58%
Delaware VIP® High Yield Series - Service Class	0.65%		0.30%		0.10%		0.00%		1.05%	-0.01%	1.04%
Delaware VIP® Limited-Term Diversified Income Series - Service Class	0.48%		0.30%		0.06%		0.00%		0.84%	0.00%	0.84%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.56%		0.25%		0.27%		0.69%		1.77%	-0.62%	1.15%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.43%		0.93%	-0.15%	0.78%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.37%		0.00%		1.22%	-0.02%	1.20%
Franklin Income VIP Fund - Class 2	0.46%		0.25%		0.01%		0.02%		0.74%	-0.02%	0.72%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.01%		0.02%		0.84%	-0.02%	0.82%
Franklin Mutual Shares VIP Fund - Class 2	0.68%		0.25%		0.03%		0.01%		0.97%	0.00%	0.97%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.01%		1.07%	0.00%	1.07%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.19%		0.00%		0.56%	0.00%	0.56%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.22%		0.01%		1.19%	-0.01%	1.18%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.19%		0.00%		0.84%	0.00%	0.84%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	0.60%		0.25%		0.52%		0.13%		1.50%	-0.31%	1.19%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	0.75%		0.35%		0.09%		0.00%		1.19%	0.00%	1.19%
LVIP American Global Growth Fund - Service Class II	0.52%		0.55%		0.11%		0.00%		1.18%	0.00%	1.18%
LVIP American Global Small Capitalization Fund - Service Class II	0.70%		0.55%		0.20%		0.00%		1.45%	-0.06%	1.39%
LVIP American Growth Fund - Service Class II	0.32%		0.55%		0.10%		0.00%		0.97%	0.00%	0.97%
LVIP American Growth-Income Fund - Service Class II	0.26%		0.55%		0.08%		0.00%		0.89%	0.00%	0.89%
LVIP American International Fund - Service Class II	0.49%		0.55%		0.12%		0.00%		1.16%	0.00%	1.16%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.08%		0.00%		1.33%	-0.15%	1.18%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.36%		0.00%		1.26%	-0.28%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.09%		0.01%		1.07%	-0.13%	0.94%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	0.15%		0.35%		0.06%		0.71%		1.27%	-0.07%	1.20%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.07%		0.11%		0.78%	0.00%	0.78%
LVIP BlackRock Global Real Estate Fund - Service Class	0.68%		0.25%		0.11%		0.00%		1.04%	-0.02%	1.02%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.07%		0.09%		0.76%	0.00%	0.76%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.73%		0.25%		0.07%		0.01%		1.06%	-0.09%	0.97%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.65%		0.25%		0.08%		0.00%		0.98%	0.00%	0.98%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	0.69%		0.35%		0.09%		0.72%		1.85%	-0.68%	1.17%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	0.64%		0.35%		0.09%		0.00%		1.08%	-0.05%	1.03%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Special Opportunities Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.17%		0.00%		1.05%	-0.09%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.75%		0.25%		0.25%		0.00%		1.25%	-0.32%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.53%		1.09%	-0.04%	1.05%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.08%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.29%	0.75%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	0.70%		0.35%		0.06%		0.56%		1.67%	-0.66%	1.01%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.09%		0.01%		0.99%	0.00%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.24%		0.42%		1.66%	-0.57%	1.09%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	0.65%		0.35%		0.07%		0.59%		1.66%	-0.67%	0.99%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.42%		1.13%	-0.13%	1.00%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.46%		1.01%	0.00%	1.01%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.46%		1.01%	0.00%	1.01%
LVIP Goldman Sachs Income Builder Fund - Service Class	0.65%		0.25%		0.37%		0.02%		1.29%	-0.27%	1.02%
LVIP Government Money Market Fund - Service Class	0.38%		0.25%		0.11%		0.00%		0.74%	0.00%	0.74%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	0.60%		0.35%		0.07%		0.62%		1.64%	-0.60%	1.04%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	0.65%		0.35%		0.14%		0.00%		1.14%	-0.22%	0.92%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.12%		0.24%		1.36%	-0.39%	0.97%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	0.00%	1.04%
LVIP MFS International Equity Managed Volatility Fund - Service Class	0.85%		0.25%		0.07%		0.79%		1.96%	-0.72%	1.24%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.08%		0.00%		1.15%	-0.10%	1.05%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.07%		0.00%		0.93%	0.00%	0.93%
LVIP Mondrian International Value Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.15%		0.60%		1.35%	-0.18%	1.17%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.30%		0.00%		1.05%	-0.04%	1.01%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.08%		0.00%		0.73%	-0.13%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.10%		0.31%		0.81%	-0.05%	0.76%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.08%		0.33%		0.81%	0.00%	0.81%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.14%		0.00%		0.73%	0.00%	0.73%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.05%		0.25%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.11%		0.00%		0.76%	-0.12%	0.64%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.38%		0.93%	-0.05%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	0.23%		0.25%		0.06%		0.24%		0.78%	-0.04%	0.74%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.05%		0.34%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.11%		0.00%		0.64%	-0.03%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.07%		0.00%		0.64%	0.00%	0.64%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.37%		0.92%	-0.05%	0.87%
LVIP T. Rowe Price 2010 Fund - Service Class	0.19%		0.25%		0.25%		0.41%		1.10%	-0.17%	0.93%
LVIP T. Rowe Price 2020 Fund - Service Class	0.19%		0.25%		0.11%		0.42%		0.97%	-0.06%	0.91%
LVIP T. Rowe Price 2030 Fund - Service Class	0.19%		0.25%		0.10%		0.44%		0.98%	-0.04%	0.94%
LVIP T. Rowe Price 2040 Fund - Service Class	0.19%		0.25%		0.12%		0.44%		1.00%	-0.05%	0.95%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.07%		0.00%		0.95%	-0.02%	0.93%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.53%		1.24%	-0.13%	1.11%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.55%		1.10%	0.00%	1.10%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.07%		0.63%	-0.05%	0.58%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.12%		0.69%	-0.05%	0.64%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.02%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.07%		0.00%		0.77%	0.00%	0.77%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	-0.09%	0.87%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	0.74%		0.25%		1.03%		0.15%		2.17%	-0.15%	2.02%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.19%		0.00%		0.96%	0.00%	0.96%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.13%		0.57%		0.95%	0.00%	0.95%
Templeton Global Bond VIP Fund - Class 2	0.46%		0.25%		0.10%		0.09%		0.90%	-0.11%	0.79%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes you have purchased the Lincoln Long-Term CareSM Advantage rider and have elected either the Growth Benefit option or the Level Benefit option. The Example also assumes that you are age 69 (Growth Benefit option) or age 74 (Level Benefit option) and invest $10,000 in the contract for the time periods indicated. The Example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Optional Nonforfeiture provision, and that the EGMDB Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option	$1,143	$2,317	$3,475	$6,291
Level Benefit Option	$1,187	$2,443	$3,677	$6,657
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Growth Benefit Option	$1,143	$2,317	$3,475	$6,291
Level Benefit Option	$1,187	$2,443	$3,677	$6,657
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,103	$2,243	$3,426	$6,543
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,103	$2,243	$3,426	$6,543
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract.
Your contract may be issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges on contracts issued as part of a Fee-Based Financial Plan.
This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Net Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Net Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
A front-end load is determined based on the Gross Purchase Payment as it is received. The amount of the sales charge on any current Gross Purchase Payment may be reduced based on the assets accumulated under the terms of the contract. The sales charge ranges from 5.50% to 1.00% (5.75% to 1.00% for contracts purchased prior to February 8, 2010). The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan.
We will deduct any applicable premium tax from Gross Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For more information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit or Lincoln Long-Term CareSM Advantage), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. If you elect the Lincoln Long-Term CareSM Advantage rider, no additional Purchase Payments can be made after 90 days from the contract date. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options currently available under my Contract? The Enhanced Guaranteed Minimum Death Benefit (EGMDB) provides a Death Benefit that is equal to the greatest of: 1) the current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals), or 3) the highest Contract Value on any contract anniversary prior to the 81st birthday of the deceased, and prior to the death of the person for whom a death claim is approved for payment, increased by Purchase Payments (as adjusted for withdrawals) since the highest anniversary date. The Guarantee of Principal Death Benefit provides a Death Benefit that is equal to the greater of the current Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals). The Account Value Death Benefit provides a Death Benefit that is equal to the Contract Value as of the Valuation Date we approve the payment of the death claim. See The Contracts – Death Benefits for a complete description of each Death Benefit option. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Select Advantage, 4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). In addition, the Lincoln Long-Term CareSM Advantage (a qualified long-term care benefit rider) may be available under your contract. If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals (and all withdrawals under any version of the 4LATER® Advantage rider) may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? In general, the following riders are available to all new and existing Contractowners: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM, 4LATER® Select Advantage, i4LIFE® Advantage Select Guaranteed Income Benefit, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). Lincoln Long-Term CareSM Advantage is only available on new contracts. See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts – Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendixes A, B, C and D to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.

The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. The fixed account is not currently available except for use with dollar cost averaging. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the

Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Net Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, all of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.

This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds Growth Fund (Class 2): Growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	American Funds International Fund (Class 2): Long-term growth of capital.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
This fund is not available in contracts issued on or after November 15, 2010. For contracts purchased as part of a Fee-Based Financial Plan, this fund is not available on or after June 29, 2010.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® fValue Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your registered representative.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued on or after January 9, 2017.

•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation. This fund is not available in contracts issued before January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued on or after January 9, 2017.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration. This fund is not available in contracts issued before January 9, 2017.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
This fund is not available in contracts issued on or after January 9, 2017.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Allocation Managed Risk Fund (Service Class): Capital appreciation; a fund of funds. (formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.

This fund will be reorganized into the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund on or about May 24, 2019. Consult your registered representative.
•	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with preservation of capital; a fund of funds.
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of captial; a fund of funds.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
This fund will be reorganized into the LVIP Invesco Select Equity Income Managed Volatility Fund on or about May 24, 2019. Consult your registered representative.
•	LVIP Invesco Select Equity Income Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.

•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.

•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
(1)	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;

•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
•	the risk that the payments of the Acceleration and Growth Benefit under the Lincoln Long-Term CareSM Advantage rider exceed the Contract Value;
•	the risk the Covered Life under the Lincoln Long-Term CareSM Advantage rider will live longer while receiving benefits than we assumed in the rate setting process (these rates may change subject to state insurance department approval); and
•	the risk that the actual number of claims under the Lincoln Long-Term CareSM Advantage rider exceeds the number of claims we assumed in the rate setting process (these rates may change subject to state insurance department approval).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Due to the different cost structure of contracts purchased as part of a Fee-Based Financial Plan, such contracts will have different mortality and expense risk charges and a waiver of the sales charge.
Deductions from the VAA
For A-Share contracts, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Estate Enhancement Benefit (EEB)**
Mortality and expense risk charge	0.65%	0.70%	0.95%	1.15%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount*	0.75%	0.80%	1.05%	1.25%
*For contracts purchased prior to November 15, 2010 (other than contracts purchased as part of a Fee-Based Financial Plan), the total annual charges are: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%.
**This Death Benefit is no longer available for purchase.
For contracts purchased as part of a Fee-Based Financial Plan we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and expense risk charge	0.10%	0.20%	0.45%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.20%	0.30%	0.55%
*For contracts purchased as part of a Fee-Based Financial Plan between June 30, 2010 and May 21, 2017, the total annual charges are as follows: EEB 1.10%, EGMDB 0.90%, Guarantee of Principal 0.65%; Account Value 0.60%.
Sales Charge
A front-end load, or sales charge, will be applied to all initial and subsequent Gross Purchase Payments that you make. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Subaccount and/or fixed account. The sales charge is a percentage of each Gross Purchase Payment and is based on the owner’s investment amount at the time each Gross Purchase Payment is made.
For contracts purchased on or after February 8, 2010, the sales charge is calculated according to the following scale:

Owner's Investment	Sales Charge
$0 - $49,999	5.50%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $999,999	2.00%
$1,000,000 or greater	1.00%
For contracts purchased on or after November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
1.	the current Gross Purchase Payment and,
2.	if making an addition to an existing contract, the higher of:
a.	the existing Contract Value, or;
b.	the sum of all previous Gross Purchase Payments made into the existing contract less any withdrawals.
No sales charges will be applied on contracts issued to Selling Group Individuals, if applicable, in your state.
If you intend to make additional Purchase Payments within thirteen months from the date you purchase the contract, you might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of Purchase Payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months (rather than on the amount of the actual Purchase Payment), if that sales charge is less than the sales charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have submitted a Letter of Intent that indicates your intent to invest an additional $10,000 during the next thirteen months (for total Purchase Payments equal to $100,000), the sales charge will be calculated based on the assumed $100,000 investment (which qualifies for a sales charge of 3.50%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a sales charge of 4.50%). When you purchase your contract, a sales charge of 3.50% will be applied against your $90,000 initial Purchase Payment, and once you make the $10,000 additional Purchase Payment as indicated in your Letter of Intent, another 3.50% sales charge will be applied against the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of Purchase Payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from the fixed account and each Subaccount of your Contract Value by the tenth business day of the fourteenth month from the initial Purchase Payment. If you make a subsequent Purchase Payments into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time after providing notice to you.
The sales charge will be waived for contracts purchased as part of a Fee-Based Financial Plan.
Refer to the end of this section for Sales Charge Information for contracts issued prior to February 8, 2010.
Account Fee
During the accumulation period, we will deduct an account fee of $20 or $50 for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year, unless you purchased your contract as part of a Fee-Based Financial Plan on and after May 22, 2017. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals, or to individuals who purchased the contract as part of a Fee-Based Financial Plan prior to May 22, 2017.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM, and 4LATER® Select Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
The charge rates for the riders listed above are:

	Guaranteed Maximum Annual Charge Rate		Current Initial Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; Lincoln Market Select® Advantage; Lincoln Max 6 SelectSM Advantage; or 4LATER® Select Advantage	2.25%	2.45%	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)
Lincoln IRA Income PlusSM	2.25%	N/A	1.35% (0.3375% quarterly)	N/A
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	2.00%	2.00%	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)

A discussion of the charges for additional closed riders can be found in an Appendix to this prospectus.
The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Automatic Annual Step-up. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups. If you opt out of an Automatic Annual Step-up, you are still eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The following paragraph applies to all the above-listed Living Benefit Riders except:
•	Lincoln Market Select® Advantage riders elected prior to February 20, 2018 (April 2, 2018 for riders elected after the contract effective date) (subject to state approval); and
•	4LATER® Select Advantage riders elected prior June 11, 2018 (subject to state approval).
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
	A-Share Contracts	Contracts Purchased as Part of a Fee-Based Financial Plan

		Prior to May 22, 2017	On and after May 22, 2017

	Single/Joint Life	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%	1.30%	0.95%
Guarantee of Principal Death Benefit	1.20%	1.05%	0.70%
Account Value Death Benefit	1.15%	1.00%	0.60%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.15%, or 0.60% for contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017 (1.00% prior to May 22, 2017). This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to all Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.40%	2.60%	1.90%	2.10%
Guarantee of Principal Death Benefit	2.15%	2.35%	1.65%	1.85%
Account Value Death Benefit	2.10%	2.30%	1.55%	1.75%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and Guaranteed Income Benefit (version 4) riders are subject to a current annual charge rate of 0.65% (0.85% for the joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:

	A-Share Contracts		Contracts Purchased as Part of a Fee-Based Financial Plan
	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%	2.30%	1.60%	1.80%
Guarantee of Principal Death Benefit	1.85%	2.05%	1.35%	1.55%
Account Value Death Benefit	1.80%	2.00%	1.25%	1.45%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit version 1, 2 and 3 are each subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	A-Share Contracts	For Contracts Purchased as Part of a Fee-Based Financial Plan
	Single/Joint Life	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%	1.80%
Guarantee of Principal Death Benefit	1.70%	1.55%
Account Value Death Benefit	1.65%	1.50%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, 4LATER® Select Advantage or 4LATER® Advantage (Managed Risk) may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum Guaranteed Income Benefit charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018; and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up for Select Guaranteed Income Benefit, Guaranteed Income Benefit Managed Risk and version 4 or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Select Guaranteed Income Benefit, Managed Risk and version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.

This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix E for a discussion of the charges.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage; or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit (0.55% for EGMDB; 0.30% for Guarantee of Principal Death Benefit and 0.20% for Account Value Death Benefit for contracts sold to a Fee-Based Financial Plan (on and after May 22, 2017) (0.90% for EGMDB; 0.65% for Guarantee of Principal Death Benefit; and 0.60% for Account Value Death Benefit prior to May 22, 2017). Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/18 Initial i4LIFE® Advantage Account Value	$100,000
1/1/18 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/18 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/18 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/18 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000

The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/19 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/19 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/20 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/20 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Lincoln Long-Term CareSM Advantage (LTC Rider) Charge. While the LTC rider is in effect, there is a charge for the LTC Rider (“LTC Charge”) that is deducted from the Contract Value on a quarterly basis. The LTC Charge will consist of the sum of three charges:
•	the Acceleration Benefit Charge,
•	the Extension Benefit Charge, and
•	the Optional Nonforfeiture Benefit Charge (if elected).
The first deduction will occur on the business day on or next following the three-month contract anniversary and will be deducted every three months thereafter. This deduction will be made proportionately from the Contract Value in the Subaccounts, the fixed account for use with dollar-cost averaging and the LTC Fixed Account until the Contract Value is reduced to zero. Deductions from the Subaccounts and the fixed accounts will be made in proportion to the value in each Subaccount and fixed account. A proportional LTC Charge will be deducted upon termination of the LTC Rider, upon commencement of Annuity Payouts and upon contract surrender. A proportional LTC Charge will not be deducted if the LTC Rider is terminated due to death.
Acceleration Benefit Charge
The Acceleration Benefit Charge has a guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. The current annual charge rate is 0.50% of the LTC Guaranteed Amount under the Growth Benefit option and 0.35% of the LTC Guaranteed Amount under the Level Benefit option. The annual charge rate may change at any time and will never exceed the guaranteed maximum annual charge rate of 1.50% of the LTC Guaranteed Amount. We will give you a minimum of 30 days written notice of our intent to raise the current annual charge rate. Any increase to the annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the annual charge rate will be the same for all Contractowners in the same class on a nondiscriminatory manner. The Acceleration Benefit Charge annual charge rate for the Growth Benefit option will not change to the annual charge rate for the Level Benefit after you terminate the automatic step-ups.

The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge annual percentage rate is higher for the Growth Benefit option than it is for the Level Benefit option and the LTC Guaranteed Amount against which the Acceleration Benefit Charge annual percentage rate is assessed may be higher due to automatic step-ups.
The Acceleration Benefit Charge is calculated by multiplying the LTC Guaranteed Amount as of the date on which the charge is deducted by ¼ of the Acceleration Benefit Charge annual charge rate. With the Level Benefit option, the Acceleration Benefit Charge will decrease as the LTC Guaranteed Amount is reduced by Acceleration Benefit payments or Excess Withdrawals. With the Growth Benefit option, the Acceleration Benefit Charge will increase or decrease as the LTC Guaranteed Amount increases by automatic step-ups or is reduced by Acceleration Benefit payments, Growth Benefit payments or Excess Withdrawals. The Acceleration Benefit Charge will be deducted until the LTC Guaranteed Amount is reduced to zero or there is no Contract Value remaining, whichever occurs first.
Extension Benefit Charge
The Extension Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Extension Benefit Charge annual charge rates range as set forth in the charts below. The initial Extension Benefit Charge annual charge rate will be stated on the Specifications page of your LTC Rider. We will give you a minimum of 30 days written notice of our intent to raise the current Extension Benefit Charge annual charge rate. Any increase to the current Extension Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Extension Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Extension Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Extension Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.
Extension Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Extension Benefit Charge
45-49	0.26%
50-54	0.30%
55-59	0.32%
60-64	0.38%
65-69	0.50%
70-74	0.68%
Extension Benefit Charge: 100% Benefit for Assisted Living Services
All other states
Age on Contract Date	Extension Benefit Charge
45-49	0.28%
50-54	0.32%
55-59	0.36%
60-64	0.40%
65-69	0.54%
70-74	0.76%
The Extension Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Extension Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Extension Benefit Charge will increase as the Extension Benefit increases due to Gross Purchase Payments made within the first 90 days. The Extension Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Extension Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Extension Benefit Charge annual charge rate is based upon your age as of the contract date.
Optional Nonforfeiture Benefit Charge
The Optional Nonforfeiture Benefit Charge does not have a guaranteed maximum annual charge rate and may change at any time. The current Optional Nonforfeiture Benefit Charge annual charge rates range as set forth in the charts below. The initial Optional Nonforfeiture Benefit Charge annual charge rate will be stated on the specification pages of your LTC Rider. We will give you a minimum of 30 days written notice of our intent to raise the current Optional Nonforfeiture Benefit Charge annual charge rate. Any increase to the current Optional Nonforfeiture Benefit Charge annual charge rate will be applied on the next quarterly deduction following the effective date of the annual charge rate change. Any change to the current Optional Nonforfeiture Benefit Charge annual charge rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Optional Nonforfeiture Benefit Charge annual charge rate is increased to an amount greater than a specified percentage of the initial current Optional Nonforfeiture Benefit Charge annual charge rate, you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits – Nonforfeiture Benefit for more information.

Optional Nonforfeiture Benefit Charge: 50% Benefit for Assisted Living Services
States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
Age on Contract Date	Optional Nonforfeiture Benefit Charge
45-49	0.04%
50-54	0.05%
55-59	0.05%
60-64	0.06%
65-69	0.08%
70-74	0.11%
Optional Nonforfeiture Benefit Charge: 100% Benefit for Assisted Living Services
Age on Contract Date	Optional Nonforfeiture Benefit Charge
	Texas	California	All other states
45-49	0.06%	0.06%	0.05%
50-54	0.06%	0.06%	0.05%
55-59	0.07%	0.07%	0.06%
60-64	0.07%	0.07%	0.06%
65-69	0.10%	0.10%	0.09%
70-74	0.14%	0.13%	0.12%
The Optional Nonforfeiture Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by ¼ of the Optional Nonforfeiture Benefit Charge annual charge rate as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Optional Nonforfeiture Benefit Charge will increase as the Extension Benefit increases due to Gross Purchase Payments made within the first 90 days after the contract date. The Optional Nonforfeiture Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Optional Nonforfeiture Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Optional Nonforfeiture Benefit Charge annual charge rate is based upon your age as of the contract date.
Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Level Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Acceleration Benefit Charge Annual Charge Rate:	0.35%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Charge Rate:	0.06%
LTC Charge (Annual)*:	$1,230
* $350 Acceleration Benefit Charge (0.35% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Charge (0.06% x $200,000 Extension Benefit) = $1,230 annual LTC Charge

Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The example assumes the Growth Benefit option and the Optional Nonforfeiture Benefit have been chosen.
Acceleration Benefit:	$100,000
LTC Guaranteed Amount:	$100,000
Extension Benefit:	$200,000
Growth Benefit:	$0
Acceleration Benefit Charge Annual Charge Rate:	0.50%
Extension Benefit Charge Annual Charge Rate:	0.38%
Optional Nonforfeiture Benefit Charge Annual Charge Rate:	0.06%
LTC Charge (Annual)*:	$1,380
*$500 Acceleration Benefit Charge (0.50% x $100,000 LTC Guaranteed Amount) + $760 Extension Benefit Charge (0.38% x $200,000 Extension Benefit) + $120 Optional Nonforfeiture Benefit Charge (0.06% x $200,000 Extension Benefit)= $1,380 annual LTC Charge
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the Interest Adjustment. See Fixed Side of the Contract.
A mortality and expense risk and administrative charge will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge is 0.75% of the Contract Value, 0.20% of the Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after May 22, 2017, or 0.60% of Contract Value on contracts purchased as part of a Fee-Based Financial Plan on and after June 30, 2010 and prior to May 22, 2017 and on all other contracts purchased prior to November 15, 2010. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Sales Charge For Contracts Prior to February 8, 2010
For contracts purchased prior to February 8, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000 - $49,999	5.00%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $749,999	2.00%
$750,000 - $999,999	1.50%
$1,000,000 or greater	1.00%
For contracts purchased prior to November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
a)	The Contract Values for any individual Lincoln annuity contracts owned by an eligible owner (defined below)
b)	the amount (in dollars) of an eligible owner's investment in retail mutual funds (excluding those assets in fee based or advisory accounts) from the fund families that also offer investment options in this variable annuity contract
c)	the amount of the current Gross Purchase Payment you are making into this contract.
An eligible owner includes you as the Contractowner of your Lincoln ChoicePlus AssuranceSM (A Share) contract and any joint owner you have named on your annuity contract. Annuity contracts and mutual funds owned by any non-natural owner are included if the Contractowner's or joint owner's social security number is listed on the annuity contract or brokerage account.
In addition:
•	This program is only available if your broker's firm has an agreement with Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with the amount of the owner's investment based on the mutual funds and annuity contracts in your account at the brokerage firm. Contract Values or Account Values which are not recorded with your broker's firm will not be included in the owner's investment calculation;
•	If your broker's firm does not have this agreement in place or, if the firm has an agreement, but does not provide Lincoln Life with the owner's investment, only the Gross Purchase Payment and Contract Value, if any, in this particular Lincoln ChoicePlus AssuranceSM (A Share) contract will be considered in the sales charge calculation; and
•	The amount of the owner's investment, if any, should be specified in the application when you purchase a contract. Your broker will inform you if the broker-dealer has an agreement in place and if the broker-dealer is willing to provide the amount of the owner's investment. Check with your broker if you have questions regarding the dollar amount of your owner's investment calculation.

Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	contracts sold by registered investment advisers who charge a fee for financial plans,
•	sales to Selling Group Individuals,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees,
•	for fee-based contracts only, the issue of a new Lincoln variable annuity contract with the proceeds from the surrender of an existing Lincoln variable annuity contract, if available in your state, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Gross Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Gross Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Gross Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Gross Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Gross Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for nonqualified contracts sold as part of a Fee-Based Financial Plan only, under age 91, subject to additional terms and limitations and Home Office approval). Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.

Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. Any applicable exchange fee should also be considered. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Gross Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Gross Purchase Payment is $1,500 ($10,000 if sold as part of a Fee-Based Financial Plan). The minimum initial Gross Purchase Payment for nonqualified contracts sold as part of a Fee-Based Financial Plan where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations and Home Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit;
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract; or
•	90 days from the contract date if you elect the Lincoln Long-Term CareSM Advantage rider.
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Net Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Net Purchase Payments to the fixed account, if available.

The minimum amount of any Net Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Net Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Gross Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Gross Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Gross Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Gross Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Gross Purchase Payment to us, and your Gross Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. Gross Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Net Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Net Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.

A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for nonqualified contracts sold as part of a Fee-Based Financial Plan only, for Annuitant changes made to contracts issued on and after May 22, 2017 (January 20, 2015 for contracts effective prior to May 22, 2017), under age 91) as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate. You specifiy the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Fees Associated with Fee-Based Financial Plans. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your advisor, and is covered in a separate agreement between you and your advisor. Lincoln has not made any independent review of your advisors. You may elect to have the fee paid to your investment firm or professional from your Contract Value by using AWS, if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your advisor. Additionally, you may authorize your advisor to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This service may not be available through all broker-dealers.
This service is not available if i4LIFE® Advantage is in effect and will automatically terminate upon election of i4LIFE® Advantage.
Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or Living Benefit Rider. See the Death Benefit and Living Benefit Rider sections of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals may also have tax consequences. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information. For nonqualified contracts, partial withdrawals to pay the advisory fee will be treated as a distribution for federal tax purposes, and will be reported as income on Form 1099R. For qualified contracts, partial withdrawals to pay the advisory fee will not be reported as a distribution from the contract.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
This contract may be offered as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. It is sold through broker-dealers who may be registered as or affiliated with a registered investment adviser. Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.

Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM or Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example), financial planning fees and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM or Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Gross Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Death Benefits which are no longer available for election include: Estate Enhancement Benefit Rider (EEB Rider). An Appendix to this prospectus provides a detailed description of this Death Benefit.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after your Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.

If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected the settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after April 2, 2012	Option 3 for Managed Risk riders
4LATER® Advantage (Managed Risk)	On or after July 16, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Max 6 SelectSM Advantage	On or after May 22, 2017	Option 3
Lincoln IRA Income PlusSM	On or after January 14, 2019	Option 3
4LATER® Select Advantage	On or after January 9, 2017	Option 3
i4LIFE® Advantage Select Guaranteed Income Benefit	On or after August 29, 2016	Option 3
Lincoln Market Select® Advantage	On or after October 5, 2015	Option 3
Lincoln Long-Term CareSM Advantage	On or after April 11, 2011	Option 3
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3

If you elect...	and the date of election is...	you will be subject to Investment Requirements
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series

All other Subaccounts will be referred to as “Non-Limited Subaccounts” except ClearBridge Variable Mid Cap Portfolio, Deutsche Alternative Asset Allocation VIP Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT Commodity Real Return® Strategy Portfolio which are not available. The Lincoln SSGA Aggressive Index Model, the Lincoln SSGA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified

Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.

At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series DWS Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Franklin Templeton Global Equity Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP Balanced Portfolio
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA

Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Option 3 – Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, you must currently allocate 100% of your Account Value among one or more of the following Subaccounts only.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility fund
•	LVIP ClearBridge QS Large Cap Managed Volatility Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Franklin Templeton value Managed Volatility Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•	LVIP Invesco Select Equity Income Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Option 3 – Investment Requirements for other Managed Risk Riders . If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	LVIP U.S. Growth Allocation Managed Risk Fund	No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account

Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Aggressive Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

Additionally, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for Lincoln IRA Income PlusSM. If you elect Lincoln IRA Income PlusSM, you must allocate 100% of your Contract Value among the following Subaccounts:
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund

Option 3 – Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	DWS Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	LVIP American Global Small Capitalization
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA Emerging Markets Equity Index Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	LVIP Wellington Capital Growth Fund
•	MFS®VIT Utilities Series
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSMAdvantage, 4LATER® Select Advantage or Lincoln Long-Term CareSM Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners) or i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts. Not all funds may be available in your contract, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JPMorgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Building Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account is only available for dollar cost averaging.

Option 3 – Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
AB VPS Global Thematic Growth Portfolio
American Funds Global Small Capitalization Fund
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Core Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
QS Variable Conservative Growth
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Income Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

Option 3 – Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	Franklin Income VIP Fund
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Advantage Allocation Fund
•	LVIP BlackRock Global Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract

Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage,
•	Lincoln Max 6 SelectSM Advantage;
•	Lincoln IRA Income PlusSM;
•	a minimum Annuity Payout:
•	4LATER® Select Advantage,
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit; or
•	a qualified long-term care benefit rider:
•	Lincoln Long-Term CareSM Advantage.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0,
•	Lincoln Lifetime IncomeSM Advantage,
•	Lincoln SmartSecurity® Advantage,
•	4LATER® Advantage (Managed Risk), and
•	4LATER® Advantage.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix F and G to this prospectus.
If the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount(s) are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Income Base and Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).

Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$96,500*	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
*The beginning Contract Value is the initial Purchase Payment ($100,000 in this example) less the 3.5% sales charge.
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Following is an example of how the Automatic Annual Step-up and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.

At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $9,000 (4.50% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $9,450 ($9,000 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of

Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Owners of contracts issued in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for owners of contracts issued in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.

Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base and Enhancement Base, the Guaranteed Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and

5. The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elect their rider on or after January 20, 2015 and prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;

•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals, including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Market Select® Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Market Select® Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you elect Lincoln Market Select® Advantage. For more information on termination rules, see the “Termination” section associated with your Living Benefit Rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date) do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Income Base and Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000

On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, only have one 10-year Enhancement Period.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, each time the Automatic Annual Step-up occurs, a new Enhancement Period begins. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$96,500*	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
*The beginning Contract Value is the initial Purchase Payment ($100,000 in this example) less the 3.5% sales charge.
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Following is an example of how the Automatic Annual Step-up and the 5% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:

Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $10,000 (5% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $10,500 ($10,000 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000

Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90135%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elected their rider prior to February 20, 2018 (April 2, 2018 if elected after the contract issue date), may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after an Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base, which are age-based and may increase over time. Your Guaranteed Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the

Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals , including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
You may consider purchasing Lincoln Max 6 SelectSM Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancements to the Income Base. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Income Base under Lincoln Max 6 SelectSM Advantage will not carry over to i4LIFE® Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The Lincoln Max 6 SelectSM Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln Max 6 SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you own a Living Benefit Rider and you wish to elect Lincoln Max 6 SelectSM Advantage, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Max 6 SelectSM Advantage. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.

Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement, if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for the 6% Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.

Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$96,500*	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
*The beginning Contract Value is the initial Purchase Payment ($100,000 in this example) less the 3.5% sales charge.
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) but will be reduced if your Contract Value is reduced to zero.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income payments are not available until you have reached age 55 (the younger of you or your spouse under the joint life option). If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Guaranteed Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Guaranteed Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Guaranteed Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Guaranteed Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Guaranteed Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Guaranteed Annual Income amount will continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 5% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate. The Guaranteed Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Guaranteed Annual Income amount.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).

Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90135%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90135% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Income Base multiplied by the Guaranteed Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the Secondary Life under the joint life option;
•	upon election of i4LIFE® Advantage;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
Lincoln IRA Income PlusSM
Lincoln IRA Income PlusSM is a Living Benefit Rider available for purchase that provides:
•	Guaranteed periodic withdrawals for your lifetime, up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after an Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after you reach age 70 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income Payments for your lifetime. Your Guaranteed Annual Income payments will be reduced if your Contract Value is reduced to zero.

Please note any withdrawals made prior to age 70 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals , including withdrawals to pay fees associated with your Fee-Based Financial Plan, will also negatively impact the availability of an Enhancement.
You may consider purchasing Lincoln IRA Income PlusSM if you want a guaranteed lifetime income payment, that grows as you grow older, that may increase through Automatic Annual Step-ups and Enhancements to the Income Base, and you don’t need income until age 70. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Income Base under Lincoln IRA Income PlusSM will not carry over to i4LIFE® Advantage.
The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral.
Availability. The Lincoln IRA Income PlusSM rider is available for election on all new contracts, and on existing contracts beginning May 20, 2019. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.
Lincoln IRA Income PlusSM is available for purchase with qualified (IRAs and Roth IRAs) annuity contracts only. The Contractowner/Annuitant must be age 85 or younger at the time this rider is elected. This rider is not available to beneficiaries of IRA contracts. A joint life option is not available with this rider.
If you own a Living Benefit Rider and you wish to elect Lincoln IRA Income PlusSM, you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln IRA Income PlusSM. For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 6% Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you are the covered life.
The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Excess Withdrawals, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan, reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement, if:
a. the Contractowner/Annuitant is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment or withdrawals to pay fees associated with your Fee-Based Financial Plan) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is under age 86; and
b.	the Contract Value on that Benefit Year anniversary, plus any Purchase Payments made on that date (and after the deduction of any withdrawals, including the rider charge and account fee and partial withdrawals to pay the fees associated with your Fee-Based Financial Plan) is equal to or greater than the Income Base after an Enhancement (if any).

Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for the 6% Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$96,500*	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
*The beginning Contract Value is the initial Purchase Payment ($100,000 in this example) less the 3.5% sales charge.
On the first Benefit Year anniversary, the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you are age 70 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year and may cause Excess Withdrawals.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and, whether or not your Contract Value has been reduced to zero. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, 6% Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. Additionally, the Guaranteed Annual Income amount will be reduced if the Contract Value reaches zero.
The Guaranteed Annual Income rate will be based on your age as of the date of the first withdrawal on or after age 70. The Guaranteed Annual Income rate will decrease once the Contract Value is reduced to zero.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. The Guaranteed Annual Income rate will be lower if your Contract Value is reduced to zero, which will result in a reduced Guaranteed Annual Income amount.

Guaranteed Annual Income payments are not available until you have reached age 70. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Guaranteed Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Guaranteed Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Guaranteed Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Guaranteed Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Guaranteed Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Guaranteed Annual Income amount will continue for your life under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Guaranteed Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $10,000 (5% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $10,500 ($10,000 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate. The Guaranteed Automatic Income will decrease when your Contract Value is reduced to zero (for any reason other than an Excess Withdrawal).
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 70; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan made prior to age 70 or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:

1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example assumes a 5% Guaranteed Annual Income rate and demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are age 70 or above.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner will receive annuity payments equal to the Income Base multiplied by the applicable Guaranteed Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the covered life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln IRA Income PlusSM has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln IRA Income PlusSM does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon death of the covered life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above.
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln IRA Income PlusSM will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	upon death of the covered life;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or to the Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while the rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. The 4LATER® Select Advantage rider may be elected on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. If your Contract Value totals $2 million or more, rider elections are subject to Home Office approval.

4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant, and Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected.
If you own a Living Benefit Rider and you wish to elect 4LATER® Select Advantage, you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect 4LATER® Select Advantage. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is the value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives.
For rider elections on and after June 11, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to June 11, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal (including withdrawals to pay the fees for Fee-Based Financial Plans) reduces the Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
Enhancement Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.

Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after June 11, 2018 and subject to state availability, the Enhancement equals the Enhancement Base, minus the Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to June 11, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value including withdrawals to pay fees associated with your Fee-Based Financial Plan in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after June 11, 2018 and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Riders purchased prior to June 11, 2018 only have one 10-year Enhancement Period.
Automatic Annual Step-up. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date, is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after June 11, 2018 and subject to state availability, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.

If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$96,500*	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
*The beginning Contract Value is the initial Purchase Payment ($100,000 in this example) less the 3.5% sales charge.
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and the Enhancement Base are increased to equal the Contract Value of $115,000.
The following is an example of how the Automatic Annual Step-up and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the second death of either the Annuitant or Secondary Life;
•	when the Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95, younger of you or your spouse); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.

i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint lifetime option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals i4LIFE® Advantage will end and your contract will terminate. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:

	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Contracts that elect Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), or Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit elections made prior to February 19, 2019; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit and Select Guaranteed Income Benefit elections made on and after February 19, 2019. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. Two versions of i4LIFE®Advantage Guaranteed Income Benefit are currently available – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transitions rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.

The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-up
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk and version 4). The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2019 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). The Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), the Guaranteed Income Benefit will not step-up on an anniversary, but will remain level.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage 4LATER® Select Advantage	Select Guaranteed Income Benefit

If your Prior Rider is...	you will transition to…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) 4LATER® Advantage (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to April 2, 2012), or 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

A 3% AIR will be used to calculate the Regular Income Payments for transitions to i4LIFE® Advantage Select Guaranteed Income Benefit. A 4% AIR will be used to calculate the Regular Income Payments for all other transitions to i4LIFE® Advantage Guaranteed Income Benefit.
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:

•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Gross Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Lincoln Long-Term CareSM Advantage
The Lincoln Long-Term CareSM Advantage Rider (the “LTC Rider”) provides a way to manage the potential impact of long-term care expenses. The LTC Rider provides the potential to receive as LTC Benefits your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC Rider provides monthly benefit payments (“Long-Term Care Benefits” or “LTC Benefits”) in the event: (1) you are “Chronically Ill,” which means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision, and (2) you are receiving long-term care services that qualify for coverage under the LTC Rider (“Long-Term Care Services”). Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services.
If you purchase the LTC Rider, you may not make any additional Purchase Payments more than 90 days from the contract date. Accordingly, you should plan on making enough Purchase Payments to fund your anticipated needs under the contract during the first 90 days. Even then, the LTC Rider may not cover all of the long-term care expenses incurred by you during the period of coverage. On the other hand, you may never need long-term care services or, even if you do, you may never qualify to receive any of the benefits provided under this LTC Rider even though you have paid a charge(s) for the LTC Rider. Accordingly, we strongly advise you to review carefully all contract and rider limitations. The risks associated with the LTC Rider are outlined below.
The LTC Rider, if purchased, must be elected at the time you purchase your contract and may not be added to existing contracts. While the LTC Rider is in force, you may not purchase any of the other Living Benefit Riders that we offer. By purchasing the LTC Rider, you will be limited in how you may invest and must adhere to Investment Requirements. See The Contracts – Investment Requirements. There is no guarantee that the LTC Rider will be available in the future, as we reserve the right to discontinue the benefit at any time. In addition, we may make different versions of the LTC Rider available.
References to Purchase Payment in the Lincoln Long-Term CareSM Advantage description refer to Gross Purchase Payments.
The features and charges for this rider and also the terms and definitions will vary in certain states. You should discuss the specific provisions applicable to your state with your registered representative. Your rider will contain the specific provisions applicable to you.
Why would I want to purchase the LTC Rider? Some of the reasons why you may consider purchasing the LTC Rider are:
•	you would like to pay for Long-Term Care Services by withdrawing your Contract Value on a tax-free basis ;
•	for the potential of receiving, in addition to your Contract Value, up to two times your Gross Purchase Payments in tax-free LTC Benefit payments that we pay from our own assets in our general account during the Extension Benefit period;
•	for the favorable tax treatment of the charges deducted in order to pay for the LTC Rider (compared to taking a withdrawal from an annuity contract to pay premiums on a traditional stand-alone long-term care insurance policy);
•	for the opportunity to receive investment gain in the contract as tax-free LTC Benefits, if you purchase the Growth Benefit option;
•	you want long-term care insurance, but want to retain the ability to access your Contract Value for emergencies (although this could reduce or terminate the LTC Rider), a feature that may not be available in stand-alone long-term care insurance policies; and
•	you want long-term care insurance, but at the same time you want to retain the ability to have a Death Benefit, a feature that may not be available in stand-alone long-term care insurance policies (although you should understand that Acceleration Benefit payments and Growth Benefit payments are considered withdrawals that reduce the amount of the Death Benefit).
Are there ways I can pay long-term care expenses under the contract other than by purchasing the LTC Rider?
•	You can always access your Contract Value through conventional withdrawals from your contract, even if you have not elected to purchase the LTC Rider. However, withdrawals may be subject to income taxes (as investment gains, if any, are deemed to be withdrawn first), and if taken before age 59½, penalty taxes. Such withdrawals also would be limited to your Contract Value, which may decrease. Withdrawals may be taken to cover long-term care expenses for yourself or anyone else. LTC Benefits, on the other hand, are subject to favorable tax treatment and may exceed the amount of Contract Value you would otherwise have had available. LTC Benefits may be received only if you are the Covered Life.
•	You can also access your Contract Value through conventional annuity payments, even if you have not elected to purchase the LTC Rider. However, while not fully taxable until cost basis has been returned, such payments are not tax-free and are intended to provide protected income payments over an extended lifetime. LTC Benefits, however, may be taken over a shorter period of time (as short as six years) and are received tax-free.
•	We offer other Living Benefit Riders that provide a guaranteed income stream and/or a guaranteed withdrawal benefit that may be used to pay for long-term care services. Like the LTC Rider, benefit payments under these riders may exceed Contract Value, but it may take you 20 years or more to receive them. In addition, these other Living Benefit Riders are not Qualified Long-Term Care insurance and their benefits cannot be received tax-free, even if used to pay long-term care expenses. On the other hand, the cost of the LTC Rider may be higher than the cost of other Living Benefit Riders we sell, and the procedures to determine eligibility and to request benefits under the LTC Rider are more extensive than those required to receive benefits under other Living Benefit Riders. In any case, you will be unable to purchase any other Living Benefit Rider that we may offer if you purchase the LTC Rider. See The Contracts – Living Benefit Riders.
•	You may also speak to your registered representative about other ways to pay for long-term care expenses. There are insurance contracts, other than annuities, which provide long-term care benefits and there may also be programs offered by your state.
How do I qualify for LTC Benefits? If, after the first Contract Year (subject to state variations), you become Chronically Ill and are receiving Long-Term Care Services, you may receive monthly LTC Benefit payments under the LTC Rider. Chronically Ill means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision. You should understand that although you may begin receiving LTC Benefits at any time after the first Contract Year, the LTC Rider was designed optimally for LTC Benefits to be paid on or after the fifth contract anniversary.
Importantly, the LTC Rider is not self-effecting and you must satisfy all of the conditions, and take the necessary steps to apply and qualify for, and then maintain your eligibility for, benefits under the LTC Rider. For example, a licensed health care practitioner must certify in a written assessment that you are Chronically Ill, and also complete a plan of care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need (“Plan of Care”). In addition, you must wait 90 days after the date that you start to receive Long-Term Care Services before we will start paying LTC Benefits (the “deductible period”). Once we have determined that you are eligible for benefits, you may submit a Request for Benefits form. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form.
How do LTC Benefits impact my Contract Value? LTC Benefits may be paid out of your Contract Value or from our own assets in our general account. In general, the LTC Rider provides for LTC benefit amounts to be withdrawn out of the Contract Value first on a tax-free basis until you either receive your Gross Purchase Payments or your entire Contract Value is depleted, whichever occurs first. At that time, if you are still living, we will continue to make the same tax-free payments to you from our own assets in our general account for a designated period of time or until your death, if earlier. Because we transfer some or all of your Contract Value to the LTC Fixed Account (which is part of our general account) on the date we make the determination of your initial eligibility to receive LTC Benefits, all LTC Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life. If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. See LTC Fixed Account.
Are the LTC Benefit payments tax-free? The LTC Rider is a Qualified Long-Term Care Insurance Policy under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. Any LTC Benefits paid under the LTC Rider, as well as any charges deducted under the Rider, will not be reported as taxable income to you, subject to the Internal Revenue Code limitations.
What are the LTC Benefits? There are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The initial Extension Benefit is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount initially is equal to the Acceleration Benefit, which is your initial Gross Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase. (If you purchase the LTC Rider, you may not make additional Purchase Payments more than 90 days after purchase.) If you elect the Growth Benefit option, the LTC Guaranteed Amount increases annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. You should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. Payment of Acceleration Benefits and Growth Benefits decrease the LTC Guaranteed Amount by the amount of the respective LTC Benefit payment. The LTC Guaranteed Amount is also reduced, but on a proportional basis, by certain withdrawals that exceed a specified percentage of the amount that the Contract Value exceeds the LTC Guaranteed Amount, called “Excess Withdrawals.” The Extension Benefit is also reduced by Excess Withdrawals.
•	Acceleration Benefit: The first payments we will make under the LTC Rider will be Acceleration Benefits, which are paid out of your Contract Value. The Acceleration Benefit is not affected by investment results. Acceleration Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero before the Acceleration Benefit is paid, we will make remaining payments from our own assets in our general account. In some states the Acceleration Benefit is referred to as the Accumulation Long-Term Care Benefit.
•	Extension Benefit: When the Acceleration Benefit is reduced to zero, we will pay you Extension Benefit payments. Extension Benefits are paid from our general account. This means that, while Acceleration Benefits are funded in whole or in part by your Contract Value, we will make Extension Benefit payments from our own assets in our general account. The initial Extension Benefit will be double the dollar amount of the initial Acceleration Benefit. The Extension Benefit is not affected by investment results.
•	Growth Benefit: If you are interested in potentially being able to “lock in” any investment gains in your contract with respect to your LTC Rider, you may purchase the Growth Benefit option at issue for an additional charge. The Growth Benefit option increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through automatic step-ups. Automatic step-ups occur annually through age 75 or until you reach the maximum LTC Guaranteed Amount of $800,000, whichever occurs earlier. If you do not purchase the Growth Benefit option, any investment gain will not increase your LTC Benefit payments. While you can withdraw any gains from your Contract Value the same way you make regular withdrawals from your contract, doing so could have a negative impact on your LTC Benefits, as described in more detail below. If you elect the Growth Benefit option, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that reduce your LTC Benefits. Conforming and Excess Withdrawals are described below in more detail. Once you begin receiving LTC Benefits and Contract Value is moved to the LTC Fixed Account, the Contract Value in the LTC Fixed Account will only increase by the amount of interest credited to the LTC Fixed Account. Growth Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero due to conforming or non-excess withdrawals and/or adverse investment experience of the Subaccounts before the locked-in Growth Benefit is paid, we will make remaining payments from our general account.
When are LTC Benefits paid? LTC Benefits are paid monthly, and you tell us the monthly amount that you want to receive up to a maximum monthly amount over a designated period of time. If you are residing in a nursing home or are receiving hospice care, you may request monthly payments up to the full monthly maximum. See Maximum Monthly Level Benefit. Contractowners in certain states may also request up to the full monthly maximum for assisted living services. However, if you are eligible and qualify for other qualified Long-Term Care Services (such as home health care or adult day care) but are not residing in a nursing home or receiving hospice care, you may only request up to 50% of the monthly maximum. Contractowners in the following states may only request up to 50% of the monthly maximum for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Determining LTC Benefits – Maximum Monthly Level Benefit and Maximum Monthly Growth Benefit for a more detailed description.
The Acceleration Benefit will be paid monthly over a period of time known as the “Acceleration Benefit Duration.” The Acceleration Benefit Duration will be at least 24 months, but may be longer if you take payments in early Contract Years, or if you take less than the maximum permitted. After the Acceleration Benefit Duration ends, the Extension Benefit will then be paid over a period of time known as the “Extension Benefit Duration.” The Extension Benefit Duration is twice the length of the Acceleration Benefit Duration. Growth Benefit payments are spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. The Acceleration Benefit Duration and the Extension Benefit Duration together make up the LTC Benefit Duration. The Acceleration Benefit Duration and Extension Benefit Duration will usually run consecutively and without interruption unless you voluntarily elect to stop payments or become ineligible to receive LTC Benefits. The LTC Benefit Durations would resume if you elect to restart payments or become eligible to receive LTC Benefits.
On the contract date, the Acceleration Benefit Duration is 84 months (i.e., 7 years), so it would take you 84 months to receive the total Acceleration Benefit. However, the Acceleration Benefit Duration shortens each year until the fifth contract anniversary, when the Acceleration Benefit Duration will be its shortest duration of 24 months (i.e., 2 years). Equally important, as the Acceleration Benefit Duration shortens, the maximum monthly amounts under the LTC Rider increase. If you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary or after, you will maximize the monthly LTC Benefit payment available to you. For example, if you wait to request to begin receiving LTC Benefit payments until the fifth contract anniversary, the Acceleration Benefit Duration will be 24 months, and the Extension Benefit Period will be 48 months, or twice the Acceleration Benefit Period, making the LTC Benefit Duration 72 months. The Growth Benefit would be paid over all 72 months (over both the Acceleration Benefit Duration and the Extension Benefit Duration). If you take less than the maximum monthly amount (by choice or by the 50% limitation applied to non-nursing home/non-hospice care), you will extend the Acceleration Benefit Duration (and thus the Extension Benefit Duration).
How do withdrawals affect my LTC Benefits? The LTC Rider may permit limited withdrawals of Contract Value on an annual basis that will not impact your LTC Benefit payments. You may withdraw each year (and in addition to LTC Benefit payments, if you happen to be receiving these at the same time) up to 5% of the amount that your Contract Value exceeds the LTC Guaranteed Amount (if there is any such excess) as of the immediately preceding contract anniversary, without a decrease in the LTC Benefits. Such withdrawals are referred to as “Conforming Withdrawals.” However, the amount of withdrawals that exceed 5% of any excess of the Contract Value over the LTC Guaranteed Amount will be an “Excess Withdrawal.” This means if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal.
Excess Withdrawals will result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value. Excess Withdrawals may result in significant reductions of benefits under the LTC Rider and/or its termination. Accordingly, if you think that you may need to access your Contract Value through withdrawals, the LTC Rider may not be a good investment for you.
To further explain the application of this limitation to withdrawals, if you have not purchased the Growth Benefit option, you may be able to make Conforming Withdrawals if your Contract Value has grown above your Gross Purchase Payments. However, accessing more than modest amounts (i.e., more than 5%) of those investment gains could have a significant negative impact on your LTC Benefits. If you elect the Growth Benefit option, on the other hand, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that negatively impact your LTC Benefits. In addition, since Excess Withdrawals result in proportional reductions to all LTC Benefits, your LTC Benefits may be reduced by more than dollar for dollar when those benefits exceed the Contract Value. If you reach age 76 or the maximum LTC Guaranteed Amount limit of $800,000, however, you may be able to then begin making Conforming Withdrawals if your Contract Value exceeds the LTC Guaranteed Amount on the immediately preceding contract anniversary because the Growth Benefit no longer increases after this time. This maximum LTC Guaranteed Amount includes the combined LTC Guaranteed Amounts of all Lincoln Life variable annuity contracts (or contracts issued by our affiliates) owned by you.
If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected. See the Withdrawals section later in this discussion.

Are there any restrictions on how I invest my money if I purchase the LTC Rider? By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. Specifically, you may invest only pursuant to Investment Requirements as described in this prospectus. The Subaccounts eligible for investment are designed for steadier, but potentially more modest, investment performance than you may otherwise receive by investing in Subaccounts with more aggressive investment objectives. The fixed account will be available to you for dollar-cost averaging purposes only. When we determine you are eligible to receive LTC Benefits, we will move Contract Value equal to the LTC Guaranteed Amount into the LTC Fixed Account from which we will make Acceleration Benefit payments and, if elected, Growth Benefit payments. Accordingly, after that point, such transferred amounts will not participate in market performance, but will accrue interest.
What are the charges for the LTC Rider? While the LTC Rider is in effect, there is a charge that is deducted from the Contract Value on a quarterly basis (the “LTC Charge”). The LTC Charge consists of the sum of three charges: the Acceleration Benefit Charge, the Extension Benefit Charge, and the Optional Nonforfeiture Benefit Charge (if elected). The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge rate is higher for the Growth Benefit option than it is without it, and because the LTC Guaranteed Amount may also be higher if there is contract growth. The Extension Benefit Charge and the Optional Nonforfeiture Benefit Charge do not have guaranteed maximum annual charge rates and may change at any time, subject to state regulatory approval. For more information, please see Expense Tables and Charges and Other Deductions – Rider Charges – Long-Term CareSM Advantage Charges.
Can I add the LTC Rider to an existing contract? The LTC Rider may only be purchased at the time the contract is issued and is not available if you have already purchased a contract. The availability and certain options and features of the LTC Rider will depend upon your state’s approval, and may not be available in some states. Check with your registered representative regarding the availability of the LTC Rider.
What if I decide to terminate the LTC Rider? The LTC Rider provides a nonforfeiture benefit if you terminate the LTC Rider in certain circumstances. There is a nonforfeiture benefit, called the “Contingent Nonforfeiture Benefit,” provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit if elected. You may also choose to add an enhanced nonforfeiture benefit, called the “Optional Nonforfeiture Benefit,” for an additional charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider for any reason after three years. The only difference between the two nonforfeiture benefits is the circumstances under which you may terminate the LTC Rider to receive the benefit. Under either nonforfeiture benefit you may receive an amount equal to the greater of one month’s maximum monthly benefit or an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid minus the amount of any Extension Benefits paid prior to the LTC Rider’s termination. Termination of the LTC Rider does not automatically terminate the underlying contract.
What are the risks associated with the LTC Rider? Some of the principal risks associated with the LTC Rider are:
•	You may never need long-term care. Thus, you may pay for a feature from which you never realize any benefits.
•	Even if you need long-term care, you may not qualify for LTC Benefits under the LTC Rider, or the LTC Benefits you receive may not cover all of the long-term expenses you incur since the maximum amount of LTC Benefit you may receive with the Growth Benefit is capped at $22,222 per month and $16,666 per month without the Growth Benefit, assuming you wait until after the fifth contract anniversary to receive LTC Benefits.
•	You may die before you obtain all the LTC Benefit payments to which you would otherwise be entitled. Remaining LTC Benefit payments that would have otherwise been payable, do not increase the amount paid on your death.
•	Your ability to withdraw Contract Value without substantially and irrevocably reducing your LTC Benefits will be limited. Accordingly, you should not purchase the LTC Rider if you anticipate taking withdrawals or needing more than limited access to your Contract Value. In general, if you elect the Growth Benefit option, you will not be able to make any withdrawals without permanently reducing your LTC Benefits. If you do not purchase the Growth Benefit, you will be able to make withdrawals of up to 5% of the excess of your Contract Value over the LTC Guaranteed Amount annually without reducing your LTC Benefits. That restriction will exist until LTC Benefit payments are complete or the LTC Rider otherwise terminates.
•	You must wait at least one year before you can take LTC Benefit payments.
•	If you take LTC Benefit payments before the fifth contract anniversary, your monthly payments will be smaller and it will take you longer to receive the full amount of LTC Benefits than if you begin taking LTC Benefit payments after the fifth contract anniversary.
•	Even if you would otherwise be able to qualify for LTC Benefits, you may fail to file required forms or documentation and have your benefit denied or revoked.
•	Your variable Subaccount investments will be restricted to certain Subaccounts and in certain percentages if you purchase the LTC Rider; the Subaccounts are designed for steadier, but potentially more modest, investment performance that you may otherwise receive by investing in Subaccounts with more aggressive investment objectives.
•	If you begin taking LTC Benefit payments, your Contract Value to the extent of the LTC Guaranteed Amount will be transferred to the LTC Fixed Account, where it will not be insulated from the claims of our general creditors, will be subject to the claims-paying ability of Lincoln Life, and will not participate in any market performance.
•	If you purchase the LTC Rider, you may not purchase any of the other Living Benefit Riders that we offer.

•	The Extension Benefit Charge and Optional Nonforfeiture Benefit Charge rates are not subject to a maximum, and may increase significantly (subject to state approval).
•	LTC Benefit payments may reduce your Death Benefit by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value.
Eligibility to Purchase the LTC Rider
Eligibility Requirements. If you wish to purchase the LTC Rider, you must meet certain eligibility requirements:
•	The LTC Rider must be purchased at the same time you purchase your contract. The LTC Rider cannot be added to existing contracts.
•	LTC Benefits are payable to the person insured under the LTC Rider (the “Covered Life”). The Covered Life must be the Contractowner and the Annuitant under the contract. If a grantor trust owns the contract, the Covered Life will be the Annuitant. There can only be one Covered Life. Thus, if the contract has joint owners, the Covered Life must be the primary owner.
•	The Covered Life must be at least 45 years of age and not older than 74 years of age on the contract date, unless the Growth Benefit option is elected, in which case the Covered Life may not be older than 69 years of age. We must confirm your eligibility through a verification process that includes a review of prescription medications that you are taking, or have taken in the past 5 years, and your medical history. Certain medical conditions or the use of certain medications or medical devices will disqualify you from being eligible to purchase the LTC Rider. Some of the types of medical conditions that will disqualify you from purchasing the rider are Cancer, Parkinson’s Disease, Multiple Sclerosis, Heart Disease, Diabetes, Alzheimer’s/Dementia, Bipolar Disorder, Schizophrenia, AIDS, Pulmonary Disorders, Kidney Disease, Liver Disease, Lupus, Rheumatoid Arthritis and Myasthenia Gravis as well as medications that are used to treat these conditions. This list is not exhaustive, there are other conditions and medications that are not included. We reserve the right to add or remove medical conditions and prescription drugs at our discretion.
•	You will be required to sign a waiver of confidentiality form that will allow us to conduct a third-party prescription drug screening at the time we process your application.
Issuance Procedures. We will notify you if we decline to issue the LTC Rider within 2 days of our receipt of your application that is in good order. We will not issue the LTC Rider if you do not meet the eligibility requirements. If we decline to issue the LTC Rider, we will still issue the annuity contract.
Required Signature. If the LTC Rider is issued, you will be required to sign and return one copy of a contract amendment to verify that the medical statements relating to your medical history that you provided upon application for the LTC Rider are true. The signed contract amendment must be returned to us within 45 days of the contract date. Failure to sign and return a signed copy of the contract amendment within 45 days of the contract date will result in an automatic termination of the LTC Rider. If the LTC Rider is terminated for failure to return the contract amendment, you will not be able to terminate the contract without penalty (because the free look period will have expired). Check with your registered representative regarding state specific requirements in California and Maryland.
Limitations on Purchase Payments. The LTC Benefits will be calculated based upon the dollar amount of Gross Purchase Payments made into the contract in the first 90 days after the contract date. No Purchase Payments may be made into the contract after 90 days from the contract date. The minimum Gross Purchase Payment amount under a contract if you purchase the LTC Rider is $50,000 ($75,000 in California and South Dakota), and the maximum amount of cumulative Gross Purchase Payments that can be made during that 90-day period is $400,000. There is no guarantee that the LTC Rider or certain options will be available for new purchasers in the future as we reserve the right to discontinue the LTC Rider at any time.
Limitations on Purchasing Other Riders. You may not purchase any other Living Benefit Rider otherwise available with your contract or any other living benefits that we may offer in the future while you own the LTC Rider.
Investment Restrictions. By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You must allocate all of your Purchase Payments and Contract Value at all times in accordance with Investment Requirements. For details about these limitations, see The Contracts – Investment Requirements.
Eligibility to Receive LTC Benefit Payments
Establishing Initial Eligibility for LTC Benefits
You will not be eligible to receive LTC Benefit payments under the LTC Rider until after the first Contract Year. (Although we refer to the first contract anniversary throughout this discussion, this provision may vary by state.) After the first contract anniversary, you may start the process to request and receive LTC Benefits. You must take the following steps to start receiving LTC Benefit payments:
PLEASE NOTE: The process to request LTC Benefits is involved and you should carefully consider that you may need substantial assistance from a family member or other trusted person to claim and obtain LTC Benefits once you are receiving long-term care. In this regard, our claims-processing department can help you if necessary. You should plan ahead to ensure that a person you trust has agreed to be responsible for completing the initial process, as well as the ongoing requirements, discussed below.

Step 1:	You must first notify us by phone at 800-487-1485, or send written notice to: PO Box 21008, Dept. 0514, Greensboro, NC 27420-1008 of your intent to request LTC Benefits. We will process any notifications or requests for LTC Benefits submitted by you, or on your behalf by your legally authorized representative, which may include a court-appointed conservator or an individual acting under a valid power of attorney. Before starting the eligibility process we will verify that the first contract anniversary has passed.
Step 2:	Once we receive notification of your intent to request LTC Benefits, we will provide you with claims forms which will be used to determine your initial eligibility to receive LTC Benefits.
Step 3:	You must complete and submit the claims forms. This requires that you have a Licensed Health Care Practitioner certify in a written assessment that you are Chronically Ill and complete a Plan of Care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need.
Step 4:	We will determine your eligibility based on the 1) assessment; 2) Plan of Care; and 3) whether you have been or will be receiving Long-Term Care Services covered by the LTC Rider due to you being Chronically Ill. Once we have determined your eligibility for benefits, we will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits.
Step 5:	You must submit a Request for Benefits form within 90 days after we have determined that you are eligible for LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months.
Step 6:	You must satisfy the 90 day deductible period before any LTC Benefits will be paid. The 90-day deductible period is measured from the date you first receive Long-Term Care Services. See the Deductible Period paragraph later in this section.
Written Assessment. In order to determine whether you have been or will be receiving Long-Term Care Services due to being Chronically Ill, we require that a Licensed Health Care Practitioner certify, within the preceding 12 months, in a written assessment that you are Chronically Ill. You have a Chronic Illness if you require either: 1) substantial assistance with performing at least two of six Activities of Daily Living (“ADLs”) for at least 90 days or; 2) substantial supervision to protect you from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is deterioration or loss of intellectual capacity that is:
•	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and
•	Is measured and confirmed by clinical evidence and standardized tests that reliably measure impairment in short-term or long-term memory; orientation as to person (such as who they are), place (such as their location), and time (such as day, date and year); and deductive or abstract reasoning, including judgment as it relates to safety awareness.
The written assessment will evaluate your ability to perform ADLs and/or your cognitive condition. You will be responsible for the cost of obtaining the initial and any subsequent assessments.
A Licensed Health Care Practitioner is a physician (as defined in Section 1861(r)(1) of the Social Security Act, as amended); a registered professional nurse; a licensed social worker; or another professional individual who meets the requirements prescribed by the United States Secretary of the Treasury.

The six Activities of Daily Living are:
1.	Bathing – the ability to wash oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.
2.	Continence – the ability to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring of a catheter or colostomy bag).
3.	Dressing – the ability to put on or take off all items of clothing and any necessary braces, fasteners or artificial limbs.
4.	Eating – the ability to feed oneself by getting food into the body from a receptacle (such as plate, cup or table) or by a feeding tube or intravenously.
5.	Toileting – the ability to get to and from the toilet, get on or off the toilet, and perform associated personal hygiene.
6.	Transferring – the ability to move oneself into or out of a bed, chair or wheelchair.
Plan of Care. The Licensed Health Care Practitioner must also complete a Plan of Care for you, which is a written plan of care that is developed based on the written assessment that you are Chronically Ill (as described in the preceding section) and specifies the type, frequency and duration of all Long-Term Care Services you will need. Long-Term Care Services are maintenance or personal care services, or any necessary diagnostic, preventive, therapeutic, curing, treating, mitigating, and rehabilitative service that is required because you are Chronically Ill and that are provided pursuant to a Plan of Care. The Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services as described in the Long-Term Care Coverage Endorsement. You will be responsible for the cost of obtaining the required Plan of Care. In order to receive LTC Benefits under the LTC Rider, you must follow the Plan of Care.
Exclusions and Limitations. The following are not Long-Term Care Services under the LTC Rider:
•	alcohol and drug treatment, unless the drug addiction is a result of medication taken in doses prescribed by a physician
•	care in a facility operated primarily for the treatment of mental or nervous disorders, other than qualifying stays or care resulting from a clinical diagnosis of Alzheimer’s Disease or similar forms of irreversible dementia
•	treatment arising out of an attempt (while sane or insane) at suicide or an intentionally self-inflicted injury
•	treatment in government facilities, such as the healthcare facilities run by the Veterans Administration (unless exclusion of coverage is otherwise prohibited by law)
•	services for which benefits are available to you under Medicare or other governmental program (other than Medicaid), workers compensation laws, employer liability laws, occupational disease laws or motor vehicle no-fault laws
•	services or care provided to you outside the United States
•	all care and support services that are provided by immediate members of your family, whether paid or unpaid.
Deductible Period. You must satisfy the 90 day deductible period before any LTC Benefits will be paid. This means, you must wait 90 days after the date that you start to receive Long-Term Care Services covered under the LTC Rider before we will start paying LTC Benefits. For example, assume that you enter a nursing home on March 1 of a particular year after the first contract anniversary, due to not being able to perform two of the six ADLs. You notify us of your intent to request LTC Benefits on April 1. On April 8, you receive the claims forms from us. On May 1, we receive the completed claims forms, including the written assessment and Plan of Care. On May 10, we determine that your eligibility to receive LTC Benefits was March 1 and send you a Request for Benefits form. On May 20, we receive the completed Request for Benefits form. The deductible period would be 90 days from March 1 and will end as of May 29. We would start monthly LTC Benefit payments after May 29.
Requesting LTC Benefits. We will notify you in writing once we have determined your eligibility for benefits and will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form. This form will notify us of the dollar amount of LTC Benefit payments that you are requesting, where you would like us to pay them, and from whom you are receiving Long-Term Care Services. If the Request for Benefits form is not received within 90 days after we have determined that you are eligible for LTC Benefits, you will no longer be deemed eligible to receive LTC Benefits and the eligibility determination process will restart. See the Federal Taxation of this section for a discussion of the limits on the dollar amount of LTC Benefit payments.
Please Note: The amount you request in LTC Benefits may be more or less that your actual expenses for Long-Term Care Services. The LTC Rider is not a reimbursement plan and does not depend on your actual expenses. However, if you receive amounts in excess of the IRS limit, those amounts may be taxable unless you have actually incurred long-term care expenses of that amount. See General Provisions – Federal Taxation.
Denial of LTC Benefits. We will notify you in writing if we deny any request for LTC Benefits. We will deny a request for LTC Benefits if we determine that you are not eligible to receive LTC Benefits as set forth in the preceding sections or if you have not fulfilled any of the requirements in order for us to determine your eligibility or process your request. You may request a review of our decision. A request for a review of a denial of a request for LTC Benefits must be in writing and must include any information that may support your request or eligibility status. The request for a review of a denial of a request for LTC Benefits must be submitted to us generally within 3 years (although this period may vary by the state in which the LTC Rider is issued) after the time the request for LTC Benefits was filed. We will review your request for a review and provide a written decision, generally within 60 days after receiving it (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued). There is no further review after we provide you with our written decision. If we determine that a request for LTC Benefits should have been granted we will pay you the LTC Benefits you should have received.
Establishing Continued Eligibility for LTC Benefits
Once you qualify and begin to receive LTC Benefit payments, you must take certain steps to continue to receive LTC Benefits. If you fail to take these steps, your LTC Benefits will stop, and you will have to reestablish your eligibility to restart LTC Benefit payments. You must take the following steps to continue receiving LTC Benefit payments:

Every Three Months:	You must submit a new Request for Benefits form, which must be received by us no earlier than 30 days prior to the end of the current three-month period for which you are receiving LTC Benefits. We will provide you with a new Request for Benefits form prior to the end of the current three-month period. If a new Request for Benefits form is not submitted prior to the end of the current three-month period for which you are receiving LTC Benefits, we will automatically pay the LTC Benefit that you are receiving for an additional month. If you do not want to receive this payment you must contact us either by phone or in writing at the address or phone number provided above. LTC Benefits paid during that month will be equal to the amount of the most recent LTC Benefit payment paid to you. If we do not receive a Request for Benefits form within 90 days after the three-month period for which LTC Benefits were previously requested, you will have to reestablish your eligibility to receive benefits. Request for Benefits form are always available by contacting us at 800-487-1485.
Every Year:	At least once every 12 months after we have established your initial benefit eligibility, a Licensed Health Care Practitioner must (1) complete a new assessment on a form provided by us and again certify that you are Chronically Ill, and that you are expected to remain Chronically Ill for at least 90 days, and (2) either prescribe a new Plan of Care, or reconfirm the existing Plan of Care. We will provide you with a new assessment form prior to the end of the current twelve-month period. The appropriate forms are always available by contacting us at 800-487-1485.
Revocation of Eligibility for LTC Benefits. We will notify you in writing if we revoke your eligibility for LTC Benefits. You may request a review of our decision. We may revoke your eligibility if we determine that you are no longer eligible to receive LTC Benefits or should not have been found eligible to receive LTC Benefits. We may also revoke your eligibility for failure to follow any of the procedures as discussed above. A revocation of eligibility does not mean that you may be found eligible in the future. A request for a review of a revocation of eligibility must be in writing and must include any information that may support your request or eligibility status. The request for a review of a revocation of eligibility must be submitted to us generally within 3 years (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued) after the time the last Request for Benefits form was filed. We will review your request for a review and provide a written decision within 60 days after receiving it. There is no further review after we provide you with our written decision. If we determine that we should not have revoked your eligibility we will pay you the LTC Benefits you should have received.
Verification of Continued Eligibility
At any time and as often as we reasonably require, we reserve the right to verify that all of the conditions for initial and ongoing eligibility are satisfied. Verification of your continued eligibility may include any or all of the following:
•	review of medical facts (including, but not limited to, medical files or diagnostic test results) to determine the extent of any Chronic Illness;
•	a physical examination at our expense by a physician of our choosing to determine that all of the criteria for eligibility are met;
•	requiring proof that you have received the prescribed care or support services.
If the Company is unable to verify that you are receiving Long-Term Care Services as set forth in the Plan of Care or that you are Chronically Ill, the Company will revoke your eligibility to receive LTC Benefits and reject any pending or subsequent request for benefits, and take action pursuant to the overpayment provision described below. Any subsequent determination of benefit eligibility will be treated as the initial determination of eligibility.
Overpayment of LTC Benefits
If you no longer meet the eligibility criteria or no longer wish to receive LTC Benefit payments, you will need to notify us by contacting us either by phone or in writing at the address or phone number provided above. Failure to notify us that you no longer meet the eligibility criteria may result in an overpayment. In the event we make an overpayment to you, we will notify you and request repayment. An overpayment could be made under an existing Request for Benefits after a Covered Life is no longer eligible to receive benefits or as a result of an administrative error in processing a request for benefits. If you receive an overpayment, it is your responsibility to return the amount of the overpayment within 60 days of our request. If you do not return the overpayment within 60 days of our request, we will deduct the amount of the overpayment from your future LTC Benefits, if any, or otherwise from any withdrawals, cash surrender, or Death Benefit proceeds.
Determining LTC Benefits
General Summary of LTC Benefits
Before delving into a more detailed discussion, we want to provide you with an overview of the basic choices you have relating to the LTC Rider, as well as a brief roadmap of the general concepts that impact your LTC Benefits.
Choices Under the LTC Rider. The amount of LTC Benefits that you may receive under the LTC Rider is dependent upon several choices that you make.

•	You will decide how much money to invest in the contract in order to fund the LTC Rider. The amount of the initial Gross Purchase Payment and of any subsequent Purchase Payments made in the first 90 days after the contract date will determine the amount of Acceleration Benefits and Extension Benefits you may receive.
•	You will also choose whether you would like the opportunity to grow the LTC Benefits by choosing, for a higher charge, the Growth Benefit option.
•	You will choose whether to purchase for an additional cost the Optional Nonforfeiture Benefit option which provides an LTC Benefit if you terminate the LTC Rider under certain circumstances after the third contract anniversary.
•	Once you are eligible to receive LTC Benefits, you will decide when and in what amounts up to certain limits you would like to receive monthly LTC Benefit payments. As long as you have met the conditions described earlier in this discussion (Eligibility for LTC Benefits), you may use the LTC Benefit payments for any purpose and may receive more than your actual expenses for LTC Services.
Roadmap of Important LTC Concepts. There are certain important features of the LTC Rider you need to understand. The following section summarizes these features.
As described above, there are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit – the Growth Benefit – that is available for an additional charge. The Acceleration and Growth Benefits are calculated based on the LTC Guaranteed Amount. The Extension Benefit at issue of the LTC Rider is calculated based on the initial Acceleration Benefit and will be double the dollar amount of the Acceleration Benefit. The LTC Guaranteed Amount is also important as it affects the charges you pay for the LTC Rider. See “LTC Charges” for additional information. The LTC Guaranteed Amount is equal to the Acceleration Benefit plus the Growth Benefit, if elected. However, you should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. See the discussion following this chart for a more detailed discussion of each LTC Benefit.
Acceleration Benefit
•	First payments made under the LTC Rider
•	Deducted from your Contract Value
•	Equals your initial Gross Purchase Payment and any subsequent Gross Purchase Payments made in the first 90 days
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the LTC Guaranteed Amount and Acceleration Benefit
•	If the Contract Value is reduced to zero, benefits are paid by us from our general account
•	Not affected by investment results

⇩
Extension Benefit
•	Second payments made under the LTC Rider once Acceleration Benefit is reduced to zero
•	Paid by us from our general account
•	Equals double the Acceleration Benefit as of the 90th day after the contract date
•	Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the Determining LTC Benefits-Maximum Monthly Level Benefit section)
•	Payments reduce the Extension Benefit
•	Not affected by investment results
⇩
Growth Benefit
•	May be purchased for an additional cost
•	Increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account
•	Payments made in addition to Acceleration Benefit and Extension Benefit payments
•	Deducted from your Contract Value
•	Paid monthly up to a monthly maximum amount that is different from the monthly maximum amounts applicable to the Acceleration Benefit and Extension Benefit and that may increase but will never decrease based upon investment performance

Growth Benefit
•	Payments reduce the LTC Guaranteed Amount and Growth Benefit
•	If the Contract Value is reduced to zero, LTC benefits are paid by us from our general account
•	Each annual step-up is not affected by subsequent investment results

⇩
Withdrawals
•	Permitted any time in addition to LTC Benefit payments
•	Unless the Growth Benefit has been elected, will not decrease LTC Benefits (but will reduce Contract Value) to the extent annual withdrawals are less than or equal to 5% of the excess amount, if any, of the Contract Value over the LTC Guaranteed Amount as of the immediately preceding contract anniversary
•	The amount of any withdrawal that exceeds 5% of the excess amount of the Contract Value over the LTC Guaranteed Amount will be an Excess Withdrawal (i.e., if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal)
•	If the Growth Benefit has been elected, ANY withdrawal is an Excess Withdrawal
•	Excess Withdrawals result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value
•	Thus, if you purchase the Growth Benefit option, any withdrawal will be an Excess Withdrawal (unless you are age 76 or the maximum LTC Guaranteed Amount limit of $800,000 has been reached, and your Contract Value on the immediately preceding contract anniversary exceeds the LTC Guaranteed Amount)
Now that we have discussed the general important features that impact your LTC Benefits, we can engage in a more detailed discussion of how exactly these LTC Benefits are calculated.
Acceleration Benefit Payments
Once you become eligible to receive LTC Benefits and we make a determination of your eligibility, we will move your Contract Value to the extent of the LTC Guaranteed Amount to our LTC Fixed Account. Amounts allocated to the LTC Fixed Account will no longer have the ability to participate in market performance. See LTC Fixed Account for more information. We then pay you the Acceleration Benefit as monthly Acceleration Benefit payments during the Acceleration Benefit Duration. Each payment will be the amount you request up to the Maximum Monthly Level Benefit amount. See Determining LTC Benefits – Maximum Monthly Level Benefit below for a detailed description. The Acceleration Benefit is first paid from the Contract Value.
Acceleration Benefit Duration = the period of time over which Acceleration Benefits are paid. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Acceleration Benefit Duration will be 24 months (i.e., 2 years).

Acceleration Benefit = the initial Purchase Payment, plus each subsequent Purchase Payment made within the first 90 days after the contract date, less Excess Withdrawals (adjusted as described in this discussion), less Acceleration Benefit payments. If you have not elected the Growth Benefit, the LTC Guaranteed Amount equals the Acceleration Benefit.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Acceleration Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
We promise that if your Contract Value is reduced to zero due to investment losses and there is a remaining amount of Acceleration Benefit, the remaining Acceleration Benefit payments will be paid from our assets and investments we hold in our general account, subject to the conditions discussed in this prospectus. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account (which is part of our general account) once you begin receiving payments, all Acceleration Benefit payments are subject to the claims of our general creditors and the claims-paying ability of Lincoln Life. The Acceleration Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Acceleration Benefit payments reduce the Acceleration Benefit, LTC Guaranteed Amount and Contract Value. Excess Withdrawals will reduce the Acceleration Benefit and LTC Guaranteed Amount by the same proportion that the Excess Withdrawal reduces your Contract Value. See Withdrawals for more information on Excess Withdrawals.
Once the Acceleration Benefit is reduced to zero, the Extension Benefit Duration will begin. In the last month that you receive an Acceleration Benefit payment, if the remaining amount of Acceleration Benefit is less than the Maximum Monthly Level Benefit amount, the payment that you receive will include the remaining Acceleration Benefit plus an amount of Extension Benefit to make the payment equal to the amount you have requested. The following month the LTC Benefit will be paid from the Extension Benefit.
Extension Benefit Payments
Once the Acceleration Benefit is reduced to zero and you are still requesting and otherwise eligible to receive LTC Benefit payments, we will start to pay you the Extension Benefit as monthly Extension Benefit payments. Extension Benefit payments are paid up to the Maximum Monthly Level Benefit amount. See “Determining LTC Benefits – Maximum Monthly Level Benefit” below for more details. The Extension Benefit is an obligation of Lincoln Life subject to the claims-paying ability of Lincoln Life and is supported by the general account, not by your Contract Value. We promise to pay the Extension Benefit during the Extension Benefit Duration subject to the conditions discussed in this prospectus. The Extension Benefit is not available as a lump sum withdrawal or as a Death Benefit.
Extension Benefit Duration = the period of time over which Extension Benefits are paid. The Extension Benefit Duration is initially twice the length of the Acceleration Benefit Duration. If you have not received LTC Benefits prior to the fifth contract anniversary, the minimum Extension Benefit Duration will be 48 months (i.e., 4 years).

Extension Benefit = twice the initial Acceleration Benefit (GrossPurchase Payments within the first 90 days after the contract date), less Excess Withdrawals (adjusted as described in this discussion), less Extension Benefit payments.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Extension Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.

Example: The following example shows the calculation of the LTC Guaranteed Amount, the Acceleration Benefit and the Extension Benefit as of the contract date, and the recalculation of those amounts after a subsequent Gross Purchase Payment is made prior to the 90th day after the contract date.
Initial Gross Purchase Payment January 1 (contract date equals January 1):	$100,000
Contract Value January 1:	$100,000
LTC Guaranteed Amount January 1 (equals initial Gross Purchase Payment):	$100,000
Acceleration Benefit January 1 (equals LTC Guaranteed Amount):	$100,000
Extension Benefit January 1 (2 x $100,000 Acceleration Benefit):	$200,000
Contract Value February 1 prior to subsequent Gross Purchase Payment:	$110,000
Subsequent Purchase Payment received February 1:	$100,000
LTC Guaranteed Amount after subsequent Purchase Payment
($100,000 LTC Guaranteed Amount + $100,000 subsequent Gross Purchase Payment made within 90 days of contract date):	$200,000
Acceleration Benefit after subsequent Gross Purchase Payment:	$200,000
Extension Benefit after subsequent Gross Purchase Payment
(2 x $200,000 Acceleration Benefit):	$400,000
Contract Value after additional Gross Purchase Payment:	$210,000
Maximum Monthly Level Benefit
The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits that may be paid to you under the LTC Rider. The Maximum Monthly Level Benefit is calculated on the contract date and each contract anniversary up to, and including, the fifth contract anniversary. Because the maximum monthly amount is based upon the number of months over which the Acceleration Benefits are paid, the maximum monthly amount is lowest on the first contract anniversary and is recalculated and increases every year you wait to request LTC Benefits up to fifth contract anniversary. If you receive LTC Benefit payments prior to the fifth contract anniversary, the maximum monthly amount will be lower than if you wait until after five years after the contract date. We promise that the total amount of LTC Benefits available will be the same, but will be paid out over a longer time period (as long as you are alive) and at a lower monthly maximum amount.
Maximum Monthly Level Benefit = the remaining Acceleration Benefit divided by the number of months of remaining Acceleration Benefit Duration. For example, if the Acceleration Benefit is $200,000 and the Acceleration Benefit Duration as of the fifth contract anniversary was 24 months, the Maximum Monthly Level Benefit would be $8,333.33 ($200,000/24).

Excess Withdrawals will reduce the Maximum Monthly Level Benefit amount by the same percentage the Excess Withdrawal reduces the Contract Value. See Withdrawals. All other withdrawals and LTC Benefit payments will not change the Maximum Monthly Level Benefit amount. The Maximum Monthly Level Benefit amount does not include Growth Benefits.
IMPORTANT NOTE:
We designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. After the fifth contract anniversary, you can maximize your monthly LTC Benefit payments and receive those payments over the shortest period of time (which means you will have a shorter period of time to access the money we pay from our general account during the Extension Benefit period). This discussion assumes that you do not begin taking LTC Benefit payments until after the fifth contract anniversary. However, because we wanted to provide you with the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises, we will highlight the impact of taking LTC Benefit payments earlier in a later section. See “Determining LTC Benefits – Electing to Receive LTC Benefits Before the Fifth Contract Anniversary.”
Whether you can request all of the Maximum Monthly Level Benefit (after the required waiting period and fulfilling all other applicable requirements to receive LTC Benefits) will depend on whether you are residing in a “nursing home” or are receiving “hospice care” (which may be received in your home or in a hospice care facility). Both of these terms, and other qualified Long-Term Care services, are defined in the Long-Term Care Coverage Endorsement form; the actual terms and definitions may vary because of requirements imposed by the particular state in which the LTC Benefit was issued. The following chart shows the amount you may request in LTC Benefits.
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly Level Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly Level Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly Level Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly Level Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly Level Benefit amount the following month.

*	Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly Level Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly Level Benefit amount for assisted living services.
The Maximum Monthly Level Benefit amount will not change after the fifth contract anniversary unless you make an Excess Withdrawal (as described below). If, after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased, but the minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Example: The following is an example of how taking less than the Maximum Monthly Level Benefit impacts future Maximum Monthly Level Benefit amounts and extends the Acceleration Benefit Duration and Extension Benefit Duration. This example also illustrates how the Maximum Monthly Level Benefit does not change after the fifth Contract Year. Assume LTC Benefit payments begin after the fifth contract anniversary and the owner receives 50% of the Maximum Monthly Level Benefit each month.
On fifth contract anniversary:
Acceleration Benefit:	$100,000
Acceleration Benefit Duration:	24 months
Extension Benefit:	$200,000
Extension Benefit Duration:	48 months
Maximum Monthly Level Benefit ($100,000/24):	$4,166.67
Monthly LTC Benefit payment (50% of $4,166.67):	$2,083.33
On the sixth contract anniversary:

Remaining Acceleration Benefit:
($100,000 – LTC Benefit payments of $25,000 ($2,083.33 x 12))	$75,000
Remaining Acceleration Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit): ($75,000 / $2,083.33)	36 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($75,000 / $4,166.67)	18 months
Remaining Extension Benefit:	$200,000
Remaining Extension Benefit Duration
(assuming the Contractowner continues to receive 50% of the Maximum Monthly Level Benefit each year): ($200,000 / $2,083.33)	96 months
Remaining Acceleration Benefit Duration
(if the Contractowner begins receiving 100% of the Maximum Monthly Level Benefit): ($200,000 / $4,166.67)	48 months
Special Considerations When Determining the Amount of Benefits to Request: Keep in mind that you may use the LTC Benefit payments for any purpose and may request more than your actual expenses for Long-Term Care Services (subject to the maximums discussed above). When determining the amount of the LTC Benefit to request, however, there are a number of factors you may want to take into account.
During the Acceleration Benefit Duration, for example, you may want to consider the actual cost of your care and the expected length of your care, the chance that you may not live long enough to receive all the LTC Benefit payments, and the need for Death Benefit and/or annuity features under your contract. During the Acceleration Benefit Duration, taking less than the maximum amount of the Acceleration Benefit to which you are entitled will extend the Acceleration Benefit Duration (and thus will extend the beginning of the Extension Benefit Duration, when LTC Benefits are being paid out of our assets). (As discussed below, not taking Growth Benefit payments will not extend the Acceleration Benefit Duration.) If the cost of any qualified Long-Term Care Services that you are receiving is less than the maximum you can request and you anticipate needing money for Long-Term Care Services for a longer period of time than the LTC Benefit Duration, then you may want to consider taking less than the maximum amount. Taking less than the maximum has the advantage of extending your benefits over a longer time period and/or allowing you to retain your Death Benefit and annuity options (which are reduced by withdrawals including LTC Benefit payments and thus will not be reduced as quickly), but has the disadvantage of there being a greater chance that you may not live long enough to receive all or as many LTC Benefit payments.
Once you are in the Extension Benefit Duration, when LTC Benefits are being paid out of our assets, it is almost universally better to take your maximum permitted amount each month, in case of death prior to all LTC Benefit payments being made.
In all cases, you should also consider the limits imposed under IRS rules. See General Provisions – Federal Taxation below.
Growth Benefit Option
At the time you purchase the Rider, you will choose whether to add the Growth Benefit option. The Growth Benefit option may not be added after the LTC Rider is issued. The Growth Benefit option may provide an additional amount of LTC Benefit from investment gains in the Subaccounts and fixed account. The Growth Benefit is paid as monthly Growth Benefit payments up to the Maximum Monthly Growth Benefit amount.
Growth Benefit payments may be paid in addition to Acceleration Benefit payments and Extension Benefit payments and are paid during both the Acceleration Benefit Duration and the Extension Benefit Duration. Thus, while your initial Gross Purchase Payment (and any subsequent Gross Purchase Payment made during the first 90 days up to the applicable maximum limit) is returned to you over the Acceleration Benefit Duration, your Growth Benefit is spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. After the Extension Benefit is reduced to zero and if there is any remaining LTC Guaranteed Amount, you may continue to receive Growth Benefits, if otherwise eligible, until the LTC Guaranteed Amount is reduced to zero. At such point, Growth Benefit payments will no longer be subject to the Maximum Monthly Growth Benefit limit (i.e., you can request a lump sum of any remaining LTC Guaranteed Amount).
On each contract anniversary until you reach age 76, the LTC Guaranteed Amount may increase to an amount equal to the Contract Value, if higher, due to automatic step-ups, up to the maximum LTC Guaranteed Amount limit of $800,000 (referred to as the automatic step-up). The Growth Benefit is equal to the difference between the LTC Guaranteed Amount and the Acceleration Benefit, if any. On the contract date, the Growth Benefit is zero. The Growth Benefit will be calculated on each contract anniversary or at the time of an Excess Withdrawal.

Automatic Step-Ups = On each contract anniversary, the LTC Guaranteed Amount will automatically step up to the Contract Value as of the contract anniversary if:
•	The Covered Life is still living and under age 76;
•	The Contract Value on that contract anniversary is greater than the LTC Guaranteed Amount; and
•	The maximum LTC Guaranteed Amount limit has never been reached.

Excess Withdrawals will reduce the LTC Guaranteed Amount and Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value.
Once you begin receiving LTC Benefit payments, we transfer Contract Value to the LTC Fixed Account (which is part of our general account) equal to the LTC Guaranteed Amount (or the Contract Value, if less). Each contract anniversary thereafter, we transfer to the LTC Fixed Account the amount by which the LTC Guaranteed Amount “stepped up” that year. See LTC Fixed Account for additional information. Because your Contract Value will be earning fixed interest in the LTC Fixed Account and will no longer be participating in any investment performance in the separate account, there is very little likelihood that the automatic step-ups will continue to increase the LTC Guaranteed Amount while you are receiving LTC Benefits even though you will still be paying an increased Acceleration Benefit Charge for the Growth Benefit. Thus if you purchase the Growth Benefit, you should allow sufficient time before you anticipate needing LTC Benefits to allow the automatic step-ups to increase the LTC Guaranteed Amount and should not purchase it if you anticipate needing LTC Benefit within a short time-frame.
You will pay a higher LTC Charge for the Growth Benefit option than for the Level Benefit option. In addition, when deciding whether to purchase the Growth Benefit option, you should consider that under the Growth Benefit option, any withdrawal will be an Excess Withdrawal. However, if the maximum LTC Guaranteed Amount limit of $800,000 has been reached or you are age 76 or older, and your Contract Value exceeds the LTC Guaranteed Amount on a contract anniversary, you may withdraw an amount up to the Conforming Withdrawal amount. See Withdrawals for an example of how an Excess Withdrawal reduces the LTC Guaranteed Amount.
Once the maximum LTC Guaranteed Amount limit has been reached or you are age 76 or older, you will not receive any further automatic step-ups of the LTC Guaranteed Amount (even if it later declines due to Excess Withdrawals or LTC Benefit payments). Contract Value in excess of the maximum LTC Guaranteed Amount will not provide any additional Growth Benefit.
Example: Following is an example of how the automatic step-ups will work through the first three contract anniversaries (assuming no withdrawals).
Total Gross Purchase Payments added to the contract as of 90th day after the contract date:	$200,000
LTC Guaranteed Amount as of 90th day after the contract date equals total Purchase Payments made into the contract:	$200,000
Acceleration Benefit as of 90th day after the contract date:	$200,000
Total Contract Value on first contract anniversary reflecting investment gain:	$225,000
New LTC Guaranteed Amount on first contract anniversary:
(LTC Guaranteed Amount steps up since $225,000 is greater than LTC Guaranteed Amount of $200,000)	$225,000
Growth Benefit on first contract anniversary
($225,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 25,000
Total Contract Value on second contract anniversary reflecting investment loss from previous contract anniversary
($225,000 LTC Guaranteed Amount does not change as the Contract Value of $218,000 is less; $25,000 Growth Benefit does not change):	$218,000
Total Contract Value on third contract anniversary reflecting investment gain from previous contract anniversary:	$240,000
New LTC Guaranteed Amount on third contract anniversary
(LTC Guaranteed Amount steps up as $240,000 is greater than LTC Guaranteed Amount of $225,000):	$240,000
Growth Benefit on third contract anniversary
($240,000 LTC Guaranteed Amount - $200,000 Acceleration Benefit):	$ 40,000
You may choose to irrevocably terminate the automatic step-ups if you believe that you have sufficient LTC Benefits to cover your needs and do not want or need to further increase the LTC Benefits. You may terminate automatic step-ups after the fifth contract anniversary by notifying us in writing at least 30 days prior to the next contract anniversary. By choosing to terminate the automatic step-ups, the LTC Guaranteed Amount will no longer step up to the Contract Value, if higher. You will still pay the higher Acceleration Benefit Charge associated with the Growth Benefit if you terminate automatic step-ups. However, the charge will not increase as the LTC Guaranteed Amount (which the charge is based on) will no longer increase because of step-ups to the Contract Value. See Charges and Other Deductions – Rider Charges – Long-Term CareSM Advantage Charge.

Growth Benefit payments reduce the Growth Benefit, the LTC Guaranteed Amount, and the Contract Value by the dollar amount of the payment. Excess Withdrawals reduce the Growth Benefit by the same percentage that the Excess Withdrawal amount reduces the Contract Value. This means that the reduction in the Growth Benefit could be more than the dollar amount withdrawn. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account once you begin receiving payments and each contract anniversary thereafter, all Growth Benefit payments are subject to claims of our general creditors and to the claims-paying ability of Lincoln Life.
Maximum Monthly Growth Benefit
The Maximum Monthly Growth Benefit amount is the maximum amount of Growth Benefit that may be paid in any calendar month. The Maximum Monthly Growth Benefit amount is recalculated each contract anniversary and upon an Excess Withdrawal. The calculation of the Maximum Monthly Growth Benefit amount is based on payment of the Growth Benefit over both the Acceleration and Extension Benefit Durations.
Under the formula, we determine how many months of Acceleration and Extension Benefit payments are remaining by dividing the total remaining Acceleration and Extension Benefits by the Maximum Monthly Level Benefit amount. Then the Growth Benefit is divided over this same number of months.
The Maximum Monthly Growth Benefit amount = [i ÷ ((ii + iii) ÷ iv)] where:
(i)	equals the Growth Benefit on the contract anniversary;
(ii)	equals any remaining Acceleration Benefit on the contract anniversary;
(iii)	equals any remaining Extension Benefit on the contract anniversary; and
(iv)	equals the Maximum Monthly Level Benefit amount on the contract anniversary.
When you make a request for benefits, you may request an amount up to the Maximum Monthly LTC Benefit amount. You will receive a single monthly LTC Benefit payment that will include the Growth Benefit payment, in addition to either the Acceleration Benefit payment or Extension Benefit payment. We deduct your request first from the Acceleration Benefit (during the Acceleration Benefit Duration) or Extension Benefit (during the Extension Benefit Duration) up to the Maximum Monthly Level Benefit (which is the maximum amount you could request if you did not have the Growth Benefit option). Any amount requested above that amount will be deducted from the Growth Benefit up to the Maximum Monthly LTC Benefit amount. Thus, no Growth Benefit payments will be made unless you are requesting more than the Maximum Monthly Level Benefit amount available to you for that month. However, any unused Growth Benefit Payments can be used once the Maximum Growth Benefit Monthly payment is recalculated.
Maximum Monthly LTC Benefit amount = the Maximum Monthly Level Benefit amount plus the Maximum Monthly Growth Benefit amount
Whether you can request all of the Maximum Monthly LTC Benefit will depend on whether you are residing in a nursing home or receiving hospice care:
Type of Long-Term Care Services	Amount of Monthly Benefit You Can Request
If you are residing in a nursing home or are receiving hospice care:	You may request an amount up to the Maximum Monthly LTC Benefit amount. Contractowners with contracts issued in certain states not listed below may also request up to the Maximum Monthly LTC Benefit amount if they are in an assisted living facility.
If you are eligible and qualify for other qualified Long-Term Care Services (such as but not limited to home health care, adult day care, assisted living services), but are not residing in a nursing home or receiving hospice care:	You may request only up to 50% of the Maximum Monthly LTC Benefit amount*. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly LTC Benefit amount and during that month you enter a nursing home or start to receive hospice care, you will qualify to receive up to 100% of the Maximum Monthly LTC Benefit amount the following month.

*Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly LTC Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly LTC Benefit amount for assisted living services.
Example: The following is an example of how the Maximum Monthly Growth Benefit amount, Maximum Monthly Level Benefit amount and the Maximum Monthly LTC Benefit are calculated on the fifth contract anniversary with growth of the Contract Value from investment gains of $20,000 and assuming $100,000 Gross Purchase Payments were made prior to 90th day after the contract date.

Acceleration Benefit on fifth contract anniversary:	$100,000
Extension Benefit on fifth contract anniversary:	$200,000
Contract Value on fifth contract anniversary:	$120,000
LTC Guaranteed Amount on fifth contract anniversary steps-up to Contract Value of $120,000:	$120,000
Growth Benefit
($120,000 LTC Guaranteed Amount - $100,000 Acceleration Benefit):	$20,000
Maximum Monthly Level Benefit
($100,000 ÷ 24 months of Acceleration Benefit Duration left):	$4,166.67
Maximum Monthly Growth Benefit
[$20,000 Growth Benefit ÷ (($100,000 Acceleration Benefit + $200,000 Extension Benefit) ÷ $4,166.67 Maximum Monthly Level Benefit)]:	$277.78
Maximum Monthly LTC Benefit ($4,166.67 + $277.78):	$4,444.45
Special Considerations When Determining the Amount of Benefits to Request: If you receive less than the Maximum Monthly Growth Benefit amount, the unused Growth Benefit for that month will not be available for the remainder of that Contract Year. On the next contract anniversary, the remaining Growth Benefit for the prior year will carry over and the Growth Benefit and the Maximum Monthly Growth Benefit amount will be recalculated, and will increase, as stated above. Taking less than the Maximum Monthly Growth Benefit amount will not extend the Acceleration Benefit Duration or Extension Benefit Duration. This calculation is intended to permit you to take your remaining Growth Benefit over the same period you will receive your remaining Acceleration Benefit plus your Extension Benefit. Any Growth Benefit remaining at the end of the Extension Benefit Duration will continue to be available to you as LTC Benefit payments until exhausted, and will not be subject to a monthly maximum limit.
Example: Continuing the prior example if, during the first six months of the Contract Year, you requested that you be paid the entire Maximum Monthly Growth Benefit each month and then for the other six months you requested no Growth Benefit, there will be unused Growth Benefit for that contract year of $1,666.68 ($277.78 Maximum Monthly Growth Benefit x 6 months). On the next contract anniversary, the Maximum Monthly Growth Benefit will increase because there was unused Growth Benefit during the current Contract Year.
Electing to Receive LTC Benefits Before the Fifth Contract Anniversary
As we previously mentioned, we designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the fifth contract anniversary. The LTC Rider is designed to provide the highest amount of monthly LTC Benefits if you wait until after the fifth contract anniversary to receive LTC Benefit payments, though no matter when you start to receive LTC Benefit payments, we promise to pay you the same overall amount of LTC Benefits. The preceding discussion assumed that you do not begin taking LTC Benefit payments before the fifth contract anniversary. However, you have the flexibility to begin taking LTC Benefit payments prior to the fifth contract anniversary if the need arises. This section highlights the impact of taking LTC Benefit payments earlier.
When you purchase the LTC Rider, the LTC Benefit Duration is equal to 252 months and is comprised of 84 months (i.e., 7 years) of Acceleration Benefit Duration plus 168 months (i.e., 14 years) of Extension Benefit Duration. If you have not received LTC Benefits, on each contract anniversary up to the fifth contract anniversary, we will recalculate the LTC Benefit Duration by subtracting 12 months from the Acceleration Benefit Duration and 24 months from the Extension Benefit Duration. This is important because the Acceleration Benefits and the Extension Benefits are paid monthly up to the Maximum Monthly Level Benefit amount and the Maximum Monthly Level Benefit amount is calculated based on the number of months remaining in the Acceleration Benefit Duration or Extension Benefit Duration.
The following chart illustrates how the LTC Benefit Durations decrease each year that you wait to receive LTC Benefit payments up to the fifth contract anniversary. You should refer to this chart and carefully consider the information contained in the chart in order to determine the minimum Acceleration Benefit Duration and the minimum Extension Benefit Duration based on the Contract Year you start to submit requests for LTC Benefits.
LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
1*	84 months	168 months	252 months
2	72 months	144 months	216 months
3	60 months	120 months	180 months

LTC Benefit Duration Chart
Contract Year of First Request for Maximum Level Benefit amounts	Acceleration Benefit Duration	Extension Benefit Duration	Total LTC Benefit Duration
4	48 months	96 months	144 months
5	36 months	72 months	108 months
6+	24 months	48 months	72 months
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period.
When a benefit payment less than the Maximum Monthly Level Benefit amount is made prior to the fifth contract anniversary, we will recalculate your Maximum Monthly Level Benefit amount and it will increase, but we will not extend the Acceleration Benefit Duration. Accordingly, if you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.
Example: The following chart provides an example of how the Maximum Monthly Level Benefit (annualized) increases each year that you wait to start receiving Acceleration Benefit payments up to the fifth contract anniversary. This chart illustrates a Gross Purchase Payment of $100,000, resulting in an Acceleration Benefit of $100,000 as of the Contract Year when you start to receive Acceleration Benefit payments. The example also assumes you have chosen the Level Benefit option and that the Maximum Monthly Level Benefit amount is taken each Contract Year starting at the beginning of the Contract Year and that no withdrawals have been made other than the illustrated LTC Benefit amounts.
Maximum Monthly Level Benefit (annualized) based on when Acceleration Benefit payments begin
LTC Benefit Duration	Contract Year	Acceleration Benefit payments Begin in Year 2	Acceleration Benefit payments Begin in Year 3	Acceleration Benefit payments Begin in Year 4	Benefit payments Begin in Year 5	Acceleration Benefit payments Begin in Year 6
Acceleration Benefit	1*
	2	$16,667
	3	$16,667	$20,000
	4	$16,667	$20,000	$25,000
	5	$16,667	$20,000	$25,000	$33,000
	6	$16,667	$20,000	$25,000	$33,000	$50,000
	7	$16,667	$20,000	$25,000	$33,000	$50,000
Extension Benefits	8	$16,667	$20,000	$25,000	$33,000	$50,000
	9	$16,667	$20,000	$25,000	$33,000	$50,000
	10	$16,667	$20,000	$25,000	$33,000	$50,000
	11	$16,667	$20,000	$25,000	$33,000	$50,000
	12	$16,667	$20,000	$25,000	$33,000
	13	$16,667	$20,000	$25,000	$33,000
	14	$16,667	$20,000	$25,000
	15	$16,667	$20,000	$25,000
	16	$16,667	$20,000
	17	$16,667	$20,000
	18	$16,667
	19	$16,667
*	You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day deductible period. For illustrative purposes, this chart does not include satisfaction of the deductible period.

Example: Continuing the example illustrated by the chart, if you started to receive Acceleration Benefit payments during the third Contract Year, the Maximum Monthly Level Benefit would be calculated as follows:

LTC Guaranteed Amount as of second contract anniversary:	$100,000
Acceleration Benefit (equals LTC Guaranteed Amount):	$100,000
Extension Benefit (2 x Acceleration Benefit):	$200,000
Acceleration Benefit Duration (from LTC Benefit Duration chart):	60 months
Maximum Monthly Level Benefit
($100,000 Acceleration Benefit ÷ 60 months):	$1,666.67 or $20,000 per year
Extension Benefit Duration (from LTC Benefit Duration chart):	120 months
By electing to start receiving Acceleration Benefit payments in the third Contract Year, the Maximum Monthly Level Benefit (annualized) would be $20,000. If the Maximum Monthly Level Benefit were requested and paid out each month, the Acceleration Benefit Duration would be 60 months (5 years) followed by an Extension Benefit Duration of 120 months (10 years). The total available Acceleration and Extension Benefits would still be $300,000 ($100,000 Acceleration Benefit plus $200,000 Extension Benefit). If you waited to start receiving the Acceleration Benefit payments on or after the fifth contract anniversary, the annual benefit would have been $50,000 paid out over the minimum Acceleration and Extension Benefit Durations of 24 and 48 months respectively.
If you are receiving the Maximum Monthly Level Benefit each month, the Maximum Monthly Level Benefit will not change the following Contract Year. If you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the fifth contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.

Example: Continuing the previous example, the following is an example of how the Maximum Monthly Level Benefit amount and the minimum Extension Benefit Duration are recalculated on the third contract anniversary where less than the Maximum Monthly Level Benefit amount has been requested. The example assumes the Level Benefit option has been chosen. The $100,000 LTC Guaranteed Amount as of the second contract anniversary has been reduced by Acceleration Benefit payments of only $10,000 (paid in the third Contract Year) of the available annual amount of $20,000.
LTC Guaranteed Amount as of the third contract anniversary
($100,000 - $10,000 LTC Benefit payment in prior Contract Year):	$90,000
Acceleration Benefit (equals the LTC Guaranteed Amount):	$90,000
Extension Benefit (has not been reduced as no Extension Benefits have been paid):	$200,000
Acceleration Benefit Duration:	48 months
Maximum Monthly Level Benefit
($90,000 Acceleration Benefit ÷ 48 months):	$1,875.00 or $22,500 per year
Extension Benefit Duration
($200,000 Extension Benefit ÷ $1,875 Maximum Monthly Level Benefit):	107 months
The remaining Acceleration Benefit Duration after the third contract anniversary is 48 months. The new Maximum Monthly Level Benefit amount increases to $22,500 (annualized) and the Extension Benefit Duration decreases to 107 months due to receiving less than the Maximum Monthly Level Benefit amount. Only one-half of the Maximum Monthly Level Benefit amount ($937.50) will be available to you if you are not confined to a nursing home or are not receiving hospice care.
On the fifth contract anniversary, we will recalculate the Maximum Monthly Level Benefit amount for the last time and it will not change thereafter unless you make an Excess Withdrawal. If after the fifth contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased; but the Acceleration Benefit Duration or Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.
Withdrawals
You may be able to make withdrawals pursuant to the withdrawal provision of your contract without a reduction to the LTC Benefits if the LTC Guaranteed Amount is less than the Contract Value. Under the LTC Rider, withdrawals are either Conforming Withdrawals or Excess Withdrawals. Conforming Withdrawals will not have any effect on the LTC Benefits and will reduce the Contract Value by the amount of the withdrawal. Excess Withdrawals reduce the LTC Benefits by the same percentage that the Excess Withdrawal reduced the Contract Value. Excess Withdrawals reduce the Contract Value by the amount of the withdrawal. The tax consequences of withdrawals are discussed in the Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Conforming Withdrawal amount, will continue to be subject to any other terms and conditions contained in your contract. See The Contracts—Surrenders and Withdrawals.
Conforming Withdrawals
If available, you may make periodic withdrawals from your Contract Value in amounts less than or equal to the Conforming Withdrawal amount each Contract Year without reducing the LTC Benefits. Conforming Withdrawals may be withdrawn in addition to receiving LTC Benefit payments . Conforming Withdrawals will not reduce the LTC Guaranteed Amount, the Acceleration Benefit, the Extension Benefit, and if elected, the Growth Benefit. If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will not be a Conforming Withdrawal. Moreover, if you elect the Growth Benefit option, any withdrawal will be deemed an Excess Withdrawal unless you are age 76 or older or the maximum LTC Guaranteed Amount limit of $800,000 has been reached and your Contract Value exceeds the maximum LTC Guaranteed Amount on a contract anniversary, in which case you may withdraw an amount up to the Conforming Withdrawal amount for that Contract Year.
Conforming Withdrawal = any withdrawal that does not exceed during a contract year the greater of $0 and (a) minus (b) where:
(a)	equals 5% of the difference of the Contract Value over the LTC Guaranteed Amount as of the most recent contract anniversary (or, prior to the first contract anniversary, the contract date); and
(b)	equals all prior withdrawals in that Contract Year.
Excess Withdrawals
Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Contract Year that exceeds the Conforming Withdrawal amount. Only that portion of the current withdrawal amount that exceeds the Conforming Withdrawal amount will be deemed to be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may be eligible to receive will be the Optional Nonforfeiture Benefit, if elected.
More specifically, Excess Withdrawals reduce various benefits in accordance with the following formula:
•	Multiply the benefit being affected (i.e., the Acceleration Benefit) before the Excess Withdrawal by (1 – the Reduction Percentage due to Excess Withdrawal).
•	The Reduction Percentage due to Excess Withdrawal = Excess Withdrawal ÷ Contract Value before the Excess Withdrawal.
Importantly, this means that the reduction could be more than the dollar amount withdrawn.
Excess Withdrawals will reduce the LTC Guaranteed Amount, Acceleration Benefit, Extension Benefit, Maximum Monthly Level Benefit and any Growth Benefit and Maximum Monthly Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. This means that the reductions in these amounts could be more than the dollar amount withdrawn. In a declining market, Excess Withdrawals may substantially reduce or eliminate the LTC Benefits, the Maximum Monthly Level Benefit, and if elected, Maximum Monthly Growth Benefit.
Example: The following example shows how an Excess Withdrawal, in a declining market, reduces the Acceleration Benefit, LTC Guaranteed Amount, Maximum Monthly Level Benefit, Extension Benefit, Maximum Monthly Growth Benefit and Growth Benefit. The example assumes you have chosen the Growth Benefit option. Since the LTC Guaranteed Amount is greater than the Contract Value, any withdrawal is an Excess Withdrawal and there is no Conforming Withdrawal amount.
LTC Guaranteed Amount:	$320,000
Acceleration Benefit:	$120,000
Extension Benefit:	$240,000
Maximum Monthly Level Benefit:	$5,000
Growth Benefit:	$200,000
Maximum Monthly Growth Benefit:	$2,778
Excess Withdrawal from Contract Value:	$4,000
Contract Value immediately prior to Excess Withdrawal:	$85,000
Reduction Percentage due to Excess Withdrawal
[$4,000 Excess Withdrawal ÷ $85,000 Contract Value]:	4.71%
LTC Guaranteed Amount after Excess Withdrawal
[$320,000 LTC Guaranteed Amount x (1-4.71%)]:	$304,928
Extension Benefit after Excess Withdrawal

[$240,000 x (1-4.71%)]:	$228,696
Maximum Monthly Level Benefit after Excess Withdrawal
[$5,000 Maximum Monthly Level Benefit x (1-4.71%)]:	$4,765
Growth Benefit after Excess Withdrawal [$200,000 Growth Benefit x (1-4.71%)]:	$190,580
Maximum Monthly Growth Benefit after Excess Withdrawal
[$2,778 Maximum Monthly Growth Benefit x (1-4.71%)]:	$2,647
LTC Fixed Account
The LTC Fixed Account is part of the general account, and thus is not insulated from the claims of our general creditors. The LTC Fixed Account is designated to hold an amount equal to the LTC Guaranteed Amount while paying LTC Benefits. The LTC Fixed Account will offer a rate of interest that will be adjusted periodically and is guaranteed to be an effective rate of not less than the minimum guaranteed interest rate stated in your contract on amounts held in the LTC Fixed Account. Contracts issued in certain states may guarantee a higher minimum rate of interest than in other states. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. See Fixed Side of the Contract for more information about the general account.
On the date we make the initial determination that you are eligible to receive LTC Benefits (as described in the “Establishing Benefit Eligibility” section), we will transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) as of that date to the LTC Fixed Account. Amounts transferred to the LTC Fixed Account will no longer have the ability to participate in the performance of the variable Subaccounts. The Contract Value will be transferred proportionately from the variable Subaccounts and the fixed account for use with dollar-cost averaging, if any, in which you are invested. Transfers of Contract Value to the LTC Fixed Account may reduce the Contract Value in the Subaccounts to zero. Acceleration Benefit payments and Growth Benefit payments (if elected) will first be deducted from the LTC Fixed Account. LTC Charges will be deducted proportionally from the LTC Fixed Account, the fixed account for use with dollar-cost averaging and the Subaccounts.
On the contract anniversary that follows the initial determination of eligibility to receive LTC Benefits and on each contract anniversary that follows, we will transfer Contract Value to and from the LTC Fixed Account, the Subaccounts and any other fixed account. The amount of Contract Value that will be transferred into the LTC Fixed Account will be equal to the difference, if any, between the LTC Guaranteed Amount and the Contract Value that is in the LTC Fixed Account. This may result in the entire Contract Value being allocated to the LTC Fixed Account. If the Contract Value in the LTC Fixed Account exceeds the LTC Guaranteed Amount, we will move Contract Value equal to the difference between the Contract Value and the LTC Guaranteed Amount from the LTC Fixed Account to the Subaccounts according to your instructions for future allocations.
If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. This transfer will be made under a twelve-month dollar-cost averaging service. See The Contracts – Additional Services for more details on dollar-cost averaging. If, after you stop receiving LTC Benefits and then at a later date recommence receiving benefits, sufficient Contract Value will be transferred back to the LTC Fixed Account so that the balance in the LTC Fixed Account equals the LTC Guaranteed Amount.
Termination
Termination Events
The LTC Rider will terminate under any of the following circumstances:
•	termination of the contract;
•	upon written request to terminate the LTC Rider after the third contract anniversary (you may not request to terminate the LTC Rider prior to the third contract anniversary);
•	you elect to receive Annuity Payouts under any of the Annuity Payout options available under the contract, including but not limited to electing i4LIFE® Advantage (with or without the Guaranteed Income Benefit);
•	on the date the Contractowner is changed due to death or divorce;
•	upon the death of the Covered Life;
•	45 days after the contract date if a signed duplicate copy of the contract amendment issued with the LTC Rider is not returned to Lincoln Life;
•	an Excess Withdrawal reduces the Contract Value to zero;
•	all LTC Benefits are reduced to zero;
•	you terminate the LTC Rider under either Nonforfeiture Benefit provision;
•	within the first six months following the contract date we determine that you made a misrepresentation in the application or contract amendment that was material to the issuance of the rider we may void or terminate the rider;

•	after the first six months but prior to the end of the first 24 months after the contract date we determine that you made a misrepresentation that was material to both the issuance of the rider and a claim for LTC Benefits we may void or terminate the rider; or
•	after 24 months from the contract date if we determine that you knowingly or intentionally misrepresented relevant facts relating to your health the LTC Rider may be voided or terminated by us.
Upon termination of the LTC Rider, the LTC Benefits (except benefits provided under either Nonforfeiture Benefit provision) and LTC Charge will terminate and a proportional amount of the LTC Charge will be deducted. Contract Value in the LTC Fixed Account will be transferred to the Subaccounts according to your future Subaccount allocation instructions. The termination will not result in any increase to the Contract Value to equal the LTC Guaranteed Amount.
Nonforfeiture Benefit
The LTC Rider provides a nonforfeiture benefit (“Nonforfeiture Benefit”) if you terminate the LTC Rider in certain circumstances (described below). The Nonforfeiture Benefit provides a reduced long-term care insurance benefit.
•	There is a Nonforfeiture Benefit called the Contingent Nonforfeiture Benefit, provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
•	You may also choose to add an enhanced Nonforfeiture Benefit, called the Optional Nonforfeiture Benefit, for an additional charge, that pays a reduced long-term care insurance benefit. It is “enhanced” because you may terminate the LTC Rider for any reason after three years, rather than just if there is a specified increase of the charge for the Extension Benefit and/or the Optional Nonforfeiture Benefit.
Once either Nonforfeiture Benefit is in effect, the LTC Charges will terminate. You should be aware that the Nonforfeiture Benefit provision provides only a limited amount of LTC Benefits. Moreover, the LTC Benefits provided by the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit are equivalent; (this amount is hereinafter referred to as the “Nonforfeiture Benefit Amount”) the important difference between the two are the conditions under which they will be paid. These conditions are described below. The Nonforfeiture Benefit Amount is the greater of:
•	one month’s Maximum Monthly Level Benefit in effect on the date that the LTC Rider is terminated; or
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the LTC Rider is terminated.
In the state of California, the Nonforfeiture Benefit amount is the greater of:
•	the Maximum Monthly Level Benefit in effect on the date the Contractowner fully surrendered or annuitized the contract, multiplied by either;
•	1, if the contract is fully surrendered or annuitized prior to the tenth rider date anniversary; or
•	2, if the contract is fully surrendered or annuitized on or after the tenth rider date anniversary.
•	an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the Contractowner fully surrendered or annuitized the contract.
Payments of the Nonforfeiture Benefit Amount are made only after the seventh contract anniversary (after the third anniversary in the state of Texas) and after the conditions set forth below are met. Payment of the Nonforfeiture Benefit Amount is subject to the benefit eligibility and deductible period requirements described in the Establishing Benefit Eligibility section. Nonforfeiture Benefit Amount payments must be requested as described in the Requesting LTC Benefits section. Nonforfeiture Benefit Amount payments will be payable monthly up to the Maximum Monthly Level Benefit amount in effect on the date that the LTC Rider is terminated.
Once the Nonforfeiture Benefit provision is effective, it will remain effective until the earlier of the death of the Covered Life or the date the total Nonforfeiture Benefit Amounts have been fully paid out. Upon the death of the Covered Life, the Nonforfeiture Benefit terminates. The Nonforfeiture Benefit Amount will not exceed the remaining amount of Extension Benefits that would have been paid if the LTC Rider had remained in force.
Contingent Nonforfeiture Benefit. The Contingent Nonforfeiture Benefit is provided at no charge on all LTC Riders. The Contingent Nonforfeiture Benefit will pay you the Nonforfeiture Benefit Amount if both of the following conditions are met:
•	the sum of the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, has increased by more than a specified percentage over the initial charge; and
•	you surrender your contract or elect to terminate the LTC Rider within 120 days after the Extension Benefit Charge rate and/or Optional Nonforfeiture Benefit Charge rate, if elected, is increased.
The specified percentage of change to the sum of the Extension Benefit Charge rate and/or the Optional Nonforfeiture Benefit Charge rate that will trigger the availability of Contingent Nonforfeiture Benefit is determined by your age as of the contract date. The specified percentages are as follows:

Age on Contract Date	Percent Over Initial Charge	Age	Percent Over Initial Charge
45 – 49	130%	66	48%
50 – 54	110%	67	46%
55 – 59	90%	68	44%
60	70%	69	42%
61	66%	70	40%
62	62%	71	38%
63	58%	72	36%
64	54%	73	34%
65	50%	74	32%
Optional Nonforfeiture Benefit. As noted, for an additional charge, you may purchase the Optional Nonforfeiture Benefit. The Optional Nonforfeiture Benefit provides for payment of the Nonforfeiture Benefit Amount under the following conditions:
•	you surrender the contract at least three years after the contract date; or
•	you submit a written request to terminate the LTC Rider at least three years after the contract date; or
•	you elect to receive annuity payments under any Annuity Payout option available in the contract or any other annuity settlement option we make available and commencing prior to the contract’s maturity date and at least three years after the contract date.
If you purchase the Optional Nonforfeiture Benefit and terminate the LTC Rider under conditions applicable under either the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit, only the one applicable Nonforfeiture Benefit will be payable. The Optional Nonforfeiture provision may not be purchased after the LTC Rider is issued.
General Provisions
Death Benefits
The LTC Rider has no provision for Death Benefits, other than the Death Benefit provision in the underlying contract. The LTC Rider terminates upon death of the Covered Life and the LTC Benefits, including the LTC Guaranteed Amount, will not be payable under any Death Benefit option. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the “Death Benefit” section of the prospectus) will be in effect. If a Contractowner who had been receiving LTC Benefit payments dies while the contract is in effect, we reserve the right to withhold a portion of any Death Benefits that would otherwise be payable until we have verified that we have received all requests for LTC Benefits. Death Benefit distributions in accordance with Code section 72(s) or 401(a) (9) will not be made later than five years from the date of the Contractowner’s death.
The Guarantee of Principal Death Benefit and Enhanced Guaranteed Minimum Death Benefit both calculate Death Benefit amounts by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value. For purposes of calculating Death Benefits under those contracts, Acceleration Benefit payments and Growth Benefit payments, as well as Conforming and Excess Withdrawals, are considered withdrawals that reduce the amount of the Death Benefit. See The Contracts – Death Benefits.
Investment Requirements
By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You will be subject to Investment Requirements. See The Contracts – Investment Requirements for a description of these investment restrictions. The Investment Requirements will apply to your entire Contract Value. No Purchase Payments can be directly invested in the LTC Fixed Account.
Federal Taxation
Qualified Long-Term Care Insurance Contract. The LTC Rider is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Internal Revenue Code. As described above, the LTC Charge is deducted from the Contract Value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the Contract Value to pay LTC Charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce the Contractowners basis in the contract. The deductions from the Contract Value will reduce the Contract Value, but not below zero.
Federal Income Tax Treatment of Benefits under the LTC Rider. The LTC Benefits provided under the LTC Rider are treated as provided under a “Qualified Long-Term Care Insurance Contract,” as that term is defined under section 7702B(b) of the Internal Revenue Code. This discussion outlines our understanding of the federal income tax treatment of the LTC Benefits, as well as how the LTC Benefit payments will be reported to you. However, you should always consult a tax advisor about the application of tax rules to your individual situation.

Benefits that you receive under a Qualified Long-Term Care Insurance Contract will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for Covered Services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce the Contractowner’s basis in the contract. These payments may also reduce the basis in your annuity contract.
If the LTC Benefits that you receive exceed the benefit limits outlined above, the amount of the excess benefits may represent taxable income to you. If you are under age 59½ at the time of the payment of excess benefits, an additional 10% “penalty tax” may apply.
If the Maximum Monthly LTC Benefit amount, if applicable, exceeds the limits under IRS rules (currently $370.00 per day or $135,050 annually for 2019), amounts received by you in excess of the IRS limit may be excludable from ordinary income to the extent that you have actually incurred long-term care expenses of that amount. You should take into account the IRS limit when selecting the amount of monthly LTC Benefit you would like to receive. We recommend that you discuss the tax implications of receiving benefits in excess of the IRS limit with a tax advisor.
Maturity Date
When you purchase the LTC Rider, the maturity date set forth in your contract will be the Annuitant’s 99th birthday. The maturity date is the date when you must choose an Annuity Payout option and annuitize your contract. Except as set forth below, annuitization of your contract will terminate the LTC Rider.
If you are receiving LTC Benefit payments under this LTC Rider at the maturity date (when you reach age 99), we will extend the maturity date and continue to provide LTC Benefit payments, subject to the terms and conditions of the LTC Rider. If you decide to elect an Annuity Payout option and annuitize your Contract Value, the LTC Rider will terminate.
If you are not receiving LTC Benefit payments at the maturity date and you have a Contract Value, you will need to elect an Annuity Payout option available under your contract. This will terminate the Acceleration and Growth Benefits (that would have been paid from your Contract Value) and also the LTC Charge. However, the Extension Benefit, if any, will continue on your contract.
If LTC Benefit payments end after you reach age 99 and you still have value in your contract, you must elect an Annuity Payout option within 90 days after the last LTC Benefit payment is made. This will terminate the LTC Rider. An exception to this occurs if LTC Benefit payments stop after age 99 because you are not currently eligible to receive benefits (for example, you are no longer receiving LTC Services). In this situation, the Acceleration and Growth Benefits that would have been paid from your Contract Value will terminate as well as the LTC Charge. Any Extension Benefit will remain in effect to provide payments in the event of future eligibility for LTC Benefits.
Any LTC Benefit paid after age 99 will be paid in the same manner as any LTC Benefit previously described in this discussion, including, but not limited to, eligibility, deductible period and maximum monthly limits.
Misstatement of Age or Sex
If your age or sex has been misstated, we will adjust the LTC Charges to the amounts that would have applied based on your correct age or sex. If the LTC Rider would not have been issued at the correct age and sex, it will be cancelled and we will refund to you all LTC Charges paid minus the amount of LTC Benefits that have been paid.
LTC Rider Return Privilege
You may cancel the LTC Rider within 30 days of your receipt of the LTC Rider for any reason by delivering or mailing the LTC Rider, postage prepaid, to the Home Office at PO Box 7866, 1300 Clinton Street, Fort Wayne, IN 46802-7866. A LTC Rider cancelled under this provision will be void and any LTC Charges assessed will be refunded. Cancellation of the LTC Rider under this provision will not result in cancellation of the contract.
Monthly Statements
In addition to the quarterly variable annuity statement, we will send you a monthly statement once you begin receiving LTC Benefit payments detailing the amount of LTC Benefits that have been paid and remaining available LTC Benefits. The monthly statement will only be sent to you for those months that you received an LTC Benefit. The statement will also show the impact of such LTC Benefit payments on your Contract Value and Death Benefit, if any. See General Provisions – Death Benefits for a description of the impact of the LTC Rider on Death Benefits.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 , Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage or Lincoln IRA Income PlusSM may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Net Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Net Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Net Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Gross Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Net Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Net Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.

•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Net Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Net Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Net Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Net Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Gross Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Gross Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);

•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. If the Lincoln Long-Term CareSM Advantage rider was in effect prior to your surrender, it will not be reinstated, and Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 5.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 5.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 5.25% of Purchase Payments, plus 0.35% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.60% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.

Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Deductions For Lincoln Long-Term CareSM Advantage Rider Charges
The Lincoln Long-Term CareSM Advantage rider (“LTC Rider”) is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Code. As previously described in this prospectus, the LTC Rider charge is deducted from the contract value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the contract value to pay LTC Rider charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce your basis in the contract. The deductions from the contract value will reduce the contract value, but not below zero.
Taxation Of Amounts Paid As Long-Term Care Benefits
If your contract includes the LTC Rider (discussed in greater detail in the LTC Rider section), distributions from your contract that are made under the terms of the LTC Rider will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for covered services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce your basis in the contract. These payments may also reduce the basis in your annuity contract.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Gross Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,

•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)

•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Gross Purchase Payment(s) or Contract Value as of the Valuation Date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Gross Purchase Payments or Contract Value as of the Valuation Date.

State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Special Arrangements
At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (A Share).
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased prior to November 15, 2010 and fee-based contracts purchased prior to June 30, 2010 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2009	N/A	N/A	N/A	6.907	9.378	1*	6.199	9.422	14	6.211	9.449	1*
2010	N/A	N/A	N/A	9.378	11.021	9	9.422	11.089	37	9.449	11.132	1*
2011	N/A	N/A	N/A	11.021	8.366	11	11.089	8.430	38	11.132	8.471	1*
2012	N/A	N/A	N/A	8.366	9.389	10	8.430	9.475	35	8.471	9.530	1*
2013	N/A	N/A	N/A	9.389	11.438	10	9.475	11.560	34	9.530	11.639	1*
2014	N/A	N/A	N/A	11.438	11.880	11	11.560	12.025	28	11.639	12.120	1*
2015	N/A	N/A	N/A	11.880	12.085	10	12.025	12.251	31	12.120	12.360	1*
2016	N/A	N/A	N/A	12.085	11.872	10	12.251	12.053	27	12.360	12.172	1*
2017	N/A	N/A	N/A	11.872	16.036	10	12.053	16.306	23	12.172	16.483	1*
2018	N/A	N/A	N/A	16.036	14.306	10	16.306	14.568	20	16.483	14.743	1*
AB VPS Growth and Income(1)
2008	10.525	6.743	4	9.749	6.262	114	10.336	6.282	398	9.230	6.295	28
2009	6.743	8.026	5	6.262	7.469	263	6.282	7.504	1051	6.295	7.527	29
2010	8.026	8.954	5	7.469	8.349	329	7.504	8.401	1330	7.527	8.436	27
2011	8.954	9.394	5	8.349	8.777	352	8.401	8.844	1,190	8.436	8.890	26
2012	9.394	10.894	5	8.777	10.198	338	8.844	10.292	1,091	8.890	10.355	23
2013	10.894	12.758	4	10.198	11.953	314	10.292	12.070	1,007	10.355	12.148	33
AB VPS International Value(2)
2008	10.519	5.447	13	10.855	5.190	361	10.712	5.206	1234	10.886	5.218	100
2009	5.447	7.238	28	5.190	6.911	1,398	5.206	6.943	4196	5.218	6.965	147
2010	7.238	7.467	46	6.911	7.143	2,978	6.943	7.187	8615	6.965	7.217	200
2011	7.467	5.949	51	7.143	5.703	3,501	7.187	5.747	10,124	7.217	5.777	221
2012	5.949	6.720	47	5.703	6.454	3,357	5.747	6.514	9,575	5.777	6.554	208
2013	6.720	7.410	44	6.454	7.122	3,144	6.514	7.192	8,893	6.554	7.239	203
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	7.015	9.897	6	6.454	9.125	233	6.475	9.168	945	6.489	9.197	72
2010	9.897	12.392	6	9.125	11.448	264	9.168	11.519	996	9.197	11.567	57
2011	12.392	11.200	6	11.448	10.367	262	11.519	10.447	930	11.567	10.501	57
2012	11.200	13.123	5	10.367	12.172	233	10.447	12.284	819	10.501	12.360	48
2013	13.123	17.864	4	12.172	16.603	211	12.284	16.781	679	12.360	16.901	49
2014	17.864	19.250	4	16.603	17.926	190	16.781	18.145	566	16.901	18.294	34
2015	19.250	17.955	3	17.926	16.754	168	18.145	16.984	498	18.294	17.140	30
2016	17.955	22.161	3	16.754	20.720	145	16.984	21.037	427	17.140	21.251	26
2017	22.161	24.733	3	20.720	23.173	132	21.037	23.563	389	21.251	23.827	22
2018	24.733	20.721	2	23.173	19.453	122	23.563	19.810	356	23.827	20.052	21
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.793	9.928	1*	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	10.261	10.437	3	10.056	10.447	13	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.437	11.753	10	10.447	11.782	29	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.753	11.190	17	11.782	11.234	34	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2008	10.859	10.494	1*	11.078	10.513	37	11.098	10.547	80	11.112	10.569	7
2009	10.494	11.441	2	10.513	11.486	143	10.547	11.540	520	10.569	11.576	35
2010	11.441	11.893	1*	11.486	11.963	387	11.540	12.037	1,007	11.576	12.087	68
2011	11.893	13.145	3	11.963	13.248	375	12.037	13.351	964	12.087	13.419	42
2012	13.145	13.961	3	13.248	14.100	362	13.351	14.230	918	13.419	14.317	41
2013	13.961	13.687	3	14.100	13.833	374	14.230	13.968	914	14.317	14.059	42
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Growth Fund - Class 2
2009	7.610	10.711	32	7.174	10.117	631	7.196	10.164	1,486	7.212	10.196	82
2010	10.711	11.838	32	10.117	11.204	1,050	10.164	11.273	2,057	10.196	11.320	85
2011	11.838	10.668	28	11.204	10.117	1,008	11.273	10.195	2,032	11.320	10.247	69
2012	10.668	12.932	27	10.117	12.288	881	10.195	12.402	1,824	10.247	12.478	62
2013	12.932	16.523	28	12.288	15.732	761	12.402	15.900	1,598	12.478	16.014	58
2014	16.523	16.720	26	15.732	15.951	695	15.900	16.147	1413	16.014	16.278	54
2015	16.720	17.684	26	15.951	16.905	622	16.147	17.138	1177	16.278	17.295	61
2016	17.684	17.599	26	16.905	16.858	584	17.138	17.115	1097	17.295	17.289	56
2017	17.599	22.885	25	16.858	21.964	498	17.115	22.333	943	17.289	22.583	50
2018	22.885	20.588	25	21.964	19.799	472	22.333	20.162	876	22.583	20.408	49
American Funds Global Small Capitalization Fund - Class 2
2009	6.293	10.040	23	5.760	9.207	1,281	5.778	9.250	3,592	5.790	9.279	126
2010	10.040	12.156	30	9.207	11.169	2,385	9.250	11.239	6,389	9.279	11.285	177
2011	12.156	9.721	33	11.169	8.950	2,818	11.239	9.019	7,638	11.285	9.066	197
2012	9.721	11.363	31	8.950	10.482	2,632	9.019	10.579	6,967	9.066	10.644	181
2013	11.363	14.416	25	10.482	13.326	2,278	10.579	13.469	5,912	10.644	13.566	156
2014	14.416	14.561	24	13.326	13.487	2167	13.469	13.652	5321	13.566	13.764	151
2015	14.561	14.440	21	13.487	13.402	1991	13.652	13.586	4629	13.764	13.711	138
2016	14.440	14.582	20	13.402	13.560	1888	13.586	13.768	4336	13.711	13.908	128
2017	14.582	18.157	19	13.560	16.919	1642	13.768	17.203	3638	13.908	17.396	113
2018	18.157	16.064	17	16.919	14.999	1548	17.203	15.274	3346	17.396	15.460	109
American Funds Growth Fund - Class 2
2009	6.595	9.093	54	6.224	8.599	1,961	6.244	8.639	6,476	6.257	8.666	238
2010	9.093	10.674	60	8.599	10.114	2,632	8.639	10.177	8,411	8.666	10.219	274
2011	10.674	10.106	55	10.114	9.595	2,492	10.177	9.669	7,958	10.219	9.718	240
2012	10.106	11.784	53	9.595	11.210	2,235	9.669	11.313	7,158	9.718	11.383	203
2013	11.784	15.163	50	11.210	14.454	1,989	11.313	14.609	6,056	11.383	14.713	189
2014	15.163	16.273	43	14.454	15.543	1845	14.609	15.733	5193	14.713	15.862	152
2015	16.273	17.199	42	15.543	16.460	1649	15.733	16.687	4250	15.862	16.840	152
2016	17.199	18.625	40	16.460	17.860	1502	16.687	18.133	3793	16.840	18.318	123
2017	18.625	23.633	38	17.860	22.708	1276	18.133	23.090	3151	18.318	23.348	115
2018	23.633	23.316	34	22.708	22.449	1135	23.090	22.861	2713	23.348	23.139	111
American Funds Growth-Income Fund - Class 2
2009	6.955	9.028	132	6.442	8.378	5,703	6.462	8.417	16,766	6.476	8.444	718
2010	9.028	9.950	159	8.378	9.252	8,430	8.417	9.309	24,792	8.444	9.347	843
2011	9.950	9.661	156	9.252	9.001	8,435	9.309	9.070	24,582	9.347	9.117	810
2012	9.661	11.226	147	9.001	10.480	7,712	9.070	10.576	22,232	9.117	10.641	691
2013	11.226	14.822	131	10.480	13.866	6,748	10.576	14.014	18,791	10.641	14.114	611
2014	14.822	16.219	118	13.866	15.203	5979	14.014	15.389	15445	14.114	15.514	555
2015	16.219	16.275	107	15.203	15.286	5481	15.389	15.496	13179	15.514	15.638	524
2016	16.275	17.952	97	15.286	16.894	4929	15.496	17.152	11601	15.638	17.326	454
2017	17.952	21.729	92	16.894	20.490	4324	17.152	20.834	9780	17.326	21.067	411
2018	21.729	21.108	82	20.490	19.944	3813	20.834	20.309	8387	21.067	20.557	380
American Funds International Fund - Class 2
2009	7.288	10.314	27	7.132	10.113	668	7.155	10.160	1,482	7.170	10.192	113
2010	10.314	10.939	28	10.113	10.747	1,041	10.160	10.814	2,339	10.192	10.858	134
2011	10.939	9.308	26	10.747	9.163	1,134	10.814	9.234	2,770	10.858	9.281	152
2012	9.308	10.855	31	9.163	10.707	1,105	9.234	10.806	2,819	9.281	10.872	138
2013	10.855	13.059	30	10.707	12.907	1,084	10.806	13.046	2,926	10.872	13.139	141
2014	13.059	12.573	29	12.907	12.452	1073	13.046	12.605	2806	13.139	12.707	152
2015	12.573	11.873	29	12.452	11.782	1035	12.605	11.944	2598	12.707	12.054	155
2016	11.873	12.158	26	11.782	12.089	972	11.944	12.274	2471	12.054	12.399	143
2017	12.158	15.890	25	12.089	15.832	824	12.274	16.098	2033	12.399	16.278	124
2018	15.890	13.652	23	15.832	13.630	777	16.098	13.879	1930	16.278	14.049	113

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2009	N/A	N/A	N/A	10.761	11.623	50	10.708	11.634	166	10.442	11.641	10
2010	11.609	12.602	1*	11.623	12.643	308	11.634	12.674	955	11.641	12.694	26
2011	12.602	12.011	1*	12.643	12.074	400	12.674	12.121	1,279	12.694	12.153	19
2012	12.011	13.063	1*	12.074	13.158	409	12.121	13.230	1,240	12.153	13.278	33
2013	13.063	14.783	1*	13.158	14.920	385	13.230	15.024	1,162	13.278	15.093	36
2014	14.783	14.904	1*	14.920	15.073	338	15.024	15.200	1039	15.093	15.285	32
2015	14.904	14.593	1*	15.073	14.788	315	15.200	14.935	966	15.285	15.034	28
2016	14.593	14.983	1*	14.788	15.213	285	14.935	15.388	901	15.034	15.505	19
2017	14.983	16.844	1*	15.213	17.144	275	15.388	17.367	810	15.505	17.516	13
2018	16.844	15.397	1*	17.144	15.702	257	17.367	15.930	747	17.516	16.084	13
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.342	10.590	2	10.000	10.600	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.590	10.704	1*	10.600	10.729	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.704	11.574	1*	10.729	11.620	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.574	12.910	3	11.620	12.980	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.910	11.157	11	12.980	11.234	6	13.476	11.289	1*
Delaware VIP® Diversified Income Series - Service Class
2009	10.344	12.959	5	10.127	12.712	695	10.159	12.770	2,247	10.180	12.810	101
2010	12.959	13.825	15	12.712	13.589	1,909	12.770	13.672	5,459	12.810	13.728	159
2011	13.825	14.515	15	13.589	14.296	1,987	13.672	14.405	5,749	13.728	14.479	164
2012	14.515	15.344	14	14.296	15.142	1,970	14.405	15.280	5,714	14.479	15.374	172
2013	15.344	14.960	15	15.142	14.793	2,088	15.280	14.951	5,866	15.374	15.057	160
2014	14.960	15.534	14	14.793	15.391	1993	14.951	15.578	5219	15.057	15.705	181
2015	15.534	15.158	14	15.391	15.049	1895	15.578	15.255	4763	15.705	15.394	172
2016	15.158	15.484	13	15.049	15.404	1852	15.255	15.638	4434	15.394	15.797	180
2017	15.484	16.061	14	15.404	16.012	1876	15.638	16.281	4452	15.797	16.462	171
2018	16.061	15.522	13	16.012	15.506	1732	16.281	15.789	4129	16.462	15.982	153
Delaware VIP® Emerging Markets Series - Service Class
2009	5.754	10.111	1*	5.773	10.165	61	5.787	10.205	175	5.796	10.232	16
2010	10.111	11.821	3	10.165	11.909	207	10.205	11.973	594	10.232	12.017	34
2011	11.821	9.353	3	11.909	9.441	262	11.973	9.507	733	12.017	9.551	40
2012	9.353	10.564	3	9.441	10.684	228	9.507	10.775	694	9.551	10.835	40
2013	10.564	11.478	2	10.684	11.632	212	10.775	11.748	652	10.835	11.826	42
2014	11.478	10.414	2	11.632	10.576	212	11.748	10.697	639	11.826	10.779	35
2015	10.414	8.778	3	10.576	8.932	218	10.697	9.048	664	10.779	9.127	27
2016	8.778	9.870	1*	8.932	10.063	193	9.048	10.209	590	9.127	10.308	28
2017	9.870	13.688	1*	10.063	13.985	162	10.209	14.209	488	10.308	14.361	26
2018	13.688	11.368	1*	13.985	11.638	159	14.209	11.843	492	14.361	11.981	22
Delaware VIP® High Yield Series - Service Class
2009	8.017	11.787	2	7.741	11.405	74	7.766	11.458	229	7.782	11.494	18
2010	11.787	13.397	1*	11.405	12.988	110	11.458	13.068	296	11.494	13.122	17
2011	13.397	13.559	1*	12.988	13.171	110	13.068	13.273	292	13.122	13.341	14
2012	13.559	15.738	1*	13.171	15.319	108	13.273	15.460	260	13.341	15.554	22
2013	15.738	16.963	1*	15.319	16.544	107	15.460	16.722	271	15.554	16.841	22
2014	16.963	16.688	1*	16.544	16.308	97	16.722	16.508	219	16.841	16.642	20
2015	16.688	15.371	2	16.308	15.051	90	16.508	15.258	190	16.642	15.398	25
2016	15.371	17.165	2	15.051	16.842	82	15.258	17.100	167	15.398	17.273	21
2017	17.165	18.210	2	16.842	17.903	76	17.100	18.204	158	17.273	18.407	26
2018	18.210	17.153	2	17.903	16.898	69	18.204	17.208	138	18.407	17.417	16

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2009	10.273	11.440	35	10.210	11.392	2,362	10.242	11.445	6,643	10.264	11.481	284
2010	11.440	11.801	64	11.392	11.775	5,484	11.445	11.848	15,308	11.481	11.896	347
2011	11.801	11.970	63	11.775	11.966	5,763	11.848	12.060	16,300	11.896	12.121	341
2012	11.970	12.138	65	11.966	12.160	5,829	12.060	12.272	16,485	12.121	12.347	361
2013	12.138	11.846	66	12.160	11.891	6,254	12.272	12.018	17,558	12.347	12.104	367
2014	11.846	11.885	64	11.891	11.955	6122	12.018	12.101	16044	12.104	12.199	376
2015	11.885	11.829	59	11.955	11.922	5791	12.101	12.086	14344	12.199	12.196	328
2016	11.829	11.903	57	11.922	12.020	5535	12.086	12.204	13386	12.196	12.327	324
2017	11.903	11.998	59	12.020	12.140	5532	12.204	12.345	13188	12.327	12.482	318
2018	11.998	11.873	50	12.140	12.038	5060	12.345	12.259	11829	12.482	12.408	330
Delaware VIP® REIT Series - Service Class
2009	N/A	N/A	N/A	5.800	6.744	6	5.823	6.776	15	6.245	6.797	1*
2010	7.560	9.467	1*	6.744	8.462	34	6.776	8.515	75	6.797	8.550	1*
2011	9.467	10.358	5	8.462	9.277	47	8.515	9.348	100	8.550	9.397	2
2012	10.358	11.946	5	9.277	10.721	37	9.348	10.820	104	9.397	10.887	2
2013	11.946	12.042	5	10.721	10.829	45	10.820	10.945	124	10.887	11.024	2
2014	12.042	15.379	5	10.829	13.857	38	10.945	14.027	93	11.024	14.142	5
2015	15.379	15.747	5	13.857	14.217	35	14.027	14.413	78	14.142	14.545	1*
2016	15.747	16.449	5	14.217	14.881	33	14.413	15.108	74	14.545	15.262	1*
2017	16.449	16.475	5	14.881	14.934	33	15.108	15.185	73	15.262	15.355	1*
2018	16.475	15.070	5	14.934	13.688	31	15.185	13.939	65	15.355	14.109	1*
Delaware VIP® Small Cap Value Series - Service Class
2009	N/A	N/A	N/A	6.904	9.002	25	6.909	9.022	150	6.913	9.037	1*
2010	8.974	11.709	2	9.002	11.769	141	9.022	11.813	434	9.037	11.844	4
2011	11.709	11.397	2	11.769	11.478	147	11.813	11.538	468	11.844	11.580	5
2012	11.397	12.809	2	11.478	12.926	117	11.538	13.014	421	11.580	13.073	5
2013	12.809	16.871	2	12.926	17.059	100	13.014	17.201	359	13.073	17.297	4
2014	16.871	17.624	2	17.059	17.856	98	17.201	18.031	322	17.297	18.150	3
2015	17.624	16.305	2	17.856	16.552	91	18.031	16.740	279	18.150	16.867	3
2016	16.305	21.140	1*	16.552	21.503	78	16.740	21.780	240	16.867	21.968	4
2017	21.140	23.361	1*	21.503	23.816	71	21.780	24.159	220	21.968	24.391	3
2018	23.361	19.191	1*	23.816	19.604	71	24.159	19.915	204	24.391	20.127	4
Delaware VIP® Smid Cap Core Series - Service Class(4)
2009	N/A	N/A	N/A	5.618	8.594	3	5.635	8.634	9	5.647	8.662	7
2010	N/A	N/A	N/A	10.275	11.642	11	10.335	11.714	17	10.376	11.763	6
2011	N/A	N/A	N/A	11.642	12.450	24	11.714	12.545	37	11.763	12.610	8
2012	15.416	15.501	1*	12.450	13.660	28	12.545	13.785	39	12.610	13.870	8
2013	N/A	N/A	N/A	13.660	19.084	29	13.785	19.288	39	13.870	19.427	7
2014	N/A	N/A	N/A	19.084	19.456	23	19.288	19.693	33	19.427	19.855	5
2015	23.335	23.340	1*	19.456	20.691	23	19.693	20.975	33	19.855	21.168	2
2016	23.340	24.935	1*	20.691	22.149	24	20.975	22.487	37	21.168	22.717	2
2017	24.935	29.191	1*	22.149	25.986	23	22.487	26.422	38	22.717	26.718	4
2018	29.191	25.291	1*	25.986	22.559	19	26.422	22.972	50	26.718	23.253	4
Delaware VIP® U.S. Growth Series - Service Class
2009	6.845	9.677	6	6.300	8.925	684	6.320	8.967	1,947	6.334	8.995	45
2010	9.677	10.867	20	8.925	10.043	1,889	8.967	10.105	5,324	8.995	10.147	105
2011	10.867	11.555	20	10.043	10.700	1,987	10.105	10.782	5,604	10.147	10.838	119
2012	11.555	13.251	18	10.700	12.296	1,810	10.782	12.409	5,015	10.838	12.485	106
2013	13.251	17.621	15	12.296	16.383	1,586	12.409	16.559	4,296	12.485	16.677	91
2014	17.621	19.604	13	16.383	18.263	1396	16.559	18.487	3550	16.677	18.638	84
2015	19.604	20.374	12	18.263	19.019	1246	18.487	19.281	3019	18.638	19.457	66
2016	20.374	19.044	12	19.019	17.813	1229	19.281	18.085	2923	19.457	18.269	62
2017	19.044	24.130	11	17.813	22.615	1049	18.085	22.995	2418	18.269	23.252	54
2018	24.130	23.080	9	22.615	21.674	939	22.995	22.071	2093	23.252	22.340	48

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Value Series - Service Class
2009	N/A	N/A	N/A	6.487	7.563	19	6.507	7.599	55	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.563	8.644	21	7.599	8.698	105	7.622	8.734	40
2011	N/A	N/A	N/A	8.644	9.360	39	8.698	9.432	142	8.734	9.480	15
2012	N/A	N/A	N/A	9.360	10.615	34	9.432	10.713	134	9.480	10.779	18
2013	N/A	N/A	N/A	10.615	14.031	37	10.713	14.182	129	10.779	14.283	22
2014	N/A	N/A	N/A	14.031	15.811	38	14.182	16.004	100	14.283	16.134	24
2015	16.558	16.661	1*	15.811	15.569	36	16.004	15.783	110	16.134	15.927	22
2016	16.661	18.839	1*	15.569	17.639	42	15.783	17.908	111	15.927	18.090	24
2017	18.839	21.155	1*	17.639	19.847	36	17.908	20.180	95	18.090	20.406	12
2018	21.155	20.296	1*	19.847	19.079	36	20.180	19.429	101	20.406	19.665	12
DWS Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.341	11.554	1*
2010	N/A	N/A	N/A	11.536	12.821	3	11.547	12.853	7	11.554	12.874	2
2011	N/A	N/A	N/A	12.821	12.311	10	12.853	12.359	16	12.874	12.392	2
2012	N/A	N/A	N/A	12.311	13.343	7	12.359	13.416	22	12.392	13.464	2
2013	N/A	N/A	N/A	13.343	13.322	5	13.416	13.415	24	13.464	13.477	3
2014	N/A	N/A	N/A	13.322	13.630	1*	13.415	13.746	26	13.477	13.823	3
2015	12.946	12.459	1*	13.630	12.625	4	13.746	12.751	25	13.823	12.835	3
2016	12.459	12.937	1*	12.625	13.136	4	12.751	13.287	21	12.835	13.388	3
2017	12.937	13.693	1*	13.136	13.930	4	13.287	14.112	18	13.388	14.234	3
2018	13.693	12.277	1*	13.930	12.515	4	14.112	12.697	17	14.234	12.820	3
Fidelity VIP Overseas(5)
2008	N/A	N/A	N/A	11.064	6.824	13	11.086	6.846	43	11.100	6.860	5
2009	N/A	N/A	N/A	6.824	8.536	27	6.846	8.576	64	6.860	8.603	4
2010	N/A	N/A	N/A	8.536	9.545	52	8.576	9.604	100	8.603	9.643	4
2011	N/A	N/A	N/A	9.545	7.819	55	9.604	7.879	106	9.643	7.920	1*
2012	N/A	N/A	N/A	7.819	9.328	47	7.879	9.414	77	7.920	9.472	1*
2013	N/A	N/A	N/A	9.328	10.439	45	9.414	10.541	69	9.472	10.610	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	7.047	9.442	18	6.635	8.908	1,051	6.656	8.949	3,759	6.670	8.977	254
2010	9.442	10.919	22	8.908	10.322	1,438	8.949	10.386	4,862	8.977	10.429	243
2011	10.919	10.499	22	10.322	9.945	1,420	10.386	10.021	4,548	10.429	10.073	212
2012	10.499	12.060	25	9.945	11.447	1,291	10.021	11.552	4,083	10.073	11.623	198
2013	12.060	15.621	23	11.447	14.856	1,155	11.552	15.015	3,553	11.623	15.122	189
2014	15.621	17.250	22	14.856	16.438	1027	15.015	16.639	2982	15.122	16.775	146
2015	17.250	17.132	17	16.438	16.359	943	16.639	16.584	2594	16.775	16.735	139
2016	17.132	18.255	17	16.359	17.466	877	16.584	17.732	2376	16.735	17.912	119
2017	18.255	21.951	14	17.466	21.046	782	17.732	21.399	2021	17.912	21.638	104
2018	21.951	20.269	13	21.046	19.472	721	21.399	19.829	1813	21.638	20.070	93
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2009	N/A	N/A	N/A	6.471	8.207	15	6.492	8.245	64	N/A	N/A	N/A
2010	8.778	10.754	1*	8.207	10.074	21	8.245	10.137	84	8.269	10.176	6
2011	10.754	10.632	1*	10.074	9.981	24	10.137	10.058	81	10.176	10.107	5
2012	10.632	12.031	1*	9.981	11.316	21	10.058	11.420	76	10.107	11.488	8
2013	12.031	16.183	1*	11.316	15.252	20	11.420	15.416	71	11.488	15.522	8
2014	16.183	17.769	1*	15.252	16.780	20	15.416	16.985	66	15.522	17.120	3
2015	17.769	18.788	1*	16.780	17.778	19	16.985	18.022	54	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.778	17.715	12	18.022	17.986	46	N/A	N/A	N/A
2017	22.418	24.914	1*	17.715	23.671	12	17.986	24.067	41	N/A	N/A	N/A
2018	24.914	24.535	1*	23.671	23.354	11	24.067	23.784	37	25.400	24.068	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	7.186	9.932	5	6.925	9.592	184	6.947	9.637	481	6.962	9.667	62
2010	9.932	12.630	6	9.592	12.222	436	9.637	12.297	1,006	9.667	12.348	72
2011	12.630	11.136	7	12.222	10.798	467	12.297	10.881	1,107	12.348	10.937	63
2012	11.136	12.619	7	10.798	12.259	426	10.881	12.372	1,011	10.937	12.448	54
2013	12.619	16.957	7	12.259	16.507	405	12.372	16.685	898	12.448	16.804	49
2014	16.957	17.783	5	16.507	17.346	367	16.685	17.559	808	16.804	17.702	40
2015	17.783	17.302	4	17.346	16.911	345	17.559	17.144	710	17.702	17.301	38
2016	17.302	19.154	4	16.911	18.758	311	17.144	19.044	651	17.301	19.238	32
2017	19.154	22.833	4	18.758	22.407	281	19.044	22.784	578	19.238	23.039	28
2018	22.833	19.247	4	22.407	18.926	258	22.784	19.273	518	23.039	19.508	21
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.445	11.680	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.680	11.023	4	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2009	7.659	10.271	25	7.309	9.821	1,190	7.332	9.867	3,494	7.347	9.898	144
2010	10.271	11.446	26	9.821	10.967	1,531	9.867	11.035	4,293	9.898	11.080	238
2011	11.446	11.591	26	10.967	11.128	1,489	11.035	11.213	4,044	11.080	11.270	136
2012	11.591	12.914	26	11.128	12.423	1,388	11.213	12.538	3,735	11.270	12.614	120
2013	12.914	14.554	24	12.423	14.028	1,298	12.538	14.179	3,390	12.614	14.280	114
2014	14.554	15.059	20	14.028	14.544	1198	14.179	14.722	2867	14.280	14.842	117
2015	15.059	13.844	16	14.544	13.397	1135	14.722	13.582	2548	14.842	13.706	114
2016	13.844	15.612	14	13.397	15.139	1042	13.582	15.370	2216	13.706	15.526	113
2017	15.612	16.935	14	15.139	16.455	965	15.370	16.731	2054	15.526	16.918	101
2018	16.935	16.029	13	16.455	15.605	862	16.731	15.892	1826	16.918	16.085	93
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2009	6.956	8.672	89	6.555	8.189	3,964	6.576	8.227	11,878	6.590	8.253	509
2010	8.672	9.538	113	8.189	9.024	6,821	8.227	9.080	19,245	8.253	9.117	601
2011	9.538	9.335	112	9.024	8.850	7,071	9.080	8.918	19,483	9.117	8.964	574
2012	9.335	10.548	102	8.850	10.020	6,450	8.918	10.112	17,484	8.964	10.174	504
2013	10.548	13.381	90	10.020	12.736	5,679	10.112	12.873	14,878	10.174	12.965	446
2014	13.381	14.177	85	12.736	13.521	5147	12.873	13.686	12534	12.965	13.798	408
2015	14.177	13.330	77	13.521	12.738	4915	13.686	12.914	11375	13.798	13.032	370
2016	13.330	15.301	69	12.738	14.652	4357	12.914	14.875	9822	13.032	15.027	339
2017	15.301	16.397	68	14.652	15.732	4065	14.875	15.997	8959	15.027	16.175	317
2018	16.397	14.747	62	15.732	14.178	3760	15.997	14.438	8062	16.175	14.614	288
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2008	10.428	6.742	1*	10.150	6.206	61	10.168	6.226	204	9.855	6.239	12
2009	6.742	9.573	1*	6.206	8.831	130	6.226	8.872	310	6.239	8.900	24
2010	9.573	12.084	1*	8.831	11.169	179	8.872	11.238	440	8.900	11.285	16
2011	12.084	11.374	1*	11.169	10.534	174	11.238	10.616	432	11.285	10.670	15
2012	11.374	12.471	1*	10.534	11.573	162	10.616	11.680	403	10.670	11.751	11
2013	12.471	14.562	1*	11.573	13.524	153	11.680	13.656	372	11.751	13.745	10
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.987	12.434	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.434	11.341	11	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	10.226	9.656	1*	10.087	9.664	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.656	9.319	2	9.664	9.341	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.319	9.171	4	9.341	9.207	25	N/A	N/A	N/A
2017	10.337	11.072	1*	9.171	11.154	6	9.207	11.215	29	N/A	N/A	N/A
2018	11.072	9.286	1*	11.154	9.373	5	11.215	9.439	23	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.924	9.999	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.752	9.870	1*	9.999	9.902	8	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.019	11.544	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.544	10.735	3	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.564	11.292	1*	10.450	11.303	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.292	10.732	4	11.303	10.754	1*
2016	N/A	N/A	N/A	11.265	12.453	1*	10.732	12.509	4	10.754	12.547	1*
2017	13.129	13.882	1*	N/A	N/A	N/A	12.509	14.078	3	N/A	N/A	N/A
2018	13.882	12.241	1*	N/A	N/A	N/A	14.078	12.457	3	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.879	17.311	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.311	17.502	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.502	18.514	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.514	18.419	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	18.419	23.947	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	23.947	21.536	1*	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.794	10.209	1*	12.804	10.232	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.209	11.914	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.914	15.088	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.088	15.206	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.206	15.047	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.047	15.163	1*	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.163	18.847	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	18.847	16.642	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.523	11.830	1*	12.533	11.857	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.830	13.770	1*	11.857	13.822	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.770	17.693	1*	13.822	17.787	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.693	18.960	1*	17.787	19.089	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.960	20.006	1*	19.089	20.172	2	N/A	N/A	N/A
2016	N/A	N/A	N/A	20.006	21.631	1*	20.172	21.843	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.631	27.402	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	27.402	26.983	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Growth-Income Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.215	11.854	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.308	10.467	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.467	12.202	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.202	14.672	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.672	14.125	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.125	13.341	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.341	13.659	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Baron Growth Opportunities Fund - Service Class
2009	N/A	N/A	N/A	6.203	8.504	48	6.223	8.543	85	6.236	8.570	22
2010	N/A	N/A	N/A	8.504	10.651	64	8.543	10.716	176	8.570	10.761	18
2011	N/A	N/A	N/A	10.651	10.980	59	10.716	11.064	212	10.761	11.121	11
2012	N/A	N/A	N/A	10.980	12.867	53	11.064	12.985	198	11.121	13.065	8
2013	N/A	N/A	N/A	12.867	17.861	52	12.985	18.052	171	13.065	18.181	6
2014	N/A	N/A	N/A	17.861	18.560	47	18.052	18.786	159	18.181	18.940	8
2015	N/A	N/A	N/A	18.560	17.516	48	18.786	17.756	141	18.940	17.919	6
2016	N/A	N/A	N/A	17.516	18.326	42	17.756	18.606	134	17.919	18.795	5
2017	N/A	N/A	N/A	18.326	23.109	35	18.606	23.496	119	18.795	23.759	4
2018	N/A	N/A	N/A	23.109	22.001	35	23.496	22.403	102	23.759	22.677	4
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	6.411	7.814	39	6.431	7.851	95	6.444	7.875	2
2010	N/A	N/A	N/A	7.814	9.110	39	7.851	9.166	104	7.875	9.204	1*
2011	N/A	N/A	N/A	9.110	8.774	35	9.166	8.842	110	9.204	8.887	20
2012	N/A	N/A	N/A	8.774	10.147	33	8.842	10.240	106	8.887	10.303	18
2013	N/A	N/A	N/A	10.147	11.858	42	10.240	11.985	155	10.303	12.071	23
2014	N/A	N/A	N/A	11.858	12.131	46	11.985	12.279	123	12.071	12.380	18
2015	N/A	N/A	N/A	12.131	11.410	49	12.279	11.567	119	12.380	11.673	1*
2016	N/A	N/A	N/A	11.410	12.628	43	11.567	12.821	130	11.673	12.951	1*
2017	N/A	N/A	N/A	12.628	14.535	46	12.821	14.779	121	12.951	14.945	1*
2018	N/A	N/A	N/A	14.535	13.233	45	14.779	13.475	119	14.945	13.640	1*
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.543	11.005	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.408	10.014	1*	11.005	10.035	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.014	9.415	2	10.035	9.448	19	10.048	9.470	2
2015	N/A	N/A	N/A	9.415	7.911	6	9.448	7.951	26	9.470	7.977	2
2016	N/A	N/A	N/A	7.911	8.368	5	7.951	8.422	25	7.977	8.458	2
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.132	10.464	1*	9.819	10.471	1*
2014	N/A	N/A	N/A	10.454	10.303	2	10.464	10.328	7	10.471	10.345	10
2015	N/A	N/A	N/A	10.303	9.736	2	10.328	9.773	7	10.345	9.800	6
2016	N/A	N/A	N/A	9.736	9.889	2	9.773	9.943	1*	9.800	9.980	6
2017	N/A	N/A	N/A	9.889	11.056	13	9.943	11.133	2	9.980	11.185	4
2018	N/A	N/A	N/A	11.056	10.128	11	11.133	10.214	1*	11.185	10.272	1*
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	10.311	10.143	12	10.129	10.153	3	N/A	N/A	N/A
2011	10.131	11.210	1*	10.143	11.246	41	10.153	11.274	243	10.159	11.292	7
2012	11.210	11.780	3	11.246	11.842	51	11.274	11.888	295	11.292	11.919	21
2013	11.780	10.652	5	11.842	10.730	495	11.888	10.788	1,281	11.919	10.827	66
2014	10.652	10.839	5	10.730	10.940	478	10.788	11.016	1130	10.827	11.067	48
2015	10.839	10.397	5	10.940	10.515	418	11.016	10.604	1010	11.067	10.664	38
2016	10.397	10.626	4	10.515	10.767	398	10.604	10.875	953	10.664	10.947	35
2017	10.626	10.713	4	10.767	10.877	410	10.875	11.002	971	10.947	11.086	37
2018	10.713	10.598	4	10.877	10.783	380	11.002	10.923	919	11.086	11.017	37
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	14.104	13.046	1*	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(11)
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.625	9.998	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.998	10.782	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.782	12.907	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.907	12.408	5	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	7.059	9.666	21	7.081	9.711	31	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.666	10.640	29	9.711	10.706	48	9.741	10.750	1*
2011	N/A	N/A	N/A	10.640	9.920	32	10.706	9.996	48	10.750	10.048	2
2012	N/A	N/A	N/A	9.920	11.414	27	9.996	11.519	42	10.048	11.590	2
2013	N/A	N/A	N/A	11.414	14.160	25	11.519	14.312	33	11.590	14.415	2
2014	N/A	N/A	N/A	14.160	14.748	25	14.312	14.928	27	14.415	15.050	2
2015	N/A	N/A	N/A	14.748	14.774	24	14.928	14.977	26	15.050	15.115	2
2016	N/A	N/A	N/A	14.774	14.414	25	14.977	14.634	26	15.115	14.783	2
2017	N/A	N/A	N/A	14.414	17.972	20	14.634	18.274	28	14.783	18.479	1*
2018	N/A	N/A	N/A	17.972	17.001	18	18.274	17.312	31	18.479	17.524	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	5.510	8.085	9	5.524	8.117	29	5.533	8.139	1*
2010	N/A	N/A	N/A	8.085	10.171	12	8.117	10.227	42	8.139	10.264	6
2011	N/A	N/A	N/A	10.171	9.291	12	10.227	9.356	44	10.264	9.399	6
2012	N/A	N/A	N/A	9.291	9.779	11	9.356	9.863	43	9.399	9.919	6
2013	N/A	N/A	N/A	9.779	12.069	12	9.863	12.189	32	9.919	12.271	7
2014	N/A	N/A	N/A	12.069	11.058	12	12.189	11.185	34	12.271	11.271	4
2015	N/A	N/A	N/A	11.058	10.473	13	11.185	10.609	35	11.271	10.701	4
2016	N/A	N/A	N/A	10.473	10.586	12	10.609	10.741	34	10.701	10.845	4
2017	N/A	N/A	N/A	10.586	13.140	11	10.741	13.352	25	10.845	13.495	3
2018	N/A	N/A	N/A	13.140	13.039	8	13.352	13.269	26	13.495	13.425	3
LVIP Clarion Global Real Estate Fund - Service Class
2009	N/A	N/A	N/A	4.731	6.447	35	4.743	6.472	54	4.751	6.489	19
2010	N/A	N/A	N/A	6.447	7.517	60	6.472	7.559	75	6.489	7.586	23
2011	N/A	N/A	N/A	7.517	6.787	66	7.559	6.834	92	7.586	6.866	15
2012	N/A	N/A	N/A	6.787	8.366	45	6.834	8.437	87	6.866	8.485	12
2013	8.761	8.431	1*	8.366	8.543	50	8.437	8.629	92	8.485	8.686	22
2014	8.431	9.473	1*	8.543	9.618	47	8.629	9.729	85	8.686	9.804	20
2015	N/A	N/A	N/A	9.618	9.392	42	9.729	9.515	75	9.804	9.597	19
2016	N/A	N/A	N/A	9.392	9.396	42	9.515	9.533	74	9.597	9.625	20
2017	N/A	N/A	N/A	9.396	10.297	41	9.533	10.463	71	9.625	10.575	21
2018	N/A	N/A	N/A	10.297	9.330	35	10.463	9.495	73	10.575	9.606	20
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2009	10.206	11.959	74	10.012	11.756	4,322	10.044	11.811	13,814	10.065	11.848	501
2010	11.959	12.789	123	11.756	12.596	9,066	11.811	12.674	27,791	11.848	12.726	702
2011	12.789	13.567	121	12.596	13.390	9,152	12.674	13.493	27,722	12.726	13.562	668
2012	13.567	14.255	121	13.390	14.097	9,024	13.493	14.227	27,034	13.562	14.314	653
2013	14.255	13.727	118	14.097	13.601	9,563	14.227	13.747	28,666	14.314	13.845	596
2014	13.727	14.337	111	13.601	14.235	8986	13.747	14.409	25503	13.845	14.526	602
2015	14.337	14.185	101	14.235	14.112	8427	14.409	14.306	22753	14.526	14.437	559
2016	14.185	14.362	94	14.112	14.317	8023	14.306	14.535	21286	14.437	14.683	514
2017	14.362	14.774	96	14.317	14.757	7933	14.535	15.005	20773	14.683	15.172	525
2018	14.774	14.440	85	14.757	14.452	7332	15.005	14.717	18969	15.172	14.896	489

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	10.070	10.072	1*	10.082	10.084	6	10.093	10.094	14	N/A	N/A	N/A
2011	10.072	9.913	1*	10.084	9.945	52	10.094	9.969	188	10.100	9.986	5
2012	9.913	10.193	1*	9.945	10.246	46	9.969	10.287	208	9.986	10.314	5
2013	10.193	10.132	2	10.246	10.206	178	10.287	10.262	487	10.314	10.299	40
2014	10.132	10.058	2	10.206	10.151	159	10.262	10.222	462	10.299	10.269	32
2015	10.058	9.851	2	10.151	9.963	214	10.222	10.047	424	10.269	10.104	42
2016	9.851	9.939	2	9.963	10.071	210	10.047	10.172	417	10.104	10.240	30
2017	9.939	10.053	3	10.071	10.208	200	10.172	10.326	418	10.240	10.405	11
2018	10.053	9.945	3	10.208	10.119	249	10.326	10.251	391	10.405	10.340	10
LVIP Delaware Social Awareness Fund - Service Class
2009	N/A	N/A	N/A	6.654	8.542	2	6.675	8.582	20	6.689	8.609	11
2010	N/A	N/A	N/A	8.542	9.412	7	8.582	9.470	31	8.609	9.510	32
2011	N/A	N/A	N/A	9.412	9.355	7	9.470	9.427	42	9.510	9.475	29
2012	N/A	N/A	N/A	9.355	10.651	7	9.427	10.749	40	9.475	10.815	21
2013	N/A	N/A	N/A	10.651	14.272	7	10.749	14.425	33	10.815	14.528	14
2014	N/A	N/A	N/A	14.272	16.237	9	14.425	16.436	29	14.528	16.570	4
2015	N/A	N/A	N/A	16.237	15.930	6	16.436	16.148	29	16.570	16.295	1*
2016	N/A	N/A	N/A	15.930	16.776	6	16.148	17.032	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.776	19.913	5	17.032	20.247	20	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.913	18.769	5	20.247	19.113	16	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2009	N/A	N/A	N/A	5.746	7.402	12	5.760	7.431	48	5.769	7.450	4
2010	N/A	N/A	N/A	7.402	9.550	24	7.431	9.602	56	7.450	9.636	1*
2011	N/A	N/A	N/A	9.550	8.941	21	9.602	9.003	66	9.636	9.044	1*
2012	N/A	N/A	N/A	8.941	10.148	25	9.003	10.234	63	9.044	10.291	1*
2013	N/A	N/A	N/A	10.148	13.408	23	10.234	13.542	54	10.291	13.631	1*
2014	N/A	N/A	N/A	13.408	14.252	18	13.542	14.416	50	13.631	14.525	3
2015	N/A	N/A	N/A	14.252	14.112	17	14.416	14.295	43	14.525	14.418	1*
2016	N/A	N/A	N/A	14.112	16.780	16	14.295	17.024	41	14.418	17.187	1*
2017	N/A	N/A	N/A	16.780	19.514	16	17.024	19.827	35	17.187	20.037	2
2018	N/A	N/A	N/A	19.514	16.430	14	19.827	16.718	33	20.037	16.913	2
LVIP Delaware Wealth Builder Fund - Service Class(7)
2009	N/A	N/A	N/A	7.069	9.223	20	7.091	9.266	53	7.106	9.295	1*
2010	N/A	N/A	N/A	9.223	10.256	19	9.266	10.319	53	9.295	10.362	1*
2011	N/A	N/A	N/A	10.256	9.933	18	10.319	10.009	53	10.362	10.061	1*
2012	N/A	N/A	N/A	9.933	11.125	17	10.009	11.227	56	10.061	11.297	1*
2013	N/A	N/A	N/A	11.125	13.224	16	11.227	13.365	46	11.297	13.462	1*
2014	N/A	N/A	N/A	13.224	13.640	12	13.365	13.806	40	13.462	13.920	1*
2015	N/A	N/A	N/A	13.640	13.304	11	13.806	13.487	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.304	13.891	11	13.487	14.103	30	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.891	15.422	11	14.103	15.679	21	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.422	14.448	10	15.679	14.712	20	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.181	9.021	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.021	9.333	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.333	11.765	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.765	9.604	13	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.580	9.789	2	9.403	9.812	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.789	11.140	3	9.812	11.184	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.140	10.186	13	11.184	10.241	17	11.213	10.279	2
2015	N/A	N/A	N/A	10.186	9.670	20	10.241	9.737	14	10.279	9.782	2
2016	N/A	N/A	N/A	9.670	9.748	21	9.737	9.830	17	9.782	9.886	2
2017	N/A	N/A	N/A	9.748	12.157	19	9.830	12.278	27	9.886	12.360	2
2018	N/A	N/A	N/A	12.157	10.086	25	12.278	10.202	33	12.360	10.280	2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2009	7.224	8.876	4	6.742	8.302	6	6.764	8.340	42	N/A	N/A	N/A
2010	8.876	9.880	4	8.302	9.259	12	8.340	9.316	78	N/A	N/A	N/A
2011	9.880	9.854	3	9.259	9.253	19	9.316	9.325	86	N/A	N/A	N/A
2012	9.854	11.200	3	9.253	10.538	18	9.325	10.636	91	N/A	N/A	N/A
2013	11.200	14.711	3	10.538	13.869	16	10.636	14.018	86	N/A	N/A	N/A
2014	14.711	16.410	3	13.869	15.502	17	14.018	15.691	75	N/A	N/A	N/A
2015	16.410	15.850	3	15.502	15.003	15	15.691	15.209	69	15.466	15.346	1*
2016	15.850	17.872	2	15.003	16.951	15	15.209	17.210	70	15.346	17.382	1*
2017	17.872	21.293	2	16.951	20.235	13	17.210	20.575	65	17.382	20.802	1*
2018	21.293	19.458	2	20.235	18.529	17	20.575	18.869	53	20.802	19.096	1*
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.061	12.699	7	11.026	12.750	3	11.438	12.783	11
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.750	11.407	3	12.783	11.449	11
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.723	10.906	1*	9.736	10.933	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.906	13.930	1*	10.933	13.983	9	10.951	14.020	1*
2014	N/A	N/A	N/A	13.930	14.415	8	13.983	14.494	12	14.020	14.546	2
2015	N/A	N/A	N/A	14.415	13.165	9	14.494	13.257	8	14.546	13.319	2
2016	N/A	N/A	N/A	13.165	14.464	9	13.257	14.587	25	13.319	14.669	2
2017	N/A	N/A	N/A	14.464	17.040	18	14.587	17.210	36	14.669	17.324	1*
2018	N/A	N/A	N/A	17.040	15.532	17	17.210	15.711	37	17.324	15.832	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.291	10.389	4	10.058	10.399	38	10.281	10.406	1*
2012	N/A	N/A	N/A	10.389	10.655	19	10.399	10.681	124	10.406	10.698	2
2013	N/A	N/A	N/A	10.655	10.242	30	10.681	10.282	109	10.698	10.309	1*
2014	N/A	N/A	N/A	10.242	10.596	46	10.282	10.654	93	10.309	10.692	1*
2015	N/A	N/A	N/A	10.596	10.508	40	10.654	10.581	114	10.692	10.630	3
2016	N/A	N/A	N/A	10.508	10.605	107	10.581	10.695	164	10.630	10.756	1*
2017	N/A	N/A	N/A	10.605	10.793	86	10.695	10.901	225	10.756	10.973	2
2018	N/A	N/A	N/A	10.793	10.654	90	10.901	10.777	226	10.973	10.859	2
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.176	11.122	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.122	11.692	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.692	11.018	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.627	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2009	6.034	7.628	3	6.054	7.668	199	6.069	7.698	537	6.079	7.719	11
2010	7.628	8.020	7	7.668	8.079	270	7.698	8.123	842	7.719	8.152	21
2011	8.020	7.668	7	8.079	7.739	247	8.123	7.793	808	8.152	7.829	10
2012	7.668	9.170	7	7.739	9.273	182	7.793	9.352	659	7.829	9.405	5
2013	9.170	10.850	5	9.273	10.995	169	9.352	11.104	577	9.405	11.178	5
2014	10.850	10.492	4	10.995	10.653	153	11.104	10.775	494	11.178	10.858	7
2015	10.492	9.520	4	10.653	9.686	147	10.775	9.812	463	10.858	9.897	4
2016	9.520	9.620	4	9.686	9.807	139	9.812	9.949	476	9.897	10.045	4
2017	9.620	11.522	4	9.807	11.770	121	9.949	11.959	409	10.045	12.086	4
2018	11.522	10.328	4	11.770	10.572	105	11.959	10.758	378	12.086	10.883	4
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.260	10.581	1*	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.630	10.356	2	10.054	10.365	9
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.356	9.453	2	10.365	9.471	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.453	10.410	1*	9.471	10.440	6
2017	N/A	N/A	N/A	10.656	11.382	1*	10.410	11.450	1*	10.440	11.495	4
2018	N/A	N/A	N/A	11.382	10.512	1*	11.450	10.591	1*	11.495	10.642	4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	8.672	10.703	46	8.699	10.753	326	8.569	10.788	21
2010	N/A	N/A	N/A	10.703	11.693	104	10.753	11.765	439	10.788	11.814	11
2011	N/A	N/A	N/A	11.693	11.985	119	11.765	12.077	467	11.814	12.140	89
2012	N/A	N/A	N/A	11.985	13.006	131	12.077	13.126	512	12.140	13.207	61
2013	N/A	N/A	N/A	13.006	14.111	131	13.126	14.262	495	13.207	14.365	6
2014	N/A	N/A	N/A	14.111	14.744	116	14.262	14.924	428	14.365	15.047	6
2015	N/A	N/A	N/A	14.744	14.286	109	14.924	14.482	424	15.047	14.615	5
2016	N/A	N/A	N/A	14.286	14.830	85	14.482	15.057	376	14.615	15.211	5
2017	N/A	N/A	N/A	14.830	16.200	141	15.057	16.472	332	15.211	16.657	5
2018	N/A	N/A	N/A	16.200	15.302	139	16.472	15.582	321	16.657	15.773	5
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	6.913	9.309	64	7.321	9.352	159	7.336	9.381	11
2010	N/A	N/A	N/A	9.309	10.372	296	9.352	10.436	479	9.381	10.479	52
2011	N/A	N/A	N/A	10.372	10.254	352	10.436	10.332	637	10.479	10.385	83
2012	N/A	N/A	N/A	10.254	11.064	519	10.332	11.165	1,068	10.385	11.234	113
2013	N/A	N/A	N/A	11.064	12.419	607	11.165	12.552	1,546	11.234	12.642	131
2014	N/A	N/A	N/A	12.419	12.702	702	12.552	12.857	1514	12.642	12.962	190
2015	N/A	N/A	N/A	12.702	12.094	758	12.857	12.260	1429	12.962	12.372	180
2016	N/A	N/A	N/A	12.094	12.523	727	12.260	12.714	1413	12.372	12.844	155
2017	N/A	N/A	N/A	12.523	14.315	780	12.714	14.555	1452	12.844	14.718	132
2018	N/A	N/A	N/A	14.315	13.256	796	14.555	13.499	1460	14.718	13.664	128
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	10.095	10.719	174	10.119	10.730	452	10.462	10.738	13
2010	10.708	11.588	1*	10.719	11.623	706	10.730	11.653	1,597	10.738	11.673	39
2011	11.588	11.557	2	11.623	11.615	778	11.653	11.662	1,728	11.673	11.694	25
2012	11.557	12.279	6	11.615	12.365	766	11.662	12.434	1,692	11.694	12.481	31
2013	12.279	11.773	6	12.365	11.879	835	12.434	11.963	1,878	12.481	12.020	31
2014	11.773	11.840	6	11.879	11.971	787	11.963	12.074	1769	12.020	12.143	39
2015	11.840	11.445	5	11.971	11.595	730	12.074	11.712	1624	12.143	11.791	33
2016	11.445	11.349	5	11.595	11.521	678	11.712	11.655	1560	11.791	11.745	36
2017	11.349	11.762	5	11.521	11.964	694	11.655	12.121	1536	11.745	12.227	30
2018	11.762	11.825	5	11.964	12.053	646	12.121	12.229	1377	12.227	12.349	27
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	7.963	10.080	171	7.988	10.127	297	8.005	10.159	8
2010	N/A	N/A	N/A	10.080	11.156	347	10.127	11.225	715	10.159	11.272	47
2011	N/A	N/A	N/A	11.156	11.157	480	11.225	11.243	867	11.272	11.301	51
2012	N/A	N/A	N/A	11.157	12.088	705	11.243	12.199	1,497	11.301	12.274	61
2013	N/A	N/A	N/A	12.088	13.367	748	12.199	13.511	1,893	12.274	13.607	123
2014	N/A	N/A	N/A	13.367	13.762	701	13.511	13.930	1668	13.607	14.044	100
2015	N/A	N/A	N/A	13.762	13.145	723	13.930	13.326	1664	14.044	13.448	75
2016	N/A	N/A	N/A	13.145	13.559	677	13.326	13.766	1511	13.448	13.905	62
2017	N/A	N/A	N/A	13.559	15.323	604	13.766	15.581	1405	13.905	15.755	59
2018	15.861	14.804	2	15.323	14.325	543	15.581	14.587	1351	15.755	14.765	51
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2009	10.592	10.485	10	10.543	10.457	186	10.577	10.506	335	10.599	10.539	92
2010	10.485	10.375	9	10.457	10.368	190	10.506	10.432	326	10.539	10.475	13
2011	10.375	10.264	8	10.368	10.278	309	10.432	10.357	765	10.475	10.410	17
2012	10.264	10.155	14	10.278	10.189	280	10.357	10.283	736	10.410	10.346	35
2013	10.155	10.046	14	10.189	10.100	322	10.283	10.208	682	10.346	10.281	209
2014	10.046	9.939	28	10.100	10.012	248	10.208	10.135	441	10.281	10.217	10
2015	9.939	9.832	18	10.012	9.924	327	10.135	10.061	462	10.217	10.153	15
2016	9.832	9.727	18	9.924	9.838	324	10.061	9.989	423	10.153	10.090	35
2017	9.727	9.638	18	9.838	9.768	307	9.989	9.932	413	10.090	10.043	38
2018	9.638	9.641	11	9.768	9.790	312	9.932	9.970	425	10.043	10.091	13

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.447	10.314	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.314	9.708	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.351	10.629	9	9.708	10.671	1*	N/A	N/A	N/A
2017	11.092	11.581	1*	10.629	11.666	4	10.671	11.729	2	11.138	11.772	2
2018	11.581	10.410	1*	11.666	10.507	4	11.729	10.580	1*	11.772	10.629	2
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.723	10.370	3	9.916	10.381	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.370	9.376	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.376	9.852	6	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.852	11.505	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.505	10.341	5	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.839	10.992	1*	10.852	11.028	4	10.863	11.055	24	10.869	11.073	1*
2012	10.992	12.463	3	11.028	12.528	35	11.055	12.578	100	11.073	12.611	10
2013	12.463	13.103	3	12.528	13.198	71	12.578	13.270	242	12.611	13.318	18
2014	13.103	13.294	3	13.198	13.418	90	13.270	13.511	250	13.318	13.574	25
2015	13.294	12.600	3	13.418	12.743	88	13.511	12.851	245	13.574	12.923	16
2016	12.600	14.080	3	12.743	14.267	83	12.851	14.410	225	12.923	14.505	16
2017	14.080	14.832	3	14.267	15.060	87	14.410	15.233	230	14.505	15.350	15
2018	14.832	14.215	2	15.060	14.463	85	15.233	14.651	205	15.350	14.778	24
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	6.128	7.553	5	6.144	7.583	12	6.154	7.603	1*
2010	N/A	N/A	N/A	7.553	9.315	10	7.583	9.367	34	7.603	9.401	1*
2011	N/A	N/A	N/A	9.315	9.047	18	9.367	9.111	34	9.401	9.152	1*
2012	N/A	N/A	N/A	9.047	10.173	14	9.111	10.260	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.173	12.488	19	10.260	12.614	52	10.317	12.697	1*
2014	N/A	N/A	N/A	12.488	13.347	15	12.614	13.502	53	12.697	13.605	1*
2015	12.769	11.979	1*	13.347	12.174	16	13.502	12.334	45	13.605	12.440	1*
2016	11.979	13.000	1*	12.174	13.238	16	12.334	13.432	50	12.440	13.561	1*
2017	13.000	14.710	1*	13.238	15.009	24	13.432	15.252	62	13.561	15.414	1*
2018	14.710	12.800	1*	15.009	13.087	23	15.252	13.319	51	15.414	13.473	1*
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.396	10.104	3	10.114	10.110	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.104	9.291	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.291	9.210	10	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.210	9.000	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.000	11.488	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.661	10.348	1*	11.488	10.439	1*	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2009	6.116	7.550	2	5.652	7.590	287	5.665	7.620	885	5.675	7.640	22
2010	7.550	8.425	15	7.590	8.487	1,066	7.620	8.533	3,151	7.640	8.564	62
2011	8.425	7.491	15	8.487	7.561	1,279	8.533	7.614	3,754	8.564	7.649	73
2012	7.491	8.825	14	7.561	8.925	1,171	7.614	9.001	3,346	7.649	9.052	64
2013	8.825	9.892	12	8.925	10.024	1,127	9.001	10.124	3,171	9.052	10.191	59
2014	9.892	9.266	12	10.024	9.408	1135	10.124	9.517	3060	10.191	9.590	61
2015	9.266	9.261	11	9.408	9.422	1066	9.517	9.544	2746	9.590	9.627	58
2016	9.261	9.288	10	9.422	9.468	1036	9.544	9.606	2616	9.627	9.699	52
2017	9.288	12.083	9	9.468	12.343	891	9.606	12.541	2151	9.699	12.675	59
2018	12.083	10.939	9	12.343	11.197	850	12.541	11.394	1990	12.675	11.527	52

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS Value Fund - Service Class
2009	6.506	7.765	71	6.527	7.806	3,023	6.543	7.836	9,796	6.554	7.857	376
2010	7.765	8.549	100	7.806	8.611	5,869	7.836	8.658	17,911	7.857	8.689	508
2011	8.549	8.426	99	8.611	8.504	6,215	8.658	8.563	18,668	8.689	8.602	485
2012	8.426	9.670	94	8.504	9.779	5,666	8.563	9.862	16,717	8.602	9.918	435
2013	9.670	12.972	79	9.779	13.144	4,900	9.862	13.275	14,020	9.918	13.363	375
2014	12.972	14.142	74	13.144	14.359	4372	13.275	14.524	11747	13.363	14.635	370
2015	14.142	13.877	66	14.359	14.118	4019	14.524	14.301	10234	14.635	14.425	318
2016	13.877	15.616	60	14.118	15.919	3635	14.301	16.151	8957	14.425	16.307	288
2017	15.616	18.123	56	15.919	18.511	3265	16.151	18.808	7781	16.307	19.009	257
2018	18.123	16.092	50	18.511	16.470	3022	18.808	16.760	7029	19.009	16.955	244
LVIP Mondrian International Value Fund - Service Class
2009	6.683	9.140	2	7.235	8.671	36	7.258	8.711	59	7.273	8.738	11
2010	N/A	N/A	N/A	8.671	8.783	38	8.711	8.837	110	8.738	8.874	19
2011	N/A	N/A	N/A	8.783	8.317	42	8.837	8.381	137	8.874	8.423	18
2012	N/A	N/A	N/A	8.317	9.012	42	8.381	9.095	121	8.423	9.150	36
2013	10.468	11.354	27	9.012	10.857	2,065	9.095	10.974	5,851	9.150	11.051	163
2014	11.354	10.919	27	10.857	10.462	1994	10.974	10.590	5314	11.051	10.676	159
2015	10.919	10.366	24	10.462	9.952	1930	10.590	10.089	4911	10.676	10.181	145
2016	10.366	10.638	23	9.952	10.234	1863	10.089	10.390	4659	10.181	10.495	145
2017	10.638	12.735	21	10.234	12.276	1632	10.390	12.482	3943	10.495	12.621	130
2018	12.735	11.122	20	12.276	10.742	1591	12.482	10.939	3772	12.621	11.072	127
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	9.988	9.944	23	10.010	9.954	39	9.993	9.960	2
2015	N/A	N/A	N/A	9.944	9.994	77	9.954	10.019	86	9.960	10.035	2
2016	10.067	10.086	2	9.994	10.139	86	10.019	10.180	113	10.035	10.207	10
2017	10.086	10.116	3	10.139	10.192	114	10.180	10.249	199	10.207	10.286	1*
2018	N/A	N/A	N/A	10.192	10.192	114	10.249	10.264	242	10.286	10.311	26
LVIP SSGA Bond Index Fund - Service Class
2009	N/A	N/A	N/A	10.497	10.847	23	10.506	10.871	205	10.511	10.888	8
2010	N/A	N/A	N/A	10.847	11.363	71	10.871	11.406	306	10.888	11.435	7
2011	N/A	N/A	N/A	11.363	12.064	88	11.406	12.128	352	11.435	12.171	6
2012	N/A	N/A	N/A	12.064	12.386	109	12.128	12.471	536	12.171	12.527	11
2013	N/A	N/A	N/A	12.386	11.930	125	12.471	12.029	526	12.527	12.096	12
2014	N/A	N/A	N/A	11.930	12.472	206	12.029	12.594	554	12.096	12.677	11
2015	N/A	N/A	N/A	12.472	12.360	191	12.594	12.500	539	12.677	12.595	15
2016	N/A	N/A	N/A	12.360	12.499	194	12.500	12.659	558	12.595	12.768	16
2017	N/A	N/A	N/A	12.499	12.748	183	12.659	12.932	573	12.768	13.055	14
2018	N/A	N/A	N/A	12.748	12.561	102	12.932	12.761	533	13.055	12.896	14
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.478	10.654	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.967	11.465	64	10.654	11.507	72	11.406	11.535	1*
2013	N/A	N/A	N/A	11.465	12.105	1*	11.507	12.167	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.105	12.533	4	12.167	12.615	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.533	12.273	4	12.615	12.372	9	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.273	12.739	7	12.372	12.862	31	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.739	13.943	11	12.862	14.098	24	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.943	13.186	11	14.098	13.353	38	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.425	10.594	2	10.431	10.616	22	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.594	11.348	7	10.616	11.389	1*	10.723	11.417	7
2013	N/A	N/A	N/A	11.348	12.011	33	11.389	12.073	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.011	12.531	27	12.073	12.615	42	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.531	12.158	27	12.615	12.257	59	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.158	12.841	31	12.257	12.965	69	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.841	13.925	35	12.965	14.081	62	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.925	13.076	52	14.081	13.242	48	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2009	N/A	N/A	N/A	6.283	8.987	5	6.288	9.008	41	6.291	9.021	4
2010	N/A	N/A	N/A	8.987	9.530	13	9.008	9.566	62	9.021	9.590	4
2011	N/A	N/A	N/A	9.530	8.278	20	9.566	8.322	78	9.590	8.351	4
2012	N/A	N/A	N/A	8.278	9.300	22	8.322	9.363	92	8.351	9.405	7
2013	N/A	N/A	N/A	9.300	11.061	20	9.363	11.153	102	9.405	11.214	7
2014	N/A	N/A	N/A	11.061	11.033	24	11.153	11.141	114	11.214	11.214	4
2015	N/A	N/A	N/A	11.033	10.438	22	11.141	10.557	114	11.214	10.636	5
2016	N/A	N/A	N/A	10.438	11.324	20	10.557	11.470	109	10.636	11.567	5
2017	N/A	N/A	N/A	11.324	13.832	17	11.470	14.031	99	11.567	14.165	7
2018	N/A	N/A	N/A	13.832	11.591	20	14.031	11.776	97	14.165	11.900	8
LVIP SSGA Emerging Markets 100 Fund - Service Class
2009	N/A	N/A	N/A	6.074	11.405	6	6.079	11.432	28	6.082	11.449	2
2010	N/A	N/A	N/A	11.405	14.405	18	11.432	14.471	49	11.449	14.497	2
2011	N/A	N/A	N/A	14.405	12.113	19	14.471	12.186	73	14.497	12.220	4
2012	N/A	N/A	N/A	12.113	13.491	19	12.186	13.593	74	12.220	13.644	4
2013	N/A	N/A	N/A	13.491	12.959	20	13.593	13.077	101	13.644	13.139	6
2014	N/A	N/A	N/A	12.959	12.379	17	13.077	12.510	105	13.139	12.582	3
2015	10.493	10.000	1*	12.379	10.152	16	12.510	10.275	109	12.582	10.344	4
2016	10.000	11.390	1*	10.152	11.585	15	10.275	11.744	104	10.344	11.835	4
2017	11.390	13.911	1*	11.585	14.181	11	11.744	14.396	98	11.835	14.523	3
2018	13.911	12.034	1*	14.181	12.292	13	14.396	12.497	100	14.523	12.620	3
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2009	7.014	9.211	2	6.515	8.568	21	6.648	8.609	17	8.533	8.635	2
2010	N/A	N/A	N/A	8.568	9.212	23	8.609	9.269	24	8.635	9.307	2
2011	N/A	N/A	N/A	9.212	9.126	58	9.269	9.196	140	9.307	9.243	3
2012	N/A	N/A	N/A	9.126	10.028	51	9.196	10.120	124	9.243	10.182	3
2013	N/A	N/A	N/A	10.028	10.885	68	10.120	11.002	134	10.182	11.081	3
2014	N/A	N/A	N/A	10.885	11.188	64	11.002	11.325	112	11.081	11.417	3
2015	N/A	N/A	N/A	11.188	10.339	57	11.325	10.482	110	11.417	10.578	3
2016	N/A	N/A	N/A	10.339	10.796	58	10.482	10.961	106	10.578	11.072	3
2017	N/A	N/A	N/A	10.796	12.254	56	10.961	12.460	94	11.072	12.599	3
2018	N/A	N/A	N/A	12.254	11.123	55	12.460	11.327	92	12.599	11.465	3
LVIP SSGA International Index Fund - Service Class
2009	N/A	N/A	N/A	6.420	8.114	7	6.425	8.133	56	6.429	8.145	4
2010	N/A	N/A	N/A	8.114	8.587	16	8.133	8.619	75	8.145	8.641	4
2011	N/A	N/A	N/A	8.587	7.438	24	8.619	7.478	96	8.641	7.504	4
2012	N/A	N/A	N/A	7.438	8.685	25	7.478	8.744	125	7.504	8.784	7
2013	N/A	N/A	N/A	8.685	10.388	74	8.744	10.475	203	8.784	10.533	9
2014	N/A	N/A	N/A	10.388	9.670	78	10.475	9.765	229	10.533	9.828	6
2015	N/A	N/A	N/A	9.670	9.442	72	9.765	9.550	239	9.828	9.622	14
2016	N/A	N/A	N/A	9.442	9.427	71	9.550	9.548	236	9.622	9.630	7
2017	N/A	N/A	N/A	9.427	11.620	61	9.548	11.788	217	9.630	11.900	6
2018	N/A	N/A	N/A	11.620	9.913	63	11.788	10.071	207	11.900	10.177	4
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	8.435	8.398	5	8.473	8.437	21	8.497	8.462	2
2017	N/A	N/A	N/A	8.398	10.317	6	8.437	10.380	19	8.462	10.421	1*
2018	N/A	N/A	N/A	10.317	8.954	5	10.380	9.022	18	10.421	9.067	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2009	N/A	N/A	N/A	6.998	9.360	9	7.004	9.381	72	7.007	9.396	5
2010	N/A	N/A	N/A	9.360	11.029	25	9.381	11.071	100	9.396	11.099	5
2011	N/A	N/A	N/A	11.029	11.156	30	11.071	11.215	112	11.099	11.255	8
2012	N/A	N/A	N/A	11.156	12.377	28	11.215	12.461	138	11.255	12.518	6
2013	N/A	N/A	N/A	12.377	16.620	27	12.461	16.758	129	12.518	16.851	6
2014	N/A	N/A	N/A	16.620	19.179	24	16.758	19.367	129	16.851	19.494	4
2015	N/A	N/A	N/A	19.179	18.074	20	19.367	18.278	144	19.494	18.417	4
2016	N/A	N/A	N/A	18.074	21.714	17	18.278	21.992	128	18.417	22.181	3
2017	N/A	N/A	N/A	21.714	25.493	13	21.992	25.859	114	22.181	26.107	3
2018	N/A	N/A	N/A	25.493	22.401	14	25.859	22.757	89	26.107	22.998	3
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.658	12.598	1*	N/A	N/A	N/A	12.183	12.636	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	13.001	11.075	1*	12.636	11.098	1*
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.684	10.537	1*	10.690	10.560	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.537	11.636	19	10.560	11.678	47	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.636	12.937	19	11.678	13.003	45	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.937	13.353	23	13.003	13.442	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.353	13.007	24	13.442	13.113	51	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.007	13.712	24	13.113	13.845	62	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.712	15.528	23	13.845	15.701	76	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.528	14.388	23	15.701	14.570	81	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.491	10.593	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.593	10.518	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.758	11.469	3	10.518	11.511	30	N/A	N/A	N/A
2013	11.414	12.704	7	11.469	12.790	515	11.511	12.856	1,749	11.539	12.900	57
2014	12.704	13.230	7	12.790	13.347	449	12.856	13.436	1486	12.900	13.495	45
2015	13.230	12.700	5	13.347	12.838	428	13.436	12.943	1335	13.495	13.013	51
2016	12.700	13.692	5	12.838	13.869	374	12.943	14.003	1239	13.013	14.093	46
2017	13.692	15.284	3	13.869	15.512	340	14.003	15.686	1130	14.093	15.803	36
2018	15.284	14.004	3	15.512	14.242	296	15.686	14.423	1018	15.803	14.545	29
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.829	10.448	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.239	11.632	5	10.448	11.674	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.632	13.202	5	11.674	13.270	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.202	13.574	11	13.270	13.665	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.574	13.146	6	13.665	13.253	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.253	14.089	14	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.089	16.315	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.034	14.766	43	16.315	14.953	28	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.761	10.889	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.882	10.569	3	10.889	10.592	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.569	11.639	5	10.592	11.681	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.639	13.251	7	11.681	13.319	29	11.709	13.364	1*
2014	N/A	N/A	N/A	13.251	13.791	7	13.319	13.882	37	13.364	13.944	1*
2015	N/A	N/A	N/A	13.791	13.158	7	13.882	13.265	58	13.944	13.338	1*
2016	N/A	N/A	N/A	13.158	14.370	22	13.265	14.509	106	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.370	16.322	18	14.509	16.505	53	15.181	16.628	3
2018	N/A	N/A	N/A	16.322	14.813	18	16.505	15.001	25	16.628	15.128	3

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2009	N/A	N/A	N/A	6.231	7.767	26	6.251	7.803	153	6.264	7.827	33
2010	N/A	N/A	N/A	7.767	8.809	48	7.803	8.864	189	7.827	8.900	6
2011	N/A	N/A	N/A	8.809	8.870	60	8.864	8.938	212	8.900	8.984	6
2012	N/A	N/A	N/A	8.870	10.140	58	8.938	10.234	231	8.984	10.296	8
2013	12.657	14.070	4	10.140	13.233	342	10.234	13.375	1,130	10.296	13.470	41
2014	14.070	15.746	4	13.233	14.838	283	13.375	15.020	910	13.470	15.142	30
2015	15.746	15.716	4	14.838	14.840	257	15.020	15.044	774	15.142	15.182	24
2016	15.716	17.329	5	14.840	16.395	220	15.044	16.646	704	15.182	16.815	24
2017	17.329	20.784	3	16.395	19.704	175	16.646	20.035	634	16.815	20.258	21
2018	20.784	19.555	2	19.704	18.576	160	20.035	18.916	545	20.258	19.146	20
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	10.023	10.082	24	10.018	10.092	16	10.043	10.098	6
LVIP SSGA Small-Cap Index Fund - Service Class
2009	N/A	N/A	N/A	5.996	7.470	10	6.011	7.500	55	6.021	7.519	14
2010	N/A	N/A	N/A	7.470	9.319	16	7.500	9.369	59	7.519	9.403	6
2011	N/A	N/A	N/A	9.319	8.792	18	9.369	8.853	66	9.403	8.894	3
2012	N/A	N/A	N/A	8.792	10.073	17	8.853	10.158	73	8.894	10.215	3
2013	11.651	13.552	1*	10.073	13.733	176	10.158	13.870	455	10.215	13.962	14
2014	13.552	13.995	1*	13.733	14.210	154	13.870	14.374	408	13.962	14.483	6
2015	13.995	13.157	1*	14.210	13.385	143	14.374	13.560	371	14.483	13.677	6
2016	13.157	15.664	1*	13.385	15.969	126	13.560	16.201	314	13.677	16.357	7
2017	15.664	17.650	1*	15.969	18.029	109	16.201	18.319	290	16.357	18.514	7
2018	17.650	15.434	1*	18.029	15.797	97	18.319	16.075	270	18.514	16.263	10
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2009	N/A	N/A	N/A	7.250	10.870	2	7.256	10.896	18	7.259	10.912	2
2010	N/A	N/A	N/A	10.870	13.728	6	10.896	13.781	24	10.912	13.815	1*
2011	N/A	N/A	N/A	13.728	13.271	8	13.781	13.342	25	13.815	13.388	1*
2012	N/A	N/A	N/A	13.271	14.933	7	13.342	15.036	35	13.388	15.103	2
2013	N/A	N/A	N/A	14.933	19.855	6	15.036	20.021	42	15.103	20.130	2
2014	N/A	N/A	N/A	19.855	20.472	7	20.021	20.675	42	20.130	20.809	1*
2015	N/A	N/A	N/A	20.472	18.853	6	20.675	19.068	37	20.809	19.211	1*
2016	N/A	N/A	N/A	18.853	24.245	12	19.068	24.558	36	19.211	24.767	1*
2017	N/A	N/A	N/A	24.245	25.486	4	24.558	25.854	33	24.767	26.099	1*
2018	N/A	N/A	N/A	25.486	21.805	4	25.854	22.153	32	26.099	22.386	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.231	11.305	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.305	12.778	1*	12.687	12.839	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.778	11.495	1*	12.839	11.562	2
LVIP T. Rowe Price 2010 Fund - Service Class
2009	N/A	N/A	N/A	7.885	9.697	10	7.904	9.735	18	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.697	10.685	10	9.735	10.743	16	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.685	10.694	10	10.743	10.768	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.694	11.475	10	10.768	11.572	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.475	12.357	5	11.572	12.480	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.357	12.800	4	12.480	12.947	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.800	12.450	3	12.947	12.612	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.450	12.854	2	12.612	13.040	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.854	13.931	2	13.040	14.154	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.931	13.191	2	14.154	13.422	14	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price 2020 Fund - Service Class
2009	N/A	N/A	N/A	7.465	9.273	3	7.483	9.309	10	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.273	10.270	3	9.309	10.326	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.270	10.173	3	10.326	10.243	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.173	10.899	3	10.243	10.991	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.899	11.973	3	10.991	12.092	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.973	12.355	3	12.092	12.497	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.355	11.944	3	12.497	12.099	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.944	12.334	2	12.099	12.513	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.334	13.660	2	12.513	13.879	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.660	12.749	2	13.879	12.973	10	N/A	N/A	N/A
LVIP T. Rowe Price 2030 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.158	9.069	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.069	10.104	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.104	9.947	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.947	10.626	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.626	11.966	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.966	12.339	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.339	11.892	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.096	12.035	10	11.892	12.210	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.035	13.501	10	12.210	13.718	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.501	12.334	12	13.718	12.551	1*	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.979	11.604	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2009	N/A	N/A	N/A	5.730	8.105	55	5.744	8.137	122	5.753	8.158	6
2010	N/A	N/A	N/A	8.105	9.352	76	8.137	9.403	205	8.158	9.437	7
2011	N/A	N/A	N/A	9.352	9.093	74	9.403	9.156	206	9.437	9.199	16
2012	N/A	N/A	N/A	9.093	10.635	71	9.156	10.725	157	9.199	10.785	27
2013	N/A	N/A	N/A	10.635	14.619	62	10.725	14.765	157	10.785	14.863	22
2014	N/A	N/A	N/A	14.619	15.711	50	14.765	15.891	140	14.863	16.013	20
2015	N/A	N/A	N/A	15.711	17.197	54	15.891	17.421	142	16.013	17.572	22
2016	N/A	N/A	N/A	17.197	17.238	55	17.421	17.488	144	17.572	17.658	13
2017	20.124	22.302	1*	17.238	22.783	44	17.488	23.149	136	17.658	23.396	13
2018	22.302	21.756	1*	22.783	22.271	49	23.149	22.662	134	23.396	22.927	5
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2009	6.904	9.968	1*	6.314	9.134	38	6.334	9.177	82	6.348	9.206	12
2010	9.968	12.626	1*	9.134	11.593	41	9.177	11.664	159	9.206	11.713	9
2011	12.626	11.974	1*	11.593	11.016	37	11.664	11.100	150	11.713	11.158	4
2012	11.974	13.740	1*	11.016	12.666	33	11.100	12.782	137	11.158	12.861	4
2013	13.740	18.272	1*	12.666	16.877	30	12.782	17.058	123	12.861	17.181	4
2014	18.272	20.115	1*	16.877	18.617	27	17.058	18.844	109	17.181	18.999	3
2015	20.115	20.262	1*	18.617	18.791	28	18.844	19.049	97	18.999	19.224	3
2016	20.262	21.501	1*	18.791	19.980	28	19.049	20.284	100	19.224	20.492	3
2017	21.501	26.459	1*	19.980	24.639	30	20.284	25.053	92	20.492	25.334	4
2018	26.459	25.304	1*	24.639	23.611	22	25.053	24.043	84	25.334	24.337	6
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	9.715	9.562	1*	9.841	9.572	27	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.562	9.838	1*	9.572	9.863	52	9.129	9.879	2
2017	N/A	N/A	N/A	9.838	11.207	6	9.863	11.252	111	9.879	11.282	2
2018	N/A	N/A	N/A	11.207	10.567	16	11.252	10.625	113	11.282	10.664	2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.068	9.400	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.071	10.692	1*	9.400	10.718	19	10.269	10.735	1*
2013	N/A	N/A	N/A	10.692	13.796	2	10.718	13.850	20	10.735	13.887	2
2014	N/A	N/A	N/A	13.796	15.303	3	13.850	15.387	23	13.887	15.443	1*
2015	N/A	N/A	N/A	15.303	15.082	3	15.387	15.187	18	15.443	15.257	1*
2016	N/A	N/A	N/A	15.082	16.719	17	15.187	16.861	20	15.257	16.956	1*
2017	N/A	N/A	N/A	16.719	19.862	2	16.861	20.061	19	16.956	20.194	1*
2018	N/A	N/A	N/A	19.862	18.666	3	20.061	18.881	18	20.194	19.026	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.884	8.387	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.239	9.885	3	8.387	9.909	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.885	11.213	5	9.909	11.258	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.213	10.570	5	11.258	10.628	23	11.287	10.667	3
2015	N/A	N/A	N/A	10.570	10.142	5	10.628	10.212	21	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.142	10.398	6	10.212	10.486	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.398	13.189	8	10.486	13.321	27	12.531	13.410	1*
2018	N/A	N/A	N/A	13.189	11.121	9	13.321	11.249	30	13.410	11.335	11
LVIP VIP Mid Cap Managed Volatility(11)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.364	10.190	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2009	6.188	8.233	30	6.208	8.276	1,286	6.223	8.309	3,837	6.233	8.331	79
2010	8.233	9.663	53	8.276	9.733	2,939	8.309	9.786	8,448	8.331	9.821	157
2011	9.663	8.674	50	9.733	8.754	3,193	9.786	8.815	9,144	9.821	8.856	168
2012	8.674	10.189	46	8.754	10.304	3,003	8.815	10.392	8,420	8.856	10.450	154
2013	10.189	13.672	40	10.304	13.854	2,544	10.392	13.992	6,954	10.450	14.085	133
2014	13.672	15.023	37	13.854	15.253	2205	13.992	15.429	5624	14.085	15.546	121
2015	15.023	16.218	34	15.253	16.500	1921	15.429	16.714	4594	15.546	16.859	98
2016	16.218	16.017	32	16.500	16.328	1831	16.714	16.565	4295	16.859	16.725	88
2017	16.017	21.469	30	16.328	21.930	1514	16.565	22.282	3422	16.725	22.520	73
2018	21.469	21.468	27	21.930	21.973	1298	22.282	22.359	2829	22.520	22.620	61
LVIP Wellington Mid-Cap Value Fund - Service Class
2009	N/A	N/A	N/A	5.085	7.161	72	5.098	7.189	144	5.106	7.208	12
2010	N/A	N/A	N/A	7.161	8.771	102	7.189	8.818	196	7.208	8.850	20
2011	N/A	N/A	N/A	8.771	7.862	104	8.818	7.917	205	8.850	7.953	13
2012	N/A	N/A	N/A	7.862	9.647	96	7.917	9.729	183	7.953	9.784	11
2013	N/A	N/A	N/A	9.647	12.794	88	9.729	12.921	159	9.784	13.007	10
2014	N/A	N/A	N/A	12.794	13.696	84	12.921	13.853	147	13.007	13.959	5
2015	N/A	N/A	N/A	13.696	13.334	81	13.853	13.508	139	13.959	13.625	4
2016	N/A	N/A	N/A	13.334	14.904	80	13.508	15.121	141	13.625	15.267	5
2017	N/A	N/A	N/A	14.904	16.713	68	15.121	16.981	128	15.267	17.162	4
2018	N/A	N/A	N/A	16.713	14.120	76	16.981	14.368	124	17.162	14.536	4
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	10.161	10.174	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.174	9.954	1*	9.904	9.979	1*	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.152	8.655	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.635	9.844	20	8.655	9.881	30	8.668	9.906	3
2011	N/A	N/A	N/A	9.844	9.701	23	9.881	9.752	55	9.906	9.787	3
2012	N/A	N/A	N/A	9.701	11.256	24	9.752	11.332	62	9.787	11.384	1*
2013	N/A	N/A	N/A	11.256	15.226	21	11.332	15.352	77	11.384	15.438	4
2014	N/A	N/A	N/A	15.226	16.400	28	15.352	16.561	113	15.438	16.670	8
2015	16.954	17.180	1*	16.400	17.440	29	16.561	17.637	107	16.670	17.771	8
2016	17.180	17.362	1*	17.440	17.660	33	17.637	17.887	118	17.771	18.040	10
2017	17.362	22.507	1*	17.660	22.942	34	17.887	23.272	99	18.040	23.495	7
2018	22.507	22.797	1*	22.942	23.285	36	23.272	23.655	89	23.495	23.905	6
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	14.875	15.137	29	14.226	15.364	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.137	16.805	32	15.364	17.083	43	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.805	15.677	44	17.083	15.960	48	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
MFS® VIT Total Return Series -Service Class(9)
2008	10.367	8.481	5	10.039	8.044	126	9.970	8.070	534	10.070	8.087	54
2009	8.481	9.875	5	8.044	9.385	310	8.070	9.429	1,334	8.087	9.458	70
2010	9.875	10.708	7	9.385	10.197	560	9.429	10.260	2,003	9.458	10.302	77
2011	10.708	10.758	7	10.197	10.266	576	10.260	10.345	1,956	10.302	10.398	79
2012	10.758	11.804	7	10.266	11.286	556	10.345	11.390	1,879	10.398	11.460	63
2013	11.804	13.097	7	11.286	12.532	557	11.390	12.654	1,778	11.460	12.737	56
MFS® VIT Utilities Series - Service Class
2009	8.891	11.684	5	8.093	10.657	106	8.119	10.707	375	8.136	10.740	30
2010	11.684	13.118	7	10.657	11.988	136	10.707	12.063	449	10.740	12.112	27
2011	13.118	13.818	6	11.988	12.654	130	12.063	12.751	435	12.112	12.817	21
2012	13.818	15.473	9	12.654	14.197	128	12.751	14.328	380	12.817	14.416	19
2013	15.473	18.397	9	14.197	16.914	122	14.328	17.096	333	14.416	17.218	19
2014	18.397	20.464	8	16.914	18.852	115	17.096	19.084	281	17.218	19.239	14
2015	20.464	17.253	8	18.852	15.926	114	19.084	16.146	264	19.239	16.294	12
2016	17.253	18.982	5	15.926	17.557	109	16.146	17.826	241	16.294	18.007	7
2017	18.982	21.494	5	17.557	19.921	87	17.826	20.257	211	18.007	20.483	6
2018	21.494	21.431	4	19.921	19.903	75	20.257	20.268	178	20.483	20.515	5
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	N/A	N/A	N/A	10.887	12.557	1*	11.195	12.569	5	11.659	12.578	1*
2010	N/A	N/A	N/A	12.557	15.462	12	12.569	15.500	39	12.578	15.526	2
2011	N/A	N/A	N/A	15.462	14.168	13	15.500	14.224	21	15.526	14.262	1*
2012	N/A	N/A	N/A	14.168	14.760	13	14.224	14.841	23	14.262	14.895	1*
2013	N/A	N/A	N/A	14.760	12.475	11	14.841	12.562	17	14.895	12.621	1*
2014	N/A	N/A	N/A	12.475	10.062	11	12.562	10.147	12	12.621	10.204	1*
2015	N/A	N/A	N/A	10.062	7.412	13	10.147	7.486	10	10.204	7.537	2
2016	N/A	N/A	N/A	7.412	8.439	12	7.486	8.536	8	7.537	8.601	2
2017	N/A	N/A	N/A	8.439	8.534	12	8.536	8.645	7	8.601	8.721	2
2018	N/A	N/A	N/A	8.534	7.257	13	8.645	7.362	6	8.721	7.434	2
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	11.624	11.694	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.755	11.261	4	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 2
2009	12.022	14.112	22	11.850	13.938	986	11.888	14.003	4,570	11.913	14.047	169
2010	14.112	15.974	17	13.938	15.809	929	14.003	15.907	4,059	14.047	15.972	176
2011	15.974	15.662	17	15.809	15.531	833	15.907	15.650	3,612	15.972	15.730	150
2012	15.662	17.824	14	15.531	17.711	746	15.650	17.874	3,253	15.730	17.983	140
2013	17.824	17.916	14	17.711	17.838	749	17.874	18.029	3,199	17.983	18.158	140
2014	17.916	18.045	14	17.838	18.002	700	18.029	18.222	2777	18.158	18.371	126
2015	18.045	17.079	12	18.002	17.073	649	18.222	17.308	2409	18.371	17.466	107
2016	17.079	17.389	12	17.073	17.417	622	17.308	17.683	2261	17.466	17.863	94
2017	17.389	17.530	10	17.417	17.594	585	17.683	17.889	2150	17.863	18.089	98
2018	17.530	17.674	9	17.594	17.774	513	17.889	18.099	1904	18.089	18.320	94
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(11)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

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Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after November 15, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.955	8.302	6	12.294	9.340	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.302	9.303	10	9.340	10.493	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.303	11.317	5	10.493	12.796	16	N/A	N/A	N/A
2014	12.574	13.145	1*	11.317	11.737	5	12.796	13.304	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.737	11.922	9	13.304	13.547	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.922	11.694	8	13.547	13.322	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.694	15.773	6	13.322	18.013	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.773	14.050	6	18.013	16.085	12	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.969	11.194	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.298	8.710	21	11.194	11.779	50	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.710	10.105	20	11.779	13.700	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.105	11.837	22	13.700	16.063	41	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	6.942	7.099	17	11.346	11.581	42	7.183	7.187	1*
2011	7.808	6.212	20	7.099	5.659	751	11.581	9.255	1,684	7.187	5.747	13
2012	6.212	7.006	20	5.659	6.395	752	9.255	10.485	1,666	5.747	6.514	12
2013	7.006	7.721	20	6.395	7.053	717	10.485	11.575	1,570	6.514	7.192	12
AB VPS Small/Mid Cap Value Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.140	11.131	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.378	10.288	32	11.131	10.090	44	11.519	10.447	1*
2012	N/A	N/A	N/A	10.288	12.061	41	10.090	11.859	55	10.447	12.284	1*
2013	N/A	N/A	N/A	12.061	16.427	48	11.859	16.192	69	12.284	16.781	1*
2014	20.896	20.795	4	16.427	17.709	52	16.192	17.500	64	16.781	18.145	1*
2015	20.795	19.367	6	17.709	16.527	47	17.500	16.372	54	18.145	16.984	1*
2016	19.367	23.869	3	16.527	20.409	44	16.372	20.268	57	16.984	21.037	1*
2017	23.869	26.601	3	20.409	22.790	45	20.268	22.690	55	21.037	23.563	1*
2018	26.601	22.252	3	22.790	19.103	44	22.690	19.067	52	23.563	19.810	1*
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	10.350	10.427	13	10.100	10.444	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.427	11.724	13	10.444	11.773	27	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.724	11.146	19	11.773	11.220	38	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2010	N/A	N/A	N/A	10.946	11.135	2	11.511	11.739	8	N/A	N/A	N/A
2011	14.554	13.096	2	11.135	10.040	108	11.739	10.611	353	11.273	10.195	3
2012	13.096	15.851	3	10.040	12.176	134	10.611	12.901	465	10.195	12.402	5
2013	15.851	20.222	3	12.176	15.565	151	12.901	16.532	460	12.402	15.900	6
2014	20.222	20.433	7	15.565	15.758	164	16.532	16.780	494	15.900	16.147	8
2015	20.433	21.579	9	15.758	16.676	170	16.780	17.801	475	16.147	17.138	13
2016	21.579	21.443	17	16.676	16.604	182	17.801	17.769	494	17.138	17.115	12
2017	21.443	27.841	17	16.604	21.601	172	17.769	23.175	443	17.115	22.333	11
2018	27.841	25.009	16	21.601	19.443	171	23.175	20.911	407	22.333	20.162	11

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Small Capitalization Fund - Class 2
2010	N/A	N/A	N/A	10.970	11.101	14	11.764	11.951	48	11.181	11.239	1*
2011	15.631	12.481	15	11.101	8.882	782	11.951	9.586	2,854	11.239	9.019	19
2012	12.481	14.567	17	8.882	10.387	946	9.586	11.239	3,588	9.019	10.579	25
2013	14.567	18.454	18	10.387	13.185	880	11.239	14.302	3,268	10.579	13.469	45
2014	18.454	18.612	25	13.185	13.324	941	14.302	14.489	3313	13.469	13.652	50
2015	18.612	18.429	26	13.324	13.220	915	14.489	14.412	3096	13.652	13.586	47
2016	18.429	18.582	26	13.220	13.356	873	14.412	14.597	2948	13.586	13.768	47
2017	18.582	23.103	20	13.356	16.639	760	14.597	18.231	2531	13.768	17.203	47
2018	23.103	20.410	19	16.639	14.729	700	18.231	16.178	2347	17.203	15.274	32
American Funds Growth Fund - Class 2
2010	N/A	N/A	N/A	9.863	10.052	4	11.322	11.593	39	10.186	10.177	1*
2011	12.130	11.467	7	10.052	9.521	308	11.593	11.008	1,096	10.177	9.669	6
2012	11.467	13.350	6	9.521	11.108	350	11.008	12.874	1,257	9.669	11.313	6
2013	13.350	17.153	5	11.108	14.300	324	12.874	16.617	1,144	11.313	14.609	9
2014	17.153	18.382	7	14.300	15.355	328	16.617	17.887	1128	14.609	15.733	9
2015	18.382	19.398	17	15.355	16.237	323	17.887	18.961	1005	15.733	16.687	15
2016	19.398	20.975	15	16.237	17.592	319	18.961	20.595	984	16.687	18.133	14
2017	20.975	26.575	14	17.592	22.333	308	20.595	26.211	903	18.133	23.090	19
2018	26.575	26.180	13	22.333	22.045	271	26.211	25.938	778	23.090	22.861	20
American Funds Growth-Income Fund - Class 2
2010	N/A	N/A	N/A	8.968	9.195	28	10.791	11.066	98	9.320	9.309	1*
2011	10.937	10.604	23	9.195	8.932	1,601	11.066	10.777	4,884	9.309	9.070	33
2012	10.604	12.303	33	8.932	10.384	2,041	10.777	12.560	6,554	9.070	10.576	117
2013	12.303	16.220	37	10.384	13.718	1,962	12.560	16.634	6,027	10.576	14.014	87
2014	16.220	17.722	53	13.718	15.019	2011	16.634	18.256	5722	14.014	15.389	94
2015	17.722	17.757	56	15.019	15.078	1966	18.256	18.374	5418	15.389	15.496	112
2016	17.757	19.557	56	15.078	16.640	1878	18.374	20.328	4965	15.496	17.152	107
2017	19.557	23.637	52	16.640	20.151	1690	20.328	24.679	4345	17.152	20.834	106
2018	23.637	22.926	47	20.151	19.584	1510	24.679	24.045	3748	20.834	20.309	79
American Funds International Fund - Class 2
2010	N/A	N/A	N/A	10.500	10.681	2	11.697	11.855	4	N/A	N/A	N/A
2011	14.352	12.194	3	10.681	9.093	381	11.855	10.118	1,594	10.814	9.234	18
2012	12.194	14.199	7	9.093	10.610	701	10.118	11.835	3,075	9.234	10.806	33
2013	14.199	17.057	14	10.610	12.770	849	11.835	14.280	3,329	10.806	13.046	80
2014	17.057	16.398	27	12.770	12.301	1044	14.280	13.791	3622	13.046	12.605	92
2015	16.398	15.461	33	12.301	11.622	1087	13.791	13.062	3654	12.605	11.944	97
2016	15.461	15.808	29	11.622	11.907	1045	13.062	13.415	3513	11.944	12.274	98
2017	15.808	20.631	23	11.907	15.570	924	13.415	17.586	2970	12.274	16.098	100
2018	20.631	17.699	24	15.570	13.384	886	17.586	15.155	2860	16.098	13.879	67
BlackRock Global Allocation V.I. Fund - Class III
2010	N/A	N/A	N/A	12.512	12.613	2	10.818	11.045	10	N/A	N/A	N/A
2011	12.572	11.964	4	12.613	12.026	168	11.045	10.558	798	12.674	12.121	3
2012	11.964	12.993	3	12.026	13.087	175	10.558	11.518	920	12.121	13.230	5
2013	12.993	14.681	2	13.087	14.817	164	11.518	13.073	969	13.230	15.024	4
2014	14.681	14.779	12	14.817	14.946	165	13.073	13.220	975	15.024	15.200	6
2015	14.779	14.449	25	14.946	14.642	159	13.220	12.983	922	15.200	14.935	9
2016	14.449	14.813	15	14.642	15.040	152	12.983	13.370	917	14.935	15.388	9
2017	14.813	16.633	15	15.040	16.923	134	13.370	15.081	856	15.388	17.367	8
2018	16.633	15.182	15	16.923	15.477	116	15.081	13.827	814	17.367	15.930	8
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.329	11.188	1*	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.257	10.580	1*	10.024	10.597	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.580	10.677	3	10.597	10.721	39	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.677	11.528	3	10.721	11.605	6	9.989	11.620	1*
2017	N/A	N/A	N/A	11.528	12.840	5	11.605	12.957	7	11.620	12.980	1*
2018	N/A	N/A	N/A	12.840	11.079	5	12.957	11.209	5	12.980	11.234	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2010	N/A	N/A	N/A	13.454	13.505	12	10.269	10.337	63	13.624	13.672	1*
2011	13.882	14.553	13	13.505	14.186	575	10.337	10.886	3,003	13.672	14.405	16
2012	14.553	15.361	15	14.186	15.003	702	10.886	11.542	3,969	14.405	15.280	24
2013	15.361	14.954	15	15.003	14.635	781	11.542	11.287	4,353	15.280	14.951	31
2014	14.954	15.504	18	14.635	15.204	768	11.287	11.755	4233	14.951	15.578	32
2015	15.504	15.107	18	15.204	14.844	753	11.755	11.505	4023	15.578	15.255	30
2016	15.107	15.409	27	14.844	15.171	765	11.505	11.788	3907	15.255	15.638	29
2017	15.409	15.961	21	15.171	15.747	819	11.788	12.266	3961	15.638	16.281	26
2018	15.961	15.403	22	15.747	15.227	767	12.266	11.890	3632	16.281	15.789	28
Delaware VIP® Emerging Markets Series - Service Class
2010	N/A	N/A	N/A	11.479	11.844	1*	12.011	12.427	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.844	9.376	102	12.427	9.862	549	11.973	9.507	4
2012	16.947	17.992	1*	9.376	10.595	121	9.862	11.171	722	9.507	10.775	6
2013	17.992	19.521	1*	10.595	11.518	117	11.171	12.175	702	10.775	11.748	7
2014	19.521	17.685	1*	11.518	10.455	113	12.175	11.080	734	11.748	10.697	9
2015	17.685	14.885	2	10.455	8.817	119	11.080	9.367	757	10.697	9.048	10
2016	14.885	16.711	2	8.817	9.919	104	9.367	10.564	689	9.048	10.209	10
2017	16.711	23.142	2	9.919	13.764	88	10.564	14.696	579	10.209	14.209	8
2018	23.142	19.191	2	13.764	11.437	91	14.696	12.242	577	14.209	11.843	10
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2010	N/A	N/A	N/A	11.707	11.702	32	10.154	10.162	154	11.834	11.848	1*
2011	11.852	12.004	53	11.702	11.876	1,711	10.162	10.339	7,723	11.848	12.060	42
2012	12.004	12.154	59	11.876	12.049	2,260	10.339	10.515	11,091	12.060	12.272	127
2013	12.154	11.843	66	12.049	11.765	2,610	10.515	10.293	12,533	12.272	12.018	158
2014	11.843	11.865	82	11.765	11.810	2757	10.293	10.358	12691	12.018	12.101	167
2015	11.865	11.792	86	11.810	11.760	2694	10.358	10.340	12129	12.101	12.086	155
2016	11.792	11.847	94	11.760	11.839	2552	10.340	10.436	11581	12.086	12.204	154
2017	11.847	11.924	71	11.839	11.940	2546	10.436	10.551	11547	12.204	12.345	165
2018	11.924	11.782	70	11.940	11.822	2343	10.551	10.473	10440	12.345	12.259	115
Delaware VIP® REIT Series - Service Class
2010	N/A	N/A	N/A	8.428	8.410	1*	N/A	N/A	N/A	8.533	8.515	1*
2011	N/A	N/A	N/A	8.410	9.206	19	11.046	12.121	23	8.515	9.348	1*
2012	N/A	N/A	N/A	9.206	10.623	23	12.121	14.022	43	9.348	10.820	2
2013	N/A	N/A	N/A	10.623	10.714	29	14.022	14.178	50	10.820	10.945	60
2014	N/A	N/A	N/A	10.714	13.689	25	14.178	18.160	44	10.945	14.027	60
2015	19.302	18.548	1*	13.689	14.024	26	18.160	18.650	41	14.027	14.413	60
2016	18.548	19.346	4	14.024	14.656	29	18.650	19.541	54	14.413	15.108	61
2017	19.346	19.347	6	14.656	14.687	29	19.541	19.630	52	15.108	15.185	61
2018	19.347	17.671	6	14.687	13.441	25	19.630	18.010	45	15.185	13.939	60
Delaware VIP® Small Cap Value Series - Service Class
2010	N/A	N/A	N/A	11.665	11.724	1*	11.603	11.757	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.724	11.417	63	11.757	11.477	375	11.813	11.538	2
2012	14.032	14.488	2	11.417	12.838	73	11.477	12.938	458	11.538	13.014	6
2013	14.488	19.055	1*	12.838	16.918	69	12.938	17.093	389	13.014	17.201	6
2014	19.055	19.875	3	16.918	17.682	62	17.093	17.909	380	17.201	18.031	7
2015	19.875	18.360	4	17.682	16.367	58	17.909	16.618	326	18.031	16.740	6
2016	18.360	23.768	1*	16.367	21.230	51	16.618	21.611	307	16.740	21.780	6
2017	23.768	26.231	3	21.230	23.479	49	21.611	23.959	287	21.780	24.159	2
2018	26.231	21.516	3	23.479	19.297	49	23.959	19.741	276	24.159	19.915	3
Delaware VIP® Smid Cap Core Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.571	12.354	10	12.217	13.077	55	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.354	13.535	17	13.077	14.362	93	13.398	13.785	1*
2013	N/A	N/A	N/A	13.535	18.881	20	14.362	20.086	84	13.785	19.288	1*
2014	21.050	23.180	2	18.881	19.220	24	20.086	20.498	74	19.288	19.693	1*
2015	23.180	24.565	3	19.220	20.410	22	20.498	21.821	69	19.693	20.975	1*
2016	24.565	26.204	2	20.410	21.815	23	21.821	23.382	73	20.975	22.487	1*
2017	26.204	30.635	2	21.815	25.556	24	23.382	27.460	71	22.487	26.422	1*
2018	30.635	26.502	2	25.556	22.152	24	27.460	23.862	56	26.422	22.972	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2010	N/A	N/A	N/A	9.939	9.982	18	11.510	11.475	61	10.169	10.105	1*
2011	10.417	11.059	19	9.982	10.618	806	11.475	12.238	2,695	10.105	10.782	18
2012	11.059	12.664	20	10.618	12.184	936	12.238	14.078	3,278	10.782	12.409	26
2013	12.664	16.815	24	12.184	16.209	881	14.078	18.776	2,994	12.409	16.559	41
2014	16.815	18.679	28	16.209	18.043	863	18.776	20.952	2747	16.559	18.487	44
2015	18.679	19.384	30	18.043	18.761	818	20.952	21.840	2484	18.487	19.281	41
2016	19.384	18.091	30	18.761	17.545	799	21.840	20.476	2436	19.281	18.085	42
2017	18.091	22.887	24	17.545	22.241	691	20.476	26.021	2036	18.085	22.995	41
2018	22.887	21.858	24	22.241	21.284	605	26.021	24.964	1771	22.995	22.071	30
Delaware VIP® Value Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.298	11.318	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.591	9.288	31	11.318	12.267	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.288	10.518	39	12.267	13.926	26	10.429	10.713	1*
2013	N/A	N/A	N/A	10.518	13.882	36	13.926	18.426	32	10.713	14.182	1*
2014	N/A	N/A	N/A	13.882	15.619	31	18.426	20.783	34	14.182	16.004	1*
2015	N/A	N/A	N/A	15.619	15.357	37	20.783	20.486	30	16.004	15.783	1*
2016	18.717	21.084	1*	15.357	17.373	42	20.486	23.233	37	15.783	17.908	1*
2017	21.084	23.640	1*	17.373	19.518	39	23.233	26.167	36	17.908	20.180	1*
2018	23.640	22.646	1*	19.518	18.735	36	26.167	25.180	26	20.180	19.429	1*
DWS Alternative Asset Allocation VIP Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.106	10.674	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.881	13.271	1*	10.674	11.580	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.271	13.231	5	11.580	11.574	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.231	13.517	1*	11.574	11.854	8	13.681	13.746	1*
2015	N/A	N/A	N/A	13.517	12.501	1*	11.854	10.990	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.501	12.987	1*	10.990	11.446	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.987	13.753	1*	11.446	12.151	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.753	12.337	1*	12.151	10.927	6	N/A	N/A	N/A
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.486	7.759	4	12.298	10.085	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.759	9.243	3	10.085	12.043	15	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.243	10.338	8	12.043	13.482	14	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2010	N/A	N/A	N/A	10.112	10.258	3	11.040	11.376	14	N/A	N/A	N/A
2011	12.548	12.047	2	10.258	9.869	195	11.376	10.971	914	10.386	10.021	7
2012	12.047	13.817	5	9.869	11.342	250	10.971	12.640	1,152	10.021	11.552	32
2013	13.817	17.870	4	11.342	14.697	257	12.640	16.421	1,050	11.552	15.015	7
2014	17.870	19.704	9	14.697	16.239	241	16.421	18.189	964	15.015	16.639	8
2015	19.704	19.540	14	16.239	16.136	228	18.189	18.119	892	16.639	16.584	6
2016	19.540	20.789	7	16.136	17.202	220	18.119	19.364	866	16.584	17.732	7
2017	20.789	24.963	7	17.202	20.697	197	19.364	23.356	787	17.732	21.399	12
2018	24.963	23.016	7	20.697	19.121	187	23.356	21.632	700	21.399	19.829	15
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.012	9.905	2	11.809	11.711	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.905	11.213	11	11.711	13.291	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	15.090	12	13.291	17.932	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.090	16.577	15	17.932	19.748	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.577	17.536	19	19.748	20.944	35	N/A	N/A	N/A
2016	17.655	19.406	3	17.536	17.449	18	20.944	20.891	37	16.811	17.986	1*
2017	19.406	25.835	3	17.449	23.278	19	20.891	27.940	35	17.986	24.067	1*
2018	N/A	N/A	N/A	23.278	22.935	17	27.940	27.598	26	24.067	23.784	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	N/A	N/A	N/A	12.152	12.147	3	11.783	11.862	10	N/A	N/A	N/A
2011	15.320	13.487	1*	12.147	10.715	165	11.862	10.490	682	12.297	10.881	3
2012	13.487	15.259	4	10.715	12.147	213	10.490	11.922	900	10.881	12.372	16
2013	15.259	20.476	5	12.147	16.332	215	11.922	16.069	813	12.372	16.685	6
2014	20.476	21.441	6	16.332	17.137	231	16.069	16.903	809	16.685	17.559	7
2015	21.441	20.830	7	17.137	16.681	221	16.903	16.495	738	17.559	17.144	7
2016	20.830	23.024	13	16.681	18.475	200	16.495	18.315	713	17.144	19.044	7
2017	23.024	27.405	12	18.475	22.037	177	18.315	21.900	667	19.044	22.784	7
2018	27.405	23.066	11	22.037	18.585	158	21.900	18.516	610	22.784	19.273	7
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2010	N/A	N/A	N/A	10.693	10.899	5	10.709	10.948	15	N/A	N/A	N/A
2011	11.932	12.065	7	10.899	11.043	205	10.948	11.119	726	11.035	11.213	3
2012	12.065	13.423	6	11.043	12.310	253	11.119	12.426	908	11.213	12.538	3
2013	13.423	15.104	5	12.310	13.880	270	12.426	14.046	867	12.538	14.179	3
2014	15.104	15.605	15	13.880	14.369	292	14.046	14.577	845	14.179	14.722	3
2015	15.605	14.324	22	14.369	13.215	298	14.577	13.441	853	14.722	13.582	8
2016	14.324	16.130	12	13.215	14.911	274	13.441	15.204	812	13.582	15.370	6
2017	16.130	17.470	13	14.911	16.183	284	15.204	16.541	775	15.370	16.731	6
2018	17.470	16.511	13	16.183	15.325	280	16.541	15.703	714	16.731	15.892	9
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2010	N/A	N/A	N/A	8.727	8.968	24	10.566	10.812	92	9.114	9.080	1*
2011	9.800	9.577	29	8.968	8.782	1,527	10.812	10.614	4,683	9.080	8.918	42
2012	9.577	10.805	37	8.782	9.928	1,819	10.614	12.029	5,912	8.918	10.112	57
2013	10.805	13.687	40	9.928	12.601	1,721	12.029	15.306	5,452	10.112	12.873	75
2014	13.687	14.479	53	12.601	13.357	1726	15.306	16.265	5227	12.873	13.686	82
2015	14.479	13.594	56	13.357	12.565	1702	16.265	15.339	5053	13.686	12.914	79
2016	13.594	15.581	53	12.565	14.431	1519	15.339	17.660	4480	12.914	14.875	77
2017	15.581	16.671	44	14.431	15.472	1398	17.660	18.982	4179	14.875	15.997	78
2018	16.671	14.972	44	15.472	13.922	1288	18.982	17.124	3774	15.997	14.438	67
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	11.078	11.370	6	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.370	10.221	6	N/A	N/A	N/A	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.859	11.988	1*	11.286	11.238	1*
2011	13.121	12.332	2	11.101	10.454	31	11.988	11.318	74	11.238	10.616	1*
2012	12.332	13.500	2	10.454	11.467	31	11.318	12.446	75	10.616	11.680	1*
2013	13.500	15.755	2	11.467	13.393	28	12.446	14.550	73	11.680	13.656	1*
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.481	11.268	1*	12.003	11.329	3	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.238	9.662	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.141	9.296	7	9.662	9.334	45	9.839	9.341	3
2016	9.485	9.086	1*	9.296	9.135	8	9.334	9.195	63	9.341	9.207	3
2017	9.086	11.012	3	9.135	11.094	11	9.195	11.195	69	9.207	11.215	3
2018	11.012	9.222	2	11.094	9.309	11	11.195	9.417	71	11.215	9.439	4
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.375	9.473	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.473	9.946	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.946	11.529	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.529	10.715	1*	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.227	11.258	1*	10.764	11.287	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.258	10.668	5	11.287	10.722	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.668	12.397	4	10.722	12.491	24	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.397	13.910	7	12.491	14.050	23	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.910	12.271	6	14.050	12.426	24	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.413	11.174	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.174	13.536	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.536	17.280	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.280	17.463	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	17.463	18.463	10	17.191	18.514	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	18.463	18.359	10	18.514	18.419	1*
2017	N/A	N/A	N/A	19.762	23.414	1*	18.359	23.858	13	18.419	23.947	1*
2018	N/A	N/A	N/A	23.414	20.993	1*	23.858	21.444	14	23.947	21.536	1*
LVIP American Global Small Capitalization Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.800	10.224	11	12.804	10.232	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.224	11.944	27	10.232	11.960	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.944	15.141	27	11.960	15.168	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.141	15.275	27	15.168	15.309	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	15.275	15.130	28	15.309	15.171	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.130	15.262	29	15.171	15.309	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.262	18.989	35	15.309	19.057	1*
2018	N/A	N/A	N/A	16.548	16.431	1*	18.989	16.785	31	19.057	16.852	1*
LVIP American Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.529	11.848	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.848	13.804	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.804	17.755	18	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.755	19.046	19	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	19.046	20.116	20	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	20.116	21.772	21	N/A	N/A	N/A
2017	N/A	N/A	N/A	23.258	27.097	4	21.772	27.608	20	N/A	N/A	N/A
2018	N/A	N/A	N/A	27.097	26.642	4	27.608	27.213	18	N/A	N/A	N/A
LVIP American Growth-Income Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.212	11.844	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.844	13.752	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	17.485	17.989	1*	13.752	18.148	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.989	19.629	1*	18.148	19.851	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.629	19.641	2	19.851	19.914	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.641	21.604	2	19.914	21.958	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	21.604	26.072	4	21.958	26.566	19	N/A	N/A	N/A
2018	N/A	N/A	N/A	26.072	25.245	4	26.566	25.788	19	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.305	10.458	2	12.308	10.467	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.458	12.186	5	10.467	12.202	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.186	14.645	10	12.202	14.672	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.645	14.093	10	14.672	14.125	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.093	13.304	10	14.125	13.341	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.304	13.613	11	13.341	13.659	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.613	17.779	9	13.659	17.846	1*
2018	N/A	N/A	N/A	N/A	N/A	N/A	17.779	15.257	9	17.846	15.322	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Baron Growth Opportunities Fund - Service Class
2010	N/A	N/A	N/A	10.670	10.585	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.585	10.896	11	11.628	12.000	38	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.896	12.749	11	12.000	14.076	52	12.815	12.985	3
2013	N/A	N/A	N/A	12.749	17.670	13	14.076	19.558	78	12.985	18.052	5
2014	N/A	N/A	N/A	17.670	18.335	14	19.558	20.344	79	18.052	18.786	7
2015	18.878	18.002	1*	18.335	17.277	12	20.344	19.219	60	18.786	17.756	7
2016	N/A	N/A	N/A	17.277	18.049	12	19.219	20.128	54	17.756	18.606	6
2017	20.531	23.584	1*	18.049	22.726	10	20.128	25.406	42	18.606	23.496	3
2018	23.584	22.375	1*	22.726	21.604	9	25.406	24.212	38	23.496	22.403	2
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.054	8.707	1*	11.205	10.803	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.707	10.054	1*	10.803	12.505	25	10.219	10.240	1*
2013	N/A	N/A	N/A	10.054	11.732	13	12.505	14.629	75	10.240	11.985	1*
2014	N/A	N/A	N/A	11.732	11.984	23	14.629	14.980	118	11.985	12.279	1*
2015	N/A	N/A	N/A	11.984	11.255	33	14.980	14.104	132	12.279	11.567	1*
2016	N/A	N/A	N/A	11.255	12.438	64	14.104	15.626	266	11.567	12.821	1*
2017	N/A	N/A	N/A	12.438	14.295	80	15.626	18.003	303	12.821	14.779	9
2018	N/A	N/A	N/A	14.295	12.995	76	18.003	16.407	299	14.779	13.475	11
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.200	11.003	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.688	9.994	5	11.003	10.028	12	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.994	9.382	6	10.028	9.437	47	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.382	7.871	6	9.437	7.937	73	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.871	8.314	10	7.937	8.404	87	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	9.998	10.444	2	9.592	10.461	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.444	10.278	12	10.461	10.320	29	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.278	9.697	13	10.320	9.761	38	10.415	9.773	1*
2016	N/A	N/A	N/A	9.697	9.836	13	9.761	9.925	61	9.773	9.943	1*
2017	N/A	N/A	N/A	9.836	10.979	13	9.925	11.107	57	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.979	10.043	13	11.107	10.185	54	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.338	10.187	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.187	11.515	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.515	11.042	8	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	10.120	10.134	2	10.102	10.150	5	10.122	10.153	1*
2011	10.121	11.183	1*	10.134	11.219	119	10.150	11.265	365	10.153	11.274	1*
2012	11.183	11.733	1*	11.219	11.795	204	11.265	11.873	544	11.274	11.888	5
2013	11.733	10.594	1*	11.795	10.671	199	11.873	10.769	550	11.888	10.788	1*
2014	10.594	10.764	1*	10.671	10.864	225	10.769	10.991	590	10.788	11.016	1*
2015	10.764	10.310	1*	10.864	10.427	221	10.991	10.574	558	11.016	10.604	3
2016	10.310	10.520	1*	10.427	10.661	222	10.574	10.839	597	10.604	10.875	3
2017	10.520	10.591	3	10.661	10.754	238	10.839	10.961	622	10.875	11.002	9
2018	10.591	10.462	3	10.754	10.644	227	10.961	10.876	563	11.002	10.923	9
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	10.381	10.457	1*	10.420	10.473	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.457	11.703	1*	10.473	11.750	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.703	11.225	1*	11.750	11.299	12	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(7)
2015	N/A	N/A	N/A	9.227	9.023	4	9.982	9.038	6	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.023	9.467	5	9.038	9.505	11	N/A	N/A	N/A

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.936	10.511	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.511	9.985	8	10.441	9.998	1*
2016	N/A	N/A	N/A	10.480	10.683	4	9.985	10.763	8	9.998	10.782	1*
2017	N/A	N/A	N/A	10.683	12.750	4	10.763	12.877	10	10.782	12.907	1*
2018	N/A	N/A	N/A	12.750	12.220	4	12.877	12.373	9	12.907	12.408	1*
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	10.521	10.575	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.575	9.844	16	11.025	10.289	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.844	11.310	21	10.289	11.850	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.310	14.010	15	11.850	14.716	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.010	14.569	12	14.716	15.342	35	N/A	N/A	N/A
2015	16.147	16.001	1*	14.569	14.574	19	15.342	15.385	48	14.918	14.977	1*
2016	16.001	15.556	4	14.574	14.197	37	15.385	15.025	114	14.977	14.634	1*
2017	15.556	19.329	3	14.197	17.675	33	15.025	18.753	123	14.634	18.274	1*
2018	19.329	18.221	2	17.675	16.695	45	18.753	17.757	130	18.274	17.312	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.116	9.227	3	12.152	11.111	12	10.227	9.356	1*
2012	N/A	N/A	N/A	9.227	9.698	3	11.111	11.707	28	9.356	9.863	1*
2013	N/A	N/A	N/A	9.698	11.950	6	11.707	14.462	17	9.863	12.189	1*
2014	N/A	N/A	N/A	11.950	10.933	11	14.462	13.264	45	12.189	11.185	1*
2015	10.527	10.162	1*	10.933	10.338	17	13.264	12.575	54	11.185	10.609	1*
2016	10.162	10.236	1*	10.338	10.435	41	12.575	12.724	98	10.609	10.741	1*
2017	N/A	N/A	N/A	10.435	12.933	39	12.724	15.809	96	10.741	13.352	1*
2018	N/A	N/A	N/A	12.933	12.815	43	15.809	15.704	83	13.352	13.269	2
LVIP Clarion Global Real Estate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.562	11.709	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	7.477	6.740	19	11.709	10.582	27	7.559	6.834	2
2012	N/A	N/A	N/A	6.740	8.296	23	10.582	13.058	37	6.834	8.437	3
2013	N/A	N/A	N/A	8.296	8.459	27	13.058	13.347	47	8.437	8.629	37
2014	9.256	9.365	3	8.459	9.509	22	13.347	15.042	46	8.629	9.729	37
2015	9.365	9.113	2	9.509	9.272	23	15.042	14.703	52	9.729	9.515	37
2016	9.113	9.085	11	9.272	9.261	29	14.703	14.723	52	9.515	9.533	37
2017	9.085	9.920	11	9.261	10.134	28	14.723	16.152	50	9.533	10.463	37
2018	9.920	8.957	11	10.134	9.169	28	16.152	14.650	48	10.463	9.495	37
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	9.282	9.280	9	9.844	9.296	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.280	9.497	9	9.296	9.537	26	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.497	11.055	9	9.537	11.129	25	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.055	10.297	9	11.129	10.392	24	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2010	N/A	N/A	N/A	12.503	12.519	49	10.273	10.322	267	12.642	12.674	1*
2011	12.665	13.415	71	12.519	13.288	2,628	10.322	10.984	13,009	12.674	13.493	67
2012	13.415	14.075	82	13.288	13.969	3,399	10.984	11.575	17,755	13.493	14.227	99
2013	14.075	13.532	91	13.969	13.457	3,876	11.575	11.179	20,163	14.227	13.747	190
2014	13.532	14.113	116	13.457	14.063	3974	11.179	11.712	19861	13.747	14.409	209
2015	14.113	13.942	123	14.063	13.921	3897	11.712	11.623	18888	14.409	14.306	198
2016	13.942	14.095	135	13.921	14.102	3720	11.623	11.803	18054	14.306	14.535	200
2017	14.095	14.478	119	14.102	14.513	3634	11.803	12.178	18019	14.535	15.005	210
2018	14.478	14.129	120	14.513	14.193	3377	12.178	11.938	16361	15.005	14.717	169
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	10.076	10.075	1*	10.083	10.091	8	10.096	10.094	1*
2011	10.062	9.889	1*	10.075	9.921	84	10.091	9.961	348	10.094	9.969	2
2012	9.889	10.153	1*	9.921	10.206	106	9.961	10.274	417	9.969	10.287	2
2013	10.153	10.077	1*	10.206	10.151	184	10.274	10.243	647	10.287	10.262	5
2014	10.077	9.988	8	10.151	10.081	178	10.243	10.198	606	10.262	10.222	5
2015	9.988	9.768	8	10.081	9.879	159	10.198	10.019	584	10.222	10.047	5
2016	9.768	9.840	11	9.879	9.972	146	10.019	10.138	613	10.047	10.172	4
2017	9.840	9.939	12	9.972	10.092	155	10.138	10.287	594	10.172	10.326	9
2018	9.939	9.818	13	10.092	9.989	161	10.287	10.207	559	10.326	10.251	8

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Social Awareness Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.354	9.283	3	10.900	10.844	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.283	10.553	3	10.844	12.359	17	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.553	14.120	3	12.359	16.578	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.120	16.041	3	16.578	18.879	17	N/A	N/A	N/A
2015	18.376	18.260	2	16.041	15.713	3	18.879	18.540	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.713	16.523	3	18.540	19.544	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.523	19.583	2	19.544	23.222	12	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.583	18.431	2	23.222	21.910	12	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2010	N/A	N/A	N/A	9.531	9.498	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.498	8.879	2	11.779	11.039	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.879	10.063	3	11.039	12.543	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.063	13.276	3	12.543	16.588	40	10.894	13.542	1*
2014	N/A	N/A	N/A	13.276	14.090	9	16.588	17.650	41	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.090	13.931	8	17.650	17.494	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.931	16.540	7	17.494	20.822	31	15.726	17.024	1*
2017	N/A	N/A	N/A	16.540	19.206	7	20.822	24.239	27	17.024	19.827	1*
2018	N/A	N/A	N/A	19.206	16.146	7	24.239	20.428	27	19.827	16.718	1*
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	8.756	9.018	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.018	9.325	1*	9.082	9.333	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.325	11.751	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.751	9.587	2	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	8.092	8.329	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.329	9.764	1*	9.131	9.804	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.764	11.096	1*	9.804	11.169	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.096	10.131	2	11.169	10.223	43	10.607	10.241	6
2015	N/A	N/A	N/A	10.131	9.603	2	10.223	9.715	48	10.241	9.737	8
2016	N/A	N/A	N/A	9.603	9.666	3	9.715	9.803	101	9.737	9.830	1*
2017	N/A	N/A	N/A	9.666	12.037	5	9.803	12.238	107	9.830	12.278	1*
2018	N/A	N/A	N/A	12.037	9.971	9	12.238	10.163	113	12.278	10.202	2
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2010	N/A	N/A	N/A	9.095	9.202	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.202	9.183	38	10.999	11.003	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.183	10.442	26	11.003	12.544	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.442	13.722	16	12.544	16.525	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.722	15.314	15	16.525	18.488	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.314	14.799	17	18.488	17.911	17	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.799	16.695	16	17.911	20.257	16	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.695	19.900	13	20.257	24.207	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.900	18.195	12	24.207	22.188	15	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.564	9.417	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.417	10.886	21
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.886	12.750	3
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.750	11.407	3
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	9.061	9.388	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.388	10.880	3	10.285	10.924	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.880	13.873	3	10.924	13.964	22	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.873	14.337	5	13.964	14.467	30	13.220	14.494	16
2015	N/A	N/A	N/A	14.337	13.074	6	14.467	13.226	38	14.494	13.257	19
2016	N/A	N/A	N/A	13.074	14.343	25	13.226	14.546	142	13.257	14.587	2
2017	N/A	N/A	N/A	14.343	16.871	44	14.546	17.153	158	14.587	17.210	2
2018	N/A	N/A	N/A	16.871	15.356	48	17.153	15.651	157	17.210	15.711	2

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.014	10.380	28	10.024	10.396	119	10.284	10.399	1*
2012	N/A	N/A	N/A	10.380	10.629	48	10.396	10.672	269	10.399	10.681	14
2013	N/A	N/A	N/A	10.629	10.202	47	10.672	10.269	231	10.681	10.282	5
2014	10.385	10.462	2	10.202	10.539	59	10.269	10.635	238	10.282	10.654	5
2015	10.462	10.339	2	10.539	10.435	61	10.635	10.556	269	10.654	10.581	4
2016	10.339	10.398	1*	10.435	10.516	100	10.556	10.665	371	10.581	10.695	5
2017	10.398	10.545	3	10.516	10.686	102	10.665	10.865	437	10.695	10.901	5
2018	10.545	10.373	3	10.686	10.533	100	10.865	10.736	450	10.901	10.777	6
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.227	11.093	5	10.126	11.111	28	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.093	11.615	3	11.111	11.663	61	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.615	10.902	5	11.663	10.974	75	11.782	10.990	1*
2016	N/A	N/A	N/A	10.902	11.459	6	10.974	11.564	72	10.990	11.586	1*
2017	N/A	N/A	N/A	11.459	13.451	1*	11.564	13.608	69	11.586	13.641	1*
2018	N/A	N/A	N/A	13.451	12.488	3	13.608	12.665	60	13.641	12.702	2
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.269	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.035	7.686	30	11.269	10.806	180	8.123	7.793	1*
2012	N/A	N/A	N/A	7.686	9.196	47	10.806	12.961	193	7.793	9.352	1*
2013	N/A	N/A	N/A	9.196	10.886	45	12.961	15.382	208	9.352	11.104	1*
2014	N/A	N/A	N/A	10.886	10.532	55	15.382	14.919	232	11.104	10.775	1*
2015	N/A	N/A	N/A	10.532	9.562	58	14.919	13.578	227	10.775	9.812	1*
2016	N/A	N/A	N/A	9.562	9.667	65	13.578	13.762	247	9.812	9.949	1*
2017	N/A	N/A	N/A	9.667	11.584	76	13.762	16.533	240	9.949	11.959	1*
2018	N/A	N/A	N/A	11.584	10.390	75	16.533	14.865	224	11.959	10.758	1*
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.950	10.325	11	9.556	10.350	7	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.325	9.396	23	10.350	9.443	21	10.445	9.453	1*
2016	N/A	N/A	N/A	9.396	10.316	37	9.443	10.394	25	9.453	10.410	1*
2017	N/A	N/A	N/A	10.316	11.313	36	10.394	11.427	25	10.410	11.450	1*
2018	N/A	N/A	N/A	11.313	10.433	33	11.427	10.564	21	11.450	10.590	1*
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.621	11.894	58	10.761	11.041	242	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.894	12.888	109	11.041	11.994	454	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.888	13.961	104	11.994	13.026	457	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.961	14.566	137	13.026	13.624	515	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.566	14.092	144	13.624	13.213	539	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.092	14.607	133	13.213	13.731	533	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.607	15.932	106	13.731	15.014	498	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.932	15.026	126	15.014	14.195	472	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	10.153	10.308	36	11.192	11.236	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.308	10.175	220	11.236	11.119	854	10.436	10.332	15
2012	N/A	N/A	N/A	10.175	10.963	740	11.119	12.010	3,473	10.332	11.165	68
2013	13.253	14.236	21	10.963	12.287	1,516	12.010	13.494	8,217	11.165	12.552	154
2014	14.236	14.510	38	12.287	12.548	2027	13.494	13.816	11185	12.552	12.857	120
2015	14.510	13.767	52	12.548	11.929	2186	13.816	13.167	12623	12.857	12.260	131
2016	13.767	14.206	48	11.929	12.334	2054	13.167	13.649	12288	12.260	12.714	135
2017	14.206	16.182	46	12.334	14.078	1871	13.649	15.617	11620	12.714	14.555	112
2018	16.182	14.933	45	14.078	13.017	1817	15.617	14.476	10762	14.555	13.499	113

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Income Fund - Service Class
2010	N/A	N/A	N/A	11.451	11.598	4	10.616	10.746	13	N/A	N/A	N/A
2011	11.560	11.511	3	11.598	11.572	236	10.746	10.749	804	11.653	11.662	5
2012	11.511	12.212	3	11.572	12.301	279	10.749	11.455	1,037	11.662	12.434	19
2013	12.212	11.691	3	12.301	11.800	300	11.455	11.016	1,186	12.434	11.963	11
2014	11.691	11.740	9	11.800	11.873	323	11.016	11.112	1190	11.963	12.074	13
2015	11.740	11.331	9	11.873	11.483	314	11.112	10.774	1131	12.074	11.712	14
2016	11.331	11.220	3	11.483	11.392	325	10.774	10.715	1109	11.712	11.655	15
2017	11.220	11.611	5	11.392	11.813	364	10.715	11.139	1161	11.655	12.121	17
2018	11.611	11.656	5	11.813	11.883	353	11.139	11.233	1065	12.121	12.229	17
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	11.086	11.088	23	10.894	11.057	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.088	11.072	188	11.057	11.069	594	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.072	11.978	1,041	11.069	12.004	3,648	11.389	12.199	18
2013	14.679	14.865	1*	11.978	13.225	1,741	12.004	13.288	7,886	12.199	13.511	45
2014	14.865	15.251	4	13.225	13.595	2033	13.288	13.694	9711	13.511	13.930	72
2015	15.251	14.517	4	13.595	12.967	2185	13.694	13.093	10878	13.930	13.326	76
2016	14.517	14.920	4	12.967	13.354	2223	13.093	13.518	10529	13.326	13.766	74
2017	14.920	16.804	4	13.354	15.070	2054	13.518	15.293	9855	13.766	15.581	79
2018	16.804	15.653	4	15.070	14.066	1899	15.293	14.311	9255	15.581	14.587	74
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.300	10.192	16	9.953	9.877	61	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.192	10.088	17	9.877	9.801	154	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.088	9.985	117	9.801	9.725	215	10.215	10.208	47
2014	N/A	N/A	N/A	9.985	9.884	60	9.725	9.650	189	10.208	10.135	21
2015	10.011	9.971	34	9.884	9.783	75	9.650	9.575	331	10.135	10.061	7
2016	9.971	9.850	10	9.783	9.683	120	9.575	9.502	201	N/A	N/A	N/A
2017	9.850	9.745	11	9.683	9.599	47	9.502	9.443	239	N/A	N/A	N/A
2018	9.745	9.733	12	9.599	9.607	50	9.443	9.474	327	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.847	9.660	8	10.327	9.700	10	10.271	9.708	1*
2016	N/A	N/A	N/A	9.660	10.587	35	9.700	10.657	19	9.708	10.671	1*
2017	N/A	N/A	N/A	10.587	11.602	39	10.657	11.708	20	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.602	10.434	39	11.708	10.555	16	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.906	10.339	7	10.013	10.365	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.339	9.320	7	10.365	9.367	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.320	9.763	7	9.367	9.837	13	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.763	11.368	6	9.837	11.482	12	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.368	10.187	6	11.482	10.315	14	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.829	10.965	1*	10.842	11.001	13	10.859	11.044	35	N/A	N/A	N/A
2012	10.965	12.414	1*	11.001	12.479	42	11.044	12.560	184	11.173	12.578	1*
2013	12.414	13.032	3	12.479	13.127	94	12.560	13.245	328	12.578	13.270	19
2014	13.032	13.203	10	13.127	13.325	146	13.245	13.479	445	13.270	13.511	22
2015	13.203	12.494	13	13.325	12.635	171	13.479	12.813	486	13.511	12.851	22
2016	12.494	13.940	14	12.635	14.126	174	12.813	14.360	465	12.851	14.410	23
2017	13.940	14.663	13	14.126	14.889	161	14.360	15.174	439	14.410	15.233	25
2018	14.663	14.032	14	14.889	14.277	151	15.174	14.586	398	15.233	14.651	13
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.048	11.180	3	N/A	N/A	N/A
2011	9.209	8.913	3	9.275	8.994	4	11.180	10.869	27	N/A	N/A	N/A
2012	8.913	9.987	1*	8.994	10.098	4	10.869	12.234	32	9.897	10.260	1*
2013	9.987	12.217	1*	10.098	12.378	7	12.234	15.033	58	N/A	N/A	N/A
2014	12.217	13.012	1*	12.378	13.210	6	15.033	16.083	59	N/A	N/A	N/A
2015	13.012	11.827	20	13.210	12.031	13	16.083	14.684	65	13.612	12.334	1*
2016	11.827	12.815	9	12.031	13.062	29	14.684	15.984	130	12.334	13.432	1*
2017	12.815	14.480	9	13.062	14.788	42	15.984	18.141	151	13.432	15.252	1*
2018	14.480	12.581	9	14.788	12.875	49	18.141	15.833	168	15.252	13.319	1*
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.549	10.084	3	10.103	10.100	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.084	9.246	4	10.100	9.284	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.246	9.138	4	9.284	9.198	35	9.835	9.210	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.198	8.983	48	9.210	9.000	1*
2017	N/A	N/A	N/A	N/A	N/A	N/A	8.983	11.462	45	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.462	10.409	52	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2010	N/A	N/A	N/A	8.238	8.441	13	12.046	12.376	31	8.536	8.533	1*
2011	8.380	7.440	16	8.441	7.509	512	12.376	11.037	1,281	8.533	7.614	9
2012	7.440	8.752	16	7.509	8.851	481	11.037	13.042	1,206	7.614	9.001	54
2013	8.752	9.794	18	8.851	9.925	500	13.042	14.661	1,189	9.001	10.124	9
2014	9.794	9.161	24	9.925	9.302	537	14.661	13.775	1230	10.124	9.517	10
2015	9.161	9.142	25	9.302	9.301	502	13.775	13.808	1151	9.517	9.544	9
2016	9.142	9.155	25	9.301	9.333	481	13.808	13.891	1106	9.544	9.606	9
2017	9.155	11.893	23	9.333	12.148	419	13.891	18.125	914	9.606	12.541	6
2018	11.893	10.751	23	12.148	11.004	377	18.125	16.459	847	12.541	11.394	9
LVIP MFS Value Fund - Service Class
2010	N/A	N/A	N/A	8.290	8.564	37	10.618	10.915	112	8.670	8.658	1*
2011	8.503	8.367	48	8.564	8.445	2,004	10.915	10.790	6,204	8.658	8.563	49
2012	8.367	9.589	54	8.445	9.697	2,415	10.790	12.421	7,952	8.563	9.862	67
2013	9.589	12.843	60	9.697	13.014	2,269	12.421	16.712	7,117	9.862	13.275	108
2014	12.843	13.982	82	13.014	14.196	2275	16.712	18.275	6720	13.275	14.524	117
2015	13.982	13.699	90	14.196	13.937	2164	18.275	17.986	6299	14.524	14.301	130
2016	13.699	15.393	91	13.937	15.691	1970	17.986	20.301	5630	14.301	16.151	123
2017	15.393	17.835	76	15.691	18.219	1788	20.301	23.630	5010	16.151	18.808	120
2018	17.835	15.813	77	18.219	16.186	1629	23.630	21.046	4548	18.808	16.760	91
LVIP Mondrian International Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.729	8.253	1*	11.541	10.939	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.253	8.930	1*	10.939	11.865	11	N/A	N/A	N/A
2013	13.285	14.396	12	8.930	10.742	479	11.865	14.309	1,274	10.096	10.974	8
2014	14.396	13.824	17	10.742	10.335	479	14.309	13.802	1256	10.974	10.590	8
2015	13.824	13.104	17	10.335	9.817	475	13.802	13.142	1203	10.590	10.089	7
2016	13.104	13.427	18	9.817	10.079	447	13.142	13.528	1146	10.089	10.390	8
2017	13.427	16.051	15	10.079	12.073	389	13.528	16.243	982	10.390	12.482	6
2018	16.051	13.996	16	12.073	10.549	364	16.243	14.228	943	12.482	10.939	9
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.117	9.853	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.853	9.081	28	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.081	9.507	37	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.507	11.335	35	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.335	10.283	35	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	10.004	9.934	30	10.007	9.950	28	N/A	N/A	N/A
2015	10.002	9.937	2	9.934	9.970	53	9.950	10.011	101	10.350	10.019	1*
2016	9.937	10.047	12	9.970	10.100	69	10.011	10.167	167	10.019	10.180	2
2017	10.047	10.064	2	10.100	10.137	99	10.167	10.230	209	10.180	10.249	9
2018	10.064	10.028	3	10.137	10.122	93	10.230	10.242	230	10.249	10.264	9

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Bond Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.320	12.001	3	10.194	10.832	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.001	12.302	23	10.832	11.133	121	12.305	12.471	1*
2013	N/A	N/A	N/A	12.302	11.832	30	11.133	10.733	127	12.471	12.029	1*
2014	N/A	N/A	N/A	11.832	12.350	31	10.733	11.232	121	12.029	12.594	6
2015	12.206	12.039	2	12.350	12.221	37	11.232	11.142	128	12.594	12.500	8
2016	12.039	12.131	10	12.221	12.340	57	11.142	11.279	191	12.500	12.659	7
2017	12.131	12.330	8	12.340	12.567	58	11.279	11.516	185	12.659	12.932	2
2018	12.330	12.107	7	12.567	12.365	47	11.516	11.358	177	12.932	12.761	2
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.089	11.493	33	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.578	12.043	16	11.493	12.146	23	11.354	12.167	2
2014	N/A	N/A	N/A	12.043	12.449	17	12.146	12.587	12	12.167	12.615	2
2015	N/A	N/A	N/A	12.449	12.173	23	12.587	12.339	44	12.615	12.372	2
2016	N/A	N/A	N/A	12.173	12.617	23	12.339	12.821	94	12.372	12.862	2
2017	N/A	N/A	N/A	12.617	13.788	16	12.821	14.046	110	12.862	14.098	2
2018	N/A	N/A	N/A	13.788	13.020	11	14.046	13.297	112	14.098	13.353	2
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.418	10.571	1*	10.429	10.609	41	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.571	11.307	56	10.609	11.375	84	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.307	11.950	59	11.375	12.052	97	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.950	12.448	61	12.052	12.587	164	N/A	N/A	N/A
2015	11.907	11.929	8	12.448	12.059	64	12.587	12.224	157	N/A	N/A	N/A
2016	11.929	12.555	14	12.059	12.717	89	12.224	12.923	176	N/A	N/A	N/A
2017	12.555	13.568	8	12.717	13.771	86	12.923	14.029	215	13.666	14.081	5
2018	13.568	12.696	8	13.771	12.911	85	14.029	13.186	219	14.081	13.242	3
LVIP SSGA Developed International 150 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.494	8.234	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.234	9.237	1*	11.023	11.497	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.237	10.969	3	11.497	13.688	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.969	10.925	4	13.688	13.667	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.925	10.321	5	13.667	12.944	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.321	11.179	5	12.944	14.056	3	N/A	N/A	N/A
2017	11.571	13.378	1*	11.179	13.635	6	14.056	17.186	3	N/A	N/A	N/A
2018	13.378	11.171	1*	13.635	11.409	5	17.186	14.417	4	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	14.351	12.049	1*	12.975	10.920	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.049	13.399	2	10.920	12.175	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.399	12.852	2	12.175	11.707	10	N/A	N/A	N/A
2014	13.037	12.100	3	12.852	12.258	2	11.707	11.194	12	N/A	N/A	N/A
2015	12.100	9.889	3	12.258	10.037	3	11.194	9.189	20	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.037	11.438	2	9.189	10.498	21	10.696	11.744	1*
2017	N/A	N/A	N/A	11.438	13.980	3	10.498	12.862	18	11.744	14.396	1*
2018	N/A	N/A	N/A	13.980	12.099	2	12.862	11.160	18	14.396	12.497	1*
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.979	11.033	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.155	9.056	136	11.033	10.941	361	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.056	9.936	103	10.941	12.035	309	9.793	10.120	1*
2013	N/A	N/A	N/A	9.936	10.770	81	12.035	13.077	311	10.120	11.002	1*
2014	N/A	N/A	N/A	10.770	11.052	88	13.077	13.454	308	11.002	11.325	1*
2015	N/A	N/A	N/A	11.052	10.199	84	13.454	12.446	292	11.325	10.482	1*
2016	N/A	N/A	N/A	10.199	10.633	134	12.446	13.008	298	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.633	12.051	118	13.008	14.780	287	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.051	10.923	112	14.780	13.430	272	11.277	11.327	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA International Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.852	10.277	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.277	12.011	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.533	10.302	8	12.011	14.382	20	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.302	9.575	4	14.382	13.400	24	N/A	N/A	N/A
2015	10.133	9.197	1*	9.575	9.336	6	13.400	13.098	25	N/A	N/A	N/A
2016	9.197	9.150	1*	9.336	9.307	11	13.098	13.090	24	N/A	N/A	N/A
2017	9.150	11.239	1*	9.307	11.455	11	13.090	16.152	21	N/A	N/A	N/A
2018	11.239	9.554	1*	11.455	9.758	11	16.152	13.792	29	N/A	N/A	N/A
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.956	9.223	1*	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.223	8.784	1*	9.489	8.828	6	N/A	N/A	N/A
2016	8.349	8.311	1*	8.784	8.361	11	8.828	8.424	94	N/A	N/A	N/A
2017	8.311	10.174	1*	8.361	10.256	12	8.424	10.359	91	9.591	10.380	1*
2018	10.174	8.799	1*	10.256	8.888	10	10.359	9.000	85	10.380	9.022	1*
LVIP SSGA Large Cap 100 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.987	11.097	1*	11.018	11.156	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.097	12.293	2	11.156	12.389	18	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.293	16.483	2	12.389	16.653	24	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.483	18.992	5	16.653	19.236	25	N/A	N/A	N/A
2015	18.480	17.604	2	18.992	17.871	7	19.236	18.146	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.871	21.437	6	18.146	21.822	29	17.179	21.992	1*
2017	N/A	N/A	N/A	21.437	25.131	8	21.822	25.645	34	21.992	25.859	1*
2018	N/A	N/A	N/A	25.131	22.050	6	25.645	22.558	31	25.859	22.757	1*
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.599	10.922	1*	10.453	10.940	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.922	11.482	4	10.940	11.529	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.482	10.749	14	11.529	10.820	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.749	11.480	14	10.820	11.585	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.480	13.722	13	11.585	13.882	17	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.722	12.916	13	13.882	13.099	17	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.461	12.577	1*	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.577	11.003	1*	13.245	11.062	3	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.688	10.552	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.133	11.594	4	10.552	11.664	52	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.594	12.871	5	11.664	12.981	57	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.871	13.265	13	12.981	13.412	46	N/A	N/A	N/A
2015	13.317	12.763	23	13.265	12.902	34	13.412	13.078	69	N/A	N/A	N/A
2016	12.763	13.407	22	12.902	13.581	46	13.078	13.800	89	N/A	N/A	N/A
2017	13.407	15.130	5	13.581	15.356	49	13.800	15.643	90	N/A	N/A	N/A
2018	15.130	13.970	2	15.356	14.207	58	15.643	14.509	88	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.579	10.473	5	10.590	10.510	28	N/A	N/A	N/A
2012	11.158	11.372	60	10.473	11.427	24	10.510	11.497	188	11.118	11.511	2
2013	11.372	12.639	88	11.427	12.725	79	11.497	12.834	389	11.511	12.856	17
2014	12.639	13.142	105	12.725	13.259	103	12.834	13.406	513	12.856	13.436	16
2015	13.142	12.597	115	13.259	12.734	121	13.406	12.908	615	13.436	12.943	15
2016	12.597	13.561	124	12.734	13.736	184	12.908	13.958	725	12.943	14.003	13
2017	13.561	15.114	118	13.736	15.341	177	13.958	15.628	754	14.003	15.686	50
2018	15.114	13.829	118	15.341	14.064	175	15.628	14.363	692	15.686	14.423	46

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.646	11.660	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.660	13.247	27	N/A	N/A	N/A
2014	13.133	13.366	1*	N/A	N/A	N/A	13.247	13.634	49	N/A	N/A	N/A
2015	13.366	12.899	2	13.769	13.039	3	13.634	13.217	52	N/A	N/A	N/A
2016	12.899	13.644	2	13.039	13.820	3	13.217	14.043	58	N/A	N/A	N/A
2017	13.644	15.721	2	13.820	15.956	3	14.043	16.254	44	N/A	N/A	N/A
2018	15.721	14.337	2	15.956	14.580	3	16.254	14.890	44	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.866	10.517	2	10.875	10.547	1*	10.886	10.584	68	N/A	N/A	N/A
2012	10.517	11.541	13	10.547	11.596	19	10.584	11.667	137	N/A	N/A	N/A
2013	11.541	13.093	13	11.596	13.183	27	11.667	13.296	158	N/A	N/A	N/A
2014	13.093	13.579	14	13.183	13.700	54	13.296	13.852	182	N/A	N/A	N/A
2015	13.579	12.911	18	13.700	13.052	71	13.852	13.230	188	13.034	13.265	1*
2016	12.911	14.051	27	13.052	14.232	71	13.230	14.463	202	N/A	N/A	N/A
2017	14.051	15.904	27	14.232	16.142	85	14.463	16.444	238	N/A	N/A	N/A
2018	15.904	14.382	27	16.142	14.627	81	16.444	14.938	225	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.936	9.969	1*	8.755	8.802	6	11.105	11.192	10	N/A	N/A	N/A
2012	9.969	11.358	1*	8.802	10.048	19	11.192	12.808	24	N/A	N/A	N/A
2013	11.358	14.770	1*	10.048	13.093	56	12.808	16.731	73	N/A	N/A	N/A
2014	14.770	16.504	1*	13.093	14.659	59	16.731	18.780	66	N/A	N/A	N/A
2015	16.504	16.448	1*	14.659	14.639	37	18.780	18.801	59	15.076	15.044	2
2016	16.448	18.108	5	14.639	16.149	36	18.801	20.792	125	15.044	16.646	2
2017	18.108	21.686	6	16.149	19.378	37	20.792	25.012	126	16.646	20.035	2
2018	21.686	20.372	6	19.378	18.241	38	25.012	23.603	65	20.035	18.916	2
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	10.039	10.072	1*	10.051	10.089	7	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2010	N/A	N/A	N/A	9.129	9.268	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.268	8.731	4	11.235	10.611	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.731	9.988	7	10.611	12.169	17	8.909	10.158	1*
2013	11.547	13.418	3	9.988	13.597	37	12.169	16.607	79	10.158	13.870	19
2014	13.418	13.836	3	13.597	14.049	38	16.607	17.202	73	13.870	14.374	19
2015	13.836	12.988	3	14.049	13.213	36	17.202	16.219	69	14.374	13.560	19
2016	12.988	15.440	1*	13.213	15.740	32	16.219	19.369	63	13.560	16.201	19
2017	15.440	17.371	1*	15.740	17.744	32	19.369	21.890	57	16.201	18.319	19
2018	17.371	15.167	1*	17.744	15.524	32	21.890	19.199	55	18.319	16.075	18
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	13.676	13.201	1*	11.256	10.893	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.201	14.832	1*	10.893	12.269	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.832	19.691	1*	12.269	16.329	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.691	20.273	1*	16.329	16.854	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.273	18.641	2	16.854	15.536	17	20.625	19.068	1*
2016	N/A	N/A	N/A	18.641	23.937	2	15.536	20.000	17	19.068	24.558	1*
2017	N/A	N/A	N/A	23.937	25.124	2	20.000	21.044	19	24.558	25.854	1*
2018	N/A	N/A	N/A	25.124	21.463	3	21.044	18.023	16	25.854	22.153	1*
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	10.401	11.191	4	10.905	11.208	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.191	10.893	4	11.208	10.938	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.893	9.819	10	10.938	9.884	19	11.133	9.896	1*
2016	N/A	N/A	N/A	9.819	11.184	22	9.884	11.287	53	9.896	11.305	1*
2017	N/A	N/A	N/A	11.184	12.603	18	11.287	12.750	62	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.603	11.304	18	12.750	11.464	53	12.867	11.495	1*

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.235	8.947	3	9.302	9.030	29	11.508	11.200	50	N/A	N/A	N/A
2012	8.947	10.428	3	9.030	10.546	35	11.200	13.113	77	N/A	N/A	N/A
2013	10.428	14.284	3	10.546	14.475	42	13.113	18.043	87	13.937	14.765	1*
2014	14.284	15.298	8	14.475	15.532	43	18.043	19.410	93	14.765	15.891	1*
2015	15.298	16.686	11	15.532	16.976	51	19.410	21.267	111	15.891	17.421	2
2016	16.686	16.667	12	16.976	16.991	54	21.267	21.339	113	17.421	17.488	2
2017	16.667	21.951	12	16.991	22.423	56	21.339	28.232	99	17.488	23.149	3
2018	21.951	21.382	11	22.423	21.886	53	28.232	27.624	90	23.149	22.662	2
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.998	11.947	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.521	10.931	16	11.947	11.365	48	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.931	12.550	15	11.365	13.080	66	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.550	16.698	13	13.080	17.446	64	16.267	17.058	1*
2014	20.499	21.570	4	16.698	18.391	13	17.446	19.264	68	N/A	N/A	N/A
2015	21.570	21.696	4	18.391	18.535	12	19.264	19.463	60	20.322	19.049	1*
2016	21.696	22.988	4	18.535	19.678	10	19.463	20.715	65	19.049	20.284	1*
2017	22.988	28.248	4	19.678	24.231	9	20.715	25.572	62	20.284	25.053	1*
2018	28.248	26.975	4	24.231	23.185	9	25.572	24.529	58	25.053	24.043	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	9.935	9.540	2	10.028	9.553	57	10.070	9.569	500	9.992	9.572	3
2016	9.540	9.781	4	9.553	9.813	403	9.569	9.854	1621	9.572	9.863	14
2017	9.781	11.102	1*	9.813	11.162	425	9.854	11.237	1863	9.863	11.252	13
2018	11.102	10.432	1*	11.162	10.508	383	11.237	10.605	1798	11.252	10.625	13
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.633	9.382	1*	10.088	9.397	19	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.382	10.665	11	9.397	10.709	70	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.665	13.741	11	10.709	13.832	80	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.741	15.220	19	13.832	15.359	84	N/A	N/A	N/A
2015	15.449	14.839	1*	15.220	14.977	22	15.359	15.152	87	15.743	15.187	1*
2016	14.839	16.393	1*	14.977	16.579	26	15.152	16.813	88	15.187	16.861	1*
2017	16.393	19.406	1*	16.579	19.666	27	16.813	19.994	94	16.861	20.061	1*
2018	19.406	18.174	1*	19.666	18.454	24	19.994	18.809	94	20.061	18.881	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.452	8.371	1*	9.917	8.385	12	8.647	8.387	1*
2012	N/A	N/A	N/A	8.371	9.861	6	8.385	9.901	51	8.387	9.909	1*
2013	N/A	N/A	N/A	9.861	11.169	6	9.901	11.243	66	9.909	11.258	1*
2014	N/A	N/A	N/A	11.169	10.513	6	11.243	10.609	85	11.258	10.628	1*
2015	N/A	N/A	N/A	10.513	10.072	17	10.609	10.189	91	10.628	10.212	1*
2016	N/A	N/A	N/A	10.072	10.311	30	10.189	10.457	87	10.212	10.486	1*
2017	N/A	N/A	N/A	10.311	13.059	29	10.457	13.277	104	10.486	13.321	1*
2018	N/A	N/A	N/A	13.059	10.994	29	13.277	11.206	107	13.321	11.249	1*
LVIP VIP Mid Cap Managed Volatility(7)
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.862	9.577	7	10.426	9.616	7	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.577	10.411	7	9.616	10.478	7	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2010	N/A	N/A	N/A	9.443	9.680	20	11.437	11.665	63	9.797	9.786	1*
2011	9.613	8.616	24	9.680	8.694	985	11.665	10.503	3,190	9.786	8.815	24
2012	8.616	10.106	27	8.694	10.218	1,185	10.503	12.375	4,012	8.815	10.392	33
2013	10.106	13.541	30	10.218	13.718	1,070	12.375	16.655	3,514	10.392	13.992	45
2014	13.541	14.856	32	13.718	15.080	993	16.655	18.355	3119	13.992	15.429	45
2015	14.856	16.014	29	15.080	16.288	889	18.355	19.875	2703	15.429	16.714	40
2016	16.014	15.791	29	16.288	16.094	839	19.875	19.687	2550	16.714	16.565	42
2017	15.791	21.135	23	16.094	21.584	704	19.687	26.468	2063	16.565	22.282	40
2018	21.135	21.103	22	21.584	21.594	587	26.468	26.547	1713	22.282	22.359	31

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Wellington Mid-Cap Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.723	7.808	19	11.616	10.423	34	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.808	9.566	21	10.423	12.803	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.566	12.668	16	12.803	16.996	44	12.293	12.921	1*
2014	N/A	N/A	N/A	12.668	13.540	15	16.996	18.212	48	12.921	13.853	1*
2015	N/A	N/A	N/A	13.540	13.163	18	18.212	17.749	45	13.853	13.508	1*
2016	12.242	14.413	8	13.163	14.691	24	17.749	19.859	58	13.508	15.121	1*
2017	14.413	16.105	9	14.691	16.449	32	19.859	22.291	62	15.121	16.981	1*
2018	16.105	13.559	8	16.449	13.877	33	22.291	18.852	62	16.981	14.368	2
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.807	9.650	8	11.375	11.221	43	N/A	N/A	N/A
2012	10.065	11.079	2	9.650	11.180	9	11.221	13.032	57	N/A	N/A	N/A
2013	11.079	14.934	2	11.180	15.100	14	13.032	17.647	65	14.796	15.352	1*
2014	14.934	16.030	7	15.100	16.240	51	17.647	19.027	142	15.352	16.561	2
2015	16.030	16.987	13	16.240	17.244	74	19.027	20.253	171	16.561	17.637	3
2016	16.987	17.141	17	17.244	17.436	77	20.253	20.530	185	17.637	17.887	3
2017	17.141	22.189	19	17.436	22.617	66	20.530	26.697	164	17.887	23.272	3
2018	22.189	22.442	18	22.617	22.920	54	26.697	27.123	145	23.272	23.655	3
MFS® VIT Total Return Series - Service Class
2016	15.376	16.116	1*	14.419	14.914	9	15.425	15.975	19	N/A	N/A	N/A
2017	16.116	17.829	5	14.914	16.533	13	15.975	17.753	67	N/A	N/A	N/A
2018	17.829	16.573	5	16.533	15.400	16	17.753	16.578	73	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.505	10.697	3	10.260	10.260	1*
2011	N/A	N/A	N/A	10.134	10.187	53	10.697	10.780	146	10.260	10.345	1*
2012	N/A	N/A	N/A	10.187	11.183	56	10.780	11.863	152	10.345	11.390	1*
2013	N/A	N/A	N/A	11.183	12.411	55	11.863	13.178	147	11.390	12.654	1*
MFS® VIT Utilities Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.434	11.672	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.914	12.557	28	11.672	12.332	128	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.557	14.068	38	12.332	13.850	183	12.728	14.328	12
2013	N/A	N/A	N/A	14.068	16.735	41	13.850	16.517	177	14.328	17.096	1*
2014	24.889	25.295	2	16.735	18.624	48	16.517	18.428	171	17.096	19.084	1*
2015	25.295	21.294	4	18.624	15.710	49	18.428	15.584	201	19.084	16.146	1*
2016	21.294	23.392	2	15.710	17.293	50	15.584	17.197	192	16.146	17.826	1*
2017	23.392	26.449	3	17.293	19.592	45	17.197	19.532	175	17.826	20.257	1*
2018	26.449	26.332	3	19.592	19.545	44	19.532	19.533	159	20.257	20.268	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2010	N/A	N/A	N/A	14.861	15.425	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	15.375	14.039	2	15.425	14.112	11	13.265	12.166	13	N/A	N/A	N/A
2012	14.039	14.575	2	14.112	14.681	12	12.166	12.688	12	N/A	N/A	N/A
2013	14.575	12.275	1*	14.681	12.389	11	12.688	10.734	13	N/A	N/A	N/A
2014	12.275	9.866	1*	12.389	9.977	9	10.734	8.666	13	11.721	10.147	1*
2015	9.866	7.243	2	9.977	7.339	10	8.666	6.391	23	N/A	N/A	N/A
2016	7.243	8.216	15	7.339	8.343	13	6.391	7.283	24	N/A	N/A	N/A
2017	8.216	8.280	15	8.343	8.425	14	7.283	7.373	21	8.212	8.645	3
2018	8.280	7.016	15	8.425	7.153	13	7.373	6.275	20	8.645	7.362	3
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	10.720	11.673	2	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.673	11.189	2	11.757	11.249	1*	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	18.205	17.784	1*	10.061	9.944	14	18.455	18.222	1*
2015	N/A	N/A	N/A	17.784	16.841	3	9.944	9.440	32	18.222	17.308	1*
2016	17.031	18.110	1*	16.841	17.154	1*	9.440	9.640	45	17.308	17.683	1*
2017	18.110	18.229	1*	17.154	17.302	5	9.640	9.748	45	17.683	17.889	1*
2018	18.229	18.352	1*	17.302	17.453	6	9.748	9.857	38	17.889	18.099	1*
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(7)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.

Appendix C—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased as part of a Fee-Based Financial Plan on or after June 30, 2010 and prior to May 22, 2017 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.132	8.471	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.471	9.530	12	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.530	11.639	11	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.639	12.120	11	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.723	12.085	11	12.120	12.360	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.360	12.172	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.172	16.483	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	16.483	14.743	1*	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.448	10.367	1*	11.567	10.501	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.367	12.172	10	10.501	12.360	26	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.172	16.603	1*	12.360	16.901	35	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.603	17.926	2	16.901	18.294	31	15.661	17.663	1*
2015	N/A	N/A	N/A	17.926	16.754	2	18.294	17.140	30	17.663	16.558	3
2016	N/A	N/A	N/A	16.754	20.720	6	17.140	21.251	33	16.558	20.539	2
2017	N/A	N/A	N/A	20.720	23.173	2	21.251	23.827	27	20.539	23.040	2
2018	N/A	N/A	N/A	23.173	19.453	2	23.827	20.052	24	23.040	19.399	2
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.312	10.454	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.454	11.801	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.801	11.264	4	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
C-1

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Small Capitalization Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class III
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.694	12.153	208	N/A	N/A	N/A
2012	12.890	13.063	2	12.731	13.158	8	12.153	13.278	241	N/A	N/A	N/A
2013	13.063	14.783	2	13.158	14.920	9	13.278	15.093	255	N/A	N/A	N/A
2014	14.783	14.904	2	14.920	15.073	10	15.093	15.285	253	13.217	13.342	6
2015	14.904	14.593	2	15.073	14.788	6	15.285	15.034	266	13.342	13.130	6
2016	14.593	14.983	2	14.788	15.213	5	15.034	15.505	194	13.130	13.548	3
2017	14.983	16.844	2	15.213	17.144	5	15.505	17.516	183	13.548	15.313	3
2018	16.844	15.397	2	17.144	15.702	5	17.516	16.084	167	15.313	14.066	1*
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.052	10.590	1*	10.654	10.607	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.590	10.704	1*	10.607	10.748	14	10.763	10.756	2
2016	N/A	N/A	N/A	10.704	11.574	1*	10.748	11.651	4	10.756	11.666	3
2017	N/A	N/A	N/A	11.574	12.910	1*	N/A	N/A	N/A	11.666	13.051	3
2018	N/A	N/A	N/A	12.910	11.157	1*	N/A	N/A	N/A	13.051	11.313	3
C-2

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.728	14.479	58	N/A	N/A	N/A
2012	14.778	15.344	1*	14.319	15.142	9	14.479	15.374	134	N/A	N/A	N/A
2013	15.344	14.960	1*	15.142	14.793	15	15.374	15.057	201	11.265	11.369	4
2014	14.960	15.534	1*	14.793	15.391	43	15.057	15.705	233	11.369	11.864	14
2015	15.534	15.158	6	15.391	15.049	15	15.705	15.394	268	11.864	11.635	25
2016	15.158	15.484	1*	15.049	15.404	17	15.394	15.797	297	11.635	11.945	29
2017	15.484	16.061	1*	15.404	16.012	32	15.797	16.462	323	11.945	12.455	27
2018	16.061	15.522	1*	16.012	15.506	23	16.462	15.982	249	12.455	12.097	25
Delaware VIP® Emerging Markets Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.921	12.017	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.017	9.551	33	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.583	10.684	1*	9.551	10.835	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.684	11.632	1*	10.835	11.826	49	12.321	12.262	1*
2014	N/A	N/A	N/A	11.632	10.576	2	11.826	10.779	61	12.262	11.181	3
2015	N/A	N/A	N/A	10.576	8.932	1*	10.779	9.127	49	11.181	9.472	7
2016	N/A	N/A	N/A	8.932	10.063	1*	9.127	10.308	45	9.472	10.703	6
2017	N/A	N/A	N/A	10.063	13.985	8	10.308	14.361	54	10.703	14.919	6
2018	N/A	N/A	N/A	13.985	11.638	2	14.361	11.981	85	14.919	12.453	6
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.948	11.896	13	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.775	11.966	1*	11.896	12.121	42	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.966	12.160	3	12.121	12.347	39	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.160	11.891	2	12.347	12.104	146	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.891	11.955	11	12.104	12.199	139	10.392	10.455	22
2015	N/A	N/A	N/A	11.955	11.922	4	12.199	12.196	139	10.455	10.458	18
2016	N/A	N/A	N/A	11.922	12.020	10	12.196	12.327	148	10.458	10.575	11
2017	N/A	N/A	N/A	12.020	12.140	5	12.327	12.482	131	10.575	10.713	11
2018	N/A	N/A	N/A	12.140	12.038	5	12.482	12.408	120	10.713	10.655	8
Delaware VIP® REIT Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.550	9.397	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.397	10.887	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.189	10.829	1*	10.887	11.024	12	14.458	14.281	1*
2014	N/A	N/A	N/A	10.829	13.857	1*	11.024	14.142	32	14.281	18.329	3
2015	15.649	15.747	1*	13.857	14.217	2	14.142	14.545	40	18.329	18.861	3
2016	N/A	N/A	N/A	14.217	14.881	2	14.545	15.262	38	18.861	19.801	5
2017	N/A	N/A	N/A	14.881	14.934	2	15.262	15.355	30	19.801	19.932	3
2018	N/A	N/A	N/A	14.934	13.688	2	15.355	14.109	20	19.932	18.324	3
Delaware VIP® Small Cap Value Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.323	11.844	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.769	11.478	11	11.844	11.580	23	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.478	12.926	1*	11.580	13.073	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.926	17.059	1*	13.073	17.297	28	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.059	17.856	6	17.297	18.150	31	16.502	18.075	1*
2015	N/A	N/A	N/A	17.856	16.552	2	18.150	16.867	29	18.075	16.806	2
2016	N/A	N/A	N/A	16.552	21.503	5	16.867	21.968	25	16.806	21.899	2
2017	N/A	N/A	N/A	21.503	23.816	1*	21.968	24.391	21	21.899	24.327	2
2018	N/A	N/A	N/A	23.816	19.604	2	24.391	20.127	22	24.327	20.084	2
Delaware VIP® Smid Cap Core Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.642	12.450	9	11.763	12.610	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.450	13.660	2	12.610	13.870	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.660	19.084	1*	13.870	19.427	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.084	19.456	1*	19.427	19.855	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	19.456	20.691	7	19.855	21.168	25	N/A	N/A	N/A
2016	N/A	N/A	N/A	20.691	22.149	1*	21.168	22.717	25	23.434	23.694	1*
2017	N/A	N/A	N/A	22.149	25.986	1*	22.717	26.718	17	23.694	27.882	1*
2018	N/A	N/A	N/A	25.986	22.559	1*	26.718	23.253	17	27.882	24.280	1*
C-3

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.043	10.700	11	10.147	10.838	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.700	12.296	4	10.838	12.485	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.296	16.383	3	12.485	16.677	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.383	18.263	3	16.677	18.638	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.263	19.019	8	18.638	19.457	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	19.019	17.813	1*	19.457	18.269	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.813	22.615	6	18.269	23.252	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	22.615	21.674	1*	23.252	22.340	5	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.644	9.360	12	8.734	9.480	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.480	10.779	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.491	14.031	2	10.779	14.283	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.031	15.811	1*	14.283	16.134	12	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.811	15.569	3	16.134	15.927	25	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.569	17.639	1*	15.927	18.090	52	23.260	23.544	1*
2017	N/A	N/A	N/A	17.639	19.847	1*	18.090	20.406	51	23.544	26.571	1*
2018	N/A	N/A	N/A	19.847	19.079	1*	20.406	19.665	58	26.571	25.621	1*
DWS Alternative Asset Allocation VIP Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.874	12.392	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.392	13.464	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.009	13.322	1*	13.464	13.477	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.322	13.630	1*	13.477	13.823	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.630	12.625	1*	13.823	12.835	17	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.625	13.136	1*	12.835	13.388	12	10.967	11.599	1*
2017	N/A	N/A	N/A	13.136	13.930	1*	13.388	14.234	10	11.599	12.338	1*
2018	N/A	N/A	N/A	13.930	12.515	1*	14.234	12.820	10	12.338	11.118	1*
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.643	7.920	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.920	9.472	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.472	10.610	1*	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.322	9.945	1*	10.429	10.073	58	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.945	11.447	4	10.073	11.623	89	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.447	14.856	4	11.623	15.122	108	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.856	16.438	5	15.122	16.775	103	16.260	18.356	1*
2015	17.831	17.132	6	16.438	16.359	5	16.775	16.735	116	18.356	18.322	5
2016	N/A	N/A	N/A	16.359	17.466	3	16.735	17.912	113	18.322	19.620	4
2017	N/A	N/A	N/A	17.466	21.046	4	17.912	21.638	101	19.620	23.713	4
2018	N/A	N/A	N/A	21.046	19.472	3	21.638	20.070	85	23.713	22.006	4
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.264	11.316	2	11.412	11.488	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.488	15.522	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.949	16.780	8	15.522	17.120	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.780	17.778	1*	17.120	18.183	12	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.778	17.715	1*	18.183	18.165	12	21.061	21.170	1*
2017	N/A	N/A	N/A	17.715	23.671	2	18.165	24.330	13	21.170	28.370	1*
2018	N/A	N/A	N/A	23.671	23.354	1*	24.330	24.068	11	28.370	28.085	1*
C-4

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.320	12.348	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.222	10.798	1*	12.348	10.937	42	N/A	N/A	N/A
2012	12.389	12.619	1*	10.798	12.259	4	10.937	12.448	51	N/A	N/A	N/A
2013	12.619	16.957	1*	12.259	16.507	14	12.448	16.804	53	15.334	16.186	1*
2014	16.957	17.783	1*	16.507	17.346	6	16.804	17.702	52	16.186	17.060	1*
2015	17.783	17.302	1*	17.346	16.911	14	17.702	17.301	67	17.060	16.682	2
2016	17.302	19.154	1*	16.911	18.758	4	17.301	19.238	68	16.682	18.559	3
2017	19.154	22.833	1*	18.758	22.407	4	19.238	23.039	66	18.559	22.237	3
2018	22.833	19.247	1*	22.407	18.926	4	23.039	19.508	59	22.237	18.838	3
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.640	10.984	1*	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.080	11.270	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.775	12.423	1*	11.270	12.614	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.423	14.028	1*	12.614	14.280	19	N/A	N/A	N/A
2014	15.692	15.059	7	14.028	14.544	1*	14.280	14.842	48	N/A	N/A	N/A
2015	15.059	13.844	12	14.544	13.397	1*	14.842	13.706	60	N/A	N/A	N/A
2016	13.844	15.612	14	13.397	15.139	1*	13.706	15.526	49	N/A	N/A	N/A
2017	15.612	16.935	15	15.139	16.455	1*	15.526	16.918	47	N/A	N/A	N/A
2018	16.935	16.029	15	16.455	15.605	1*	16.918	16.085	77	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.024	8.850	2	9.117	8.964	45	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.850	10.020	5	8.964	10.174	86	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.020	12.736	5	10.174	12.965	85	14.889	15.416	1*
2014	N/A	N/A	N/A	12.736	13.521	5	12.965	13.798	92	15.416	16.415	2
2015	N/A	N/A	N/A	13.521	12.738	2	13.798	13.032	81	16.415	15.512	8
2016	N/A	N/A	N/A	12.738	14.652	2	13.032	15.027	74	15.512	17.895	5
2017	N/A	N/A	N/A	14.652	15.732	2	15.027	16.175	65	17.895	19.272	5
2018	N/A	N/A	N/A	15.732	14.178	2	16.175	14.614	54	19.272	17.420	5
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.052	11.422	15	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.422	10.309	15	N/A	N/A	N/A
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.285	9.671	14	9.401	9.674	3
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.671	9.357	14	9.674	9.365	3
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.357	9.232	26	9.365	9.244	2
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.232	11.256	33	9.244	11.277	2
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.256	9.483	19	11.277	9.507	2
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.811	10.011	9	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.801	9.870	2	10.011	9.924	9	N/A	N/A	N/A
C-5

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.423	9.482	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.482	9.971	16	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	9.971	11.575	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.575	10.774	22	N/A	N/A	N/A
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2014	10.830	11.253	1*	10.136	11.275	1*	10.354	11.303	8	10.424	11.309	1*
2015	N/A	N/A	N/A	11.275	10.700	1*	11.303	10.754	34	11.309	10.765	1*
2016	N/A	N/A	N/A	10.700	12.453	10	10.754	12.547	43	10.765	12.566	1*
2017	N/A	N/A	N/A	12.453	13.993	3	12.547	14.134	69	12.566	14.162	1*
2018	N/A	N/A	N/A	13.993	12.363	3	14.134	12.519	63	14.162	12.550	1*
LVIP American Global Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.484	12.422	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.422	11.199	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.152	13.502	10	11.199	13.586	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.502	17.220	9	13.586	17.370	10	16.444	17.401	1*
2014	N/A	N/A	N/A	17.220	17.385	4	17.370	17.580	13	17.401	17.619	1*
2015	N/A	N/A	N/A	17.385	18.362	6	17.580	18.615	39	17.619	18.674	1*
2016	N/A	N/A	N/A	18.362	18.240	5	18.615	18.538	22	18.674	18.604	1*
2017	N/A	N/A	N/A	18.240	23.679	9	18.538	24.126	34	18.604	24.225	1*
2018	23.681	20.905	4	23.679	21.263	7	24.126	21.718	41	24.225	21.819	1*
LVIP American Global Small Capitalization Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.810	10.248	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.602	11.914	1*	10.248	11.989	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.914	15.088	10	11.989	15.221	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.088	15.206	6	15.221	15.378	11	N/A	N/A	N/A
2015	14.720	14.883	4	15.206	15.047	14	15.378	15.256	22	17.570	15.298	1*
2016	N/A	N/A	N/A	15.047	15.163	6	15.256	15.412	13	15.298	15.462	2
2017	N/A	N/A	N/A	15.163	18.847	11	15.412	19.204	15	15.462	19.276	1*
2018	N/A	N/A	N/A	18.847	16.642	7	19.204	17.000	18	19.276	17.072	1*
LVIP American Growth Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.539	11.875	31	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.528	13.770	2	11.875	13.857	34	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.770	17.693	4	13.857	17.849	32	17.100	17.880	1*
2014	N/A	N/A	N/A	17.693	18.960	7	17.849	19.176	35	17.880	19.218	3
2015	N/A	N/A	N/A	18.960	20.006	14	19.176	20.283	50	19.218	20.339	4
2016	19.586	21.352	10	20.006	21.631	7	20.283	21.986	54	20.339	22.057	3
2017	21.352	26.995	9	21.631	27.402	8	21.986	27.922	51	22.057	28.027	3
2018	26.995	26.529	9	27.402	26.983	8	27.922	27.564	63	28.027	27.681	3
LVIP American Growth-Income Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.221	11.871	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.887	13.718	2	11.871	13.804	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.718	18.084	4	13.804	18.243	26	17.384	18.275	1*
2014	18.990	19.584	4	18.084	19.762	9	18.243	19.985	31	18.275	20.029	1*
2015	19.584	19.587	5	19.762	19.804	10	19.985	20.078	53	N/A	N/A	N/A
2016	19.587	21.534	10	19.804	21.816	10	20.078	22.173	44	19.770	22.241	2
2017	21.534	25.975	10	21.816	26.367	9	22.173	26.866	45	22.241	26.963	2
2018	25.975	25.138	10	26.367	25.569	9	26.866	26.119	55	26.963	26.225	2
LVIP American International Fund - Service Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.774	12.315	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.299	10.442	1*	12.315	10.482	36	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.442	12.154	3	10.482	12.232	40	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.154	14.593	4	12.232	14.724	56	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.593	14.028	10	14.724	14.189	63	14.188	14.221	6
2015	N/A	N/A	N/A	14.028	13.230	10	14.189	13.415	60	14.221	13.452	2
2016	N/A	N/A	N/A	13.230	13.524	10	13.415	13.748	45	13.452	13.792	3
2017	N/A	N/A	N/A	13.524	17.645	16	13.748	17.981	58	13.792	18.049	3
2018	N/A	N/A	N/A	17.645	15.126	11	17.981	15.453	72	18.049	15.519	3
C-6

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Baron Growth Opportunities Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.651	10.980	1*	10.761	11.121	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.980	12.867	9	11.121	13.065	20	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.867	17.861	9	13.065	18.181	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.861	18.560	3	18.181	18.940	27	18.795	20.533	3
2015	18.829	19.280	3	18.560	17.516	3	18.940	17.919	31	20.533	19.436	2
2016	N/A	N/A	N/A	17.516	18.326	3	17.919	18.795	31	19.436	20.396	1*
2017	N/A	N/A	N/A	18.326	23.109	4	18.795	23.759	28	20.396	25.797	1*
2018	N/A	N/A	N/A	23.109	22.001	3	23.759	22.677	23	25.797	24.632	1*
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.204	8.887	18	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.887	10.303	37	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.109	11.858	3	10.303	12.071	86	13.421	14.735	2
2014	N/A	N/A	N/A	11.858	12.131	7	12.071	12.380	99	14.735	15.120	7
2015	N/A	N/A	N/A	12.131	11.410	3	12.380	11.673	126	15.120	14.264	2
2016	N/A	N/A	N/A	11.410	12.628	8	11.673	12.951	185	14.264	15.834	2
2017	N/A	N/A	N/A	12.628	14.535	5	12.951	14.945	169	15.834	18.279	1*
2018	N/A	N/A	N/A	14.535	13.233	5	14.945	13.640	138	18.279	16.692	1*
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.237	11.008	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.802	10.014	1*	11.008	10.048	39	10.076	10.055	1*
2014	10.371	9.371	1*	10.014	9.415	7	10.048	9.470	71	10.055	9.482	7
2015	N/A	N/A	N/A	9.415	7.911	7	9.470	7.977	109	9.482	7.991	7
2016	N/A	N/A	N/A	7.911	8.368	9	7.977	8.458	126	7.991	8.476	5
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2013	N/A	N/A	N/A	9.929	10.454	1*	9.819	10.471	88	N/A	N/A	N/A
2014	10.381	10.269	1*	10.454	10.303	7	10.471	10.345	259	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.303	9.736	3	10.345	9.800	332	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.736	9.889	3	9.800	9.980	331	9.702	9.998	2
2017	N/A	N/A	N/A	9.889	11.056	5	9.980	11.185	335	9.998	11.211	2
2018	N/A	N/A	N/A	11.056	10.128	6	11.185	10.272	271	11.211	10.301	2
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	10.280	10.181	26	10.048	10.197	59	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.181	11.496	25	10.197	11.544	90	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.496	11.013	24	11.544	11.086	124	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.143	11.246	60	10.159	11.292	37	N/A	N/A	N/A
2012	11.319	11.780	1*	11.246	11.842	33	11.292	11.919	54	N/A	N/A	N/A
2013	11.780	10.652	1*	11.842	10.730	7	11.919	10.827	57	N/A	N/A	N/A
2014	10.652	10.839	2	10.730	10.940	10	10.827	11.067	58	N/A	N/A	N/A
2015	10.839	10.397	2	10.940	10.515	10	11.067	10.664	60	N/A	N/A	N/A
2016	10.397	10.626	2	10.515	10.767	10	10.664	10.947	74	N/A	N/A	N/A
2017	10.626	10.713	2	10.767	10.877	9	10.947	11.086	103	N/A	N/A	N/A
2018	10.713	10.598	2	10.877	10.783	9	11.086	11.017	97	N/A	N/A	N/A
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.091	10.483	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.483	11.780	32	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	11.780	11.344	31	N/A	N/A	N/A
LVIP BlackRock U.S. Opportunities Managed Volatility(7)
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.919	9.047	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.047	9.528	21	N/A	N/A	N/A
C-7

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.639	10.501	2	10.166	10.527	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.527	10.016	43	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.710	10.731	3	10.016	10.812	55	10.248	10.829	1*
2017	N/A	N/A	N/A	10.731	12.827	3	10.812	12.955	52	10.829	12.983	6
2018	N/A	N/A	N/A	12.827	12.312	2	12.955	12.467	48	12.983	12.500	5
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.297	11.414	2	11.447	11.590	15	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.414	14.160	4	11.590	14.415	34	13.402	14.823	2
2014	N/A	N/A	N/A	14.160	14.748	6	14.415	15.050	41	14.823	15.484	3
2015	N/A	N/A	N/A	14.748	14.774	1*	15.050	15.115	63	15.484	15.559	3
2016	N/A	N/A	N/A	14.774	14.414	2	15.115	14.783	94	15.559	15.225	3
2017	N/A	N/A	N/A	14.414	17.972	3	14.783	18.479	107	15.225	19.048	2
2018	N/A	N/A	N/A	17.972	17.001	3	18.479	17.524	101	19.048	18.073	2
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.264	9.399	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.399	9.919	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.598	12.069	3	9.919	12.271	40	N/A	N/A	N/A
2014	10.614	10.891	4	12.069	11.058	12	12.271	11.271	69	14.411	13.387	1*
2015	N/A	N/A	N/A	11.058	10.473	8	11.271	10.701	84	13.387	12.716	1*
2016	N/A	N/A	N/A	10.473	10.586	11	10.701	10.845	140	12.716	12.894	1*
2017	N/A	N/A	N/A	10.586	13.140	14	10.845	13.495	162	12.894	16.052	1*
2018	N/A	N/A	N/A	13.140	13.039	13	13.495	13.425	140	16.052	15.976	1*
LVIP Clarion Global Real Estate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	7.517	6.787	2	7.586	6.866	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	6.787	8.366	3	6.866	8.485	30	N/A	N/A	N/A
2013	N/A	N/A	N/A	8.366	8.543	4	8.485	8.686	34	13.320	13.445	1*
2014	N/A	N/A	N/A	8.543	9.618	4	8.686	9.804	37	13.445	15.182	10
2015	N/A	N/A	N/A	9.618	9.392	1*	9.804	9.597	33	15.182	14.870	10
2016	N/A	N/A	N/A	9.392	9.396	1*	9.597	9.625	30	14.870	14.920	8
2017	N/A	N/A	N/A	9.396	10.297	1*	9.625	10.575	28	14.920	16.400	5
2018	N/A	N/A	N/A	10.297	9.330	1*	10.575	9.606	25	16.400	14.905	4
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.735	9.305	22	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.305	9.561	35	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.152	11.101	1*	9.561	11.174	32	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.101	10.356	1*	11.174	10.449	33	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.726	13.562	30	N/A	N/A	N/A
2012	13.766	14.255	1*	13.625	14.097	5	13.562	14.314	89	N/A	N/A	N/A
2013	14.255	13.727	1*	14.097	13.601	13	14.314	13.845	65	11.234	11.261	4
2014	13.727	14.337	2	13.601	14.235	18	13.845	14.526	144	11.261	11.821	4
2015	14.337	14.185	7	14.235	14.112	10	14.526	14.437	285	11.821	11.754	4
2016	14.185	14.362	1*	14.112	14.317	21	14.437	14.683	327	11.754	11.960	6
2017	14.362	14.774	1*	14.317	14.757	25	14.683	15.172	328	11.960	12.365	10
2018	14.774	14.440	1*	14.757	14.452	25	15.172	14.896	259	12.365	12.146	9
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.100	9.986	51	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.223	10.246	1*	9.986	10.314	78	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.246	10.206	4	10.314	10.299	182	10.269	10.318	6
2014	10.173	10.058	6	10.206	10.151	4	10.299	10.269	199	10.318	10.293	17
2015	10.058	9.851	3	10.151	9.963	3	10.269	10.104	228	10.293	10.132	17
2016	N/A	N/A	N/A	9.963	10.071	7	10.104	10.240	211	10.132	10.273	16
2017	N/A	N/A	N/A	10.071	10.208	3	10.240	10.405	188	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.208	10.119	3	10.405	10.340	188	N/A	N/A	N/A
C-8

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Social Awareness Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.412	9.355	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.355	10.651	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.651	14.272	1*	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.272	16.237	9	16.105	16.570	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.237	15.930	1*	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.930	16.776	1*	14.495	17.204	2	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.776	19.913	1*	17.204	20.472	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.913	18.769	1*	20.472	19.344	2	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.636	9.044	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.044	10.291	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.291	13.631	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.551	14.252	1*	13.631	14.525	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.252	14.112	1*	14.525	14.418	34	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.112	16.780	7	14.418	17.187	35	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.780	19.514	2	17.187	20.037	34	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.514	16.430	2	20.037	16.913	31	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.591	9.027	1*	8.751	9.030	4
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.027	9.349	12	9.030	9.357	10
2017	N/A	N/A	N/A	11.355	11.719	9	9.349	11.797	13	9.357	11.813	10
2018	N/A	N/A	N/A	11.719	9.552	1*	11.797	9.640	20	11.813	9.658	9
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.674	8.350	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.133	9.789	1*	8.350	9.828	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.789	11.140	1*	9.828	11.213	19	10.384	11.228	3
2014	11.460	10.113	11	11.140	10.186	1*	11.213	10.279	83	11.228	10.297	3
2015	10.113	9.581	5	10.186	9.670	1*	10.279	9.782	101	10.297	9.805	5
2016	N/A	N/A	N/A	9.670	9.748	1*	9.782	9.886	122	9.805	9.914	6
2017	N/A	N/A	N/A	9.748	12.157	15	9.886	12.360	70	9.914	12.401	8
2018	N/A	N/A	N/A	12.157	10.086	8	12.360	10.280	69	12.401	10.320	8
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.355	9.372	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.372	10.701	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.701	14.118	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.161	15.502	3	14.118	15.818	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	15.818	15.346	1*	17.606	18.114	8
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.346	17.382	11	18.114	20.528	11
2017	N/A	N/A	N/A	N/A	N/A	N/A	17.382	20.802	11	20.528	24.579	11
2018	N/A	N/A	N/A	N/A	N/A	N/A	20.802	19.096	2	24.579	22.574	10
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	9.404	9.423	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.423	10.904	29	9.737	10.913	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.904	12.783	29	10.913	12.801	6
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.783	11.449	17	12.801	11.470	6
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.431	9.412	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.412	10.951	36	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.951	14.020	58	12.888	14.038	4
2014	14.224	14.311	8	14.370	14.415	1*	14.020	14.546	213	14.038	14.573	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	14.546	13.319	208	14.573	13.350	1*
2016	N/A	N/A	N/A	13.062	14.464	3	13.319	14.669	225	13.350	14.711	1*
2017	N/A	N/A	N/A	14.464	17.040	8	14.669	17.324	127	14.711	17.382	1*
2018	N/A	N/A	N/A	17.040	15.532	4	17.324	15.832	124	17.382	15.892	1*
C-9

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.078	10.389	1*	10.339	10.406	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.389	10.655	4	10.406	10.698	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.655	10.242	6	10.698	10.309	62	10.368	10.323	5
2014	10.422	10.519	1*	10.242	10.596	11	10.309	10.692	337	10.323	10.712	5
2015	N/A	N/A	N/A	10.596	10.508	6	10.692	10.630	350	10.712	10.655	1*
2016	N/A	N/A	N/A	10.508	10.605	13	10.630	10.756	369	10.655	10.787	16
2017	N/A	N/A	N/A	10.605	10.793	13	10.756	10.973	154	10.787	11.011	17
2018	N/A	N/A	N/A	10.793	10.654	10	10.973	10.859	147	11.011	10.902	16
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.152	11.122	17	10.168	11.125	3
2014	N/A	N/A	N/A	11.242	11.644	2	11.122	11.692	74	11.125	11.701	5
2015	N/A	N/A	N/A	11.644	10.946	1*	11.692	11.018	138	11.701	11.032	5
2016	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.627	108	11.032	11.648	4
2017	N/A	N/A	N/A	12.274	13.547	1*	11.627	13.703	116	11.648	13.735	2
2018	N/A	N/A	N/A	13.547	12.598	1*	13.703	12.772	109	13.735	12.808	2
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.079	7.739	1*	8.152	7.829	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.739	9.273	14	7.829	9.405	32	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.273	10.995	9	9.405	11.178	111	14.522	15.494	2
2014	N/A	N/A	N/A	10.995	10.653	18	11.178	10.858	145	15.494	15.058	2
2015	N/A	N/A	N/A	10.653	9.686	9	10.858	9.897	123	15.058	13.732	2
2016	N/A	N/A	N/A	9.686	9.807	10	9.897	10.045	97	13.732	13.945	2
2017	N/A	N/A	N/A	9.807	11.770	8	10.045	12.086	105	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.770	10.572	8	12.086	10.883	104	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.025	10.340	1*	10.302	10.365	11	10.255	10.371	4
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.365	9.471	56	10.371	9.481	4
2016	N/A	N/A	N/A	9.398	10.363	1*	9.471	10.440	76	9.481	10.456	4
2017	N/A	N/A	N/A	10.363	11.382	1*	10.440	11.495	76	10.456	11.519	4
2018	N/A	N/A	N/A	11.382	10.512	1*	11.495	10.642	70	11.519	10.670	3
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.814	12.140	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.314	13.006	57	12.140	13.207	152	11.681	12.057	32
2013	N/A	N/A	N/A	13.006	14.111	63	13.207	14.365	118	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.111	14.744	66	14.365	15.047	137	13.683	13.750	4
2015	N/A	N/A	N/A	14.744	14.286	64	15.047	14.615	116	13.750	13.363	4
2016	N/A	N/A	N/A	14.286	14.830	58	14.615	15.211	106	13.363	13.914	2
2017	N/A	N/A	N/A	14.830	16.200	32	15.211	16.657	104	13.914	15.245	1*
2018	N/A	N/A	N/A	16.200	15.302	32	16.657	15.773	130	15.245	14.445	1*
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	11.545	11.697	2	10.354	11.064	57	10.475	11.234	553	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.064	12.419	105	11.234	12.642	1,473	N/A	N/A	N/A
2014	13.544	13.375	1*	12.419	12.702	122	12.642	12.962	1539	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.702	12.094	149	12.962	12.372	1447	14.012	13.316	4
2016	N/A	N/A	N/A	12.094	12.523	178	12.372	12.844	1224	13.316	13.830	1*
2017	N/A	N/A	N/A	12.523	14.315	134	12.844	14.718	1120	13.830	15.857	1*
2018	N/A	N/A	N/A	14.315	13.256	129	14.718	13.664	1073	15.857	14.728	1*
C-10

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Income Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.623	11.615	2	11.673	11.694	44	N/A	N/A	N/A
2012	11.919	12.279	1*	11.615	12.365	6	11.694	12.481	78	N/A	N/A	N/A
2013	12.279	11.773	1*	12.365	11.879	37	12.481	12.020	103	11.041	11.096	2
2014	11.773	11.840	6	11.879	11.971	24	12.020	12.143	120	11.096	11.215	13
2015	11.840	11.445	1*	11.971	11.595	20	12.143	11.791	136	11.215	10.895	21
2016	11.445	11.349	1*	11.595	11.521	20	11.791	11.745	128	10.895	10.858	19
2017	11.349	11.762	2	11.521	11.964	40	11.745	12.227	150	10.858	11.310	14
2018	11.762	11.825	2	11.964	12.053	26	12.227	12.349	138	11.310	11.428	13
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.272	11.301	2	N/A	N/A	N/A
2012	12.486	12.643	2	11.340	12.088	77	11.301	12.274	329	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.088	13.367	137	12.274	13.607	754	13.074	13.384	13
2014	N/A	N/A	N/A	13.367	13.762	136	13.607	14.044	1028	13.384	13.821	26
2015	N/A	N/A	N/A	13.762	13.145	140	14.044	13.448	1005	13.821	13.241	25
2016	N/A	N/A	N/A	13.145	13.559	99	13.448	13.905	836	13.241	13.699	22
2017	N/A	N/A	N/A	13.559	15.323	60	13.905	15.755	624	13.699	15.528	8
2018	N/A	N/A	N/A	15.323	14.325	57	15.755	14.765	564	15.528	14.560	7
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.368	10.278	1*	10.475	10.410	20	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.278	10.189	2	10.410	10.346	35	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.189	10.100	1*	10.346	10.281	86	9.815	9.796	26
2014	N/A	N/A	N/A	10.100	10.012	1*	10.281	10.217	27	9.796	9.740	1*
2015	N/A	N/A	N/A	10.012	9.924	1*	10.217	10.153	43	9.740	9.681	3
2016	N/A	N/A	N/A	9.924	9.838	1*	10.153	10.090	140	9.681	9.626	2
2017	N/A	N/A	N/A	9.838	9.768	1*	10.090	10.043	112	9.626	9.586	2
2018	N/A	N/A	N/A	9.768	9.790	1*	10.043	10.091	45	9.586	9.637	2
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	9.954	10.305	1*	10.018	10.321	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.305	9.684	2	10.321	9.724	28	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.684	10.629	2	9.724	10.700	58	9.948	10.715	1*
2017	N/A	N/A	N/A	10.629	11.666	2	10.700	11.772	50	10.715	11.793	1*
2018	N/A	N/A	N/A	11.666	10.507	2	11.772	10.629	49	N/A	N/A	N/A
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.282	10.381	2	10.100	10.386	2
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.381	9.395	21	10.386	9.404	2
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.395	9.881	19	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.279	11.438	1*	9.881	11.551	12	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.438	10.266	1*	11.551	10.393	9	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.869	11.073	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.073	12.611	17	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.744	13.198	2	12.611	13.318	34	13.272	13.343	1*
2014	N/A	N/A	N/A	13.198	13.418	3	13.318	13.574	28	13.343	13.605	1*
2015	N/A	N/A	N/A	13.418	12.743	3	13.574	12.923	57	13.605	12.959	1*
2016	N/A	N/A	N/A	12.743	14.267	3	12.923	14.505	41	12.959	14.553	4
2017	N/A	N/A	N/A	14.267	15.060	3	14.505	15.350	38	14.553	15.408	4
2018	N/A	N/A	N/A	15.060	14.463	3	15.350	14.778	44	15.408	14.841	4
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
C-11

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.401	9.152	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.973	10.173	11	9.152	10.317	21	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.173	12.488	3	10.317	12.697	44	13.972	15.142	1*
2014	12.419	13.160	1*	12.488	13.347	13	12.697	13.605	72	15.142	16.233	1*
2015	N/A	N/A	N/A	13.347	12.174	9	13.605	12.440	97	16.233	14.851	1*
2016	N/A	N/A	N/A	12.174	13.238	12	12.440	13.561	126	14.851	16.198	1*
2017	N/A	N/A	N/A	13.238	15.009	10	13.561	15.414	114	16.198	18.420	1*
2018	N/A	N/A	N/A	15.009	13.087	10	15.414	13.473	105	18.420	16.107	1*
LVIP MFS International Equity Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	9.823	10.092	1*	9.538	10.110	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.092	9.266	2	10.110	9.307	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.266	9.171	1*	9.307	9.234	78	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.171	8.948	4	9.234	9.032	100	9.183	9.050	1*
2017	N/A	N/A	N/A	8.948	11.405	8	9.032	11.541	144	9.050	11.570	1*
2018	N/A	N/A	N/A	11.405	10.348	8	11.541	10.497	144	11.570	10.527	1*
LVIP MFS International Growth Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.564	7.649	8	N/A	N/A	N/A
2012	8.393	8.825	2	8.394	8.925	2	7.649	9.052	11	N/A	N/A	N/A
2013	8.825	9.892	2	8.925	10.024	2	9.052	10.191	8	N/A	N/A	N/A
2014	9.892	9.266	2	10.024	9.408	2	10.191	9.590	16	N/A	N/A	N/A
2015	9.266	9.261	2	9.408	9.422	2	9.590	9.627	18	N/A	N/A	N/A
2016	9.261	9.288	2	9.422	9.468	2	9.627	9.699	17	14.959	14.076	1*
2017	9.288	12.083	2	9.468	12.343	2	9.699	12.675	10	14.076	18.404	1*
2018	12.083	10.939	2	12.343	11.197	2	12.675	11.527	11	18.404	16.745	1*
LVIP MFS Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.963	8.689	17	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.689	8.602	26	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.602	9.918	12	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.592	13.144	3	9.918	13.363	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.144	14.359	4	13.363	14.635	26	17.594	18.448	1*
2015	N/A	N/A	N/A	14.359	14.118	5	14.635	14.425	59	18.448	18.193	4
2016	N/A	N/A	N/A	14.118	15.919	6	14.425	16.307	67	18.193	20.577	3
2017	N/A	N/A	N/A	15.919	18.511	6	16.307	19.009	64	20.577	23.999	3
2018	N/A	N/A	N/A	18.511	16.470	7	19.009	16.955	56	23.999	21.417	3
LVIP Mondrian International Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.874	8.423	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.423	9.150	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.980	10.857	1*	9.150	11.051	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.857	10.462	1*	11.051	10.676	5	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.462	9.952	2	10.676	10.181	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.952	10.234	2	10.181	10.495	12	13.640	13.708	1*
2017	N/A	N/A	N/A	10.234	12.276	2	10.495	12.621	11	13.708	16.493	1*
2018	N/A	N/A	N/A	12.276	10.742	2	12.621	11.072	15	16.493	14.476	1*
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.147	9.103	8	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.103	9.545	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.955	11.294	3	9.545	11.397	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.294	10.236	3	11.397	10.355	47	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.008	9.960	3	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.023	9.994	42	9.960	10.035	77	10.059	10.044	5
2016	N/A	N/A	N/A	9.994	10.139	37	10.035	10.207	118	10.044	10.220	1*
2017	N/A	N/A	N/A	10.139	10.192	2	10.207	10.286	135	10.220	10.305	1*
2018	N/A	N/A	N/A	10.192	10.192	2	10.286	10.311	141	N/A	N/A	N/A
C-12

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Bond Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.524	11.435	22	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.435	12.171	24	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.171	12.527	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.980	11.930	1*	12.527	12.096	31	10.863	10.813	4
2014	12.080	12.310	1*	11.930	12.472	4	12.096	12.677	48	10.813	11.338	9
2015	N/A	N/A	N/A	12.472	12.360	5	12.677	12.595	95	11.338	11.270	8
2016	N/A	N/A	N/A	12.360	12.499	11	12.595	12.768	117	11.270	11.430	4
2017	N/A	N/A	N/A	12.499	12.748	7	12.768	13.055	107	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.748	12.561	7	13.055	12.896	74	11.568	11.557	2
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.482	10.669	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.669	11.535	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.535	12.208	81	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.208	12.671	84	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.671	12.439	83	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.439	12.945	85	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	12.945	14.203	90	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	14.203	13.465	90	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.436	10.631	17	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.631	11.417	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.417	12.114	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.114	12.670	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.670	12.324	33	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	12.324	13.048	28	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.048	14.186	33	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	14.186	13.354	12	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.950	9.590	3	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.590	8.351	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.351	9.405	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.390	11.061	11	9.405	11.214	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.214	11.214	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	11.214	10.636	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.636	11.567	18	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.567	14.165	16	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	14.165	11.900	15	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	12.448	14.497	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.497	12.220	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	14.421	13.491	1*	12.220	13.644	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.644	13.139	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.139	12.582	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.601	10.152	1*	12.582	10.344	17	12.549	9.293	1*
2016	N/A	N/A	N/A	N/A	N/A	N/A	10.344	11.835	23	9.293	10.638	5
2017	N/A	N/A	N/A	12.761	14.181	2	11.835	14.523	36	10.638	13.060	4
2018	N/A	N/A	N/A	14.181	12.292	1*	14.523	12.620	19	13.060	11.354	5
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.307	9.243	137	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.632	10.028	4	9.243	10.182	206	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.028	10.885	21	10.182	11.081	338	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.885	11.188	20	11.081	11.417	316	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.188	10.339	17	11.417	10.578	298	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.339	10.796	7	10.578	11.072	308	12.694	13.182	2
2017	N/A	N/A	N/A	10.796	12.254	10	11.072	12.599	334	13.182	15.007	1*
2018	N/A	N/A	N/A	12.254	11.123	8	12.599	11.465	291	15.007	13.664	1*
C-13

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA International Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.977	8.641	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.641	7.504	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.504	8.784	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.581	10.388	5	8.784	10.533	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.388	9.670	6	10.533	9.828	19	14.652	13.526	1*
2015	N/A	N/A	N/A	9.670	9.442	6	9.828	9.622	42	13.526	13.248	1*
2016	N/A	N/A	N/A	9.442	9.427	6	9.622	9.630	56	13.248	13.266	10
2017	N/A	N/A	N/A	9.427	11.620	6	9.630	11.900	58	13.266	16.402	9
2018	N/A	N/A	N/A	11.620	9.913	6	11.900	10.177	44	16.402	14.034	10
LVIP SSGA International Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A	10.002	9.235	1*	10.096	9.259	11	10.157	9.264	1*
2015	N/A	N/A	N/A	9.235	8.809	1*	9.259	8.854	49	9.264	8.863	1*
2016	N/A	N/A	N/A	8.809	8.398	9	8.854	8.462	196	8.863	8.475	7
2017	N/A	N/A	N/A	8.398	10.317	11	8.462	10.421	185	8.475	10.442	7
2018	N/A	N/A	N/A	10.317	8.954	12	10.421	9.067	181	10.442	9.090	6
LVIP SSGA Large Cap 100 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.018	11.099	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.099	11.255	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.255	12.518	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.628	16.620	1*	12.518	16.851	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.620	19.179	8	16.851	19.494	25	N/A	N/A	N/A
2015	19.439	17.804	2	19.179	18.074	2	19.494	18.417	39	20.284	18.352	1*
2016	N/A	N/A	N/A	18.074	21.714	6	18.417	22.181	53	18.352	22.114	1*
2017	N/A	N/A	N/A	21.714	25.493	3	22.181	26.107	54	22.114	26.040	1*
2018	N/A	N/A	N/A	25.493	22.401	2	26.107	22.998	44	26.040	22.952	1*
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.170	10.950	8	N/A	N/A	N/A
2014	10.791	11.466	1*	10.774	11.510	23	10.950	11.557	56	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.510	10.792	22	11.557	10.863	50	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.792	11.543	24	10.863	11.648	57	10.887	11.670	1*
2017	N/A	N/A	N/A	11.543	13.818	22	11.648	13.979	55	11.670	14.011	1*
2018	N/A	N/A	N/A	13.818	13.025	27	13.979	13.210	46	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.396	12.636	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	12.636	11.098	4	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.695	10.575	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.816	11.721	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.386	13.048	5	11.721	13.070	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.048	13.502	27	13.070	13.531	6
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.502	13.184	36	13.531	13.220	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.184	13.934	32	13.220	13.979	8
2017	N/A	N/A	N/A	N/A	N/A	N/A	13.934	15.818	19	13.979	15.877	7
2018	N/A	N/A	N/A	N/A	N/A	N/A	15.818	14.694	18	15.877	14.757	1*
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.597	10.533	40	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.533	11.539	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.238	12.790	8	11.539	12.900	51	12.387	12.922	2
2014	N/A	N/A	N/A	12.790	13.347	12	12.900	13.495	60	12.922	13.525	6
2015	N/A	N/A	N/A	13.347	12.838	14	13.495	13.013	78	13.525	13.048	6
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.013	14.093	65	13.048	14.138	6
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.093	15.803	53	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	15.803	14.545	52	N/A	N/A	N/A
C-14

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.833	10.463	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.366	11.632	3	10.463	11.703	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.632	13.202	3	11.703	13.315	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.202	13.574	3	13.315	13.725	53	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.725	13.325	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.601	13.954	14	13.325	14.180	9	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.954	16.134	19	14.180	16.436	8	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.134	14.766	19	16.436	15.080	7	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.893	10.607	32	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.607	11.709	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.709	13.364	98	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.364	13.944	105	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	13.944	13.338	113	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.338	14.603	38	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.603	16.628	30	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	16.628	15.128	2	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.954	8.900	6	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.900	8.984	12	N/A	N/A	N/A
2012	10.282	10.804	3	9.677	10.140	4	8.984	10.296	15	N/A	N/A	N/A
2013	10.804	14.070	2	10.140	13.233	4	10.296	13.470	25	N/A	N/A	N/A
2014	14.070	15.746	2	13.233	14.838	5	13.470	15.142	25	17.696	18.954	3
2015	15.746	15.716	2	14.838	14.840	5	15.142	15.182	100	18.954	19.013	3
2016	15.716	17.329	2	14.840	16.395	4	15.182	16.815	145	19.013	21.069	10
2017	17.329	20.784	2	16.395	19.704	4	16.815	20.258	135	21.069	25.396	10
2018	20.784	19.555	2	19.704	18.576	4	20.258	19.146	95	25.396	24.014	9
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.926	9.403	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.403	8.894	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.641	10.073	1*	8.894	10.215	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.073	13.733	12	10.215	13.962	9	15.926	16.726	1*
2014	N/A	N/A	N/A	13.733	14.210	2	13.962	14.483	22	16.726	17.356	1*
2015	N/A	N/A	N/A	14.210	13.385	1*	14.483	13.677	38	17.356	16.398	1*
2016	N/A	N/A	N/A	13.385	15.969	7	13.677	16.357	52	16.398	19.621	5
2017	N/A	N/A	N/A	15.969	18.029	1*	16.357	18.514	42	19.621	22.220	5
2018	N/A	N/A	N/A	18.029	15.797	1*	18.514	16.263	35	22.220	19.527	5
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.946	13.815	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.815	13.388	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	13.388	15.103	2	N/A	N/A	N/A
2013	N/A	N/A	N/A	16.051	19.855	1*	15.103	20.130	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.855	20.472	2	20.130	20.809	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.472	18.853	2	20.809	19.211	22	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.853	24.245	5	19.211	24.767	31	N/A	N/A	N/A
2017	N/A	N/A	N/A	24.245	25.486	2	24.767	26.099	23	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	26.099	22.386	10	N/A	N/A	N/A
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.385	11.219	14	N/A	N/A	N/A
2014	10.617	10.884	1*	11.125	10.920	4	11.219	10.964	46	11.203	10.973	2
2015	N/A	N/A	N/A	10.920	9.858	3	10.964	9.923	49	10.973	9.936	2
2016	N/A	N/A	N/A	9.858	11.245	7	9.923	11.348	76	9.936	11.369	2
2017	N/A	N/A	N/A	11.245	12.691	5	11.348	12.839	68	11.369	12.868	4
2018	N/A	N/A	N/A	12.691	11.400	5	12.839	11.562	63	12.868	11.594	3
C-15

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.352	9.093	1*	9.437	9.199	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.093	10.635	2	9.199	10.785	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.635	14.619	9	10.785	14.863	55	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.619	15.711	14	14.863	16.013	66	18.096	19.591	6
2015	N/A	N/A	N/A	15.711	17.197	14	16.013	17.572	98	19.591	21.508	6
2016	N/A	N/A	N/A	17.197	17.238	8	17.572	17.658	96	21.508	21.625	6
2017	N/A	N/A	N/A	17.238	22.783	9	17.658	23.396	92	21.625	28.667	5
2018	N/A	N/A	N/A	22.783	22.271	4	23.396	22.927	78	28.667	28.106	5
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.713	11.158	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.158	12.861	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.410	16.877	1*	12.861	17.181	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.877	18.617	9	17.181	18.999	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.617	18.791	2	18.999	19.224	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	18.791	19.980	3	19.224	20.492	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	19.980	24.639	3	20.492	25.334	10	N/A	N/A	N/A
2018	N/A	N/A	N/A	24.639	23.611	3	25.334	24.337	7	N/A	N/A	N/A
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	N/A	N/A	N/A	10.018	9.578	26	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	9.578	9.879	67	N/A	N/A	N/A
2017	N/A	N/A	N/A	9.972	11.207	4	9.879	11.282	68	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.207	10.567	6	11.282	10.664	51	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.418	9.406	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.406	10.735	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.866	13.796	2	10.735	13.887	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.796	15.303	2	13.887	15.443	267	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.303	15.082	4	15.443	15.257	258	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.082	16.719	3	15.257	16.956	232	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.719	19.862	4	16.956	20.194	226	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.862	18.666	3	20.194	19.026	151	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.040	8.392	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.392	9.926	7	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	11.213	2	9.926	11.287	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.213	10.570	3	11.287	10.667	99	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.570	10.142	3	10.667	10.260	106	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.142	10.398	3	10.260	10.546	88	10.120	10.575	2
2017	N/A	N/A	N/A	10.398	13.189	3	10.546	13.410	81	10.575	13.455	2
2018	N/A	N/A	N/A	13.189	11.121	3	13.410	11.335	72	13.455	11.379	2
LVIP VIP Mid Cap Managed Volatility(7)
2014	N/A	N/A	N/A	9.676	10.174	1*	9.524	10.190	1*	9.653	10.193	5
2015	N/A	N/A	N/A	10.174	9.600	2	10.190	9.639	18	10.193	9.647	5
2016	N/A	N/A	N/A	9.600	10.451	1*	9.639	10.519	17	9.647	9.362	5
LVIP Wellington Capital Growth Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.368	10.304	2	9.778	10.450	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.304	13.854	1*	10.450	14.085	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.854	15.253	9	14.085	15.546	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.253	16.500	1*	15.546	16.859	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	16.500	16.328	2	16.859	16.725	16	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.328	21.930	2	16.725	22.520	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	21.930	21.973	2	22.520	22.620	8	N/A	N/A	N/A
C-16

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Wellington Mid-Cap Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.850	7.953	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.427	9.647	12	7.953	9.784	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.647	12.794	1*	9.784	13.007	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.794	13.696	1*	13.007	13.959	8	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.696	13.334	1*	13.959	13.625	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.334	14.904	1*	13.625	15.267	3	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.904	16.713	1*	15.267	17.162	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.713	14.120	1*	17.162	14.536	2	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	10.018	10.190	11	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	10.190	9.996	57	10.090	10.004	5
MFS® VIT Growth Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	13.949	15.438	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.438	16.670	4	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	16.670	17.771	4	N/A	N/A	N/A
2016	N/A	N/A	N/A	16.580	17.660	2	17.771	18.040	9	19.031	20.804	1*
2017	N/A	N/A	N/A	17.660	22.942	2	18.040	23.495	10	20.804	27.107	1*
2018	N/A	N/A	N/A	22.942	23.285	1*	23.495	23.905	3	27.107	27.595	1*
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	N/A	N/A	N/A	15.355	15.525	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	15.525	17.279	28	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	17.279	16.159	28	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.112	12.817	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.758	14.197	8	12.817	14.416	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.197	16.914	1*	14.416	17.218	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.914	18.852	1*	17.218	19.239	14	N/A	N/A	N/A
2015	N/A	N/A	N/A	18.852	15.926	1*	19.239	16.294	10	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.926	17.557	1*	16.294	18.007	10	N/A	N/A	N/A
2017	N/A	N/A	N/A	17.557	19.921	1*	18.007	20.483	9	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.921	19.903	1*	20.483	20.515	6	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.526	14.262	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	14.262	14.895	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.820	12.475	1*	14.895	12.621	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.475	10.062	1*	12.621	10.204	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.062	7.412	1*	10.204	7.537	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.412	8.439	1*	7.537	8.601	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	8.439	8.534	1*	8.601	8.721	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	8.534	7.257	1*	8.721	7.434	5	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
C-17

	With EEB			With EGMDB			with GOP			Account Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.729	18.371	6	18.636	18.446	3
2015	18.199	17.079	3	N/A	N/A	N/A	18.371	17.466	10	18.446	17.546	3
2016	17.079	17.389	13	N/A	N/A	N/A	17.466	17.863	24	17.546	17.954	4
2017	17.389	17.530	14	N/A	N/A	N/A	17.863	18.089	15	17.954	18.190	4
2018	17.530	17.674	9	N/A	N/A	N/A	18.089	18.320	16	18.190	18.431	3
*	The numbers of accumulation units less than 1000 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
(7)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP Blended Mid Cap Managed Volatility Fund Subaccount.
C-18

Appendix D—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased as part of a Fee-Based Financial Plan on or after May 22, 2017 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2017	N/A	N/A	N/A	12.096	13.217	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.217	11.862	3	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2017	N/A	N/A	N/A	11.104	12.638	18	10.967	12.656	2
2018	N/A	N/A	N/A	12.638	10.673	81	12.656	10.699	3
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.517	10.000	1*	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2017	N/A	N/A	N/A	10.695	11.361	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.361	10.881	29	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.531	9.731	1*	11.121	9.747	21
American Funds Global Growth Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Growth-Income Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds International Fund - Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class III
2017	N/A	N/A	N/A	10.885	11.404	18	11.161	11.420	4
2018	N/A	N/A	N/A	11.404	10.508	7	11.420	10.534	11
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.559	11.326	10	11.949	11.344	19
ClearBridge Variable Mid Cap Portfolio - Class II
2017	N/A	N/A	N/A	10.990	12.044	6	11.328	12.061	7
2018	N/A	N/A	N/A	12.044	10.471	10	12.061	10.496	7
Delaware VIP® Diversified Income Series - Service Class
2017	N/A	N/A	N/A	10.141	10.206	69	10.161	10.220	38
2018	10.064	9.892	2	10.206	9.942	84	10.220	9.966	62
Delaware VIP® Emerging Markets Series - Service Class
2017	N/A	N/A	N/A	12.879	13.871	11	12.672	13.890	34
2018	N/A	N/A	N/A	13.871	11.613	18	13.890	11.641	32
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2017	N/A	N/A	N/A	10.080	10.074	9	10.074	10.088	62
2018	N/A	N/A	N/A	10.074	10.049	20	10.088	10.073	57

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® REIT Series - Service Class
2017	N/A	N/A	N/A	9.480	9.469	5	9.527	9.482	3
2018	N/A	N/A	N/A	9.469	8.731	7	9.482	8.752	3
Delaware VIP® Small Cap Value Series - Service Class
2017	10.438	10.850	1*	11.837	12.933	9	11.962	12.950	28
2018	10.850	8.960	1*	12.933	10.709	27	12.950	10.734	2
Delaware VIP® Smid Cap Core Series - Service Class
2017	N/A	N/A	N/A	10.856	12.139	12	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.139	10.602	14	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2017	N/A	N/A	N/A	11.278	12.317	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.317	11.876	5	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2017	N/A	N/A	N/A	11.517	11.523	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.523	11.144	12	N/A	N/A	N/A
DWS Alternative Asset Allocation VIP Portfolio - Class B
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2017	N/A	N/A	N/A	10.307	11.032	30	10.146	11.039	10
2018	N/A	N/A	N/A	11.032	10.269	70	11.039	10.286	21
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	10.896	11.489	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.489	10.839	2	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2017	N/A	N/A	N/A	10.342	11.357	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.357	11.274	21	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2017	N/A	N/A	N/A	11.378	12.629	10	11.194	12.647	2
2018	N/A	N/A	N/A	12.629	10.731	29	12.647	10.758	2
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	N/A	N/A	N/A	10.958	11.740	13	10.941	11.754	9
2018	N/A	N/A	N/A	11.740	11.130	11	11.754	11.154	9
Franklin Income VIP Fund - Class 4
2017	N/A	N/A	N/A	10.930	11.419	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.419	10.882	14	11.689	10.905	1*
Franklin Mutual Shares VIP Fund - Class 4
2017	N/A	N/A	N/A	11.280	11.468	22	10.987	11.481	5
2018	N/A	N/A	N/A	11.468	10.387	74	11.481	10.409	5
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	N/A	N/A	N/A	12.404	12.499	1*	N/A	N/A	N/A
2018	11.323	10.132	1*	12.499	11.451	10	12.575	11.476	2
Invesco V.I. International Growth Fund - Series II Shares
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.856	10.009	1*	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A	10.009	10.051	18	9.942	10.062	1*
2018	N/A	N/A	N/A	10.051	9.999	80	10.062	10.019	1*
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.452	10.737	3	12.533	10.760	1*
LVIP American Global Growth Fund - Service Class II
2017	N/A	N/A	N/A	12.178	13.051	28	11.802	13.066	2
2018	N/A	N/A	N/A	13.051	11.789	41	13.066	11.815	2
LVIP American Global Small Capitalization Fund - Service Class II
2017	N/A	N/A	N/A	11.621	12.694	9	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.694	11.277	24	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American Growth Fund - Service Class II
2017	N/A	N/A	N/A	12.235	13.185	22	11.854	13.200	5
2018	11.415	11.063	4	13.185	13.061	60	13.200	13.089	5
LVIP American Growth-Income Fund - Service Class II
2017	N/A	N/A	N/A	11.471	12.658	33	11.411	12.673	3
2018	11.346	10.909	3	12.658	12.349	93	12.673	12.376	3
LVIP American International Fund - Service Class II
2017	10.829	11.272	1*	11.872	12.962	28	11.933	12.977	1*
2018	11.272	9.697	1*	12.962	11.179	142	12.977	11.203	1*
LVIP Baron Growth Opportunities Fund - Service Class
2017	N/A	N/A	N/A	11.704	12.491	16	11.330	12.509	1*
2018	11.298	10.460	1*	12.491	11.964	32	12.509	11.992	1*
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.273	10.132	7	11.186	10.148	2
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	11.348	11.388	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.388	10.495	8	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	10.938	11.238	5	N/A	N/A	N/A
2018	10.803	10.293	1*	11.238	10.830	28	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2017	N/A	N/A	N/A	10.095	10.157	13	10.042	10.171	9
2018	N/A	N/A	N/A	10.157	10.129	41	10.171	10.153	11
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A	11.018	11.304	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.304	10.638	6	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	10.767	11.366	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.366	10.984	63	11.654	11.011	43
LVIP Blended Core Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.963	10.775	3	N/A	N/A	N/A
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.926	10.694	7	11.753	10.712	2
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.097	11.274	5	12.297	11.294	1*
LVIP Clarion Global Real Estate Fund - Service Class
2017	N/A	N/A	N/A	9.576	10.048	5	10.009	10.062	5
2018	N/A	N/A	N/A	10.048	9.159	7	10.062	9.181	10
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2017	10.134	10.174	1*	9.972	10.098	41	10.048	10.112	31
2018	10.174	9.999	1*	10.098	9.949	194	10.112	9.973	30
LVIP Delaware Diversified Floating Rate Fund - Service Class
2017	N/A	N/A	N/A	10.194	10.269	21	N/A	N/A	N/A
2018	10.118	10.045	2	10.269	10.240	58	10.318	10.265	4
LVIP Delaware Social Awareness Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2017	N/A	N/A	N/A	12.333	12.819	5	11.703	12.837	22
2018	N/A	N/A	N/A	12.819	10.858	7	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2017	N/A	N/A	N/A	12.205	12.956	19	11.564	12.974	12
2018	9.693	9.236	1*	12.956	10.624	41	12.974	10.650	13
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	10.374	11.338	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.338	9.463	21	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2017	N/A	N/A	N/A	11.279	12.673	22	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.673	11.674	53	12.929	11.703	2
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2017	N/A	N/A	N/A	12.045	12.630	15	12.693	12.646	6
2018	N/A	N/A	N/A	12.630	11.351	14	12.646	11.377	9
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.471	10.262	3	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2017	10.088	10.100	1*	9.967	9.992	36	9.907	10.007	28
2018	10.100	10.004	1*	9.992	9.923	87	10.007	9.947	30
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.167	9.933	1*	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.867	10.474	23	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	11.053	11.642	3	11.378	11.658	9
2018	N/A	N/A	N/A	11.642	10.846	178	11.658	10.871	8
LVIP Global Income Fund - Service Class
2017	N/A	N/A	N/A	10.146	10.150	24	10.170	10.164	7
2018	N/A	N/A	N/A	10.150	10.287	29	10.164	10.312	8
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.261	10.793	50	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	N/A	N/A	N/A	10.852	11.029	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2017	N/A	N/A	N/A	9.979	9.977	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	9.977	10.061	48	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2017	N/A	N/A	N/A	10.755	10.885	20	10.633	10.899	39
2018	10.051	9.844	2	10.885	10.516	21	10.899	10.541	53
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.522	10.379	10	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.491	10.230	6	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.386	11.527	11	12.589	11.555	7
LVIP MFS Value Fund - Service Class
2017	N/A	N/A	N/A	11.271	12.044	53	11.616	12.060	4
2018	N/A	N/A	N/A	12.044	10.780	71	12.060	10.806	16
LVIP Mondrian International Value Fund - Service Class
2017	N/A	N/A	N/A	11.508	12.183	3	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.183	10.725	2	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.579	10.046	2	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2017	N/A	N/A	N/A	10.144	10.150	6	10.127	10.164	7
2018	N/A	N/A	N/A	10.150	10.210	49	10.164	10.235	17
LVIP SSGA Bond Index Fund - Service Class
2017	N/A	N/A	N/A	9.943	9.944	23	9.928	9.958	20
2018	N/A	N/A	N/A	9.944	9.857	40	9.958	9.880	28
LVIP SSGA Conservative Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.790	10.378	25	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.770	10.341	17	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2017	N/A	N/A	N/A	12.794	13.056	1*	12.264	13.074	51
2018	N/A	N/A	N/A	13.056	11.007	5	13.074	11.033	47
LVIP SSGA Emerging Markets 100 Fund - Service Class
2017	N/A	N/A	N/A	11.503	12.392	2	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.392	10.805	26	13.423	10.831	18
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	11.283	11.580	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.580	10.576	9	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2017	N/A	N/A	N/A	11.384	12.467	7	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.467	10.699	31	13.246	10.725	57
LVIP SSGA International Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Large Cap 100 Fund - Service Class
2017	N/A	N/A	N/A	12.100	12.947	3	12.983	12.965	2
2018	N/A	N/A	N/A	12.947	11.445	6	12.965	11.473	2
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.928	10.612	9	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	11.802	12.686	14	N/A	N/A	N/A
2018	11.098	9.684	1*	12.686	11.182	46	13.080	11.206	1*
LVIP SSGA Moderate Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	10.933	11.488	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.488	10.611	16	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.659	10.777	91	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.756	10.728	37	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2017	N/A	N/A	N/A	11.292	12.489	57	11.316	12.506	172
2018	11.588	10.594	2	12.489	11.844	220	12.506	11.873	295
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	10.049	10.121	10	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2017	N/A	N/A	N/A	12.213	12.554	5	12.604	12.572	12
2018	12.095	9.694	2	12.554	11.066	85	12.572	11.093	47
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	11.995	11.989	5
2018	N/A	N/A	N/A	12.703	10.305	4	11.989	10.329	5
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.687	9.956	5	11.768	9.973	1*
LVIP T. Rowe Price Growth Stock Fund - Service Class
2017	N/A	N/A	N/A	12.277	13.429	27	12.335	13.447	15
2018	N/A	N/A	N/A	13.429	13.205	47	13.447	13.237	20
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2017	10.717	11.162	1*	11.369	12.455	8	11.494	12.473	54
2018	11.162	10.729	1*	12.455	12.007	31	12.473	12.036	79
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2017	N/A	N/A	N/A	11.601	11.594	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.594	10.997	11	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2017	10.630	11.148	2	11.231	12.343	13	12.359	12.360	3
2018	11.148	10.513	2	12.343	11.669	51	12.360	11.697	99
LVIP Vanguard International Equity ETF Fund - Service Class
2017	N/A	N/A	N/A	12.120	12.639	23	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.639	10.721	149	13.357	10.744	5
LVIP Wellington Capital Growth Fund - Service Class
2017	N/A	N/A	N/A	11.492	12.922	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.922	13.025	10	N/A	N/A	N/A

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Mid-Cap Value Fund - Service Class
2017	N/A	N/A	N/A	10.904	12.013	3	N/A	N/A	N/A
2018	10.226	9.349	2	12.013	10.210	3	12.033	10.234	2
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A	10.189	10.213	9	N/A	N/A	N/A
2018	N/A	N/A	N/A	10.213	10.053	43	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2017	N/A	N/A	N/A	11.733	12.703	36	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.703	12.971	36	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2017	N/A	N/A	N/A	10.971	11.268	4	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.268	10.575	12	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.245	11.097	5	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.444	11.371	8	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.

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Appendix E — Discontinued Death Benefit and Living Benefit Riders
The Death Benefit and Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Death Benefit or Living Benefit Riders.
Death Benefit
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln IRA Income PlusSM or Appendix E – Lincoln Lifetime IncomeSM Advantage.; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Gross Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); minus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:

•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); plus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
After the death of a Contractowner, if the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your contract.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk) Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0; 4LATER® Advantage (Managed Risk)	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Advantage (Managed Risk)); and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Advantage (Managed Risk)). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under any version of 4LATER® Advantage (Managed Risk)), if any, and the Enhancement will not be applied. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
4LATER® Advantage (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit (0.55% for EGMDB; 0.30% for Guarantee of Principal Death Benefit and 0.20% for Account Value Death Benefit for contracts sold to a Fee-Based Financial Plan (on and after May 22, 2017) (0.90% for EGMDB; 0.65% for Guarantee of Principal Death Benefit; and 0.60% for Account Value Death Benefit prior to May 22, 2017). Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix E – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Gross Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix E – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Gross Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a Fee-Based Financial Plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value Death Benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.80% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix E – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix E – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Gross Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Gross Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value Death Benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.10% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase. For contracts purchased as part of a Fee-Based Financial Plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.

After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10 million. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee and partial withdrawals to pay fees associated with your Fee-Based Financial Plan), plus any Purchase Payments made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:

Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).
In a declining market, withdrawals prior to age 59 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the Annuity Commencement Date, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Gross Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Gross Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Gross Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Gross Purchase Payments automatically increase the Guaranteed Amount by the amount of the Gross Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Gross Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Gross Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (less 4.5% sales charge)	$47,750	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Gross Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Gross Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Gross Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMD’s are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or

3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed

Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Select Guaranteed Income Benefit. The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elected 4LATER® Advantage (Managed Risk) at the time you purchased the contract, the Income Base equals your initial Purchase Payment. If you elected the rider after you purchased the contract, the initial Income Base equals the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee, and partial withdrawals to pay the fees associated with your financial plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $120,750 (= $115,000 x 1.05).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000).
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the enhancement would not apply. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$47,750*	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Advantage (Managed Risk) provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of 4LATER® Select Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.

This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected 4LATER® Advantage (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage - i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Gross Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Gross Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Gross Purchase Payment, plus 15% of that Purchase Payment.
Example:

Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Gross Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,893	Maximum Income Base	$198,000

Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

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Appendix F — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and May 19, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%

Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after April 2, 2012 but prior to December 3, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to April 2, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and May 19, 2019
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%

Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
75+	5.75%	75+	5.50%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between January 19, 2018 and May 20, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Market Select® Advantage applications or rider election forms signed between August 29, 2016 (October 3, 2016 for existing Contractowners) and January 18, 2018
Single Life Option		Joint Life Option**
Age	Guaranteed Annual Income rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rate indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Max 6 SelectSM Advantage
Guaranteed Annual Income Rates by Ages:
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.
Lincoln Max 6 SelectSM Advantage applications signed between October 1, 2018 and May 19, 2019
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

Lincoln Max 6 SelectSM Advantage applications signed between January 19, 2018 and September 30, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
Lincoln Max 6 SelectSM Advantage applications signed between May 22, 2017 and January 18, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.00%	3.50%	55+	3.00%
59 – 64	5.00%	4.50%
65 – 74	6.00%	5.50%
75 +	7.00%	6.50%

Lincoln IRA Income PlusSM
Guaranteed Annual Income Rates by Ages:
Two options are available, and you can decide which option is best suited to your needs. Option 1 may be appropriate if you would like lower initial income with higher income once the Contract Value reaches zero. Comparatively, Option 2 will provide a higher initial income with lower income once the Contract Value reaches zero.
For both Option 1 and Option 2, the rates in Table A apply prior to the Contract Value reaching zero. Once the Contract Value reaches zero, Table B will be used, and the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B.
Lincoln IRA Income PlusSM applications signed between January 14, 2019 and May 19, 2019:
Option 1
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life
70+	6.25%	N/A%	70+	5.00%
*Joint Life is currently not available.
** For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Option 2
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option
70+	7.00%	N/A	70+	4.00%
*Joint Life is currently not available.
** For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.

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Appendix G — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and February 19, 2019, or for purchasers of Lincoln Market Select® Advantage between August 29, 2016 (October 3, 2016 for existing Contractowners) and May 19, 2019, or for purchasers of 4LATER® Select Advantage between January 9, 2017 and May 19, 2019.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Income Base to establish the initial Guaranteed Income Benefit. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and May 19, 2019.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 and prior to February 18, 2019, or for purchasers of 4LATER® Advantage (Managed Risk) on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%

Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

**	If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between July 16, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 1

Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln Life Variable Annuity Account N   (Registrant)
The Lincoln National Life Insurance Company   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (A Share) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2019. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (A Share) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $433,441,077, $485,694,075 and $561,871,495 to LFN and Selling Firms in 2016, 2017 and 2018 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
B-4

units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio
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rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
American Legacy® Shareholder’s Advantage (A Class), American Legacy® III B Class, American Legacy® Fusion
Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Class, ChoicePlus AssuranceSM B Class, ChoicePlusSM Fusion
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® Shareholder’s Advantage (A Class), American Legacy® III B Class, American Legacy® Fusion
Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Class, ChoicePlus AssuranceSM B Class, ChoicePlusSM Fusion
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.75%	55-58	3.75%
59-64	4.50%	59-64	4.25%
65-69	5.85%	65-69	5.50%
70-74	5.90%	70-74	5.60%
75+	6.00%	75+	5.75%
The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
American Legacy® Shareholder’s Advantage (A Class), American Legacy® III B Class, American Legacy® Fusion
Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Class, ChoicePlus AssuranceSM B Class, ChoicePlusSM Fusion
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® Shareholder’s Advantage (A Class), American Legacy® III B Class, American Legacy® Fusion
Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Class, ChoicePlus AssuranceSM B Class, ChoicePlusSM Fusion
Rate Sheet Prospectus Supplement dated May 1, 2019
This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This supplement is for informational purposes and requires no action on your part.
This Rate Sheet provides the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.
Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
The rates below apply for applications and/or rider election forms signed between April 1, 2019 and May 19, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 19, 2019.
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between April 1, 2019 and May 19, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.
Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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Prospectus 2

Lincoln ChoicePlus AssuranceSM (A Class)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2019
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Gross Purchase Payment for the contract is $1,500. Additional Gross Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Net Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Net Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer Global Fund*
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund

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Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Large Cap Value Fund
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio
Lincoln Variable Insurance Products Trust:
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund*
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund*
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA S&P 500 Index Fund**
LVIP SSGA Short-Term Bond Index Fund
LVIP T. Rowe Price 2010 Fund*
LVIP T. Rowe Price 2020 Fund*
LVIP T. Rowe Price 2030 Fund*
LVIP T. Rowe Price 2040 Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Fundamental Equity Portfolio*
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
Morgan Stanley Variable Insurance Fund, Inc. (VIF):
Morgan Stanley VIF Growth Portfolio*
Oppenheimer Variable Account Funds:
Oppenheimer Global Fund/VA*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
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If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Gross Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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4

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Guaranteed Amount, Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allo-
cations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Guaranteed Amount or Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, depending on which Living Benefit Rider you have elected, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Gross Purchase Payments—Amounts paid into the contract before deduction of the sales charge. References to Purchase Payments refer to Gross Purchase Payments unless otherwise stated.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

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Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Net Purchase Payments—The Gross Purchase Payment amount less the sales charge. The Net Purchase Payment is the amount placed in the fixed account and/or the variable account.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and for contracts purchased prior to November 9, 2009 only, their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Sales charge (as a percentage of Gross Purchase Payments):[1]	5.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. For contracts purchased prior to February 8, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
•	Table D reflects the expenses for i4LIFE® Advantage for Contractowners who transition from 4LATER® Advantage.

TABLE A
Expenses for a Contract has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$20

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2,3]
Guaranteed Maximum and Current Product Charges:
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	1.15%
Administrative Charge	0.10%
Total Separate Account Expenses	1.25%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.10%
Total Separate Account Expenses	1.05%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	0.70%
Administrative Charge	0.10%
Total Separate Account Expenses	0.80%
Account Value Death Benefit
Mortality and Expense Risk Charge	0.65%
Administrative Charge	0.10%
Total Separate Account Expenses	0.75%

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Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[7]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[8]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	For contracts purchased prior to November 15, 2010, the total annual charges are as follows: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge is 0.65% (0.50% for contracts purchased prior to November 15, 2010) and the administrative charge rate is 0.10% for all contracts on and after the Annuity Commencement Date.
[4]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[7]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
[8]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.

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TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$20

i4LIFE® Advantage without a Guaranteed Income Benefit rider[2]
Guaranteed Maximum or Current Product Charges:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%
Guarantee of Principal Death Benefit	1.20%
Account Value Death Benefit	1.15%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%	3.45%
Current Charge	2.10%	2.30%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%	3.20%
Current Charge	1.85%	2.05%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%	3.15%
Current Charge	1.80%	2.00%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%
Current Charge	1.95%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%
Current Charge	1.70%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%
Current Charge	1.65%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.15% during the Lifetime Income Period.
[3]	The current annual charge rate for the Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) riders is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
[4]	The current annual charge rate for the Guaranteed Income Benefit (version 1, 2 and 3) is 0.50% of Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. The charge rate may change to the current charge rate in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

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TABLE C
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Annual Account Fee:[1]	$20

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)[2]	Single/Joint Life
Guaranteed Maximum or Current Product Charges:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.05%
Guarantee of Principal Death Benefit	0.80%
Account Value Death Benefit	0.75%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[2,3]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	These charges also apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Bneefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

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TABLE D
Expenses for i4LIFE® Advantage for Contractowners who Transition from 4LATER® Advantage
Annual Account Fee:[1]	$20

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who transition from 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	2.95%
Current Charge	2.10%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	2.70%
Current Charge	1.85%
Account Value Death Benefit
Guaranteed Maximum Charge	2.65%
Current Charge	1.80%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of the Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.15%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	2.17%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	2.02%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
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The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,121	$2,296	$3,511	$6,687
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,121	$2,296	$3,511	$6,687
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (Managed Risk) in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,083	$2,139	$3,181	$5,725
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,083	$2,139	$3,181	$5,725
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract.
This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your registered representative in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Net Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
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Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Net Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge based on the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
A front-end load is determined based on the Gross Purchase Payment as it is received. The amount of the sales charge on any current Gross Purchase Payment may be reduced based on the assets accumulated under the terms of the contract. The sales charge ranges from 5.50% to 1.00% (5.75% to 1.00% for contracts purchased prior to February 8, 2010).
We will deduct any applicable premium tax from Gross Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For more information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $2 million or more, your registered representative must submit a request to our Home Office for approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please check with your registered representative. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed
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account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage (without Guaranteed Income Benefit). See Living Benefit Riders later in this prospectus regarding limitations on the availability of these riders.
We reserve the right to discontinue offering any of the Living Benefit Riders to new purchasers or existing Contractowners at any time. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available at any time.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendixes A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount
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investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
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Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Net Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
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Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer Global Fund (Series II Shares): Capital Appreciation. This fund will be available on or about May 24, 2019 for contracts issued before October 31, 2011 only.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
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American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Global Growth Fund (Class 2): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	American Funds Growth Fund (Class 2): Growth of capital.
•	American Funds Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	American Funds International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Large Cap Value Fund (Service Class): Long-term capital appreciation
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
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•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
This fund is not available in contracts issued on or after May 23, 2011. Consult your registered representative.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation; a fund of funds.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
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•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price 2010 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2020 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price 2030 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009
•	LVIP T. Rowe Price 2040 Fund (Service Class): The highest total return over time consistent with an emphasis on both capital growth and income; a fund of funds.
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
This fund is only available in contracts issued on or after May 18, 2015.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Fundamental Equity Portfolio (Class VC): Long-term growth of capital and income without excessive fluctuations in market value.
This fund is not available in contracts issued on or after October 31, 2011.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management Inc.
•	Morgan Stanley VIF Growth Portfolio (Class II): Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
This fund is not available in contracts issued on or after October 31, 2011.
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Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer Global Fund/VA (Service Shares): Capital appreciation.
This fund is not available in contracts issued on or after October 31, 2011.
This fund will be reorganized into the Invesco Oppenheimer Global Fund on or about May 24, 2019. Consult your registered representative.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
1	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund
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to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
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	Account Value Death Benefit	Guarantee of Principal Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Estate Enhancement Benefit (EEB)
Mortality and expense risk charge	0.65%	0.70%	0.95%	1.15%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount	0.75%	0.80%	1.05%	1.25%
*For contracts purchased prior to November 15, 2010, the total annual charges are: EEB 1.10%; EGMDB 0.90%; Guarantee of Principal 0.75%; Account Value 0.65%.
Sales Charge
A front-end load, or sales charge, will be applied to all initial and subsequent Gross Purchase Payments that you make. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Subaccount and/or fixed account. The sales charge is a percentage of each Gross Purchase Payment and is based on the owner’s investment amount at the time each Gross Purchase Payment is made.
For contracts purchased on or after February 8, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
$0 - $49,999	5.50%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $999,999	2.00%
$1,000,000 or greater	1.00%
For contracts purchased prior to February 8, 2010, the sales charge is calculated according to the following scale:
Owner's Investment	Sales Charge
Under $25,000	5.75%
$25,000 - $49,999	5.00%
$50,000 - $99,999	4.50%
$100,000 - $249,999	3.50%
$250,000 - $499,999	2.50%
$500,000 - $749,999	2.00%
$750,000 - $999,999	1.50%
$1,000,000 or greater	1.00%
For contracts purchased on or after November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
1.	the current Gross Purchase Payment and,
2.	if making an addition to an existing contract, the higher of:
a.	the existing Contract Value, or;
b.	the sum of all previous Gross Purchase Payments made into the existing contract less any withdrawals.
No sales charges will be applied on contracts issued to Selling Group Individuals, if applicable, in your state.
For contracts purchased prior to November 9, 2009, the owner's investment is defined, in accordance with our procedures, as the sum of:
a)	The Contract Values for any individual Lincoln annuity contracts owned by an eligible owner (defined below)
b)	the amount (in dollars) of an eligible owner's investment in retail mutual funds (excluding those assets in fee based or advisory accounts) from the fund families that also offer investment options in this variable annuity contract
c)	the amount of the current Gross Purchase Payment you are making into this contract.
An eligible owner includes you as the Contractowner of your Lincoln ChoicePlus AssuranceSM (A Class) contract and any joint owner you have named on your annuity contract. Annuity contracts and mutual funds owned by any non-natural owner are included if the Contractowner's or joint owner's social security number is listed on the annuity contract or brokerage account.
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In addition:
•	This program is only available if your broker's firm has an agreement with Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with the amount of the owner's investment based on the mutual funds and annuity contracts in your account at the brokerage firm. Contract Values or Account Values which are not recorded with your broker's firm will not be included in the owner's investment calculation;
•	If your broker's firm does not have this agreement in place or, if the firm has an agreement, but does not provide Lincoln Life with the owner's investment, only the Gross Purchase Payment and Contract Value, if any, in this particular Lincoln ChoicePlus AssuranceSM (A Class) contract will be considered in the sales charge calculation; and
•	The amount of the owner's investment, if any, should be specified in the application when you purchase a contract. Your broker will inform you if the broker-dealer has an agreement in place and if the broker-dealer is willing to provide the amount of the owner's investment. Check with your broker if you have questions regarding the dollar amount of your owner's investment calculation.
If you intend to make additional Purchase Payments within thirteen months from the date you purchase the contract, you might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of Purchase Payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months (rather than on the amount of the actual Purchase Payment), if that sales charge is less than the sales charge based on your initial Purchase Payment. For example, if your initial Purchase Payment is $90,000, and you have submitted a Letter of Intent that indicates your intent to invest an additional $10,000 during the next thirteen months (for total Purchase Payments equal to $100,000), the sales charge will be calculated based on the assumed $100,000 investment (which qualifies for a sales charge of 3.50%) instead of your actual initial Purchase Payment of $90,000 (which qualifies for a sales charge of 4.50%). When you purchase your contract, a sales charge of 3.50% will be applied against your $90,000 initial Purchase Payment, and once you make the $10,000 additional Purchase Payment as indicated in your Letter of Intent, another 3.50% sales charge will be applied against the $10,000 Purchase Payment. If you do not make the amount of Purchase Payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of Purchase Payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from the fixed account and each Subaccount of your Contract Value by the tenth business day of the fourteenth month from the initial Purchase Payment. If you make a subsequent Purchase Payments into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time after providing notice to you.
Account Fee
During the accumulation period, we will deduct an account fee of $20 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), there is a charge associated with that rider for as long as the rider is in effect. The charge rates for the rider are:
	Guaranteed Maximum Annual Charge Rate		Current Initial Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	2.00%	2.00%	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)

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The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Enhancement that occurs after the tenth Benefit Year anniversary, or upon an Automatic Annual Step-up. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge rate is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups. If you opt out of an Automatic Annual Step-up, you are still eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement, but the charge rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further rider charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.45%
Guarantee of Principal Death Benefit	1.20%
Account Value Death Benefit	1.15%
During the Lifetime Income Period, the rate for all Death Benefit options is 1.15%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
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i4LIFE® Advantage Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) riders and Guaranteed Income Benefit (version 4) riders are each subject to a current annual charge rate of 0.65% (0.85% joint life option) of the Account Value (0.50% for versions 1, 2 and 3 single and joint life options), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.10%	2.30%
	(1.95% for version 1, 2 and 3)	(1.95% for version 1, 2 and 3)
Guarantee of Principal Death Benefit	1.85%	2.05%
	(1.70% for version 1, 2 and 3)	(1.70% for version 1, 2 and 3)
Account Value Death Benefit	1.80%	2.00%
	(1.65% for version 1, 2 and 3)	(1.65% for version 1, 2 and 3)
These charge rates replace the Separate Account Annual Expenses for the base contract.
Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4)	2.00%	2.00%
Guaranteed Income Benefit (version 2 and 3)	1.50%	1.50%
If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For Managed Risk and version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up has resulted in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider . If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (“Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit available to you. If you make this transition, your current charge rate of the Prior Rider will be your initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
For all such elections, this charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions from the VAA. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
This sections applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply. If you are transitioning to i4LIFE® Advantage Guaranteed Income Benefit from a closed rider, see Appendix C for a discussion of the charges.
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If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
For Contractowners who previously purchased a Prior Rider, the charge for i4LIFE® Advantage Guaranteed Income Benefit is combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charge rates of 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit also apply. Contractowners are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/18 Initial i4LIFE® Advantage Account Value	$100,000
1/1/18 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/18 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/18 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/18 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/19 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/19 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
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1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/20 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/20 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/20 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of the Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the Interest Adjustment. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 0.75% of the Contract Value (0.60% of the Contract Value on all contracts purchased prior to November 15, 2010) will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	sales to Selling Group Individuals,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
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The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Gross Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Gross Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Gross Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Gross Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Gross Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Gross Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit
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Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract
For more information about these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Net Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Net Purchase Payments to the fixed account, if available.
The minimum amount of any Net Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Net Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Gross Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Gross Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Gross Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Gross Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Gross Purchase Payment to us, and your Gross Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Gross Purchase Payment. Gross Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
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Valuation of Accumulation Units
Net Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Net Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
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Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an
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individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
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Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
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A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable Interest Adjustments. See Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. As of May 1, 2010, this service is no longer available to new participants. Any Contractowner who had enrolled in this service prior to this date may continue to participate. You specifiy the applicable Subaccounts, the baseline amount and the interval period.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the
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individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
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If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an Interest Adjustment for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Gross Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
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Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Gross Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Guaranteed Annual Income amount or the Maximum Annual Withdrawal amount under applicable Living Benefit Riders (except Lincoln SmartSecurity® Advantage) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Appendix C – Lincoln Lifetime IncomeSM Advantage; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Gross Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Gross Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); minus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Gross Purchase Payments on that date); plus
•	each Gross Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
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The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A)	is the amount of the withdrawal minus the greater of $0 and (B); where
(B)	is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider is not available in the state of Washington. The EEB rider can only be elected at the time the contract is purchased. The EEB rider is not available if you have elected i4LIFE® Advantage. There is an additional charge for this Death Benefit.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
If the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, and the Death Benefit in effect at the time the Beneficiary elected to continue the contract is the EEB rider Death Benefit, the Death Benefit for the continued contract will be the EGMDB Death Benefit for a total annual charge of 1.05% of the average daily net assets in the Subaccounts. If your contract was purchased before November 15, 2010, the total annual charge is 0.90% of the average daily net assets in the Subaccounts. If your contract was purchased before June 6, 2005, the total annual charge is 0.72% of the average daily net assets in the Subaccounts, depending on state approval.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
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The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected the settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
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If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Core Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth VIP Fund
•	Lord Abbett Series Fund Fundamental Equity Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Global Real Estate Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP SSGA Developed International 150 Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP SSGA International Index Fund
•	LVIP SSGA Small-Cap Index Fund
•	LVIP SSGA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Oppenheimer Global Fund/VA
•	Templeton Growth VIP Fund

All other Subaccounts will be referred to as “Non-Limited Subaccounts” except Deutsche Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return® Strategy Portfolio and ClearBridge Variable Mid Cap Portfolio which are not available. The Lincoln SSGA Aggressive Index Model and the Lincoln SSGA Structured Aggressive Model are also unavailable for investment.
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You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You
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will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series DWS Alternative Asset Allocation VIP Portfolio LVIP SSGA Emerging Markets 100 Fund
The ClearBridge Variable Mid Cap Portfolio and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP T. Rowe Price 2030 Fund
•	LVIP T. Rowe Price 2040 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
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If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
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Option 3 – Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional / Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund	LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund

No subaccounts at this time.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional / Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders purchased on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund

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Option 3 – Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
Templeton Global Bond VIP Fund*	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, and ClearBridge Variable Mid Cap Core Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below, as an alternative. If you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation VI Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP T. Rowe Price 2010 Fund
•	LVIP T. Rowe Price 2020 Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund*

*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSGA Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues,
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you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk); or
•	a minimum Annuity Payout:
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
The following Living Benefit Riders are no longer available for purchase:
•	Lincoln Lifetime IncomeSM Advantage 2.0,
•	Lincoln Lifetime IncomeSM Advantage,
•	Lincoln SmartSecurity® Advantage, and
•	4LATER® Advantage.
Certain versions of i4LIFE® Advantage Guaranteed Income Benefit are also unavailable unless guaranteed under the terms of another rider. Lincoln Lifetime IncomeSM Advantage 2.0 is described in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. All other unavailable Living Benefit Riders are described in an Appendix to this prospectus.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or payout option offered in your contract at any one time.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or
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percentages on the previous Rate Sheet. We must receive your rider election form in Good Order within 10 days from the date you sign your rider election form.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix D and E to this prospectus.
If the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day of the contract and/or rider is issued are higher than the rates we were offering on the date you signed your rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract/rider will be issued with the set of rates that were in effect on the day you signed your rider election form.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount(s) are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election if your contract was issued prior to August 26, 2013. If you elect the rider, it will be effective on the next Valuation Date following approval by us. The Contract Value must be at least $25,000.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant must be age 85 or younger (younger of you or your spouse) at the time this rider is elected. This rider is not available to non-spouse beneficiaries of IRAs or nonqualified contracts.
If you purchased your contract prior to August 26, 2013, and you own a rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing rider. You must wait at least 12 months after terminating your rider, and you must comply with the other termination rules that apply to your rider before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (if available). For more information on termination rules, see the “Termination” section associated with your rider. Anytime you terminate a rider, your benefits such as your Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer any benefits accrued under an existing rider to a new rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
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Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments received after the rider effective date automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals reduce the Income Base and Enhancement Base as discussed below. The reduction to the Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary, the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there were no withdrawals in the preceding Benefit Year;
c. the rider is within the Enhancement Period (described below);
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Income Base and Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made:
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
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On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 of $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Automatic Annual Step-up, as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-up and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$96,500*	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$115,000	$115,000	$115,000	N/A
*The beginning Contract Value is the initial Purchase Payment ($100,000 in this example) less the 3.5% sales charge.
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base of $100,000, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value of $115,000 is higher than the previous Income Base of $106,000 plus the 6% Enhancement ($112,000 = $106,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $115,000.
Following is an example of how the Automatic Annual Step-up and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base
At issue	$47,750*	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
*The beginning Contract Value is the initial Purchase Payment ($50,000 in this example) less the 4.5% sales charge.
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On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option).
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Guaranteed Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
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Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $9,000 (4.50% of $200,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $9,450 ($9,000 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a
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licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Owners of contracts issued in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For election of any version of Lincoln Lifetime IncomeSM Advantage 2.0 from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/Annuitant is age 65 or older, or the younger of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for owners of contracts issued in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base and Enhancement Base, the Guaranteed Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
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After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph);
4. This contract is not a beneficiary IRA; and
5. The younger of you or your spouse (joint life option) are age 55 or over.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the lives of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final
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payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elect their rider on or after January 20, 2015 and prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The Guaranteed Income Benefit is described in further detail below.
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When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections on or after May 21, 2012	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4) elections prior to May 21, 2012	Longer of 20 years of the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 2 and 3)	Longer of 15 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
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Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. For versions 1, 2, and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion of the reduction in the Regular Income Payment. This reduction of the i4LIFE® Guaranteed Income Benefit does not apply to Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk, or Guaranteed Income Benefit (version 4). If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	single or joint life option;
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Contracts that elect Guaranteed Income Benefit (version 4) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 4% AIR will be used to calculate the Regular Income Payments under Guaranteed Income Benefit. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Transitions below.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
Regular Income Payments are not subject to any applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
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•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
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During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider.
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that rider to a version of i4LIFE® Advantage Guaranteed Income Benefit under the terms set forth in another rider. The transition rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. For Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider (or the Guaranteed Amount under Lincoln SmartSecurity® Advantage) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) if no step-ups have occured.
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initial equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected.
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your rider election form
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must be signed and dated for a contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit (version 4). The specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Guaranteed Income Benefit (version 4) is only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.
Guaranteed Income Benefit General Provisions
For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-ups
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4).The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
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8/1/2019 Amount of initial Regular Income Payment	$4,801
8/1/2019 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2019 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2020 Recalculated Regular Income Payment	$6,000
8/1/2020 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount, as applicable), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or Lincoln Lifetime IncomeSM Advantage 2.0 (purchased prior to May 21, 2012) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the charge below.
While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
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Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 21, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

A 4% AIR will be used to calculate the Regular Income Payments for transitions to all versions of i4LIFE® Advantage Guaranteed Income Benefit.
When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
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The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Gross Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
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For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to the end of the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to the end of the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
i4LIFE® Advantage will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
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•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value, Income Base, or Guaranteed Amount under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout
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made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
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Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Net Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Net Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Net Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Gross Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Net Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Net Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment.
You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those
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being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from the fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Net Purchase Payment is allocated to a fixed subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Net Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Net Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Net Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B+K)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Subaccount’s Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K	=	a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).
Straight-Line interpolation is used for periods to maturity not quoted.
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See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Gross Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Gross Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain Living Benefit Riders and Death Benefits that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. While this contract is only sold by a limited number of broker-dealers, we do make payments to other broker-dealers for the sale of other contracts. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments
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to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 5.25% of Purchase Payments, plus 0.35% annual trail compensation beginning in years two and beyond. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 5.25% of annuitized value and/or ongoing annual compensation of up to 0.60% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
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Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
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Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Gross Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income
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exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
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Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because
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your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do
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not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Gross Purchase Payment(s) or Contract Value as of the Valuation Date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Gross Purchase Payments or Contract Value as of the Valuation Date.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO
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64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Special Arrangements
At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
77

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (A Class).
(Please Print)
Name:

Address:

City

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Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
78

(This page intentionally left blank)
79

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased prior to November 15, 2010 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.**
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2009	N/A	N/A	N/A	6.907	9.378	1*	6.199	9.422	14	6.211	9.449	1*
2010	N/A	N/A	N/A	9.378	11.021	9	9.422	11.089	37	9.449	11.132	1*
2011	N/A	N/A	N/A	11.021	8.366	11	11.089	8.430	38	11.132	8.471	1*
2012	N/A	N/A	N/A	8.366	9.389	10	8.430	9.475	35	8.471	9.530	1*
2013	N/A	N/A	N/A	9.389	11.438	10	9.475	11.560	34	9.530	11.639	1*
2014	N/A	N/A	N/A	11.438	11.880	11	11.560	12.025	28	11.639	12.120	1*
2015	N/A	N/A	N/A	11.880	12.085	10	12.025	12.251	31	12.120	12.360	1*
2016	N/A	N/A	N/A	12.085	11.872	10	12.251	12.053	27	12.360	12.172	1*
2017	N/A	N/A	N/A	11.872	16.036	10	12.053	16.306	23	12.172	16.483	1*
2018	N/A	N/A	N/A	16.036	14.306	10	16.306	14.568	20	16.483	14.743	1*
AB VPS Growth and Income(1)
2008	10.525	6.743	4	9.749	6.262	114	10.336	6.282	398	9.230	6.295	28
2009	6.743	8.026	5	6.262	7.469	263	6.282	7.504	1051	6.295	7.527	29
2010	8.026	8.954	5	7.469	8.349	329	7.504	8.401	1330	7.527	8.436	27
2011	8.954	9.394	5	8.349	8.777	352	8.401	8.844	1,190	8.436	8.890	26
2012	9.394	10.894	5	8.777	10.198	338	8.844	10.292	1,091	8.890	10.355	23
2013	10.894	12.758	4	10.198	11.953	314	10.292	12.070	1,007	10.355	12.148	33
AB VPS International Value(2)
2008	10.519	5.447	13	10.855	5.190	361	10.712	5.206	1234	10.886	5.218	100
2009	5.447	7.238	28	5.190	6.911	1,398	5.206	6.943	4196	5.218	6.965	147
2010	7.238	7.467	46	6.911	7.143	2,978	6.943	7.187	8615	6.965	7.217	200
2011	7.467	5.949	51	7.143	5.703	3,501	7.187	5.747	10,124	7.217	5.777	221
2012	5.949	6.720	47	5.703	6.454	3,357	5.747	6.514	9,575	5.777	6.554	208
2013	6.720	7.410	44	6.454	7.122	3,144	6.514	7.192	8,893	6.554	7.239	203
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	7.015	9.897	6	6.454	9.125	233	6.475	9.168	945	6.489	9.197	72
2010	9.897	12.392	6	9.125	11.448	264	9.168	11.519	996	9.197	11.567	57
2011	12.392	11.200	6	11.448	10.367	262	11.519	10.447	930	11.567	10.501	57
2012	11.200	13.123	5	10.367	12.172	233	10.447	12.284	819	10.501	12.360	48
2013	13.123	17.864	4	12.172	16.603	211	12.284	16.781	679	12.360	16.901	49
2014	17.864	19.250	4	16.603	17.926	190	16.781	18.145	566	16.901	18.294	34
2015	19.250	17.955	3	17.926	16.754	168	18.145	16.984	498	18.294	17.140	30
2016	17.955	22.161	3	16.754	20.720	145	16.984	21.037	427	17.140	21.251	26
2017	22.161	24.733	3	20.720	23.173	132	21.037	23.563	389	21.251	23.827	22
2018	24.733	20.721	2	23.173	19.453	122	23.563	19.810	356	23.827	20.052	21
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	10.261	10.437	3	10.056	10.447	13	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.437	11.753	10	10.447	11.782	29	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.753	11.190	17	11.782	11.234	34	N/A	N/A	N/A
American Century VP Inflation Protection(3)
2008	10.859	10.494	1*	11.078	10.513	37	11.098	10.547	80	11.112	10.569	7
2009	10.494	11.441	2	10.513	11.486	143	10.547	11.540	520	10.569	11.576	35
2010	11.441	11.893	1*	11.486	11.963	387	11.540	12.037	1,007	11.576	12.087	68
2011	11.893	13.145	3	11.963	13.248	375	12.037	13.351	964	12.087	13.419	42
2012	13.145	13.961	3	13.248	14.100	362	13.351	14.230	918	13.419	14.317	41
2013	13.961	13.687	3	14.100	13.833	374	14.230	13.968	914	14.317	14.059	42
A-1

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Growth Fund - Class 2
2009	7.610	10.711	32	7.174	10.117	631	7.196	10.164	1,486	7.212	10.196	82
2010	10.711	11.838	32	10.117	11.204	1,050	10.164	11.273	2,057	10.196	11.320	85
2011	11.838	10.668	28	11.204	10.117	1,008	11.273	10.195	2,032	11.320	10.247	69
2012	10.668	12.932	27	10.117	12.288	881	10.195	12.402	1,824	10.247	12.478	62
2013	12.932	16.523	28	12.288	15.732	761	12.402	15.900	1,598	12.478	16.014	58
2014	16.523	16.720	26	15.732	15.951	695	15.900	16.147	1413	16.014	16.278	54
2015	16.720	17.684	26	15.951	16.905	622	16.147	17.138	1177	16.278	17.295	61
2016	17.684	17.599	26	16.905	16.858	584	17.138	17.115	1097	17.295	17.289	56
2017	17.599	22.885	25	16.858	21.964	498	17.115	22.333	943	17.289	22.583	50
2018	22.885	20.588	25	21.964	19.799	472	22.333	20.162	876	22.583	20.408	49
American Funds Global Small Capitalization Fund - Class 2
2009	6.293	10.040	23	5.760	9.207	1,281	5.778	9.250	3,592	5.790	9.279	126
2010	10.040	12.156	30	9.207	11.169	2,385	9.250	11.239	6,389	9.279	11.285	177
2011	12.156	9.721	33	11.169	8.950	2,818	11.239	9.019	7,638	11.285	9.066	197
2012	9.721	11.363	31	8.950	10.482	2,632	9.019	10.579	6,967	9.066	10.644	181
2013	11.363	14.416	25	10.482	13.326	2,278	10.579	13.469	5,912	10.644	13.566	156
2014	14.416	14.561	24	13.326	13.487	2167	13.469	13.652	5321	13.566	13.764	151
2015	14.561	14.440	21	13.487	13.402	1991	13.652	13.586	4629	13.764	13.711	138
2016	14.440	14.582	20	13.402	13.560	1888	13.586	13.768	4336	13.711	13.908	128
2017	14.582	18.157	19	13.560	16.919	1642	13.768	17.203	3638	13.908	17.396	113
2018	18.157	16.064	17	16.919	14.999	1548	17.203	15.274	3346	17.396	15.460	109
American Funds Growth Fund - Class 2
2009	6.595	9.093	54	6.224	8.599	1,961	6.244	8.639	6,476	6.257	8.666	238
2010	9.093	10.674	60	8.599	10.114	2,632	8.639	10.177	8,411	8.666	10.219	274
2011	10.674	10.106	55	10.114	9.595	2,492	10.177	9.669	7,958	10.219	9.718	240
2012	10.106	11.784	53	9.595	11.210	2,235	9.669	11.313	7,158	9.718	11.383	203
2013	11.784	15.163	50	11.210	14.454	1,989	11.313	14.609	6,056	11.383	14.713	189
2014	15.163	16.273	43	14.454	15.543	1845	14.609	15.733	5193	14.713	15.862	152
2015	16.273	17.199	42	15.543	16.460	1649	15.733	16.687	4250	15.862	16.840	152
2016	17.199	18.625	40	16.460	17.860	1502	16.687	18.133	3793	16.840	18.318	123
2017	18.625	23.633	38	17.860	22.708	1276	18.133	23.090	3151	18.318	23.348	115
2018	23.633	23.316	34	22.708	22.449	1135	23.090	22.861	2713	23.348	23.139	111
American Funds Growth-Income Fund - Class 2
2009	6.955	9.028	132	6.442	8.378	5,703	6.462	8.417	16,766	6.476	8.444	718
2010	9.028	9.950	159	8.378	9.252	8,430	8.417	9.309	24,792	8.444	9.347	843
2011	9.950	9.661	156	9.252	9.001	8,435	9.309	9.070	24,582	9.347	9.117	810
2012	9.661	11.226	147	9.001	10.480	7,712	9.070	10.576	22,232	9.117	10.641	691
2013	11.226	14.822	131	10.480	13.866	6,748	10.576	14.014	18,791	10.641	14.114	611
2014	14.822	16.219	118	13.866	15.203	5979	14.014	15.389	15445	14.114	15.514	555
2015	16.219	16.275	107	15.203	15.286	5481	15.389	15.496	13179	15.514	15.638	524
2016	16.275	17.952	97	15.286	16.894	4929	15.496	17.152	11601	15.638	17.326	454
2017	17.952	21.729	92	16.894	20.490	4324	17.152	20.834	9780	17.326	21.067	411
2018	21.729	21.108	82	20.490	19.944	3813	20.834	20.309	8387	21.067	20.557	380
American Funds International Fund - Class 2
2009	7.288	10.314	27	7.132	10.113	668	7.155	10.160	1,482	7.170	10.192	113
2010	10.314	10.939	28	10.113	10.747	1,041	10.160	10.814	2,339	10.192	10.858	134
2011	10.939	9.308	26	10.747	9.163	1,134	10.814	9.234	2,770	10.858	9.281	152
2012	9.308	10.855	31	9.163	10.707	1,105	9.234	10.806	2,819	9.281	10.872	138
2013	10.855	13.059	30	10.707	12.907	1,084	10.806	13.046	2,926	10.872	13.139	141
2014	13.059	12.573	29	12.907	12.452	1073	13.046	12.605	2806	13.139	12.707	152
2015	12.573	11.873	29	12.452	11.782	1035	12.605	11.944	2598	12.707	12.054	155
2016	11.873	12.158	26	11.782	12.089	972	11.944	12.274	2471	12.054	12.399	143
2017	12.158	15.890	25	12.089	15.832	824	12.274	16.098	2033	12.399	16.278	124
2018	15.890	13.652	23	15.832	13.630	777	16.098	13.879	1930	16.278	14.049	113
A-2

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
BlackRock Global Allocation V.I. Fund - Class III
2009	N/A	N/A	N/A	10.761	11.623	50	10.708	11.634	166	10.442	11.641	10
2010	11.609	12.602	1*	11.623	12.643	308	11.634	12.674	955	11.641	12.694	26
2011	12.602	12.011	1*	12.643	12.074	400	12.674	12.121	1,279	12.694	12.153	19
2012	12.011	13.063	1*	12.074	13.158	409	12.121	13.230	1,240	12.153	13.278	33
2013	13.063	14.783	1*	13.158	14.920	385	13.230	15.024	1,162	13.278	15.093	36
2014	14.783	14.904	1*	14.920	15.073	338	15.024	15.200	1039	15.093	15.285	32
2015	14.904	14.593	1*	15.073	14.788	315	15.200	14.935	966	15.285	15.034	28
2016	14.593	14.983	1*	14.788	15.213	285	14.935	15.388	901	15.034	15.505	19
2017	14.983	16.844	1*	15.213	17.144	275	15.388	17.367	810	15.505	17.516	13
2018	16.844	15.397	1*	17.144	15.702	257	17.367	15.930	747	17.516	16.084	13
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.342	10.590	2	10.000	10.600	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.590	10.704	1*	10.600	10.729	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.704	11.574	1*	10.729	11.620	4	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.574	12.910	3	11.620	12.980	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.910	11.157	11	12.980	11.234	6	13.476	11.289	1*
Delaware VIP® Diversified Income Series - Service Class
2009	10.344	12.959	5	10.127	12.712	695	10.159	12.770	2,247	10.180	12.810	101
2010	12.959	13.825	15	12.712	13.589	1,909	12.770	13.672	5,459	12.810	13.728	159
2011	13.825	14.515	15	13.589	14.296	1,987	13.672	14.405	5,749	13.728	14.479	164
2012	14.515	15.344	14	14.296	15.142	1,970	14.405	15.280	5,714	14.479	15.374	172
2013	15.344	14.960	15	15.142	14.793	2,088	15.280	14.951	5,866	15.374	15.057	160
2014	14.960	15.534	14	14.793	15.391	1993	14.951	15.578	5219	15.057	15.705	181
2015	15.534	15.158	14	15.391	15.049	1895	15.578	15.255	4763	15.705	15.394	172
2016	15.158	15.484	13	15.049	15.404	1852	15.255	15.638	4434	15.394	15.797	180
2017	15.484	16.061	14	15.404	16.012	1876	15.638	16.281	4452	15.797	16.462	171
2018	16.061	15.522	13	16.012	15.506	1732	16.281	15.789	4129	16.462	15.982	153
Delaware VIP® Emerging Markets Series - Service Class
2009	5.754	10.111	1*	5.773	10.165	61	5.787	10.205	175	5.796	10.232	16
2010	10.111	11.821	3	10.165	11.909	207	10.205	11.973	594	10.232	12.017	34
2011	11.821	9.353	3	11.909	9.441	262	11.973	9.507	733	12.017	9.551	40
2012	9.353	10.564	3	9.441	10.684	228	9.507	10.775	694	9.551	10.835	40
2013	10.564	11.478	2	10.684	11.632	212	10.775	11.748	652	10.835	11.826	42
2014	11.478	10.414	2	11.632	10.576	212	11.748	10.697	639	11.826	10.779	35
2015	10.414	8.778	3	10.576	8.932	218	10.697	9.048	664	10.779	9.127	27
2016	8.778	9.870	1*	8.932	10.063	193	9.048	10.209	590	9.127	10.308	28
2017	9.870	13.688	1*	10.063	13.985	162	10.209	14.209	488	10.308	14.361	26
2018	13.688	11.368	1*	13.985	11.638	159	14.209	11.843	492	14.361	11.981	22
Delaware VIP® High Yield Series - Service Class
2009	8.017	11.787	2	7.741	11.405	74	7.766	11.458	229	7.782	11.494	18
2010	11.787	13.397	1*	11.405	12.988	110	11.458	13.068	296	11.494	13.122	17
2011	13.397	13.559	1*	12.988	13.171	110	13.068	13.273	292	13.122	13.341	14
2012	13.559	15.738	1*	13.171	15.319	108	13.273	15.460	260	13.341	15.554	22
2013	15.738	16.963	1*	15.319	16.544	107	15.460	16.722	271	15.554	16.841	22
2014	16.963	16.688	1*	16.544	16.308	97	16.722	16.508	219	16.841	16.642	20
2015	16.688	15.371	2	16.308	15.051	90	16.508	15.258	190	16.642	15.398	25
2016	15.371	17.165	2	15.051	16.842	82	15.258	17.100	167	15.398	17.273	21
2017	17.165	18.210	2	16.842	17.903	76	17.100	18.204	158	17.273	18.407	26
2018	18.210	17.153	2	17.903	16.898	69	18.204	17.208	138	18.407	17.417	16
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2009	10.273	11.440	35	10.210	11.392	2,362	10.242	11.445	6,643	10.264	11.481	284
2010	11.440	11.801	64	11.392	11.775	5,484	11.445	11.848	15,308	11.481	11.896	347
2011	11.801	11.970	63	11.775	11.966	5,763	11.848	12.060	16,300	11.896	12.121	341
2012	11.970	12.138	65	11.966	12.160	5,829	12.060	12.272	16,485	12.121	12.347	361
2013	12.138	11.846	66	12.160	11.891	6,254	12.272	12.018	17,558	12.347	12.104	367
2014	11.846	11.885	64	11.891	11.955	6122	12.018	12.101	16044	12.104	12.199	376
2015	11.885	11.829	59	11.955	11.922	5791	12.101	12.086	14344	12.199	12.196	328
2016	11.829	11.903	57	11.922	12.020	5535	12.086	12.204	13386	12.196	12.327	324
2017	11.903	11.998	59	12.020	12.140	5532	12.204	12.345	13188	12.327	12.482	318
2018	11.998	11.873	50	12.140	12.038	5060	12.345	12.259	11829	12.482	12.408	330
A-3

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® REIT Series - Service Class
2009	N/A	N/A	N/A	5.800	6.744	6	5.823	6.776	15	6.245	6.797	1*
2010	7.560	9.467	1*	6.744	8.462	34	6.776	8.515	75	6.797	8.550	1*
2011	9.467	10.358	5	8.462	9.277	47	8.515	9.348	100	8.550	9.397	2
2012	10.358	11.946	5	9.277	10.721	37	9.348	10.820	104	9.397	10.887	2
2013	11.946	12.042	5	10.721	10.829	45	10.820	10.945	124	10.887	11.024	2
2014	12.042	15.379	5	10.829	13.857	38	10.945	14.027	93	11.024	14.142	5
2015	15.379	15.747	5	13.857	14.217	35	14.027	14.413	78	14.142	14.545	1*
2016	15.747	16.449	5	14.217	14.881	33	14.413	15.108	74	14.545	15.262	1*
2017	16.449	16.475	5	14.881	14.934	33	15.108	15.185	73	15.262	15.355	1*
2018	16.475	15.070	5	14.934	13.688	31	15.185	13.939	65	15.355	14.109	1*
Delaware VIP® Small Cap Value Series - Service Class
2009	N/A	N/A	N/A	6.904	9.002	25	6.909	9.022	150	6.913	9.037	1*
2010	8.974	11.709	2	9.002	11.769	141	9.022	11.813	434	9.037	11.844	4
2011	11.709	11.397	2	11.769	11.478	147	11.813	11.538	468	11.844	11.580	5
2012	11.397	12.809	2	11.478	12.926	117	11.538	13.014	421	11.580	13.073	5
2013	12.809	16.871	2	12.926	17.059	100	13.014	17.201	359	13.073	17.297	4
2014	16.871	17.624	2	17.059	17.856	98	17.201	18.031	322	17.297	18.150	3
2015	17.624	16.305	2	17.856	16.552	91	18.031	16.740	279	18.150	16.867	3
2016	16.305	21.140	1*	16.552	21.503	78	16.740	21.780	240	16.867	21.968	4
2017	21.140	23.361	1*	21.503	23.816	71	21.780	24.159	220	21.968	24.391	3
2018	23.361	19.191	1*	23.816	19.604	71	24.159	19.915	204	24.391	20.127	4
Delaware VIP® Smid Cap Core Series - Service Class(4)
2009	N/A	N/A	N/A	5.618	8.594	3	5.635	8.634	9	5.647	8.662	7
2010	N/A	N/A	N/A	10.275	11.642	11	10.335	11.714	17	10.376	11.763	6
2011	N/A	N/A	N/A	11.642	12.450	24	11.714	12.545	37	11.763	12.610	8
2012	15.416	15.501	1*	12.450	13.660	28	12.545	13.785	39	12.610	13.870	8
2013	N/A	N/A	N/A	13.660	19.084	29	13.785	19.288	39	13.870	19.427	7
2014	N/A	N/A	N/A	19.084	19.456	23	19.288	19.693	33	19.427	19.855	5
2015	23.335	23.340	1*	19.456	20.691	23	19.693	20.975	33	19.855	21.168	2
2016	23.340	24.935	1*	20.691	22.149	24	20.975	22.487	37	21.168	22.717	2
2017	24.935	29.191	1*	22.149	25.986	23	22.487	26.422	38	22.717	26.718	4
2018	29.191	25.291	1*	25.986	22.559	19	26.422	22.972	50	26.718	23.253	4
Delaware VIP® U.S. Growth Series - Service Class
2009	6.845	9.677	6	6.300	8.925	684	6.320	8.967	1,947	6.334	8.995	45
2010	9.677	10.867	20	8.925	10.043	1,889	8.967	10.105	5,324	8.995	10.147	105
2011	10.867	11.555	20	10.043	10.700	1,987	10.105	10.782	5,604	10.147	10.838	119
2012	11.555	13.251	18	10.700	12.296	1,810	10.782	12.409	5,015	10.838	12.485	106
2013	13.251	17.621	15	12.296	16.383	1,586	12.409	16.559	4,296	12.485	16.677	91
2014	17.621	19.604	13	16.383	18.263	1396	16.559	18.487	3550	16.677	18.638	84
2015	19.604	20.374	12	18.263	19.019	1246	18.487	19.281	3019	18.638	19.457	66
2016	20.374	19.044	12	19.019	17.813	1229	19.281	18.085	2923	19.457	18.269	62
2017	19.044	24.130	11	17.813	22.615	1049	18.085	22.995	2418	18.269	23.252	54
2018	24.130	23.080	9	22.615	21.674	939	22.995	22.071	2093	23.252	22.340	48
Delaware VIP® Value Series - Service Class
2009	N/A	N/A	N/A	6.487	7.563	19	6.507	7.599	55	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.563	8.644	21	7.599	8.698	105	7.622	8.734	40
2011	N/A	N/A	N/A	8.644	9.360	39	8.698	9.432	142	8.734	9.480	15
2012	N/A	N/A	N/A	9.360	10.615	34	9.432	10.713	134	9.480	10.779	18
2013	N/A	N/A	N/A	10.615	14.031	37	10.713	14.182	129	10.779	14.283	22
2014	N/A	N/A	N/A	14.031	15.811	38	14.182	16.004	100	14.283	16.134	24
2015	16.558	16.661	1*	15.811	15.569	36	16.004	15.783	110	16.134	15.927	22
2016	16.661	18.839	1*	15.569	17.639	42	15.783	17.908	111	15.927	18.090	24
2017	18.839	21.155	1*	17.639	19.847	36	17.908	20.180	95	18.090	20.406	12
2018	21.155	20.296	1*	19.847	19.079	36	20.180	19.429	101	20.406	19.665	12
A-4

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
DWS Alternative Asset Allocation VIP Portfolio - Class B
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.341	11.554	1*
2010	N/A	N/A	N/A	11.536	12.821	3	11.547	12.853	7	11.554	12.874	2
2011	N/A	N/A	N/A	12.821	12.311	10	12.853	12.359	16	12.874	12.392	2
2012	N/A	N/A	N/A	12.311	13.343	7	12.359	13.416	22	12.392	13.464	2
2013	N/A	N/A	N/A	13.343	13.322	5	13.416	13.415	24	13.464	13.477	3
2014	N/A	N/A	N/A	13.322	13.630	1*	13.415	13.746	26	13.477	13.823	3
2015	12.946	12.459	1*	13.630	12.625	4	13.746	12.751	25	13.823	12.835	3
2016	12.459	12.937	1*	12.625	13.136	4	12.751	13.287	21	12.835	13.388	3
2017	12.937	13.693	1*	13.136	13.930	4	13.287	14.112	18	13.388	14.234	3
2018	13.693	12.277	1*	13.930	12.515	4	14.112	12.697	17	14.234	12.820	3
Fidelity VIP Overseas(5)
2008	N/A	N/A	N/A	11.064	6.824	13	11.086	6.846	43	11.100	6.860	5
2009	N/A	N/A	N/A	6.824	8.536	27	6.846	8.576	64	6.860	8.603	4
2010	N/A	N/A	N/A	8.536	9.545	52	8.576	9.604	100	8.603	9.643	4
2011	N/A	N/A	N/A	9.545	7.819	55	9.604	7.879	106	9.643	7.920	1*
2012	N/A	N/A	N/A	7.819	9.328	47	7.879	9.414	77	7.920	9.472	1*
2013	N/A	N/A	N/A	9.328	10.439	45	9.414	10.541	69	9.472	10.610	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	7.047	9.442	18	6.635	8.908	1,051	6.656	8.949	3,759	6.670	8.977	254
2010	9.442	10.919	22	8.908	10.322	1,438	8.949	10.386	4,862	8.977	10.429	243
2011	10.919	10.499	22	10.322	9.945	1,420	10.386	10.021	4,548	10.429	10.073	212
2012	10.499	12.060	25	9.945	11.447	1,291	10.021	11.552	4,083	10.073	11.623	198
2013	12.060	15.621	23	11.447	14.856	1,155	11.552	15.015	3,553	11.623	15.122	189
2014	15.621	17.250	22	14.856	16.438	1027	15.015	16.639	2982	15.122	16.775	146
2015	17.250	17.132	17	16.438	16.359	943	16.639	16.584	2594	16.775	16.735	139
2016	17.132	18.255	17	16.359	17.466	877	16.584	17.732	2376	16.735	17.912	119
2017	18.255	21.951	14	17.466	21.046	782	17.732	21.399	2021	17.912	21.638	104
2018	21.951	20.269	13	21.046	19.472	721	21.399	19.829	1813	21.638	20.070	93
Fidelity® VIP Growth Portfolio - Service Class 2
2009	N/A	N/A	N/A	6.471	8.207	15	6.492	8.245	64	N/A	N/A	N/A
2010	8.778	10.754	1*	8.207	10.074	21	8.245	10.137	84	8.269	10.176	6
2011	10.754	10.632	1*	10.074	9.981	24	10.137	10.058	81	10.176	10.107	5
2012	10.632	12.031	1*	9.981	11.316	21	10.058	11.420	76	10.107	11.488	8
2013	12.031	16.183	1*	11.316	15.252	20	11.420	15.416	71	11.488	15.522	8
2014	16.183	17.769	1*	15.252	16.780	20	15.416	16.985	66	15.522	17.120	3
2015	17.769	18.788	1*	16.780	17.778	19	16.985	18.022	54	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.778	17.715	12	18.022	17.986	46	N/A	N/A	N/A
2017	22.418	24.914	1*	17.715	23.671	12	17.986	24.067	41	N/A	N/A	N/A
2018	24.914	24.535	1*	23.671	23.354	11	24.067	23.784	37	25.400	24.068	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	7.186	9.932	5	6.925	9.592	184	6.947	9.637	481	6.962	9.667	62
2010	9.932	12.630	6	9.592	12.222	436	9.637	12.297	1,006	9.667	12.348	72
2011	12.630	11.136	7	12.222	10.798	467	12.297	10.881	1,107	12.348	10.937	63
2012	11.136	12.619	7	10.798	12.259	426	10.881	12.372	1,011	10.937	12.448	54
2013	12.619	16.957	7	12.259	16.507	405	12.372	16.685	898	12.448	16.804	49
2014	16.957	17.783	5	16.507	17.346	367	16.685	17.559	808	16.804	17.702	40
2015	17.783	17.302	4	17.346	16.911	345	17.559	17.144	710	17.702	17.301	38
2016	17.302	19.154	4	16.911	18.758	311	17.144	19.044	651	17.301	19.238	32
2017	19.154	22.833	4	18.758	22.407	281	19.044	22.784	578	19.238	23.039	28
2018	22.833	19.247	4	22.407	18.926	258	22.784	19.273	518	23.039	19.508	21
Franklin Income VIP Fund - Class 2
2009	7.659	10.271	25	7.309	9.821	1,190	7.332	9.867	3,494	7.347	9.898	144
2010	10.271	11.446	26	9.821	10.967	1,531	9.867	11.035	4,293	9.898	11.080	238
2011	11.446	11.591	26	10.967	11.128	1,489	11.035	11.213	4,044	11.080	11.270	136
2012	11.591	12.914	26	11.128	12.423	1,388	11.213	12.538	3,735	11.270	12.614	120
2013	12.914	14.554	24	12.423	14.028	1,298	12.538	14.179	3,390	12.614	14.280	114
2014	14.554	15.059	20	14.028	14.544	1198	14.179	14.722	2867	14.280	14.842	117
2015	15.059	13.844	16	14.544	13.397	1135	14.722	13.582	2548	14.842	13.706	114
2016	13.844	15.612	14	13.397	15.139	1042	13.582	15.370	2216	13.706	15.526	113
2017	15.612	16.935	14	15.139	16.455	965	15.370	16.731	2054	15.526	16.918	101
2018	16.935	16.029	13	16.455	15.605	862	16.731	15.892	1826	16.918	16.085	93
A-5

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Franklin Mutual Shares VIP Fund - Class 2
2009	6.956	8.672	89	6.555	8.189	3,964	6.576	8.227	11,878	6.590	8.253	509
2010	8.672	9.538	113	8.189	9.024	6,821	8.227	9.080	19,245	8.253	9.117	601
2011	9.538	9.335	112	9.024	8.850	7,071	9.080	8.918	19,483	9.117	8.964	574
2012	9.335	10.548	102	8.850	10.020	6,450	8.918	10.112	17,484	8.964	10.174	504
2013	10.548	13.381	90	10.020	12.736	5,679	10.112	12.873	14,878	10.174	12.965	446
2014	13.381	14.177	85	12.736	13.521	5147	12.873	13.686	12534	12.965	13.798	408
2015	14.177	13.330	77	13.521	12.738	4915	13.686	12.914	11375	13.798	13.032	370
2016	13.330	15.301	69	12.738	14.652	4357	12.914	14.875	9822	13.032	15.027	339
2017	15.301	16.397	68	14.652	15.732	4065	14.875	15.997	8959	15.027	16.175	317
2018	16.397	14.747	62	15.732	14.178	3760	15.997	14.438	8062	16.175	14.614	288
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2008	10.428	6.742	1*	10.150	6.206	61	10.168	6.226	204	9.855	6.239	12
2009	6.742	9.573	1*	6.206	8.831	130	6.226	8.872	310	6.239	8.900	24
2010	9.573	12.084	1*	8.831	11.169	179	8.872	11.238	440	8.900	11.285	16
2011	12.084	11.374	1*	11.169	10.534	174	11.238	10.616	432	11.285	10.670	15
2012	11.374	12.471	1*	10.534	11.573	162	10.616	11.680	403	10.670	11.751	11
2013	12.471	14.562	1*	11.573	13.524	153	11.680	13.656	372	11.751	13.745	10
Goldman Sachs VIT Large Cap Value Fund - Service Shares
2009	9.821	12.112	3	10.066	12.141	455	10.068	12.162	1,115	9.544	12.176	13
2010	12.112	13.283	13	12.141	13.343	1,582	12.162	13.385	4,302	12.176	13.414	88
2011	13.283	12.183	14	13.343	12.262	1863	13.385	12.320	5184	13.414	12.359	94
2012	12.183	14.318	12	12.262	14.439	1,613	12.320	14.529	4,382	12.359	14.590	86
2013	14.318	18.825	11	14.439	19.022	1,362	14.529	19.170	3,608	14.590	19.268	71
2014	18.825	20.967	10	19.022	21.229	1192	19.170	21.425	2960	19.268	21.557	50
2015	20.967	19.787	9	21.229	20.074	1133	21.425	20.290	2715	21.557	20.436	45
2016	19.787	21.778	8	20.074	22.139	1040	20.290	22.411	2432	20.436	22.594	41
2017	21.778	23.599	8	22.139	24.038	963	22.411	24.370	2230	22.594	24.593	42
2018	23.599	21.305	7	24.038	21.745	883	24.370	22.078	2006	24.593	22.303	38
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	10.226	9.656	1*	10.087	9.664	15	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.656	9.319	2	9.664	9.341	19	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.319	9.171	4	9.341	9.207	25	N/A	N/A	N/A
2017	10.337	11.072	1*	9.171	11.154	6	9.207	11.215	29	N/A	N/A	N/A
2018	11.072	9.286	1*	11.154	9.373	5	11.215	9.439	23	N/A	N/A	N/A
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
2009	12.378	13.394	1*	10.313	13.424	72	10.754	13.446	228	10.438	13.461	8
2010	13.394	15.767	1*	13.424	15.835	142	13.446	15.885	371	13.461	15.919	13
2011	15.767	14.895	1*	15.835	14.988	156	15.885	15.058	424	15.919	15.105	11
2012	14.895	16.291	1*	14.988	16.426	149	15.058	16.527	387	15.105	16.596	9
2013	16.291	21.875	1*	16.426	22.100	131	16.527	22.270	316	16.596	22.384	7
2014	21.875	23.180	1*	22.100	23.466	118	22.270	23.682	268	22.384	23.827	8
2015	23.180	22.137	1*	23.466	22.455	111	23.682	22.695	247	23.827	22.857	8
2016	22.137	25.342	1*	22.455	25.758	94	22.695	26.072	213	22.857	26.285	6
2017	25.342	28.217	1*	25.758	28.737	90	26.072	29.132	188	26.285	29.398	6
2018	28.217	25.631	1*	28.737	26.157	80	29.132	26.556	172	29.398	26.826	5
LVIP Baron Growth Opportunities Fund - Service Class
2009	N/A	N/A	N/A	6.203	8.504	48	6.223	8.543	85	6.236	8.570	22
2010	N/A	N/A	N/A	8.504	10.651	64	8.543	10.716	176	8.570	10.761	18
2011	N/A	N/A	N/A	10.651	10.980	59	10.716	11.064	212	10.761	11.121	11
2012	N/A	N/A	N/A	10.980	12.867	53	11.064	12.985	198	11.121	13.065	8
2013	N/A	N/A	N/A	12.867	17.861	52	12.985	18.052	171	13.065	18.181	6
2014	N/A	N/A	N/A	17.861	18.560	47	18.052	18.786	159	18.181	18.940	8
2015	N/A	N/A	N/A	18.560	17.516	48	18.786	17.756	141	18.940	17.919	6
2016	N/A	N/A	N/A	17.516	18.326	42	17.756	18.606	134	17.919	18.795	5
2017	N/A	N/A	N/A	18.326	23.109	35	18.606	23.496	119	18.795	23.759	4
2018	N/A	N/A	N/A	23.109	22.001	35	23.496	22.403	102	23.759	22.677	4
A-6

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	6.411	7.814	39	6.431	7.851	95	6.444	7.875	2
2010	N/A	N/A	N/A	7.814	9.110	39	7.851	9.166	104	7.875	9.204	1*
2011	N/A	N/A	N/A	9.110	8.774	35	9.166	8.842	110	9.204	8.887	20
2012	N/A	N/A	N/A	8.774	10.147	33	8.842	10.240	106	8.887	10.303	18
2013	N/A	N/A	N/A	10.147	11.858	42	10.240	11.985	155	10.303	12.071	23
2014	N/A	N/A	N/A	11.858	12.131	46	11.985	12.279	123	12.071	12.380	18
2015	N/A	N/A	N/A	12.131	11.410	49	12.279	11.567	119	12.380	11.673	1*
2016	N/A	N/A	N/A	11.410	12.628	43	11.567	12.821	130	11.673	12.951	1*
2017	N/A	N/A	N/A	12.628	14.535	46	12.821	14.779	121	12.951	14.945	1*
2018	N/A	N/A	N/A	14.535	13.233	45	14.779	13.475	119	14.945	13.640	1*
LVIP BlackRock Emerging Markets Managed Volatility(10)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.543	11.005	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.408	10.014	1*	11.005	10.035	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.014	9.415	2	10.035	9.448	19	10.048	9.470	2
2015	N/A	N/A	N/A	9.415	7.911	6	9.448	7.951	26	9.470	7.977	2
2016	N/A	N/A	N/A	7.911	8.368	5	7.951	8.422	25	7.977	8.458	2
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	10.311	10.143	12	10.129	10.153	3	N/A	N/A	N/A
2011	10.131	11.210	1*	10.143	11.246	41	10.153	11.274	243	10.159	11.292	7
2012	11.210	11.780	3	11.246	11.842	51	11.274	11.888	295	11.292	11.919	21
2013	11.780	10.652	5	11.842	10.730	495	11.888	10.788	1,281	11.919	10.827	66
2014	10.652	10.839	5	10.730	10.940	478	10.788	11.016	1130	10.827	11.067	48
2015	10.839	10.397	5	10.940	10.515	418	11.016	10.604	1010	11.067	10.664	38
2016	10.397	10.626	4	10.515	10.767	398	10.604	10.875	953	10.664	10.947	35
2017	10.626	10.713	4	10.767	10.877	410	10.875	11.002	971	10.947	11.086	37
2018	10.713	10.598	4	10.877	10.783	380	11.002	10.923	919	11.086	11.017	37
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	7.059	9.666	21	7.081	9.711	31	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.666	10.640	29	9.711	10.706	48	9.741	10.750	1*
2011	N/A	N/A	N/A	10.640	9.920	32	10.706	9.996	48	10.750	10.048	2
2012	N/A	N/A	N/A	9.920	11.414	27	9.996	11.519	42	10.048	11.590	2
2013	N/A	N/A	N/A	11.414	14.160	25	11.519	14.312	33	11.590	14.415	2
2014	N/A	N/A	N/A	14.160	14.748	25	14.312	14.928	27	14.415	15.050	2
2015	N/A	N/A	N/A	14.748	14.774	24	14.928	14.977	26	15.050	15.115	2
2016	N/A	N/A	N/A	14.774	14.414	25	14.977	14.634	26	15.115	14.783	2
2017	N/A	N/A	N/A	14.414	17.972	20	14.634	18.274	28	14.783	18.479	1*
2018	N/A	N/A	N/A	17.972	17.001	18	18.274	17.312	31	18.479	17.524	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	5.510	8.085	9	5.524	8.117	29	5.533	8.139	1*
2010	N/A	N/A	N/A	8.085	10.171	12	8.117	10.227	42	8.139	10.264	6
2011	N/A	N/A	N/A	10.171	9.291	12	10.227	9.356	44	10.264	9.399	6
2012	N/A	N/A	N/A	9.291	9.779	11	9.356	9.863	43	9.399	9.919	6
2013	N/A	N/A	N/A	9.779	12.069	12	9.863	12.189	32	9.919	12.271	7
2014	N/A	N/A	N/A	12.069	11.058	12	12.189	11.185	34	12.271	11.271	4
2015	N/A	N/A	N/A	11.058	10.473	13	11.185	10.609	35	11.271	10.701	4
2016	N/A	N/A	N/A	10.473	10.586	12	10.609	10.741	34	10.701	10.845	4
2017	N/A	N/A	N/A	10.586	13.140	11	10.741	13.352	25	10.845	13.495	3
2018	N/A	N/A	N/A	13.140	13.039	8	13.352	13.269	26	13.495	13.425	3
LVIP Clarion Global Real Estate Fund - Service Class
2009	N/A	N/A	N/A	4.731	6.447	35	4.743	6.472	54	4.751	6.489	19
2010	N/A	N/A	N/A	6.447	7.517	60	6.472	7.559	75	6.489	7.586	23
2011	N/A	N/A	N/A	7.517	6.787	66	7.559	6.834	92	7.586	6.866	15
2012	N/A	N/A	N/A	6.787	8.366	45	6.834	8.437	87	6.866	8.485	12
2013	8.761	8.431	1*	8.366	8.543	50	8.437	8.629	92	8.485	8.686	22
2014	8.431	9.473	1*	8.543	9.618	47	8.629	9.729	85	8.686	9.804	20
2015	N/A	N/A	N/A	9.618	9.392	42	9.729	9.515	75	9.804	9.597	19
2016	N/A	N/A	N/A	9.392	9.396	42	9.515	9.533	74	9.597	9.625	20
2017	N/A	N/A	N/A	9.396	10.297	41	9.533	10.463	71	9.625	10.575	21
2018	N/A	N/A	N/A	10.297	9.330	35	10.463	9.495	73	10.575	9.606	20
A-7

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Delaware Bond Fund - Service Class
2009	10.206	11.959	74	10.012	11.756	4,322	10.044	11.811	13,814	10.065	11.848	501
2010	11.959	12.789	123	11.756	12.596	9,066	11.811	12.674	27,791	11.848	12.726	702
2011	12.789	13.567	121	12.596	13.390	9,152	12.674	13.493	27,722	12.726	13.562	668
2012	13.567	14.255	121	13.390	14.097	9,024	13.493	14.227	27,034	13.562	14.314	653
2013	14.255	13.727	118	14.097	13.601	9,563	14.227	13.747	28,666	14.314	13.845	596
2014	13.727	14.337	111	13.601	14.235	8986	13.747	14.409	25503	13.845	14.526	602
2015	14.337	14.185	101	14.235	14.112	8427	14.409	14.306	22753	14.526	14.437	559
2016	14.185	14.362	94	14.112	14.317	8023	14.306	14.535	21286	14.437	14.683	514
2017	14.362	14.774	96	14.317	14.757	7933	14.535	15.005	20773	14.683	15.172	525
2018	14.774	14.440	85	14.757	14.452	7332	15.005	14.717	18969	15.172	14.896	489
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	10.070	10.072	1*	10.082	10.084	6	10.093	10.094	14	N/A	N/A	N/A
2011	10.072	9.913	1*	10.084	9.945	52	10.094	9.969	188	10.100	9.986	5
2012	9.913	10.193	1*	9.945	10.246	46	9.969	10.287	208	9.986	10.314	5
2013	10.193	10.132	2	10.246	10.206	178	10.287	10.262	487	10.314	10.299	40
2014	10.132	10.058	2	10.206	10.151	159	10.262	10.222	462	10.299	10.269	32
2015	10.058	9.851	2	10.151	9.963	214	10.222	10.047	424	10.269	10.104	42
2016	9.851	9.939	2	9.963	10.071	210	10.047	10.172	417	10.104	10.240	30
2017	9.939	10.053	3	10.071	10.208	200	10.172	10.326	418	10.240	10.405	11
2018	10.053	9.945	3	10.208	10.119	249	10.326	10.251	391	10.405	10.340	10
LVIP Delaware Social Awareness Fund - Service Class
2009	N/A	N/A	N/A	6.654	8.542	2	6.675	8.582	20	6.689	8.609	11
2010	N/A	N/A	N/A	8.542	9.412	7	8.582	9.470	31	8.609	9.510	32
2011	N/A	N/A	N/A	9.412	9.355	7	9.470	9.427	42	9.510	9.475	29
2012	N/A	N/A	N/A	9.355	10.651	7	9.427	10.749	40	9.475	10.815	21
2013	N/A	N/A	N/A	10.651	14.272	7	10.749	14.425	33	10.815	14.528	14
2014	N/A	N/A	N/A	14.272	16.237	9	14.425	16.436	29	14.528	16.570	4
2015	N/A	N/A	N/A	16.237	15.930	6	16.436	16.148	29	16.570	16.295	1*
2016	N/A	N/A	N/A	15.930	16.776	6	16.148	17.032	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.776	19.913	5	17.032	20.247	20	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.913	18.769	5	20.247	19.113	16	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2009	N/A	N/A	N/A	5.746	7.402	12	5.760	7.431	48	5.769	7.450	4
2010	N/A	N/A	N/A	7.402	9.550	24	7.431	9.602	56	7.450	9.636	1*
2011	N/A	N/A	N/A	9.550	8.941	21	9.602	9.003	66	9.636	9.044	1*
2012	N/A	N/A	N/A	8.941	10.148	25	9.003	10.234	63	9.044	10.291	1*
2013	N/A	N/A	N/A	10.148	13.408	23	10.234	13.542	54	10.291	13.631	1*
2014	N/A	N/A	N/A	13.408	14.252	18	13.542	14.416	50	13.631	14.525	3
2015	N/A	N/A	N/A	14.252	14.112	17	14.416	14.295	43	14.525	14.418	1*
2016	N/A	N/A	N/A	14.112	16.780	16	14.295	17.024	41	14.418	17.187	1*
2017	N/A	N/A	N/A	16.780	19.514	16	17.024	19.827	35	17.187	20.037	2
2018	N/A	N/A	N/A	19.514	16.430	14	19.827	16.718	33	20.037	16.913	2
LVIP Delaware Wealth Builder Fund - Service Class(7)
2009	N/A	N/A	N/A	7.069	9.223	20	7.091	9.266	53	7.106	9.295	1*
2010	N/A	N/A	N/A	9.223	10.256	19	9.266	10.319	53	9.295	10.362	1*
2011	N/A	N/A	N/A	10.256	9.933	18	10.319	10.009	53	10.362	10.061	1*
2012	N/A	N/A	N/A	9.933	11.125	17	10.009	11.227	56	10.061	11.297	1*
2013	N/A	N/A	N/A	11.125	13.224	16	11.227	13.365	46	11.297	13.462	1*
2014	N/A	N/A	N/A	13.224	13.640	12	13.365	13.806	40	13.462	13.920	1*
2015	N/A	N/A	N/A	13.640	13.304	11	13.806	13.487	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.304	13.891	11	13.487	14.103	30	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.891	15.422	11	14.103	15.679	21	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.422	14.448	10	15.679	14.712	20	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.580	9.789	2	9.403	9.812	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.789	11.140	3	9.812	11.184	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.140	10.186	13	11.184	10.241	17	11.213	10.279	2
2015	N/A	N/A	N/A	10.186	9.670	20	10.241	9.737	14	10.279	9.782	2
2016	N/A	N/A	N/A	9.670	9.748	21	9.737	9.830	17	9.782	9.886	2
2017	N/A	N/A	N/A	9.748	12.157	19	9.830	12.278	27	9.886	12.360	2
2018	N/A	N/A	N/A	12.157	10.086	25	12.278	10.202	33	12.360	10.280	2
A-8

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2009	7.224	8.876	4	6.742	8.302	6	6.764	8.340	42	N/A	N/A	N/A
2010	8.876	9.880	4	8.302	9.259	12	8.340	9.316	78	N/A	N/A	N/A
2011	9.880	9.854	3	9.259	9.253	19	9.316	9.325	86	N/A	N/A	N/A
2012	9.854	11.200	3	9.253	10.538	18	9.325	10.636	91	N/A	N/A	N/A
2013	11.200	14.711	3	10.538	13.869	16	10.636	14.018	86	N/A	N/A	N/A
2014	14.711	16.410	3	13.869	15.502	17	14.018	15.691	75	N/A	N/A	N/A
2015	16.410	15.850	3	15.502	15.003	15	15.691	15.209	69	15.466	15.346	1*
2016	15.850	17.872	2	15.003	16.951	15	15.209	17.210	70	15.346	17.382	1*
2017	17.872	21.293	2	16.951	20.235	13	17.210	20.575	65	17.382	20.802	1*
2018	21.293	19.458	2	20.235	18.529	17	20.575	18.869	53	20.802	19.096	1*
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.723	10.906	1*	9.736	10.933	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.906	13.930	1*	10.933	13.983	9	10.951	14.020	1*
2014	N/A	N/A	N/A	13.930	14.415	8	13.983	14.494	12	14.020	14.546	2
2015	N/A	N/A	N/A	14.415	13.165	9	14.494	13.257	8	14.546	13.319	2
2016	N/A	N/A	N/A	13.165	14.464	9	13.257	14.587	25	13.319	14.669	2
2017	N/A	N/A	N/A	14.464	17.040	18	14.587	17.210	36	14.669	17.324	1*
2018	N/A	N/A	N/A	17.040	15.532	17	17.210	15.711	37	17.324	15.832	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.291	10.389	4	10.058	10.399	38	10.281	10.406	1*
2012	N/A	N/A	N/A	10.389	10.655	19	10.399	10.681	124	10.406	10.698	2
2013	N/A	N/A	N/A	10.655	10.242	30	10.681	10.282	109	10.698	10.309	1*
2014	N/A	N/A	N/A	10.242	10.596	46	10.282	10.654	93	10.309	10.692	1*
2015	N/A	N/A	N/A	10.596	10.508	40	10.654	10.581	114	10.692	10.630	3
2016	N/A	N/A	N/A	10.508	10.605	107	10.581	10.695	164	10.630	10.756	1*
2017	N/A	N/A	N/A	10.605	10.793	86	10.695	10.901	225	10.756	10.973	2
2018	N/A	N/A	N/A	10.793	10.654	90	10.901	10.777	226	10.973	10.859	2
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2009	6.034	7.628	3	6.054	7.668	199	6.069	7.698	537	6.079	7.719	11
2010	7.628	8.020	7	7.668	8.079	270	7.698	8.123	842	7.719	8.152	21
2011	8.020	7.668	7	8.079	7.739	247	8.123	7.793	808	8.152	7.829	10
2012	7.668	9.170	7	7.739	9.273	182	7.793	9.352	659	7.829	9.405	5
2013	9.170	10.850	5	9.273	10.995	169	9.352	11.104	577	9.405	11.178	5
2014	10.850	10.492	4	10.995	10.653	153	11.104	10.775	494	11.178	10.858	7
2015	10.492	9.520	4	10.653	9.686	147	10.775	9.812	463	10.858	9.897	4
2016	9.520	9.620	4	9.686	9.807	139	9.812	9.949	476	9.897	10.045	4
2017	9.620	11.522	4	9.807	11.770	121	9.949	11.959	409	10.045	12.086	4
2018	11.522	10.328	4	11.770	10.572	105	11.959	10.758	378	12.086	10.883	4
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	8.672	10.703	46	8.699	10.753	326	8.569	10.788	21
2010	N/A	N/A	N/A	10.703	11.693	104	10.753	11.765	439	10.788	11.814	11
2011	N/A	N/A	N/A	11.693	11.985	119	11.765	12.077	467	11.814	12.140	89
2012	N/A	N/A	N/A	11.985	13.006	131	12.077	13.126	512	12.140	13.207	61
2013	N/A	N/A	N/A	13.006	14.111	131	13.126	14.262	495	13.207	14.365	6
2014	N/A	N/A	N/A	14.111	14.744	116	14.262	14.924	428	14.365	15.047	6
2015	N/A	N/A	N/A	14.744	14.286	109	14.924	14.482	424	15.047	14.615	5
2016	N/A	N/A	N/A	14.286	14.830	85	14.482	15.057	376	14.615	15.211	5
2017	N/A	N/A	N/A	14.830	16.200	141	15.057	16.472	332	15.211	16.657	5
2018	N/A	N/A	N/A	16.200	15.302	139	16.472	15.582	321	16.657	15.773	5
A-9

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	6.913	9.309	64	7.321	9.352	159	7.336	9.381	11
2010	N/A	N/A	N/A	9.309	10.372	296	9.352	10.436	479	9.381	10.479	52
2011	N/A	N/A	N/A	10.372	10.254	352	10.436	10.332	637	10.479	10.385	83
2012	N/A	N/A	N/A	10.254	11.064	519	10.332	11.165	1,068	10.385	11.234	113
2013	N/A	N/A	N/A	11.064	12.419	607	11.165	12.552	1,546	11.234	12.642	131
2014	N/A	N/A	N/A	12.419	12.702	702	12.552	12.857	1514	12.642	12.962	190
2015	N/A	N/A	N/A	12.702	12.094	758	12.857	12.260	1429	12.962	12.372	180
2016	N/A	N/A	N/A	12.094	12.523	727	12.260	12.714	1413	12.372	12.844	155
2017	N/A	N/A	N/A	12.523	14.315	780	12.714	14.555	1452	12.844	14.718	132
2018	N/A	N/A	N/A	14.315	13.256	796	14.555	13.499	1460	14.718	13.664	128
LVIP Global Income Fund - Service Class
2009	N/A	N/A	N/A	10.095	10.719	174	10.119	10.730	452	10.462	10.738	13
2010	10.708	11.588	1*	10.719	11.623	706	10.730	11.653	1,597	10.738	11.673	39
2011	11.588	11.557	2	11.623	11.615	778	11.653	11.662	1,728	11.673	11.694	25
2012	11.557	12.279	6	11.615	12.365	766	11.662	12.434	1,692	11.694	12.481	31
2013	12.279	11.773	6	12.365	11.879	835	12.434	11.963	1,878	12.481	12.020	31
2014	11.773	11.840	6	11.879	11.971	787	11.963	12.074	1769	12.020	12.143	39
2015	11.840	11.445	5	11.971	11.595	730	12.074	11.712	1624	12.143	11.791	33
2016	11.445	11.349	5	11.595	11.521	678	11.712	11.655	1560	11.791	11.745	36
2017	11.349	11.762	5	11.521	11.964	694	11.655	12.121	1536	11.745	12.227	30
2018	11.762	11.825	5	11.964	12.053	646	12.121	12.229	1377	12.227	12.349	27
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2009	N/A	N/A	N/A	7.963	10.080	171	7.988	10.127	297	8.005	10.159	8
2010	N/A	N/A	N/A	10.080	11.156	347	10.127	11.225	715	10.159	11.272	47
2011	N/A	N/A	N/A	11.156	11.157	480	11.225	11.243	867	11.272	11.301	51
2012	N/A	N/A	N/A	11.157	12.088	705	11.243	12.199	1,497	11.301	12.274	61
2013	N/A	N/A	N/A	12.088	13.367	748	12.199	13.511	1,893	12.274	13.607	123
2014	N/A	N/A	N/A	13.367	13.762	701	13.511	13.930	1668	13.607	14.044	100
2015	N/A	N/A	N/A	13.762	13.145	723	13.930	13.326	1664	14.044	13.448	75
2016	N/A	N/A	N/A	13.145	13.559	677	13.326	13.766	1511	13.448	13.905	62
2017	N/A	N/A	N/A	13.559	15.323	604	13.766	15.581	1405	13.905	15.755	59
2018	15.861	14.804	2	15.323	14.325	543	15.581	14.587	1351	15.755	14.765	51
LVIP Government Money Market Fund - Service Class
2009	10.592	10.485	10	10.543	10.457	186	10.577	10.506	335	10.599	10.539	92
2010	10.485	10.375	9	10.457	10.368	190	10.506	10.432	326	10.539	10.475	13
2011	10.375	10.264	8	10.368	10.278	309	10.432	10.357	765	10.475	10.410	17
2012	10.264	10.155	14	10.278	10.189	280	10.357	10.283	736	10.410	10.346	35
2013	10.155	10.046	14	10.189	10.100	322	10.283	10.208	682	10.346	10.281	209
2014	10.046	9.939	28	10.100	10.012	248	10.208	10.135	441	10.281	10.217	10
2015	9.939	9.832	18	10.012	9.924	327	10.135	10.061	462	10.217	10.153	15
2016	9.832	9.727	18	9.924	9.838	324	10.061	9.989	423	10.153	10.090	35
2017	9.727	9.638	18	9.838	9.768	307	9.989	9.932	413	10.090	10.043	38
2018	9.638	9.641	11	9.768	9.790	312	9.932	9.970	425	10.043	10.091	13
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.839	10.992	1*	10.852	11.028	4	10.863	11.055	24	10.869	11.073	1*
2012	10.992	12.463	3	11.028	12.528	35	11.055	12.578	100	11.073	12.611	10
2013	12.463	13.103	3	12.528	13.198	71	12.578	13.270	242	12.611	13.318	18
2014	13.103	13.294	3	13.198	13.418	90	13.270	13.511	250	13.318	13.574	25
2015	13.294	12.600	3	13.418	12.743	88	13.511	12.851	245	13.574	12.923	16
2016	12.600	14.080	3	12.743	14.267	83	12.851	14.410	225	12.923	14.505	16
2017	14.080	14.832	3	14.267	15.060	87	14.410	15.233	230	14.505	15.350	15
2018	14.832	14.215	2	15.060	14.463	85	15.233	14.651	205	15.350	14.778	24
A-10

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2009	N/A	N/A	N/A	6.128	7.553	5	6.144	7.583	12	6.154	7.603	1*
2010	N/A	N/A	N/A	7.553	9.315	10	7.583	9.367	34	7.603	9.401	1*
2011	N/A	N/A	N/A	9.315	9.047	18	9.367	9.111	34	9.401	9.152	1*
2012	N/A	N/A	N/A	9.047	10.173	14	9.111	10.260	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.173	12.488	19	10.260	12.614	52	10.317	12.697	1*
2014	N/A	N/A	N/A	12.488	13.347	15	12.614	13.502	53	12.697	13.605	1*
2015	12.769	11.979	1*	13.347	12.174	16	13.502	12.334	45	13.605	12.440	1*
2016	11.979	13.000	1*	12.174	13.238	16	12.334	13.432	50	12.440	13.561	1*
2017	13.000	14.710	1*	13.238	15.009	24	13.432	15.252	62	13.561	15.414	1*
2018	14.710	12.800	1*	15.009	13.087	23	15.252	13.319	51	15.414	13.473	1*
LVIP MFS International Growth Fund - Service Class
2009	6.116	7.550	2	5.652	7.590	287	5.665	7.620	885	5.675	7.640	22
2010	7.550	8.425	15	7.590	8.487	1,066	7.620	8.533	3,151	7.640	8.564	62
2011	8.425	7.491	15	8.487	7.561	1,279	8.533	7.614	3,754	8.564	7.649	73
2012	7.491	8.825	14	7.561	8.925	1,171	7.614	9.001	3,346	7.649	9.052	64
2013	8.825	9.892	12	8.925	10.024	1,127	9.001	10.124	3,171	9.052	10.191	59
2014	9.892	9.266	12	10.024	9.408	1135	10.124	9.517	3060	10.191	9.590	61
2015	9.266	9.261	11	9.408	9.422	1066	9.517	9.544	2746	9.590	9.627	58
2016	9.261	9.288	10	9.422	9.468	1036	9.544	9.606	2616	9.627	9.699	52
2017	9.288	12.083	9	9.468	12.343	891	9.606	12.541	2151	9.699	12.675	59
2018	12.083	10.939	9	12.343	11.197	850	12.541	11.394	1990	12.675	11.527	52
LVIP MFS Value Fund - Service Class
2009	6.506	7.765	71	6.527	7.806	3,023	6.543	7.836	9,796	6.554	7.857	376
2010	7.765	8.549	100	7.806	8.611	5,869	7.836	8.658	17,911	7.857	8.689	508
2011	8.549	8.426	99	8.611	8.504	6,215	8.658	8.563	18,668	8.689	8.602	485
2012	8.426	9.670	94	8.504	9.779	5,666	8.563	9.862	16,717	8.602	9.918	435
2013	9.670	12.972	79	9.779	13.144	4,900	9.862	13.275	14,020	9.918	13.363	375
2014	12.972	14.142	74	13.144	14.359	4372	13.275	14.524	11747	13.363	14.635	370
2015	14.142	13.877	66	14.359	14.118	4019	14.524	14.301	10234	14.635	14.425	318
2016	13.877	15.616	60	14.118	15.919	3635	14.301	16.151	8957	14.425	16.307	288
2017	15.616	18.123	56	15.919	18.511	3265	16.151	18.808	7781	16.307	19.009	257
2018	18.123	16.092	50	18.511	16.470	3022	18.808	16.760	7029	19.009	16.955	244
LVIP Mondrian International Value Fund - Service Class
2009	6.683	9.140	2	7.235	8.671	36	7.258	8.711	59	7.273	8.738	11
2010	N/A	N/A	N/A	8.671	8.783	38	8.711	8.837	110	8.738	8.874	19
2011	N/A	N/A	N/A	8.783	8.317	42	8.837	8.381	137	8.874	8.423	18
2012	N/A	N/A	N/A	8.317	9.012	42	8.381	9.095	121	8.423	9.150	36
2013	10.468	11.354	27	9.012	10.857	2,065	9.095	10.974	5,851	9.150	11.051	163
2014	11.354	10.919	27	10.857	10.462	1994	10.974	10.590	5314	11.051	10.676	159
2015	10.919	10.366	24	10.462	9.952	1930	10.590	10.089	4911	10.676	10.181	145
2016	10.366	10.638	23	9.952	10.234	1863	10.089	10.390	4659	10.181	10.495	145
2017	10.638	12.735	21	10.234	12.276	1632	10.390	12.482	3943	10.495	12.621	130
2018	12.735	11.122	20	12.276	10.742	1591	12.482	10.939	3772	12.621	11.072	127
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	9.988	9.944	23	10.010	9.954	39	9.993	9.960	2
2015	N/A	N/A	N/A	9.944	9.994	77	9.954	10.019	86	9.960	10.035	2
2016	10.067	10.086	2	9.994	10.139	86	10.019	10.180	113	10.035	10.207	10
2017	10.086	10.116	3	10.139	10.192	114	10.180	10.249	199	10.207	10.286	1*
2018	N/A	N/A	N/A	10.192	10.192	114	10.249	10.264	242	10.286	10.311	26
LVIP SSGA Bond Index Fund - Service Class
2009	N/A	N/A	N/A	10.497	10.847	23	10.506	10.871	205	10.511	10.888	8
2010	N/A	N/A	N/A	10.847	11.363	71	10.871	11.406	306	10.888	11.435	7
2011	N/A	N/A	N/A	11.363	12.064	88	11.406	12.128	352	11.435	12.171	6
2012	N/A	N/A	N/A	12.064	12.386	109	12.128	12.471	536	12.171	12.527	11
2013	N/A	N/A	N/A	12.386	11.930	125	12.471	12.029	526	12.527	12.096	12
2014	N/A	N/A	N/A	11.930	12.472	206	12.029	12.594	554	12.096	12.677	11
2015	N/A	N/A	N/A	12.472	12.360	191	12.594	12.500	539	12.677	12.595	15
2016	N/A	N/A	N/A	12.360	12.499	194	12.500	12.659	558	12.595	12.768	16
2017	N/A	N/A	N/A	12.499	12.748	183	12.659	12.932	573	12.768	13.055	14
2018	N/A	N/A	N/A	12.748	12.561	102	12.932	12.761	533	13.055	12.896	14
A-11

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.478	10.654	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.967	11.465	64	10.654	11.507	72	11.406	11.535	1*
2013	N/A	N/A	N/A	11.465	12.105	1*	11.507	12.167	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.105	12.533	4	12.167	12.615	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.533	12.273	4	12.615	12.372	9	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.273	12.739	7	12.372	12.862	31	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.739	13.943	11	12.862	14.098	24	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.943	13.186	11	14.098	13.353	38	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.425	10.594	2	10.431	10.616	22	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.594	11.348	7	10.616	11.389	1*	10.723	11.417	7
2013	N/A	N/A	N/A	11.348	12.011	33	11.389	12.073	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.011	12.531	27	12.073	12.615	42	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.531	12.158	27	12.615	12.257	59	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.158	12.841	31	12.257	12.965	69	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.841	13.925	35	12.965	14.081	62	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.925	13.076	52	14.081	13.242	48	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2009	N/A	N/A	N/A	6.283	8.987	5	6.288	9.008	41	6.291	9.021	4
2010	N/A	N/A	N/A	8.987	9.530	13	9.008	9.566	62	9.021	9.590	4
2011	N/A	N/A	N/A	9.530	8.278	20	9.566	8.322	78	9.590	8.351	4
2012	N/A	N/A	N/A	8.278	9.300	22	8.322	9.363	92	8.351	9.405	7
2013	N/A	N/A	N/A	9.300	11.061	20	9.363	11.153	102	9.405	11.214	7
2014	N/A	N/A	N/A	11.061	11.033	24	11.153	11.141	114	11.214	11.214	4
2015	N/A	N/A	N/A	11.033	10.438	22	11.141	10.557	114	11.214	10.636	5
2016	N/A	N/A	N/A	10.438	11.324	20	10.557	11.470	109	10.636	11.567	5
2017	N/A	N/A	N/A	11.324	13.832	17	11.470	14.031	99	11.567	14.165	7
2018	N/A	N/A	N/A	13.832	11.591	20	14.031	11.776	97	14.165	11.900	8
LVIP SSGA Emerging Markets 100 Fund - Service Class
2009	N/A	N/A	N/A	6.074	11.405	6	6.079	11.432	28	6.082	11.449	2
2010	N/A	N/A	N/A	11.405	14.405	18	11.432	14.471	49	11.449	14.497	2
2011	N/A	N/A	N/A	14.405	12.113	19	14.471	12.186	73	14.497	12.220	4
2012	N/A	N/A	N/A	12.113	13.491	19	12.186	13.593	74	12.220	13.644	4
2013	N/A	N/A	N/A	13.491	12.959	20	13.593	13.077	101	13.644	13.139	6
2014	N/A	N/A	N/A	12.959	12.379	17	13.077	12.510	105	13.139	12.582	3
2015	10.493	10.000	1*	12.379	10.152	16	12.510	10.275	109	12.582	10.344	4
2016	10.000	11.390	1*	10.152	11.585	15	10.275	11.744	104	10.344	11.835	4
2017	11.390	13.911	1*	11.585	14.181	11	11.744	14.396	98	11.835	14.523	3
2018	13.911	12.034	1*	14.181	12.292	13	14.396	12.497	100	14.523	12.620	3
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(8)
2009	7.014	9.211	2	6.515	8.568	21	6.648	8.609	17	8.533	8.635	2
2010	N/A	N/A	N/A	8.568	9.212	23	8.609	9.269	24	8.635	9.307	2
2011	N/A	N/A	N/A	9.212	9.126	58	9.269	9.196	140	9.307	9.243	3
2012	N/A	N/A	N/A	9.126	10.028	51	9.196	10.120	124	9.243	10.182	3
2013	N/A	N/A	N/A	10.028	10.885	68	10.120	11.002	134	10.182	11.081	3
2014	N/A	N/A	N/A	10.885	11.188	64	11.002	11.325	112	11.081	11.417	3
2015	N/A	N/A	N/A	11.188	10.339	57	11.325	10.482	110	11.417	10.578	3
2016	N/A	N/A	N/A	10.339	10.796	58	10.482	10.961	106	10.578	11.072	3
2017	N/A	N/A	N/A	10.796	12.254	56	10.961	12.460	94	11.072	12.599	3
2018	N/A	N/A	N/A	12.254	11.123	55	12.460	11.327	92	12.599	11.465	3
A-12

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA International Index Fund - Service Class
2009	N/A	N/A	N/A	6.420	8.114	7	6.425	8.133	56	6.429	8.145	4
2010	N/A	N/A	N/A	8.114	8.587	16	8.133	8.619	75	8.145	8.641	4
2011	N/A	N/A	N/A	8.587	7.438	24	8.619	7.478	96	8.641	7.504	4
2012	N/A	N/A	N/A	7.438	8.685	25	7.478	8.744	125	7.504	8.784	7
2013	N/A	N/A	N/A	8.685	10.388	74	8.744	10.475	203	8.784	10.533	9
2014	N/A	N/A	N/A	10.388	9.670	78	10.475	9.765	229	10.533	9.828	6
2015	N/A	N/A	N/A	9.670	9.442	72	9.765	9.550	239	9.828	9.622	14
2016	N/A	N/A	N/A	9.442	9.427	71	9.550	9.548	236	9.622	9.630	7
2017	N/A	N/A	N/A	9.427	11.620	61	9.548	11.788	217	9.630	11.900	6
2018	N/A	N/A	N/A	11.620	9.913	63	11.788	10.071	207	11.900	10.177	4
LVIP SSGA Large Cap 100 Fund - Service Class
2009	N/A	N/A	N/A	6.998	9.360	9	7.004	9.381	72	7.007	9.396	5
2010	N/A	N/A	N/A	9.360	11.029	25	9.381	11.071	100	9.396	11.099	5
2011	N/A	N/A	N/A	11.029	11.156	30	11.071	11.215	112	11.099	11.255	8
2012	N/A	N/A	N/A	11.156	12.377	28	11.215	12.461	138	11.255	12.518	6
2013	N/A	N/A	N/A	12.377	16.620	27	12.461	16.758	129	12.518	16.851	6
2014	N/A	N/A	N/A	16.620	19.179	24	16.758	19.367	129	16.851	19.494	4
2015	N/A	N/A	N/A	19.179	18.074	20	19.367	18.278	144	19.494	18.417	4
2016	N/A	N/A	N/A	18.074	21.714	17	18.278	21.992	128	18.417	22.181	3
2017	N/A	N/A	N/A	21.714	25.493	13	21.992	25.859	114	22.181	26.107	3
2018	N/A	N/A	N/A	25.493	22.401	14	25.859	22.757	89	26.107	22.998	3
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.684	10.537	1*	10.690	10.560	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.537	11.636	19	10.560	11.678	47	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.636	12.937	19	11.678	13.003	45	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.937	13.353	23	13.003	13.442	33	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.353	13.007	24	13.442	13.113	51	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.007	13.712	24	13.113	13.845	62	N/A	N/A	N/A
2017	N/A	N/A	N/A	13.712	15.528	23	13.845	15.701	76	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.528	14.388	23	15.701	14.570	81	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.491	10.593	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.593	10.518	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.758	11.469	3	10.518	11.511	30	N/A	N/A	N/A
2013	11.414	12.704	7	11.469	12.790	515	11.511	12.856	1,749	11.539	12.900	57
2014	12.704	13.230	7	12.790	13.347	449	12.856	13.436	1486	12.900	13.495	45
2015	13.230	12.700	5	13.347	12.838	428	13.436	12.943	1335	13.495	13.013	51
2016	12.700	13.692	5	12.838	13.869	374	12.943	14.003	1239	13.013	14.093	46
2017	13.692	15.284	3	13.869	15.512	340	14.003	15.686	1130	14.093	15.803	36
2018	15.284	14.004	3	15.512	14.242	296	15.686	14.423	1018	15.803	14.545	29
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.829	10.448	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.239	11.632	5	10.448	11.674	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.632	13.202	5	11.674	13.270	10	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.202	13.574	11	13.270	13.665	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	13.574	13.146	6	13.665	13.253	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	13.253	14.089	14	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	14.089	16.315	18	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.034	14.766	43	16.315	14.953	28	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.761	10.889	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.882	10.569	3	10.889	10.592	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.569	11.639	5	10.592	11.681	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.639	13.251	7	11.681	13.319	29	11.709	13.364	1*
2014	N/A	N/A	N/A	13.251	13.791	7	13.319	13.882	37	13.364	13.944	1*
2015	N/A	N/A	N/A	13.791	13.158	7	13.882	13.265	58	13.944	13.338	1*
2016	N/A	N/A	N/A	13.158	14.370	22	13.265	14.509	106	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.370	16.322	18	14.509	16.505	53	15.181	16.628	3
2018	N/A	N/A	N/A	16.322	14.813	18	16.505	15.001	25	16.628	15.128	3
A-13

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2009	N/A	N/A	N/A	6.231	7.767	26	6.251	7.803	153	6.264	7.827	33
2010	N/A	N/A	N/A	7.767	8.809	48	7.803	8.864	189	7.827	8.900	6
2011	N/A	N/A	N/A	8.809	8.870	60	8.864	8.938	212	8.900	8.984	6
2012	N/A	N/A	N/A	8.870	10.140	58	8.938	10.234	231	8.984	10.296	8
2013	12.657	14.070	4	10.140	13.233	342	10.234	13.375	1,130	10.296	13.470	41
2014	14.070	15.746	4	13.233	14.838	283	13.375	15.020	910	13.470	15.142	30
2015	15.746	15.716	4	14.838	14.840	257	15.020	15.044	774	15.142	15.182	24
2016	15.716	17.329	5	14.840	16.395	220	15.044	16.646	704	15.182	16.815	24
2017	17.329	20.784	3	16.395	19.704	175	16.646	20.035	634	16.815	20.258	21
2018	20.784	19.555	2	19.704	18.576	160	20.035	18.916	545	20.258	19.146	20
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	10.023	10.082	24	10.018	10.092	16	10.043	10.098	6
LVIP SSGA Small-Cap Index Fund - Service Class
2009	N/A	N/A	N/A	5.996	7.470	10	6.011	7.500	55	6.021	7.519	14
2010	N/A	N/A	N/A	7.470	9.319	16	7.500	9.369	59	7.519	9.403	6
2011	N/A	N/A	N/A	9.319	8.792	18	9.369	8.853	66	9.403	8.894	3
2012	N/A	N/A	N/A	8.792	10.073	17	8.853	10.158	73	8.894	10.215	3
2013	11.651	13.552	1*	10.073	13.733	176	10.158	13.870	455	10.215	13.962	14
2014	13.552	13.995	1*	13.733	14.210	154	13.870	14.374	408	13.962	14.483	6
2015	13.995	13.157	1*	14.210	13.385	143	14.374	13.560	371	14.483	13.677	6
2016	13.157	15.664	1*	13.385	15.969	126	13.560	16.201	314	13.677	16.357	7
2017	15.664	17.650	1*	15.969	18.029	109	16.201	18.319	290	16.357	18.514	7
2018	17.650	15.434	1*	18.029	15.797	97	18.319	16.075	270	18.514	16.263	10
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2009	N/A	N/A	N/A	7.250	10.870	2	7.256	10.896	18	7.259	10.912	2
2010	N/A	N/A	N/A	10.870	13.728	6	10.896	13.781	24	10.912	13.815	1*
2011	N/A	N/A	N/A	13.728	13.271	8	13.781	13.342	25	13.815	13.388	1*
2012	N/A	N/A	N/A	13.271	14.933	7	13.342	15.036	35	13.388	15.103	2
2013	N/A	N/A	N/A	14.933	19.855	6	15.036	20.021	42	15.103	20.130	2
2014	N/A	N/A	N/A	19.855	20.472	7	20.021	20.675	42	20.130	20.809	1*
2015	N/A	N/A	N/A	20.472	18.853	6	20.675	19.068	37	20.809	19.211	1*
2016	N/A	N/A	N/A	18.853	24.245	12	19.068	24.558	36	19.211	24.767	1*
2017	N/A	N/A	N/A	24.245	25.486	4	24.558	25.854	33	24.767	26.099	1*
2018	N/A	N/A	N/A	25.486	21.805	4	25.854	22.153	32	26.099	22.386	1*
LVIP T. Rowe Price 2010 Fund - Service Class
2009	N/A	N/A	N/A	7.885	9.697	10	7.904	9.735	18	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.697	10.685	10	9.735	10.743	16	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.685	10.694	10	10.743	10.768	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.694	11.475	10	10.768	11.572	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.475	12.357	5	11.572	12.480	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.357	12.800	4	12.480	12.947	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.800	12.450	3	12.947	12.612	15	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.450	12.854	2	12.612	13.040	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.854	13.931	2	13.040	14.154	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.931	13.191	2	14.154	13.422	14	N/A	N/A	N/A
LVIP T. Rowe Price 2020 Fund - Service Class
2009	N/A	N/A	N/A	7.465	9.273	3	7.483	9.309	10	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.273	10.270	3	9.309	10.326	10	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.270	10.173	3	10.326	10.243	10	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.173	10.899	3	10.243	10.991	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.899	11.973	3	10.991	12.092	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.973	12.355	3	12.092	12.497	13	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.355	11.944	3	12.497	12.099	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.944	12.334	2	12.099	12.513	12	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.334	13.660	2	12.513	13.879	5	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.660	12.749	2	13.879	12.973	10	N/A	N/A	N/A
A-14

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price 2030 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.158	9.069	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.069	10.104	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.104	9.947	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.947	10.626	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.626	11.966	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.966	12.339	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	12.339	11.892	1*	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.096	12.035	10	11.892	12.210	1*	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.035	13.501	10	12.210	13.718	1*	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.501	12.334	12	13.718	12.551	1*	N/A	N/A	N/A
LVIP T. Rowe Price 2040 Fund - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.979	11.604	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2009	N/A	N/A	N/A	5.730	8.105	55	5.744	8.137	122	5.753	8.158	6
2010	N/A	N/A	N/A	8.105	9.352	76	8.137	9.403	205	8.158	9.437	7
2011	N/A	N/A	N/A	9.352	9.093	74	9.403	9.156	206	9.437	9.199	16
2012	N/A	N/A	N/A	9.093	10.635	71	9.156	10.725	157	9.199	10.785	27
2013	N/A	N/A	N/A	10.635	14.619	62	10.725	14.765	157	10.785	14.863	22
2014	N/A	N/A	N/A	14.619	15.711	50	14.765	15.891	140	14.863	16.013	20
2015	N/A	N/A	N/A	15.711	17.197	54	15.891	17.421	142	16.013	17.572	22
2016	N/A	N/A	N/A	17.197	17.238	55	17.421	17.488	144	17.572	17.658	13
2017	20.124	22.302	1*	17.238	22.783	44	17.488	23.149	136	17.658	23.396	13
2018	22.302	21.756	1*	22.783	22.271	49	23.149	22.662	134	23.396	22.927	5
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2009	6.904	9.968	1*	6.314	9.134	38	6.334	9.177	82	6.348	9.206	12
2010	9.968	12.626	1*	9.134	11.593	41	9.177	11.664	159	9.206	11.713	9
2011	12.626	11.974	1*	11.593	11.016	37	11.664	11.100	150	11.713	11.158	4
2012	11.974	13.740	1*	11.016	12.666	33	11.100	12.782	137	11.158	12.861	4
2013	13.740	18.272	1*	12.666	16.877	30	12.782	17.058	123	12.861	17.181	4
2014	18.272	20.115	1*	16.877	18.617	27	17.058	18.844	109	17.181	18.999	3
2015	20.115	20.262	1*	18.617	18.791	28	18.844	19.049	97	18.999	19.224	3
2016	20.262	21.501	1*	18.791	19.980	28	19.049	20.284	100	19.224	20.492	3
2017	21.501	26.459	1*	19.980	24.639	30	20.284	25.053	92	20.492	25.334	4
2018	26.459	25.304	1*	24.639	23.611	22	25.053	24.043	84	25.334	24.337	6
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	N/A	N/A	N/A	9.715	9.562	1*	9.841	9.572	27	N/A	N/A	N/A
2016	N/A	N/A	N/A	9.562	9.838	1*	9.572	9.863	52	9.129	9.879	2
2017	N/A	N/A	N/A	9.838	11.207	6	9.863	11.252	111	9.879	11.282	2
2018	N/A	N/A	N/A	11.207	10.567	16	11.252	10.625	113	11.282	10.664	2
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.068	9.400	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.071	10.692	1*	9.400	10.718	19	10.269	10.735	1*
2013	N/A	N/A	N/A	10.692	13.796	2	10.718	13.850	20	10.735	13.887	2
2014	N/A	N/A	N/A	13.796	15.303	3	13.850	15.387	23	13.887	15.443	1*
2015	N/A	N/A	N/A	15.303	15.082	3	15.387	15.187	18	15.443	15.257	1*
2016	N/A	N/A	N/A	15.082	16.719	17	15.187	16.861	20	15.257	16.956	1*
2017	N/A	N/A	N/A	16.719	19.862	2	16.861	20.061	19	16.956	20.194	1*
2018	N/A	N/A	N/A	19.862	18.666	3	20.061	18.881	18	20.194	19.026	1*
A-15

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.884	8.387	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.239	9.885	3	8.387	9.909	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.885	11.213	5	9.909	11.258	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.213	10.570	5	11.258	10.628	23	11.287	10.667	3
2015	N/A	N/A	N/A	10.570	10.142	5	10.628	10.212	21	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.142	10.398	6	10.212	10.486	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.398	13.189	8	10.486	13.321	27	12.531	13.410	1*
2018	N/A	N/A	N/A	13.189	11.121	9	13.321	11.249	30	13.410	11.335	11
LVIP Wellington Capital Growth Fund - Service Class
2009	6.188	8.233	30	6.208	8.276	1,286	6.223	8.309	3,837	6.233	8.331	79
2010	8.233	9.663	53	8.276	9.733	2,939	8.309	9.786	8,448	8.331	9.821	157
2011	9.663	8.674	50	9.733	8.754	3,193	9.786	8.815	9,144	9.821	8.856	168
2012	8.674	10.189	46	8.754	10.304	3,003	8.815	10.392	8,420	8.856	10.450	154
2013	10.189	13.672	40	10.304	13.854	2,544	10.392	13.992	6,954	10.450	14.085	133
2014	13.672	15.023	37	13.854	15.253	2205	13.992	15.429	5624	14.085	15.546	121
2015	15.023	16.218	34	15.253	16.500	1921	15.429	16.714	4594	15.546	16.859	98
2016	16.218	16.017	32	16.500	16.328	1831	16.714	16.565	4295	16.859	16.725	88
2017	16.017	21.469	30	16.328	21.930	1514	16.565	22.282	3422	16.725	22.520	73
2018	21.469	21.468	27	21.930	21.973	1298	22.282	22.359	2829	22.520	22.620	61
LVIP Wellington Mid-Cap Value Fund - Service Class
2009	N/A	N/A	N/A	5.085	7.161	72	5.098	7.189	144	5.106	7.208	12
2010	N/A	N/A	N/A	7.161	8.771	102	7.189	8.818	196	7.208	8.850	20
2011	N/A	N/A	N/A	8.771	7.862	104	8.818	7.917	205	8.850	7.953	13
2012	N/A	N/A	N/A	7.862	9.647	96	7.917	9.729	183	7.953	9.784	11
2013	N/A	N/A	N/A	9.647	12.794	88	9.729	12.921	159	9.784	13.007	10
2014	N/A	N/A	N/A	12.794	13.696	84	12.921	13.853	147	13.007	13.959	5
2015	N/A	N/A	N/A	13.696	13.334	81	13.853	13.508	139	13.959	13.625	4
2016	N/A	N/A	N/A	13.334	14.904	80	13.508	15.121	141	13.625	15.267	5
2017	N/A	N/A	N/A	14.904	16.713	68	15.121	16.981	128	15.267	17.162	4
2018	N/A	N/A	N/A	16.713	14.120	76	16.981	14.368	124	17.162	14.536	4
MFS® VIT Growth Series - Service Class
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.152	8.655	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.635	9.844	20	8.655	9.881	30	8.668	9.906	3
2011	N/A	N/A	N/A	9.844	9.701	23	9.881	9.752	55	9.906	9.787	3
2012	N/A	N/A	N/A	9.701	11.256	24	9.752	11.332	62	9.787	11.384	1*
2013	N/A	N/A	N/A	11.256	15.226	21	11.332	15.352	77	11.384	15.438	4
2014	N/A	N/A	N/A	15.226	16.400	28	15.352	16.561	113	15.438	16.670	8
2015	16.954	17.180	1*	16.400	17.440	29	16.561	17.637	107	16.670	17.771	8
2016	17.180	17.362	1*	17.440	17.660	33	17.637	17.887	118	17.771	18.040	10
2017	17.362	22.507	1*	17.660	22.942	34	17.887	23.272	99	18.040	23.495	7
2018	22.507	22.797	1*	22.942	23.285	36	23.272	23.655	89	23.495	23.905	6
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A	14.875	15.137	29	14.226	15.364	27	N/A	N/A	N/A
2017	N/A	N/A	N/A	15.137	16.805	32	15.364	17.083	43	N/A	N/A	N/A
2018	N/A	N/A	N/A	16.805	15.677	44	17.083	15.960	48	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(9)
2009	8.481	9.875	5	8.044	9.385	310	8.070	9.429	1,334	8.087	9.458	70
2010	9.875	10.708	7	9.385	10.197	560	9.429	10.260	2,003	9.458	10.302	77
2011	10.708	10.758	7	10.197	10.266	576	10.260	10.345	1,956	10.302	10.398	79
2012	10.758	11.804	7	10.266	11.286	556	10.345	11.390	1,879	10.398	11.460	63
2013	11.804	13.097	7	11.286	12.532	557	11.390	12.654	1,778	11.460	12.737	56
A-16

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
MFS® VIT Utilities Series - Service Class
2009	8.891	11.684	5	8.093	10.657	106	8.119	10.707	375	8.136	10.740	30
2010	11.684	13.118	7	10.657	11.988	136	10.707	12.063	449	10.740	12.112	27
2011	13.118	13.818	6	11.988	12.654	130	12.063	12.751	435	12.112	12.817	21
2012	13.818	15.473	9	12.654	14.197	128	12.751	14.328	380	12.817	14.416	19
2013	15.473	18.397	9	14.197	16.914	122	14.328	17.096	333	14.416	17.218	19
2014	18.397	20.464	8	16.914	18.852	115	17.096	19.084	281	17.218	19.239	14
2015	20.464	17.253	8	18.852	15.926	114	19.084	16.146	264	19.239	16.294	12
2016	17.253	18.982	5	15.926	17.557	109	16.146	17.826	241	16.294	18.007	7
2017	18.982	21.494	5	17.557	19.921	87	17.826	20.257	211	18.007	20.483	6
2018	21.494	21.431	4	19.921	19.903	75	20.257	20.268	178	20.483	20.515	5
Morgan Stanley VIF Growth Portfolio - Class II
2009	N/A	N/A	N/A	10.156	16.921	17	10.340	16.949	21	10.164	16.968	1*
2010	N/A	N/A	N/A	16.921	20.561	26	16.949	20.627	29	16.968	20.670	1*
2011	N/A	N/A	N/A	20.561	19.757	23	20.627	19.850	28	20.670	19.912	1*
2012	N/A	N/A	N/A	19.757	22.332	21	19.850	22.470	27	19.912	22.563	1*
2013	N/A	N/A	N/A	22.332	32.694	16	22.470	32.946	21	22.563	33.114	1*
2014	N/A	N/A	N/A	32.694	34.374	13	32.946	34.691	17	33.114	34.903	1*
2015	N/A	N/A	N/A	34.374	38.143	12	34.691	38.552	16	34.903	38.827	1*
2016	N/A	N/A	N/A	38.143	37.075	9	38.552	37.529	14	38.827	37.834	1*
2017	N/A	N/A	N/A	37.075	52.476	7	37.529	53.198	12	37.834	53.684	1*
2018	N/A	N/A	N/A	52.476	55.801	8	53.198	56.654	12	53.684	57.228	1*
Oppenheimer Global Fund/VA Service Shares
2009	N/A	N/A	N/A	9.850	15.345	14	10.816	15.371	60	14.748	15.387	1*
2010	N/A	N/A	N/A	15.345	17.595	42	15.371	17.652	136	15.387	17.688	2
2011	N/A	N/A	N/A	17.595	15.951	66	17.652	16.026	143	17.688	16.075	2
2012	N/A	N/A	N/A	15.951	19.120	75	16.026	19.238	125	16.075	19.317	2
2013	N/A	N/A	N/A	19.120	24.063	77	19.238	24.249	106	19.317	24.372	3
2014	N/A	N/A	N/A	24.063	24.338	77	24.249	24.562	98	24.372	24.712	3
2015	N/A	N/A	N/A	24.338	25.005	68	24.562	25.274	88	24.712	25.454	3
2016	N/A	N/A	N/A	25.005	24.742	70	25.274	25.046	89	25.454	25.249	2
2017	N/A	N/A	N/A	24.742	33.427	61	25.046	33.887	77	25.249	34.197	1*
2018	N/A	N/A	N/A	33.427	28.690	61	33.887	29.129	72	34.197	29.425	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2009	N/A	N/A	N/A	10.887	12.557	1*	11.195	12.569	5	11.659	12.578	1*
2010	N/A	N/A	N/A	12.557	15.462	12	12.569	15.500	39	12.578	15.526	2
2011	N/A	N/A	N/A	15.462	14.168	13	15.500	14.224	21	15.526	14.262	1*
2012	N/A	N/A	N/A	14.168	14.760	13	14.224	14.841	23	14.262	14.895	1*
2013	N/A	N/A	N/A	14.760	12.475	11	14.841	12.562	17	14.895	12.621	1*
2014	N/A	N/A	N/A	12.475	10.062	11	12.562	10.147	12	12.621	10.204	1*
2015	N/A	N/A	N/A	10.062	7.412	13	10.147	7.486	10	10.204	7.537	2
2016	N/A	N/A	N/A	7.412	8.439	12	7.486	8.536	8	7.537	8.601	2
2017	N/A	N/A	N/A	8.439	8.534	12	8.536	8.645	7	8.601	8.721	2
2018	N/A	N/A	N/A	8.534	7.257	13	8.645	7.362	6	8.721	7.434	2
Templeton Global Bond VIP Fund - Class 2
2009	12.022	14.112	22	11.850	13.938	986	11.888	14.003	4,570	11.913	14.047	169
2010	14.112	15.974	17	13.938	15.809	929	14.003	15.907	4,059	14.047	15.972	176
2011	15.974	15.662	17	15.809	15.531	833	15.907	15.650	3,612	15.972	15.730	150
2012	15.662	17.824	14	15.531	17.711	746	15.650	17.874	3,253	15.730	17.983	140
2013	17.824	17.916	14	17.711	17.838	749	17.874	18.029	3,199	17.983	18.158	140
2014	17.916	18.045	14	17.838	18.002	700	18.029	18.222	2777	18.158	18.371	126
2015	18.045	17.079	12	18.002	17.073	649	18.222	17.308	2409	18.371	17.466	107
2016	17.079	17.389	12	17.073	17.417	622	17.308	17.683	2261	17.466	17.863	94
2017	17.389	17.530	10	17.417	17.594	585	17.683	17.889	2150	17.863	18.089	98
2018	17.530	17.674	9	17.594	17.774	513	17.889	18.099	1904	18.089	18.320	94
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
A-17

(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Core Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(7)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Wealth Builder Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(8)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSGA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(9)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(10)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
A-18

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after November 15, 2010 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.955	8.302	6	12.294	9.340	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.302	9.303	10	9.340	10.493	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.303	11.317	5	10.493	12.796	16	N/A	N/A	N/A
2014	12.574	13.145	1*	11.317	11.737	5	12.796	13.304	18	N/A	N/A	N/A
2015	N/A	N/A	N/A	11.737	11.922	9	13.304	13.547	18	N/A	N/A	N/A
2016	N/A	N/A	N/A	11.922	11.694	8	13.547	13.322	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	11.694	15.773	6	13.322	18.013	13	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.773	14.050	6	18.013	16.085	12	N/A	N/A	N/A
AB VPS Growth and Income(1)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.969	11.194	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.298	8.710	21	11.194	11.779	50	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.710	10.105	20	11.779	13.700	42	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.105	11.837	22	13.700	16.063	41	N/A	N/A	N/A
AB VPS International Value(2)
2010	N/A	N/A	N/A	6.942	7.099	17	11.346	11.581	42	7.183	7.187	1*
2011	7.808	6.212	20	7.099	5.659	751	11.581	9.255	1,684	7.187	5.747	13
2012	6.212	7.006	20	5.659	6.395	752	9.255	10.485	1,666	5.747	6.514	12
2013	7.006	7.721	20	6.395	7.053	717	10.485	11.575	1,570	6.514	7.192	12
AB VPS Small/Mid Cap Value Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.140	11.131	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.378	10.288	32	11.131	10.090	44	11.519	10.447	1*
2012	N/A	N/A	N/A	10.288	12.061	41	10.090	11.859	55	10.447	12.284	1*
2013	N/A	N/A	N/A	12.061	16.427	48	11.859	16.192	69	12.284	16.781	1*
2014	20.896	20.795	4	16.427	17.709	52	16.192	17.500	64	16.781	18.145	1*
2015	20.795	19.367	6	17.709	16.527	47	17.500	16.372	54	18.145	16.984	1*
2016	19.367	23.869	3	16.527	20.409	44	16.372	20.268	57	16.984	21.037	1*
2017	23.869	26.601	3	20.409	22.790	45	20.268	22.690	55	21.037	23.563	1*
2018	26.601	22.252	3	22.790	19.103	44	22.690	19.067	52	23.563	19.810	1*
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A	10.350	10.427	13	10.100	10.444	7	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.427	11.724	13	10.444	11.773	27	N/A	N/A	N/A
2018	N/A	N/A	N/A	11.724	11.146	19	11.773	11.220	38	N/A	N/A	N/A
American Funds Global Growth Fund - Class 2
2010	N/A	N/A	N/A	10.946	11.135	2	11.511	11.739	8	N/A	N/A	N/A
2011	14.554	13.096	2	11.135	10.040	108	11.739	10.611	353	11.273	10.195	3
2012	13.096	15.851	3	10.040	12.176	134	10.611	12.901	465	10.195	12.402	5
2013	15.851	20.222	3	12.176	15.565	151	12.901	16.532	460	12.402	15.900	6
2014	20.222	20.433	7	15.565	15.758	164	16.532	16.780	494	15.900	16.147	8
2015	20.433	21.579	9	15.758	16.676	170	16.780	17.801	475	16.147	17.138	13
2016	21.579	21.443	17	16.676	16.604	182	17.801	17.769	494	17.138	17.115	12
2017	21.443	27.841	17	16.604	21.601	172	17.769	23.175	443	17.115	22.333	11
2018	27.841	25.009	16	21.601	19.443	171	23.175	20.911	407	22.333	20.162	11
B-1

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
American Funds Global Small Capitalization Fund - Class 2
2010	N/A	N/A	N/A	10.970	11.101	14	11.764	11.951	48	11.181	11.239	1*
2011	15.631	12.481	15	11.101	8.882	782	11.951	9.586	2,854	11.239	9.019	19
2012	12.481	14.567	17	8.882	10.387	946	9.586	11.239	3,588	9.019	10.579	25
2013	14.567	18.454	18	10.387	13.185	880	11.239	14.302	3,268	10.579	13.469	45
2014	18.454	18.612	25	13.185	13.324	941	14.302	14.489	3313	13.469	13.652	50
2015	18.612	18.429	26	13.324	13.220	915	14.489	14.412	3096	13.652	13.586	47
2016	18.429	18.582	26	13.220	13.356	873	14.412	14.597	2948	13.586	13.768	47
2017	18.582	23.103	20	13.356	16.639	760	14.597	18.231	2531	13.768	17.203	47
2018	23.103	20.410	19	16.639	14.729	700	18.231	16.178	2347	17.203	15.274	32
American Funds Growth Fund - Class 2
2010	N/A	N/A	N/A	9.863	10.052	4	11.322	11.593	39	10.186	10.177	1*
2011	12.130	11.467	7	10.052	9.521	308	11.593	11.008	1,096	10.177	9.669	6
2012	11.467	13.350	6	9.521	11.108	350	11.008	12.874	1,257	9.669	11.313	6
2013	13.350	17.153	5	11.108	14.300	324	12.874	16.617	1,144	11.313	14.609	9
2014	17.153	18.382	7	14.300	15.355	328	16.617	17.887	1128	14.609	15.733	9
2015	18.382	19.398	17	15.355	16.237	323	17.887	18.961	1005	15.733	16.687	15
2016	19.398	20.975	15	16.237	17.592	319	18.961	20.595	984	16.687	18.133	14
2017	20.975	26.575	14	17.592	22.333	308	20.595	26.211	903	18.133	23.090	19
2018	26.575	26.180	13	22.333	22.045	271	26.211	25.938	778	23.090	22.861	20
American Funds Growth-Income Fund - Class 2
2010	N/A	N/A	N/A	8.968	9.195	28	10.791	11.066	98	9.320	9.309	1*
2011	10.937	10.604	23	9.195	8.932	1,601	11.066	10.777	4,884	9.309	9.070	33
2012	10.604	12.303	33	8.932	10.384	2,041	10.777	12.560	6,554	9.070	10.576	117
2013	12.303	16.220	37	10.384	13.718	1,962	12.560	16.634	6,027	10.576	14.014	87
2014	16.220	17.722	53	13.718	15.019	2011	16.634	18.256	5722	14.014	15.389	94
2015	17.722	17.757	56	15.019	15.078	1966	18.256	18.374	5418	15.389	15.496	112
2016	17.757	19.557	56	15.078	16.640	1878	18.374	20.328	4965	15.496	17.152	107
2017	19.557	23.637	52	16.640	20.151	1690	20.328	24.679	4345	17.152	20.834	106
2018	23.637	22.926	47	20.151	19.584	1510	24.679	24.045	3748	20.834	20.309	79
American Funds International Fund - Class 2
2010	N/A	N/A	N/A	10.500	10.681	2	11.697	11.855	4	N/A	N/A	N/A
2011	14.352	12.194	3	10.681	9.093	381	11.855	10.118	1,594	10.814	9.234	18
2012	12.194	14.199	7	9.093	10.610	701	10.118	11.835	3,075	9.234	10.806	33
2013	14.199	17.057	14	10.610	12.770	849	11.835	14.280	3,329	10.806	13.046	80
2014	17.057	16.398	27	12.770	12.301	1044	14.280	13.791	3622	13.046	12.605	92
2015	16.398	15.461	33	12.301	11.622	1087	13.791	13.062	3654	12.605	11.944	97
2016	15.461	15.808	29	11.622	11.907	1045	13.062	13.415	3513	11.944	12.274	98
2017	15.808	20.631	23	11.907	15.570	924	13.415	17.586	2970	12.274	16.098	100
2018	20.631	17.699	24	15.570	13.384	886	17.586	15.155	2860	16.098	13.879	67
BlackRock Global Allocation V.I. Fund - Class III
2010	N/A	N/A	N/A	12.512	12.613	2	10.818	11.045	10	N/A	N/A	N/A
2011	12.572	11.964	4	12.613	12.026	168	11.045	10.558	798	12.674	12.121	3
2012	11.964	12.993	3	12.026	13.087	175	10.558	11.518	920	12.121	13.230	5
2013	12.993	14.681	2	13.087	14.817	164	11.518	13.073	969	13.230	15.024	4
2014	14.681	14.779	12	14.817	14.946	165	13.073	13.220	975	15.024	15.200	6
2015	14.779	14.449	25	14.946	14.642	159	13.220	12.983	922	15.200	14.935	9
2016	14.449	14.813	15	14.642	15.040	152	12.983	13.370	917	14.935	15.388	9
2017	14.813	16.633	15	15.040	16.923	134	13.370	15.081	856	15.388	17.367	8
2018	16.633	15.182	15	16.923	15.477	116	15.081	13.827	814	17.367	15.930	8
ClearBridge Variable Mid Cap Portfolio - Class II
2014	N/A	N/A	N/A	10.257	10.580	1*	10.024	10.597	6	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.580	10.677	3	10.597	10.721	39	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.677	11.528	3	10.721	11.605	6	9.989	11.620	1*
2017	N/A	N/A	N/A	11.528	12.840	5	11.605	12.957	7	11.620	12.980	1*
2018	N/A	N/A	N/A	12.840	11.079	5	12.957	11.209	5	12.980	11.234	1*
B-2

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® Diversified Income Series - Service Class
2010	N/A	N/A	N/A	13.454	13.505	12	10.269	10.337	63	13.624	13.672	1*
2011	13.882	14.553	13	13.505	14.186	575	10.337	10.886	3,003	13.672	14.405	16
2012	14.553	15.361	15	14.186	15.003	702	10.886	11.542	3,969	14.405	15.280	24
2013	15.361	14.954	15	15.003	14.635	781	11.542	11.287	4,353	15.280	14.951	31
2014	14.954	15.504	18	14.635	15.204	768	11.287	11.755	4233	14.951	15.578	32
2015	15.504	15.107	18	15.204	14.844	753	11.755	11.505	4023	15.578	15.255	30
2016	15.107	15.409	27	14.844	15.171	765	11.505	11.788	3907	15.255	15.638	29
2017	15.409	15.961	21	15.171	15.747	819	11.788	12.266	3961	15.638	16.281	26
2018	15.961	15.403	22	15.747	15.227	767	12.266	11.890	3632	16.281	15.789	28
Delaware VIP® Emerging Markets Series - Service Class
2010	N/A	N/A	N/A	11.479	11.844	1*	12.011	12.427	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.844	9.376	102	12.427	9.862	549	11.973	9.507	4
2012	16.947	17.992	1*	9.376	10.595	121	9.862	11.171	722	9.507	10.775	6
2013	17.992	19.521	1*	10.595	11.518	117	11.171	12.175	702	10.775	11.748	7
2014	19.521	17.685	1*	11.518	10.455	113	12.175	11.080	734	11.748	10.697	9
2015	17.685	14.885	2	10.455	8.817	119	11.080	9.367	757	10.697	9.048	10
2016	14.885	16.711	2	8.817	9.919	104	9.367	10.564	689	9.048	10.209	10
2017	16.711	23.142	2	9.919	13.764	88	10.564	14.696	579	10.209	14.209	8
2018	23.142	19.191	2	13.764	11.437	91	14.696	12.242	577	14.209	11.843	10
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2010	N/A	N/A	N/A	11.707	11.702	32	10.154	10.162	154	11.834	11.848	1*
2011	11.852	12.004	53	11.702	11.876	1,711	10.162	10.339	7,723	11.848	12.060	42
2012	12.004	12.154	59	11.876	12.049	2,260	10.339	10.515	11,091	12.060	12.272	127
2013	12.154	11.843	66	12.049	11.765	2,610	10.515	10.293	12,533	12.272	12.018	158
2014	11.843	11.865	82	11.765	11.810	2757	10.293	10.358	12691	12.018	12.101	167
2015	11.865	11.792	86	11.810	11.760	2694	10.358	10.340	12129	12.101	12.086	155
2016	11.792	11.847	94	11.760	11.839	2552	10.340	10.436	11581	12.086	12.204	154
2017	11.847	11.924	71	11.839	11.940	2546	10.436	10.551	11547	12.204	12.345	165
2018	11.924	11.782	70	11.940	11.822	2343	10.551	10.473	10440	12.345	12.259	115
Delaware VIP® REIT Series - Service Class
2010	N/A	N/A	N/A	8.428	8.410	1*	N/A	N/A	N/A	8.533	8.515	1*
2011	N/A	N/A	N/A	8.410	9.206	19	11.046	12.121	23	8.515	9.348	1*
2012	N/A	N/A	N/A	9.206	10.623	23	12.121	14.022	43	9.348	10.820	2
2013	N/A	N/A	N/A	10.623	10.714	29	14.022	14.178	50	10.820	10.945	60
2014	N/A	N/A	N/A	10.714	13.689	25	14.178	18.160	44	10.945	14.027	60
2015	19.302	18.548	1*	13.689	14.024	26	18.160	18.650	41	14.027	14.413	60
2016	18.548	19.346	4	14.024	14.656	29	18.650	19.541	54	14.413	15.108	61
2017	19.346	19.347	6	14.656	14.687	29	19.541	19.630	52	15.108	15.185	61
2018	19.347	17.671	6	14.687	13.441	25	19.630	18.010	45	15.185	13.939	60
Delaware VIP® Small Cap Value Series - Service Class
2010	N/A	N/A	N/A	11.665	11.724	1*	11.603	11.757	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.724	11.417	63	11.757	11.477	375	11.813	11.538	2
2012	14.032	14.488	2	11.417	12.838	73	11.477	12.938	458	11.538	13.014	6
2013	14.488	19.055	1*	12.838	16.918	69	12.938	17.093	389	13.014	17.201	6
2014	19.055	19.875	3	16.918	17.682	62	17.093	17.909	380	17.201	18.031	7
2015	19.875	18.360	4	17.682	16.367	58	17.909	16.618	326	18.031	16.740	6
2016	18.360	23.768	1*	16.367	21.230	51	16.618	21.611	307	16.740	21.780	6
2017	23.768	26.231	3	21.230	23.479	49	21.611	23.959	287	21.780	24.159	2
2018	26.231	21.516	3	23.479	19.297	49	23.959	19.741	276	24.159	19.915	3
Delaware VIP® Smid Cap Core Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.571	12.354	10	12.217	13.077	55	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.354	13.535	17	13.077	14.362	93	13.398	13.785	1*
2013	N/A	N/A	N/A	13.535	18.881	20	14.362	20.086	84	13.785	19.288	1*
2014	21.050	23.180	2	18.881	19.220	24	20.086	20.498	74	19.288	19.693	1*
2015	23.180	24.565	3	19.220	20.410	22	20.498	21.821	69	19.693	20.975	1*
2016	24.565	26.204	2	20.410	21.815	23	21.821	23.382	73	20.975	22.487	1*
2017	26.204	30.635	2	21.815	25.556	24	23.382	27.460	71	22.487	26.422	1*
2018	30.635	26.502	2	25.556	22.152	24	27.460	23.862	56	26.422	22.972	1*
B-3

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2010	N/A	N/A	N/A	9.939	9.982	18	11.510	11.475	61	10.169	10.105	1*
2011	10.417	11.059	19	9.982	10.618	806	11.475	12.238	2,695	10.105	10.782	18
2012	11.059	12.664	20	10.618	12.184	936	12.238	14.078	3,278	10.782	12.409	26
2013	12.664	16.815	24	12.184	16.209	881	14.078	18.776	2,994	12.409	16.559	41
2014	16.815	18.679	28	16.209	18.043	863	18.776	20.952	2747	16.559	18.487	44
2015	18.679	19.384	30	18.043	18.761	818	20.952	21.840	2484	18.487	19.281	41
2016	19.384	18.091	30	18.761	17.545	799	21.840	20.476	2436	19.281	18.085	42
2017	18.091	22.887	24	17.545	22.241	691	20.476	26.021	2036	18.085	22.995	41
2018	22.887	21.858	24	22.241	21.284	605	26.021	24.964	1771	22.995	22.071	30
Delaware VIP® Value Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.298	11.318	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.591	9.288	31	11.318	12.267	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.288	10.518	39	12.267	13.926	26	10.429	10.713	1*
2013	N/A	N/A	N/A	10.518	13.882	36	13.926	18.426	32	10.713	14.182	1*
2014	N/A	N/A	N/A	13.882	15.619	31	18.426	20.783	34	14.182	16.004	1*
2015	N/A	N/A	N/A	15.619	15.357	37	20.783	20.486	30	16.004	15.783	1*
2016	18.717	21.084	1*	15.357	17.373	42	20.486	23.233	37	15.783	17.908	1*
2017	21.084	23.640	1*	17.373	19.518	39	23.233	26.167	36	17.908	20.180	1*
2018	23.640	22.646	1*	19.518	18.735	36	26.167	25.180	26	20.180	19.429	1*
DWS Alternative Asset Allocation VIP Portfolio - Class B
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.106	10.674	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.881	13.271	1*	10.674	11.580	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.271	13.231	5	11.580	11.574	9	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.231	13.517	1*	11.574	11.854	8	13.681	13.746	1*
2015	N/A	N/A	N/A	13.517	12.501	1*	11.854	10.990	5	N/A	N/A	N/A
2016	N/A	N/A	N/A	12.501	12.987	1*	10.990	11.446	5	N/A	N/A	N/A
2017	N/A	N/A	N/A	12.987	13.753	1*	11.446	12.151	6	N/A	N/A	N/A
2018	N/A	N/A	N/A	13.753	12.337	1*	12.151	10.927	6	N/A	N/A	N/A
Fidelity VIP Overseas(3)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.486	7.759	4	12.298	10.085	16	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.759	9.243	3	10.085	12.043	15	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.243	10.338	8	12.043	13.482	14	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2010	N/A	N/A	N/A	10.112	10.258	3	11.040	11.376	14	N/A	N/A	N/A
2011	12.548	12.047	2	10.258	9.869	195	11.376	10.971	914	10.386	10.021	7
2012	12.047	13.817	5	9.869	11.342	250	10.971	12.640	1,152	10.021	11.552	32
2013	13.817	17.870	4	11.342	14.697	257	12.640	16.421	1,050	11.552	15.015	7
2014	17.870	19.704	9	14.697	16.239	241	16.421	18.189	964	15.015	16.639	8
2015	19.704	19.540	14	16.239	16.136	228	18.189	18.119	892	16.639	16.584	6
2016	19.540	20.789	7	16.136	17.202	220	18.119	19.364	866	16.584	17.732	7
2017	20.789	24.963	7	17.202	20.697	197	19.364	23.356	787	17.732	21.399	12
2018	24.963	23.016	7	20.697	19.121	187	23.356	21.632	700	21.399	19.829	15
Fidelity® VIP Growth Portfolio - Service Class 2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.012	9.905	2	11.809	11.711	14	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.905	11.213	11	11.711	13.291	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.213	15.090	12	13.291	17.932	25	N/A	N/A	N/A
2014	N/A	N/A	N/A	15.090	16.577	15	17.932	19.748	32	N/A	N/A	N/A
2015	N/A	N/A	N/A	16.577	17.536	19	19.748	20.944	35	N/A	N/A	N/A
2016	17.655	19.406	3	17.536	17.449	18	20.944	20.891	37	16.811	17.986	1*
2017	19.406	25.835	3	17.449	23.278	19	20.891	27.940	35	17.986	24.067	1*
2018	N/A	N/A	N/A	23.278	22.935	17	27.940	27.598	26	24.067	23.784	1*
B-4

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	N/A	N/A	N/A	12.152	12.147	3	11.783	11.862	10	N/A	N/A	N/A
2011	15.320	13.487	1*	12.147	10.715	165	11.862	10.490	682	12.297	10.881	3
2012	13.487	15.259	4	10.715	12.147	213	10.490	11.922	900	10.881	12.372	16
2013	15.259	20.476	5	12.147	16.332	215	11.922	16.069	813	12.372	16.685	6
2014	20.476	21.441	6	16.332	17.137	231	16.069	16.903	809	16.685	17.559	7
2015	21.441	20.830	7	17.137	16.681	221	16.903	16.495	738	17.559	17.144	7
2016	20.830	23.024	13	16.681	18.475	200	16.495	18.315	713	17.144	19.044	7
2017	23.024	27.405	12	18.475	22.037	177	18.315	21.900	667	19.044	22.784	7
2018	27.405	23.066	11	22.037	18.585	158	21.900	18.516	610	22.784	19.273	7
Franklin Income VIP Fund - Class 2
2010	N/A	N/A	N/A	10.693	10.899	5	10.709	10.948	15	N/A	N/A	N/A
2011	11.932	12.065	7	10.899	11.043	205	10.948	11.119	726	11.035	11.213	3
2012	12.065	13.423	6	11.043	12.310	253	11.119	12.426	908	11.213	12.538	3
2013	13.423	15.104	5	12.310	13.880	270	12.426	14.046	867	12.538	14.179	3
2014	15.104	15.605	15	13.880	14.369	292	14.046	14.577	845	14.179	14.722	3
2015	15.605	14.324	22	14.369	13.215	298	14.577	13.441	853	14.722	13.582	8
2016	14.324	16.130	12	13.215	14.911	274	13.441	15.204	812	13.582	15.370	6
2017	16.130	17.470	13	14.911	16.183	284	15.204	16.541	775	15.370	16.731	6
2018	17.470	16.511	13	16.183	15.325	280	16.541	15.703	714	16.731	15.892	9
Franklin Mutual Shares VIP Fund - Class 2
2010	N/A	N/A	N/A	8.727	8.968	24	10.566	10.812	92	9.114	9.080	1*
2011	9.800	9.577	29	8.968	8.782	1,527	10.812	10.614	4,683	9.080	8.918	42
2012	9.577	10.805	37	8.782	9.928	1,819	10.614	12.029	5,912	8.918	10.112	57
2013	10.805	13.687	40	9.928	12.601	1,721	12.029	15.306	5,452	10.112	12.873	75
2014	13.687	14.479	53	12.601	13.357	1726	15.306	16.265	5227	12.873	13.686	82
2015	14.479	13.594	56	13.357	12.565	1702	16.265	15.339	5053	13.686	12.914	79
2016	13.594	15.581	53	12.565	14.431	1519	15.339	17.660	4480	12.914	14.875	77
2017	15.581	16.671	44	14.431	15.472	1398	17.660	18.982	4179	14.875	15.997	78
2018	16.671	14.972	44	15.472	13.922	1288	18.982	17.124	3774	15.997	14.438	67
FTVIPT Franklin Small-Mid Cap Growth Securities(4)
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.859	11.988	1*	11.286	11.238	1*
2011	13.121	12.332	2	11.101	10.454	31	11.988	11.318	74	11.238	10.616	1*
2012	12.332	13.500	2	10.454	11.467	31	11.318	12.446	75	10.616	11.680	1*
2013	13.500	15.755	2	11.467	13.393	28	12.446	14.550	73	11.680	13.656	1*
Goldman Sachs VIT Large Cap Value Fund - Service Shares
2010	N/A	N/A	N/A	12.805	13.301	18	10.541	10.951	85	13.386	13.385	1*
2011	13.245	12.129	25	13.301	12.206	763	10.951	10.074	3351	13.385	12.320	15
2012	12.129	14.233	24	12.206	14.351	691	10.074	11.875	2,958	12.320	14.529	12
2013	14.233	18.685	24	14.351	18.878	599	11.875	15.659	2,475	14.529	19.170	10
2014	18.685	20.780	24	18.878	21.036	537	15.659	17.494	2167	19.170	21.425	10
2015	20.780	19.581	24	21.036	19.862	521	17.494	16.559	2036	21.425	20.290	9
2016	19.581	21.520	28	19.862	21.873	467	16.559	18.280	1827	20.290	22.411	8
2017	21.520	23.284	26	21.873	23.713	429	18.280	19.868	1674	22.411	24.370	7
2018	23.284	20.989	26	23.713	21.419	382	19.868	17.990	1507	24.370	22.078	11
Invesco V.I. International Growth Fund - Series II Shares
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.238	9.662	21	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.141	9.296	7	9.662	9.334	45	9.839	9.341	3
2016	9.485	9.086	1*	9.296	9.135	8	9.334	9.195	63	9.341	9.207	3
2017	9.086	11.012	3	9.135	11.094	11	9.195	11.195	69	9.207	11.215	3
2018	11.012	9.222	2	11.094	9.309	11	11.195	9.417	71	11.215	9.439	4
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
2010	N/A	N/A	N/A	15.563	15.784	1*	N/A	N/A	N/A	15.868	15.885	1*
2011	N/A	N/A	N/A	15.784	14.918	25	11.261	10.669	262	15.885	15.058	2
2012	N/A	N/A	N/A	14.918	16.324	26	10.669	11.704	252	15.058	16.527	1*
2013	N/A	N/A	N/A	16.324	21.930	22	11.704	15.763	221	16.527	22.270	1*
2014	N/A	N/A	N/A	21.930	23.251	20	15.763	16.754	204	22.270	23.682	1*
2015	N/A	N/A	N/A	23.251	22.216	19	16.754	16.048	181	23.682	22.695	1*
2016	N/A	N/A	N/A	22.216	25.445	17	16.048	18.427	163	22.695	26.072	1*
2017	N/A	N/A	N/A	25.445	28.346	26	18.427	20.579	149	26.072	29.132	1*
2018	N/A	N/A	N/A	28.346	25.762	24	20.579	18.750	139	29.132	26.556	1*
B-5

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Baron Growth Opportunities Fund - Service Class
2010	N/A	N/A	N/A	10.670	10.585	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.585	10.896	11	11.628	12.000	38	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.896	12.749	11	12.000	14.076	52	12.815	12.985	3
2013	N/A	N/A	N/A	12.749	17.670	13	14.076	19.558	78	12.985	18.052	5
2014	N/A	N/A	N/A	17.670	18.335	14	19.558	20.344	79	18.052	18.786	7
2015	18.878	18.002	1*	18.335	17.277	12	20.344	19.219	60	18.786	17.756	7
2016	N/A	N/A	N/A	17.277	18.049	12	19.219	20.128	54	17.756	18.606	6
2017	20.531	23.584	1*	18.049	22.726	10	20.128	25.406	42	18.606	23.496	3
2018	23.584	22.375	1*	22.726	21.604	9	25.406	24.212	38	23.496	22.403	2
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.054	8.707	1*	11.205	10.803	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.707	10.054	1*	10.803	12.505	25	10.219	10.240	1*
2013	N/A	N/A	N/A	10.054	11.732	13	12.505	14.629	75	10.240	11.985	1*
2014	N/A	N/A	N/A	11.732	11.984	23	14.629	14.980	118	11.985	12.279	1*
2015	N/A	N/A	N/A	11.984	11.255	33	14.980	14.104	132	12.279	11.567	1*
2016	N/A	N/A	N/A	11.255	12.438	64	14.104	15.626	266	11.567	12.821	1*
2017	N/A	N/A	N/A	12.438	14.295	80	15.626	18.003	303	12.821	14.779	9
2018	N/A	N/A	N/A	14.295	12.995	76	18.003	16.407	299	14.779	13.475	11
LVIP BlackRock Emerging Markets Managed Volatility(6)
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.200	11.003	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.688	9.994	5	11.003	10.028	12	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.994	9.382	6	10.028	9.437	47	N/A	N/A	N/A
2015	N/A	N/A	N/A	9.382	7.871	6	9.437	7.937	73	N/A	N/A	N/A
2016	N/A	N/A	N/A	7.871	8.314	10	7.937	8.404	87	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2010	N/A	N/A	N/A	10.120	10.134	2	10.102	10.150	5	10.122	10.153	1*
2011	10.121	11.183	1*	10.134	11.219	119	10.150	11.265	365	10.153	11.274	1*
2012	11.183	11.733	1*	11.219	11.795	204	11.265	11.873	544	11.274	11.888	5
2013	11.733	10.594	1*	11.795	10.671	199	11.873	10.769	550	11.888	10.788	1*
2014	10.594	10.764	1*	10.671	10.864	225	10.769	10.991	590	10.788	11.016	1*
2015	10.764	10.310	1*	10.864	10.427	221	10.991	10.574	558	11.016	10.604	3
2016	10.310	10.520	1*	10.427	10.661	222	10.574	10.839	597	10.604	10.875	3
2017	10.520	10.591	3	10.661	10.754	238	10.839	10.961	622	10.875	11.002	9
2018	10.591	10.462	3	10.754	10.644	227	10.961	10.876	563	11.002	10.923	9
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	10.521	10.575	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.575	9.844	16	11.025	10.289	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.844	11.310	21	10.289	11.850	11	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.310	14.010	15	11.850	14.716	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.010	14.569	12	14.716	15.342	35	N/A	N/A	N/A
2015	16.147	16.001	1*	14.569	14.574	19	15.342	15.385	48	14.918	14.977	1*
2016	16.001	15.556	4	14.574	14.197	37	15.385	15.025	114	14.977	14.634	1*
2017	15.556	19.329	3	14.197	17.675	33	15.025	18.753	123	14.634	18.274	1*
2018	19.329	18.221	2	17.675	16.695	45	18.753	17.757	130	18.274	17.312	1*
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.116	9.227	3	12.152	11.111	12	10.227	9.356	1*
2012	N/A	N/A	N/A	9.227	9.698	3	11.111	11.707	28	9.356	9.863	1*
2013	N/A	N/A	N/A	9.698	11.950	6	11.707	14.462	17	9.863	12.189	1*
2014	N/A	N/A	N/A	11.950	10.933	11	14.462	13.264	45	12.189	11.185	1*
2015	10.527	10.162	1*	10.933	10.338	17	13.264	12.575	54	11.185	10.609	1*
2016	10.162	10.236	1*	10.338	10.435	41	12.575	12.724	98	10.609	10.741	1*
2017	N/A	N/A	N/A	10.435	12.933	39	12.724	15.809	96	10.741	13.352	1*
2018	N/A	N/A	N/A	12.933	12.815	43	15.809	15.704	83	13.352	13.269	2
B-6

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Clarion Global Real Estate Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.562	11.709	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	7.477	6.740	19	11.709	10.582	27	7.559	6.834	2
2012	N/A	N/A	N/A	6.740	8.296	23	10.582	13.058	37	6.834	8.437	3
2013	N/A	N/A	N/A	8.296	8.459	27	13.058	13.347	47	8.437	8.629	37
2014	9.256	9.365	3	8.459	9.509	22	13.347	15.042	46	8.629	9.729	37
2015	9.365	9.113	2	9.509	9.272	23	15.042	14.703	52	9.729	9.515	37
2016	9.113	9.085	11	9.272	9.261	29	14.703	14.723	52	9.515	9.533	37
2017	9.085	9.920	11	9.261	10.134	28	14.723	16.152	50	9.533	10.463	37
2018	9.920	8.957	11	10.134	9.169	28	16.152	14.650	48	10.463	9.495	37
LVIP Delaware Bond Fund - Service Class
2010	N/A	N/A	N/A	12.503	12.519	49	10.273	10.322	267	12.642	12.674	1*
2011	12.665	13.415	71	12.519	13.288	2,628	10.322	10.984	13,009	12.674	13.493	67
2012	13.415	14.075	82	13.288	13.969	3,399	10.984	11.575	17,755	13.493	14.227	99
2013	14.075	13.532	91	13.969	13.457	3,876	11.575	11.179	20,163	14.227	13.747	190
2014	13.532	14.113	116	13.457	14.063	3974	11.179	11.712	19861	13.747	14.409	209
2015	14.113	13.942	123	14.063	13.921	3897	11.712	11.623	18888	14.409	14.306	198
2016	13.942	14.095	135	13.921	14.102	3720	11.623	11.803	18054	14.306	14.535	200
2017	14.095	14.478	119	14.102	14.513	3634	11.803	12.178	18019	14.535	15.005	210
2018	14.478	14.129	120	14.513	14.193	3377	12.178	11.938	16361	15.005	14.717	169
LVIP Delaware Diversified Floating Rate Fund - Service Class
2010	N/A	N/A	N/A	10.076	10.075	1*	10.083	10.091	8	10.096	10.094	1*
2011	10.062	9.889	1*	10.075	9.921	84	10.091	9.961	348	10.094	9.969	2
2012	9.889	10.153	1*	9.921	10.206	106	9.961	10.274	417	9.969	10.287	2
2013	10.153	10.077	1*	10.206	10.151	184	10.274	10.243	647	10.287	10.262	5
2014	10.077	9.988	8	10.151	10.081	178	10.243	10.198	606	10.262	10.222	5
2015	9.988	9.768	8	10.081	9.879	159	10.198	10.019	584	10.222	10.047	5
2016	9.768	9.840	11	9.879	9.972	146	10.019	10.138	613	10.047	10.172	4
2017	9.840	9.939	12	9.972	10.092	155	10.138	10.287	594	10.172	10.326	9
2018	9.939	9.818	13	10.092	9.989	161	10.287	10.207	559	10.326	10.251	8
LVIP Delaware Social Awareness Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.354	9.283	3	10.900	10.844	11	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.283	10.553	3	10.844	12.359	17	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.553	14.120	3	12.359	16.578	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.120	16.041	3	16.578	18.879	17	N/A	N/A	N/A
2015	18.376	18.260	2	16.041	15.713	3	18.879	18.540	14	N/A	N/A	N/A
2016	N/A	N/A	N/A	15.713	16.523	3	18.540	19.544	15	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.523	19.583	2	19.544	23.222	12	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.583	18.431	2	23.222	21.910	12	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2010	N/A	N/A	N/A	9.531	9.498	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.498	8.879	2	11.779	11.039	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.879	10.063	3	11.039	12.543	25	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.063	13.276	3	12.543	16.588	40	10.894	13.542	1*
2014	N/A	N/A	N/A	13.276	14.090	9	16.588	17.650	41	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.090	13.931	8	17.650	17.494	31	N/A	N/A	N/A
2016	N/A	N/A	N/A	13.931	16.540	7	17.494	20.822	31	15.726	17.024	1*
2017	N/A	N/A	N/A	16.540	19.206	7	20.822	24.239	27	17.024	19.827	1*
2018	N/A	N/A	N/A	19.206	16.146	7	24.239	20.428	27	19.827	16.718	1*
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	8.092	8.329	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.329	9.764	1*	9.131	9.804	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.764	11.096	1*	9.804	11.169	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.096	10.131	2	11.169	10.223	43	10.607	10.241	6
2015	N/A	N/A	N/A	10.131	9.603	2	10.223	9.715	48	10.241	9.737	8
2016	N/A	N/A	N/A	9.603	9.666	3	9.715	9.803	101	9.737	9.830	1*
2017	N/A	N/A	N/A	9.666	12.037	5	9.803	12.238	107	9.830	12.278	1*
2018	N/A	N/A	N/A	12.037	9.971	9	12.238	10.163	113	12.278	10.202	2
B-7

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2010	N/A	N/A	N/A	9.095	9.202	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.202	9.183	38	10.999	11.003	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.183	10.442	26	11.003	12.544	14	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.442	13.722	16	12.544	16.525	16	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.722	15.314	15	16.525	18.488	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	15.314	14.799	17	18.488	17.911	17	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.799	16.695	16	17.911	20.257	16	N/A	N/A	N/A
2017	N/A	N/A	N/A	16.695	19.900	13	20.257	24.207	14	N/A	N/A	N/A
2018	N/A	N/A	N/A	19.900	18.195	12	24.207	22.188	15	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2011	N/A	N/A	N/A	9.061	9.388	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.388	10.880	3	10.285	10.924	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.880	13.873	3	10.924	13.964	22	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.873	14.337	5	13.964	14.467	30	13.220	14.494	16
2015	N/A	N/A	N/A	14.337	13.074	6	14.467	13.226	38	14.494	13.257	19
2016	N/A	N/A	N/A	13.074	14.343	25	13.226	14.546	142	13.257	14.587	2
2017	N/A	N/A	N/A	14.343	16.871	44	14.546	17.153	158	14.587	17.210	2
2018	N/A	N/A	N/A	16.871	15.356	48	17.153	15.651	157	17.210	15.711	2
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2011	N/A	N/A	N/A	10.014	10.380	28	10.024	10.396	119	10.284	10.399	1*
2012	N/A	N/A	N/A	10.380	10.629	48	10.396	10.672	269	10.399	10.681	14
2013	N/A	N/A	N/A	10.629	10.202	47	10.672	10.269	231	10.681	10.282	5
2014	10.385	10.462	2	10.202	10.539	59	10.269	10.635	238	10.282	10.654	5
2015	10.462	10.339	2	10.539	10.435	61	10.635	10.556	269	10.654	10.581	4
2016	10.339	10.398	1*	10.435	10.516	100	10.556	10.665	371	10.581	10.695	5
2017	10.398	10.545	3	10.516	10.686	102	10.665	10.865	437	10.695	10.901	5
2018	10.545	10.373	3	10.686	10.533	100	10.865	10.736	450	10.901	10.777	6
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.018	11.269	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.035	7.686	30	11.269	10.806	180	8.123	7.793	1*
2012	N/A	N/A	N/A	7.686	9.196	47	10.806	12.961	193	7.793	9.352	1*
2013	N/A	N/A	N/A	9.196	10.886	45	12.961	15.382	208	9.352	11.104	1*
2014	N/A	N/A	N/A	10.886	10.532	55	15.382	14.919	232	11.104	10.775	1*
2015	N/A	N/A	N/A	10.532	9.562	58	14.919	13.578	227	10.775	9.812	1*
2016	N/A	N/A	N/A	9.562	9.667	65	13.578	13.762	247	9.812	9.949	1*
2017	N/A	N/A	N/A	9.667	11.584	76	13.762	16.533	240	9.949	11.959	1*
2018	N/A	N/A	N/A	11.584	10.390	75	16.533	14.865	224	11.959	10.758	1*
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.621	11.894	58	10.761	11.041	242	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.894	12.888	109	11.041	11.994	454	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.888	13.961	104	11.994	13.026	457	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.961	14.566	137	13.026	13.624	515	N/A	N/A	N/A
2015	N/A	N/A	N/A	14.566	14.092	144	13.624	13.213	539	N/A	N/A	N/A
2016	N/A	N/A	N/A	14.092	14.607	133	13.213	13.731	533	N/A	N/A	N/A
2017	N/A	N/A	N/A	14.607	15.932	106	13.731	15.014	498	N/A	N/A	N/A
2018	N/A	N/A	N/A	15.932	15.026	126	15.014	14.195	472	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	10.153	10.308	36	11.192	11.236	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.308	10.175	220	11.236	11.119	854	10.436	10.332	15
2012	N/A	N/A	N/A	10.175	10.963	740	11.119	12.010	3,473	10.332	11.165	68
2013	13.253	14.236	21	10.963	12.287	1,516	12.010	13.494	8,217	11.165	12.552	154
2014	14.236	14.510	38	12.287	12.548	2027	13.494	13.816	11185	12.552	12.857	120
2015	14.510	13.767	52	12.548	11.929	2186	13.816	13.167	12623	12.857	12.260	131
2016	13.767	14.206	48	11.929	12.334	2054	13.167	13.649	12288	12.260	12.714	135
2017	14.206	16.182	46	12.334	14.078	1871	13.649	15.617	11620	12.714	14.555	112
2018	16.182	14.933	45	14.078	13.017	1817	15.617	14.476	10762	14.555	13.499	113
B-8

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Global Income Fund - Service Class
2010	N/A	N/A	N/A	11.451	11.598	4	10.616	10.746	13	N/A	N/A	N/A
2011	11.560	11.511	3	11.598	11.572	236	10.746	10.749	804	11.653	11.662	5
2012	11.511	12.212	3	11.572	12.301	279	10.749	11.455	1,037	11.662	12.434	19
2013	12.212	11.691	3	12.301	11.800	300	11.455	11.016	1,186	12.434	11.963	11
2014	11.691	11.740	9	11.800	11.873	323	11.016	11.112	1190	11.963	12.074	13
2015	11.740	11.331	9	11.873	11.483	314	11.112	10.774	1131	12.074	11.712	14
2016	11.331	11.220	3	11.483	11.392	325	10.774	10.715	1109	11.712	11.655	15
2017	11.220	11.611	5	11.392	11.813	364	10.715	11.139	1161	11.655	12.121	17
2018	11.611	11.656	5	11.813	11.883	353	11.139	11.233	1065	12.121	12.229	17
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2010	N/A	N/A	N/A	11.086	11.088	23	10.894	11.057	8	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.088	11.072	188	11.057	11.069	594	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.072	11.978	1,041	11.069	12.004	3,648	11.389	12.199	18
2013	14.679	14.865	1*	11.978	13.225	1,741	12.004	13.288	7,886	12.199	13.511	45
2014	14.865	15.251	4	13.225	13.595	2033	13.288	13.694	9711	13.511	13.930	72
2015	15.251	14.517	4	13.595	12.967	2185	13.694	13.093	10878	13.930	13.326	76
2016	14.517	14.920	4	12.967	13.354	2223	13.093	13.518	10529	13.326	13.766	74
2017	14.920	16.804	4	13.354	15.070	2054	13.518	15.293	9855	13.766	15.581	79
2018	16.804	15.653	4	15.070	14.066	1899	15.293	14.311	9255	15.581	14.587	74
LVIP Government Money Market Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.300	10.192	16	9.953	9.877	61	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.192	10.088	17	9.877	9.801	154	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.088	9.985	117	9.801	9.725	215	10.215	10.208	47
2014	N/A	N/A	N/A	9.985	9.884	60	9.725	9.650	189	10.208	10.135	21
2015	10.011	9.971	34	9.884	9.783	75	9.650	9.575	331	10.135	10.061	7
2016	9.971	9.850	10	9.783	9.683	120	9.575	9.502	201	N/A	N/A	N/A
2017	9.850	9.745	11	9.683	9.599	47	9.502	9.443	239	N/A	N/A	N/A
2018	9.745	9.733	12	9.599	9.607	50	9.443	9.474	327	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.829	10.965	1*	10.842	11.001	13	10.859	11.044	35	N/A	N/A	N/A
2012	10.965	12.414	1*	11.001	12.479	42	11.044	12.560	184	11.173	12.578	1*
2013	12.414	13.032	3	12.479	13.127	94	12.560	13.245	328	12.578	13.270	19
2014	13.032	13.203	10	13.127	13.325	146	13.245	13.479	445	13.270	13.511	22
2015	13.203	12.494	13	13.325	12.635	171	13.479	12.813	486	13.511	12.851	22
2016	12.494	13.940	14	12.635	14.126	174	12.813	14.360	465	12.851	14.410	23
2017	13.940	14.663	13	14.126	14.889	161	14.360	15.174	439	14.410	15.233	25
2018	14.663	14.032	14	14.889	14.277	151	15.174	14.586	398	15.233	14.651	13
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.048	11.180	3	N/A	N/A	N/A
2011	9.209	8.913	3	9.275	8.994	4	11.180	10.869	27	N/A	N/A	N/A
2012	8.913	9.987	1*	8.994	10.098	4	10.869	12.234	32	9.897	10.260	1*
2013	9.987	12.217	1*	10.098	12.378	7	12.234	15.033	58	N/A	N/A	N/A
2014	12.217	13.012	1*	12.378	13.210	6	15.033	16.083	59	N/A	N/A	N/A
2015	13.012	11.827	20	13.210	12.031	13	16.083	14.684	65	13.612	12.334	1*
2016	11.827	12.815	9	12.031	13.062	29	14.684	15.984	130	12.334	13.432	1*
2017	12.815	14.480	9	13.062	14.788	42	15.984	18.141	151	13.432	15.252	1*
2018	14.480	12.581	9	14.788	12.875	49	18.141	15.833	168	15.252	13.319	1*
LVIP MFS International Growth Fund - Service Class
2010	N/A	N/A	N/A	8.238	8.441	13	12.046	12.376	31	8.536	8.533	1*
2011	8.380	7.440	16	8.441	7.509	512	12.376	11.037	1,281	8.533	7.614	9
2012	7.440	8.752	16	7.509	8.851	481	11.037	13.042	1,206	7.614	9.001	54
2013	8.752	9.794	18	8.851	9.925	500	13.042	14.661	1,189	9.001	10.124	9
2014	9.794	9.161	24	9.925	9.302	537	14.661	13.775	1230	10.124	9.517	10
2015	9.161	9.142	25	9.302	9.301	502	13.775	13.808	1151	9.517	9.544	9
2016	9.142	9.155	25	9.301	9.333	481	13.808	13.891	1106	9.544	9.606	9
2017	9.155	11.893	23	9.333	12.148	419	13.891	18.125	914	9.606	12.541	6
2018	11.893	10.751	23	12.148	11.004	377	18.125	16.459	847	12.541	11.394	9
B-9

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP MFS Value Fund - Service Class
2010	N/A	N/A	N/A	8.290	8.564	37	10.618	10.915	112	8.670	8.658	1*
2011	8.503	8.367	48	8.564	8.445	2,004	10.915	10.790	6,204	8.658	8.563	49
2012	8.367	9.589	54	8.445	9.697	2,415	10.790	12.421	7,952	8.563	9.862	67
2013	9.589	12.843	60	9.697	13.014	2,269	12.421	16.712	7,117	9.862	13.275	108
2014	12.843	13.982	82	13.014	14.196	2275	16.712	18.275	6720	13.275	14.524	117
2015	13.982	13.699	90	14.196	13.937	2164	18.275	17.986	6299	14.524	14.301	130
2016	13.699	15.393	91	13.937	15.691	1970	17.986	20.301	5630	14.301	16.151	123
2017	15.393	17.835	76	15.691	18.219	1788	20.301	23.630	5010	16.151	18.808	120
2018	17.835	15.813	77	18.219	16.186	1629	23.630	21.046	4548	18.808	16.760	91
LVIP Mondrian International Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.729	8.253	1*	11.541	10.939	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.253	8.930	1*	10.939	11.865	11	N/A	N/A	N/A
2013	13.285	14.396	12	8.930	10.742	479	11.865	14.309	1,274	10.096	10.974	8
2014	14.396	13.824	17	10.742	10.335	479	14.309	13.802	1256	10.974	10.590	8
2015	13.824	13.104	17	10.335	9.817	475	13.802	13.142	1203	10.590	10.089	7
2016	13.104	13.427	18	9.817	10.079	447	13.142	13.528	1146	10.089	10.390	8
2017	13.427	16.051	15	10.079	12.073	389	13.528	16.243	982	10.390	12.482	6
2018	16.051	13.996	16	12.073	10.549	364	16.243	14.228	943	12.482	10.939	9
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A	10.004	9.934	30	10.007	9.950	28	N/A	N/A	N/A
2015	10.002	9.937	2	9.934	9.970	53	9.950	10.011	101	10.350	10.019	1*
2016	9.937	10.047	12	9.970	10.100	69	10.011	10.167	167	10.019	10.180	2
2017	10.047	10.064	2	10.100	10.137	99	10.167	10.230	209	10.180	10.249	9
2018	10.064	10.028	3	10.137	10.122	93	10.230	10.242	230	10.249	10.264	9
LVIP SSGA Bond Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.320	12.001	3	10.194	10.832	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.001	12.302	23	10.832	11.133	121	12.305	12.471	1*
2013	N/A	N/A	N/A	12.302	11.832	30	11.133	10.733	127	12.471	12.029	1*
2014	N/A	N/A	N/A	11.832	12.350	31	10.733	11.232	121	12.029	12.594	6
2015	12.206	12.039	2	12.350	12.221	37	11.232	11.142	128	12.594	12.500	8
2016	12.039	12.131	10	12.221	12.340	57	11.142	11.279	191	12.500	12.659	7
2017	12.131	12.330	8	12.340	12.567	58	11.279	11.516	185	12.659	12.932	2
2018	12.330	12.107	7	12.567	12.365	47	11.516	11.358	177	12.932	12.761	2
LVIP SSGA Conservative Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.089	11.493	33	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.578	12.043	16	11.493	12.146	23	11.354	12.167	2
2014	N/A	N/A	N/A	12.043	12.449	17	12.146	12.587	12	12.167	12.615	2
2015	N/A	N/A	N/A	12.449	12.173	23	12.587	12.339	44	12.615	12.372	2
2016	N/A	N/A	N/A	12.173	12.617	23	12.339	12.821	94	12.372	12.862	2
2017	N/A	N/A	N/A	12.617	13.788	16	12.821	14.046	110	12.862	14.098	2
2018	N/A	N/A	N/A	13.788	13.020	11	14.046	13.297	112	14.098	13.353	2
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.418	10.571	1*	10.429	10.609	41	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.571	11.307	56	10.609	11.375	84	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.307	11.950	59	11.375	12.052	97	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.950	12.448	61	12.052	12.587	164	N/A	N/A	N/A
2015	11.907	11.929	8	12.448	12.059	64	12.587	12.224	157	N/A	N/A	N/A
2016	11.929	12.555	14	12.059	12.717	89	12.224	12.923	176	N/A	N/A	N/A
2017	12.555	13.568	8	12.717	13.771	86	12.923	14.029	215	13.666	14.081	5
2018	13.568	12.696	8	13.771	12.911	85	14.029	13.186	219	14.081	13.242	3
B-10

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.494	8.234	1*	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.234	9.237	1*	11.023	11.497	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.237	10.969	3	11.497	13.688	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.969	10.925	4	13.688	13.667	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	10.925	10.321	5	13.667	12.944	3	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.321	11.179	5	12.944	14.056	3	N/A	N/A	N/A
2017	11.571	13.378	1*	11.179	13.635	6	14.056	17.186	3	N/A	N/A	N/A
2018	13.378	11.171	1*	13.635	11.409	5	17.186	14.417	4	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	14.351	12.049	1*	12.975	10.920	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.049	13.399	2	10.920	12.175	10	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.399	12.852	2	12.175	11.707	10	N/A	N/A	N/A
2014	13.037	12.100	3	12.852	12.258	2	11.707	11.194	12	N/A	N/A	N/A
2015	12.100	9.889	3	12.258	10.037	3	11.194	9.189	20	N/A	N/A	N/A
2016	N/A	N/A	N/A	10.037	11.438	2	9.189	10.498	21	10.696	11.744	1*
2017	N/A	N/A	N/A	11.438	13.980	3	10.498	12.862	18	11.744	14.396	1*
2018	N/A	N/A	N/A	13.980	12.099	2	12.862	11.160	18	14.396	12.497	1*
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.979	11.033	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.155	9.056	136	11.033	10.941	361	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.056	9.936	103	10.941	12.035	309	9.793	10.120	1*
2013	N/A	N/A	N/A	9.936	10.770	81	12.035	13.077	311	10.120	11.002	1*
2014	N/A	N/A	N/A	10.770	11.052	88	13.077	13.454	308	11.002	11.325	1*
2015	N/A	N/A	N/A	11.052	10.199	84	13.454	12.446	292	11.325	10.482	1*
2016	N/A	N/A	N/A	10.199	10.633	134	12.446	13.008	298	N/A	N/A	N/A
2017	N/A	N/A	N/A	10.633	12.051	118	13.008	14.780	287	N/A	N/A	N/A
2018	N/A	N/A	N/A	12.051	10.923	112	14.780	13.430	272	11.277	11.327	1*
LVIP SSGA International Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.852	10.277	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.277	12.011	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.533	10.302	8	12.011	14.382	20	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.302	9.575	4	14.382	13.400	24	N/A	N/A	N/A
2015	10.133	9.197	1*	9.575	9.336	6	13.400	13.098	25	N/A	N/A	N/A
2016	9.197	9.150	1*	9.336	9.307	11	13.098	13.090	24	N/A	N/A	N/A
2017	9.150	11.239	1*	9.307	11.455	11	13.090	16.152	21	N/A	N/A	N/A
2018	11.239	9.554	1*	11.455	9.758	11	16.152	13.792	29	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.987	11.097	1*	11.018	11.156	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.097	12.293	2	11.156	12.389	18	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.293	16.483	2	12.389	16.653	24	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.483	18.992	5	16.653	19.236	25	N/A	N/A	N/A
2015	18.480	17.604	2	18.992	17.871	7	19.236	18.146	24	N/A	N/A	N/A
2016	N/A	N/A	N/A	17.871	21.437	6	18.146	21.822	29	17.179	21.992	1*
2017	N/A	N/A	N/A	21.437	25.131	8	21.822	25.645	34	21.992	25.859	1*
2018	N/A	N/A	N/A	25.131	22.050	6	25.645	22.558	31	25.859	22.757	1*
LVIP SSGA Moderate Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.688	10.552	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.133	11.594	4	10.552	11.664	52	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.594	12.871	5	11.664	12.981	57	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.871	13.265	13	12.981	13.412	46	N/A	N/A	N/A
2015	13.317	12.763	23	13.265	12.902	34	13.412	13.078	69	N/A	N/A	N/A
2016	12.763	13.407	22	12.902	13.581	46	13.078	13.800	89	N/A	N/A	N/A
2017	13.407	15.130	5	13.581	15.356	49	13.800	15.643	90	N/A	N/A	N/A
2018	15.130	13.970	2	15.356	14.207	58	15.643	14.509	88	N/A	N/A	N/A
B-11

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.579	10.473	5	10.590	10.510	28	N/A	N/A	N/A
2012	11.158	11.372	60	10.473	11.427	24	10.510	11.497	188	11.118	11.511	2
2013	11.372	12.639	88	11.427	12.725	79	11.497	12.834	389	11.511	12.856	17
2014	12.639	13.142	105	12.725	13.259	103	12.834	13.406	513	12.856	13.436	16
2015	13.142	12.597	115	13.259	12.734	121	13.406	12.908	615	13.436	12.943	15
2016	12.597	13.561	124	12.734	13.736	184	12.908	13.958	725	12.943	14.003	13
2017	13.561	15.114	118	13.736	15.341	177	13.958	15.628	754	14.003	15.686	50
2018	15.114	13.829	118	15.341	14.064	175	15.628	14.363	692	15.686	14.423	46
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.646	11.660	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.660	13.247	27	N/A	N/A	N/A
2014	13.133	13.366	1*	N/A	N/A	N/A	13.247	13.634	49	N/A	N/A	N/A
2015	13.366	12.899	2	13.769	13.039	3	13.634	13.217	52	N/A	N/A	N/A
2016	12.899	13.644	2	13.039	13.820	3	13.217	14.043	58	N/A	N/A	N/A
2017	13.644	15.721	2	13.820	15.956	3	14.043	16.254	44	N/A	N/A	N/A
2018	15.721	14.337	2	15.956	14.580	3	16.254	14.890	44	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.866	10.517	2	10.875	10.547	1*	10.886	10.584	68	N/A	N/A	N/A
2012	10.517	11.541	13	10.547	11.596	19	10.584	11.667	137	N/A	N/A	N/A
2013	11.541	13.093	13	11.596	13.183	27	11.667	13.296	158	N/A	N/A	N/A
2014	13.093	13.579	14	13.183	13.700	54	13.296	13.852	182	N/A	N/A	N/A
2015	13.579	12.911	18	13.700	13.052	71	13.852	13.230	188	13.034	13.265	1*
2016	12.911	14.051	27	13.052	14.232	71	13.230	14.463	202	N/A	N/A	N/A
2017	14.051	15.904	27	14.232	16.142	85	14.463	16.444	238	N/A	N/A	N/A
2018	15.904	14.382	27	16.142	14.627	81	16.444	14.938	225	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.936	9.969	1*	8.755	8.802	6	11.105	11.192	10	N/A	N/A	N/A
2012	9.969	11.358	1*	8.802	10.048	19	11.192	12.808	24	N/A	N/A	N/A
2013	11.358	14.770	1*	10.048	13.093	56	12.808	16.731	73	N/A	N/A	N/A
2014	14.770	16.504	1*	13.093	14.659	59	16.731	18.780	66	N/A	N/A	N/A
2015	16.504	16.448	1*	14.659	14.639	37	18.780	18.801	59	15.076	15.044	2
2016	16.448	18.108	5	14.639	16.149	36	18.801	20.792	125	15.044	16.646	2
2017	18.108	21.686	6	16.149	19.378	37	20.792	25.012	126	16.646	20.035	2
2018	21.686	20.372	6	19.378	18.241	38	25.012	23.603	65	20.035	18.916	2
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A	10.039	10.072	1*	10.051	10.089	7	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2010	N/A	N/A	N/A	9.129	9.268	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.268	8.731	4	11.235	10.611	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.731	9.988	7	10.611	12.169	17	8.909	10.158	1*
2013	11.547	13.418	3	9.988	13.597	37	12.169	16.607	79	10.158	13.870	19
2014	13.418	13.836	3	13.597	14.049	38	16.607	17.202	73	13.870	14.374	19
2015	13.836	12.988	3	14.049	13.213	36	17.202	16.219	69	14.374	13.560	19
2016	12.988	15.440	1*	13.213	15.740	32	16.219	19.369	63	13.560	16.201	19
2017	15.440	17.371	1*	15.740	17.744	32	19.369	21.890	57	16.201	18.319	19
2018	17.371	15.167	1*	17.744	15.524	32	21.890	19.199	55	18.319	16.075	18
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	13.676	13.201	1*	11.256	10.893	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.201	14.832	1*	10.893	12.269	8	N/A	N/A	N/A
2013	N/A	N/A	N/A	14.832	19.691	1*	12.269	16.329	7	N/A	N/A	N/A
2014	N/A	N/A	N/A	19.691	20.273	1*	16.329	16.854	10	N/A	N/A	N/A
2015	N/A	N/A	N/A	20.273	18.641	2	16.854	15.536	17	20.625	19.068	1*
2016	N/A	N/A	N/A	18.641	23.937	2	15.536	20.000	17	19.068	24.558	1*
2017	N/A	N/A	N/A	23.937	25.124	2	20.000	21.044	19	24.558	25.854	1*
2018	N/A	N/A	N/A	25.124	21.463	3	21.044	18.023	16	25.854	22.153	1*
B-12

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP T. Rowe Price Growth Stock Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.235	8.947	3	9.302	9.030	29	11.508	11.200	50	N/A	N/A	N/A
2012	8.947	10.428	3	9.030	10.546	35	11.200	13.113	77	N/A	N/A	N/A
2013	10.428	14.284	3	10.546	14.475	42	13.113	18.043	87	13.937	14.765	1*
2014	14.284	15.298	8	14.475	15.532	43	18.043	19.410	93	14.765	15.891	1*
2015	15.298	16.686	11	15.532	16.976	51	19.410	21.267	111	15.891	17.421	2
2016	16.686	16.667	12	16.976	16.991	54	21.267	21.339	113	17.421	17.488	2
2017	16.667	21.951	12	16.991	22.423	56	21.339	28.232	99	17.488	23.149	3
2018	21.951	21.382	11	22.423	21.886	53	28.232	27.624	90	23.149	22.662	2
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.998	11.947	4	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.521	10.931	16	11.947	11.365	48	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.931	12.550	15	11.365	13.080	66	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.550	16.698	13	13.080	17.446	64	16.267	17.058	1*
2014	20.499	21.570	4	16.698	18.391	13	17.446	19.264	68	N/A	N/A	N/A
2015	21.570	21.696	4	18.391	18.535	12	19.264	19.463	60	20.322	19.049	1*
2016	21.696	22.988	4	18.535	19.678	10	19.463	20.715	65	19.049	20.284	1*
2017	22.988	28.248	4	19.678	24.231	9	20.715	25.572	62	20.284	25.053	1*
2018	28.248	26.975	4	24.231	23.185	9	25.572	24.529	58	25.053	24.043	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2015	9.935	9.540	2	10.028	9.553	57	10.070	9.569	500	9.992	9.572	3
2016	9.540	9.781	4	9.553	9.813	403	9.569	9.854	1621	9.572	9.863	14
2017	9.781	11.102	1*	9.813	11.162	425	9.854	11.237	1863	9.863	11.252	13
2018	11.102	10.432	1*	11.162	10.508	383	11.237	10.605	1798	11.252	10.625	13
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.633	9.382	1*	10.088	9.397	19	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.382	10.665	11	9.397	10.709	70	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.665	13.741	11	10.709	13.832	80	N/A	N/A	N/A
2014	N/A	N/A	N/A	13.741	15.220	19	13.832	15.359	84	N/A	N/A	N/A
2015	15.449	14.839	1*	15.220	14.977	22	15.359	15.152	87	15.743	15.187	1*
2016	14.839	16.393	1*	14.977	16.579	26	15.152	16.813	88	15.187	16.861	1*
2017	16.393	19.406	1*	16.579	19.666	27	16.813	19.994	94	16.861	20.061	1*
2018	19.406	18.174	1*	19.666	18.454	24	19.994	18.809	94	20.061	18.881	1*
LVIP Vanguard International Equity ETF Fund - Service Class
2011	N/A	N/A	N/A	8.452	8.371	1*	9.917	8.385	12	8.647	8.387	1*
2012	N/A	N/A	N/A	8.371	9.861	6	8.385	9.901	51	8.387	9.909	1*
2013	N/A	N/A	N/A	9.861	11.169	6	9.901	11.243	66	9.909	11.258	1*
2014	N/A	N/A	N/A	11.169	10.513	6	11.243	10.609	85	11.258	10.628	1*
2015	N/A	N/A	N/A	10.513	10.072	17	10.609	10.189	91	10.628	10.212	1*
2016	N/A	N/A	N/A	10.072	10.311	30	10.189	10.457	87	10.212	10.486	1*
2017	N/A	N/A	N/A	10.311	13.059	29	10.457	13.277	104	10.486	13.321	1*
2018	N/A	N/A	N/A	13.059	10.994	29	13.277	11.206	107	13.321	11.249	1*
LVIP Wellington Capital Growth Fund - Service Class
2010	N/A	N/A	N/A	9.443	9.680	20	11.437	11.665	63	9.797	9.786	1*
2011	9.613	8.616	24	9.680	8.694	985	11.665	10.503	3,190	9.786	8.815	24
2012	8.616	10.106	27	8.694	10.218	1,185	10.503	12.375	4,012	8.815	10.392	33
2013	10.106	13.541	30	10.218	13.718	1,070	12.375	16.655	3,514	10.392	13.992	45
2014	13.541	14.856	32	13.718	15.080	993	16.655	18.355	3119	13.992	15.429	45
2015	14.856	16.014	29	15.080	16.288	889	18.355	19.875	2703	15.429	16.714	40
2016	16.014	15.791	29	16.288	16.094	839	19.875	19.687	2550	16.714	16.565	42
2017	15.791	21.135	23	16.094	21.584	704	19.687	26.468	2063	16.565	22.282	40
2018	21.135	21.103	22	21.584	21.594	587	26.468	26.547	1713	22.282	22.359	31
B-13

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
LVIP Wellington Mid-Cap Value Fund - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	8.723	7.808	19	11.616	10.423	34	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.808	9.566	21	10.423	12.803	41	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.566	12.668	16	12.803	16.996	44	12.293	12.921	1*
2014	N/A	N/A	N/A	12.668	13.540	15	16.996	18.212	48	12.921	13.853	1*
2015	N/A	N/A	N/A	13.540	13.163	18	18.212	17.749	45	13.853	13.508	1*
2016	12.242	14.413	8	13.163	14.691	24	17.749	19.859	58	13.508	15.121	1*
2017	14.413	16.105	9	14.691	16.449	32	19.859	22.291	62	15.121	16.981	1*
2018	16.105	13.559	8	16.449	13.877	33	22.291	18.852	62	16.981	14.368	2
MFS® VIT Growth Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.807	9.650	8	11.375	11.221	43	N/A	N/A	N/A
2012	10.065	11.079	2	9.650	11.180	9	11.221	13.032	57	N/A	N/A	N/A
2013	11.079	14.934	2	11.180	15.100	14	13.032	17.647	65	14.796	15.352	1*
2014	14.934	16.030	7	15.100	16.240	51	17.647	19.027	142	15.352	16.561	2
2015	16.030	16.987	13	16.240	17.244	74	19.027	20.253	171	16.561	17.637	3
2016	16.987	17.141	17	17.244	17.436	77	20.253	20.530	185	17.637	17.887	3
2017	17.141	22.189	19	17.436	22.617	66	20.530	26.697	164	17.887	23.272	3
2018	22.189	22.442	18	22.617	22.920	54	26.697	27.123	145	23.272	23.655	3
MFS® VIT Total Return Series - Service Class
2016	15.376	16.116	1*	14.419	14.914	9	15.425	15.975	19	N/A	N/A	N/A
2017	16.116	17.829	5	14.914	16.533	13	15.975	17.753	67	N/A	N/A	N/A
2018	17.829	16.573	5	16.533	15.400	16	17.753	16.578	73	N/A	N/A	N/A
MFS® VIT Total Return Series -Service Class(5)
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.505	10.697	3	10.260	10.260	1*
2011	N/A	N/A	N/A	10.134	10.187	53	10.697	10.780	146	10.260	10.345	1*
2012	N/A	N/A	N/A	10.187	11.183	56	10.780	11.863	152	10.345	11.390	1*
2013	N/A	N/A	N/A	11.183	12.411	55	11.863	13.178	147	11.390	12.654	1*
MFS® VIT Utilities Series - Service Class
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.434	11.672	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	11.914	12.557	28	11.672	12.332	128	N/A	N/A	N/A
2012	N/A	N/A	N/A	12.557	14.068	38	12.332	13.850	183	12.728	14.328	12
2013	N/A	N/A	N/A	14.068	16.735	41	13.850	16.517	177	14.328	17.096	1*
2014	24.889	25.295	2	16.735	18.624	48	16.517	18.428	171	17.096	19.084	1*
2015	25.295	21.294	4	18.624	15.710	49	18.428	15.584	201	19.084	16.146	1*
2016	21.294	23.392	2	15.710	17.293	50	15.584	17.197	192	16.146	17.826	1*
2017	23.392	26.449	3	17.293	19.592	45	17.197	19.532	175	17.826	20.257	1*
2018	26.449	26.332	3	19.592	19.545	44	19.532	19.533	159	20.257	20.268	1*
Morgan Stanley VIF Growth Portfolio - Class II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	20.495	19.665	1*	11.858	11.405	21	N/A	N/A	N/A
2012	N/A	N/A	N/A	19.665	22.194	1*	11.405	12.905	20	N/A	N/A	N/A
2013	N/A	N/A	N/A	22.194	32.443	4	12.905	18.911	19	N/A	N/A	N/A
2014	N/A	N/A	N/A	32.443	34.059	3	18.911	19.903	17	N/A	N/A	N/A
2015	N/A	N/A	N/A	34.059	37.737	2	19.903	22.107	13	N/A	N/A	N/A
2016	N/A	N/A	N/A	37.737	36.625	2	22.107	21.510	18	39.114	37.529	1*
2017	N/A	N/A	N/A	36.625	51.762	2	21.510	30.475	22	37.529	53.198	1*
2018	N/A	N/A	N/A	51.762	54.959	4	30.475	32.439	23	53.198	56.654	1*
B-14

	With EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Oppenheimer Global Fund/VA Service Shares
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.583	11.680	6	17.682	17.652	1*
2011	N/A	N/A	N/A	17.539	15.876	31	11.680	10.599	166	17.652	16.026	1*
2012	N/A	N/A	N/A	15.876	19.001	34	10.599	12.718	138	16.026	19.238	1*
2013	N/A	N/A	N/A	19.001	23.878	32	12.718	16.022	123	19.238	24.249	1*
2014	N/A	N/A	N/A	23.878	24.115	30	16.022	16.221	118	24.249	24.562	1*
2015	N/A	N/A	N/A	24.115	24.739	27	16.221	16.683	107	24.562	25.274	1*
2016	N/A	N/A	N/A	24.739	24.442	27	16.683	16.524	106	25.274	25.046	1*
2017	N/A	N/A	N/A	24.442	32.971	22	16.524	22.346	89	25.046	33.887	1*
2018	N/A	N/A	N/A	32.971	28.257	23	22.346	19.199	90	33.887	29.129	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2010	N/A	N/A	N/A	14.861	15.425	1*	N/A	N/A	N/A	N/A	N/A	N/A
2011	15.375	14.039	2	15.425	14.112	11	13.265	12.166	13	N/A	N/A	N/A
2012	14.039	14.575	2	14.112	14.681	12	12.166	12.688	12	N/A	N/A	N/A
2013	14.575	12.275	1*	14.681	12.389	11	12.688	10.734	13	N/A	N/A	N/A
2014	12.275	9.866	1*	12.389	9.977	9	10.734	8.666	13	11.721	10.147	1*
2015	9.866	7.243	2	9.977	7.339	10	8.666	6.391	23	N/A	N/A	N/A
2016	7.243	8.216	15	7.339	8.343	13	6.391	7.283	24	N/A	N/A	N/A
2017	8.216	8.280	15	8.343	8.425	14	7.283	7.373	21	8.212	8.645	3
2018	8.280	7.016	15	8.425	7.153	13	7.373	6.275	20	8.645	7.362	3
Templeton Global Bond VIP Fund - Class 2
2014	N/A	N/A	N/A	18.205	17.784	1*	10.061	9.944	14	18.455	18.222	1*
2015	N/A	N/A	N/A	17.784	16.841	3	9.944	9.440	32	18.222	17.308	1*
2016	17.031	18.110	1*	16.841	17.154	1*	9.440	9.640	45	17.308	17.683	1*
2017	18.110	18.229	1*	17.154	17.302	5	9.640	9.748	45	17.683	17.889	1*
2018	18.229	18.352	1*	17.302	17.453	6	9.748	9.857	38	17.889	18.099	1*
*	The numbers of accumulation units less than 1000 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance A Share and ChoicePlus Assurance A Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA International Index Fund Subaccount.
(4)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Small-Cap Index Fund Subaccount.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSGA Moderate Structured Allocation Fund Subaccount.
(6)	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
B-15

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Appendix C — Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are no longer available. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders.
Charges and Deductions for Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage 2.0 is an older version of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) which is still currently available. For more information about Lincoln Lifetime IncomeSM Advantage 2.0 please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
The charge rates for the riders listed above are:
	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals; and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.

If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charge for the Death Benefit you have elected on your base contract also applies: 1.05% for the EGMDB, 0.80% for the Guarantee of Principal Death Benefit and 0.75% for the Account Value Death Benefit. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.
Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Gross Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
Since the Automatic Annual Step-up could increase your Guaranteed Amount every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 1.50%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Guaranteed Amount will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Gross Purchase Payment will cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.

The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge rate of 1.05% applied to the Guaranteed Amount. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the seventh Benefit Year anniversary.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Lincoln SmartSecurity® Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Gross Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Gross Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge rate will change to the current charge rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.

i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value Death Benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.10% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Discontinued Living Benefit Riders
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse are available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments made within 90 days of rider election) over your Contract Value. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below.
If you purchased this rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
If the rider was elected at contract issue, then the rider was effective on the contract’s effective date. If the rider was elected after the contract was issued the rider became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 (= $115,000 x 1.05 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10 million.

For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any Purchase Payments made on that date is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$47,750*	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) This step-up will not occur if:
1.	any withdrawal was made prior to age 59 (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.
After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10 million.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$47,750*	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
*The beginning Contract Value is the initial Purchase Payment less the 4.5% sales charge.
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	You are over age 59 (age 65 of the youngest life for joint life option).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and
4.	The 200% step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint:
•	$100,000 Purchase Payment
•	$100,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $90,000
•	$5,000 Maximum Annual Withdrawal amount
If a $5,000 withdrawal is made before age 59, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444).
In a declining market, withdrawals prior to age 59 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the Annuity Commencement Date, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual

Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59) to receive Maximum Annual Withdrawal amounts.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	upon the death under the single life option or the death of the surviving Secondary Life under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit Rider at any time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Guaranteed Amount to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
Lincoln SmartSecurity® Advantage
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Gross Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Gross Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Gross Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Gross Purchase Payments automatically increase the Guaranteed Amount by the amount of the Gross Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Gross Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Gross Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (less 4.5% sales charge)	$47,750	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Gross Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Gross Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Gross Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract.
If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if:
•	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
•	the RMD calculation must be based only on the value in this contract;
•	no withdrawals other than RMD’s are made within the Benefit Year; and
•	this contract is not a beneficiary IRA.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000

Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Excess Withdrawals will be subject to an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Guaranteed Income Benefit (version 4). The charge (see Expense Table B), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Guaranteed Income Benefit (version 4). This decision must be made prior to the maximum age limit and prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of this rider may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchased a 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elected 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elected 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Gross Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Gross Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Gross Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:

Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Gross Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10 million. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,893	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.

The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

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Appendix D — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between April 1, 2019 and May 19, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	5.90%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between November 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between May 21, 2018 and October 31, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.75%	65 – 74	5.35%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
D-1

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
D-2

Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 21, 2012 but prior to December 3, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to May 21, 2012:
Single Life Option		Joint Life Option*
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
D-3

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Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections between August 29, 2016 (October 3, 2016 for existing Contractowners) and April 18, 2018.
Single & Joint Life Option**	Single & Joint Life Option**
Age	GIB Percentage*
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*In order to have received the percentage indicated, your rider election form must have been signed or dated on or before the last day of the effective period noted above.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 –58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
E-1

Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE® Advantage Guaranteed Income Benefit elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

E-2

SAI 2

Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln Life Variable Annuity Account N   (Registrant)
The Lincoln National Life Insurance Company   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (A Class) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2019, as supplemented. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (A Class) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln Life Variable Annuity Account N, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $433,441,077, $485,694,075 and $561,871,495 to LFN and Selling Firms in 2016, 2017 and 2018 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio
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rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 consolidated financial statements of Lincoln Life appear on the following pages.
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